UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor

                             Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

                            Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 to March 31, 2013

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	March 28, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 90.1%
Australia - 3.5%
Alumina Ltd. †	37,995	$44,114
AMP Ltd.	23,051	125,584
Arrium Ltd.	230,247	210,588
ASX Ltd.	2,722	102,845
Australia & New Zealand Banking Group Ltd.	44,518	1,327,720
BHP Billiton Ltd. (a)	51,827	1,771,713
BlueScope Steel Ltd. †	18,861	99,028
Boart Longyear Ltd.	3,771	5,069
Caltex Australia Ltd.	7,917	176,788
CFS Retail Property Trust Group REIT	36,456	76,423
Commonwealth Bank of Australia	32,216	2,288,294
Computershare Ltd.	7,001	74,660
CSL Ltd.	12,744	787,727
Dexus Property Group REIT	74,910	81,403
Downer EDI Ltd.	87,722	455,978
Flight Centre Ltd. (a)	1,645	57,754
Fortescue Metals Group Ltd.	19,404	80,333
Goodman Group REIT	30,110	150,507
GPT Group REIT	29,672	114,832
GPT Group REIT (3)†(b)	96,388	—
Lend Lease Group	8,523	90,921
Macquarie Group Ltd.	8,614	335,100
Mirvac Group REIT	51,825	87,691
Myer Holdings Ltd.	82,269	253,508
National Australia Bank Ltd.	43,696	1,409,902
Newcrest Mining Ltd.	12,358	258,705
OZ Minerals Ltd.	5,222	29,151
Pacific Brands Ltd. (a)	31,784	28,600
Qantas Airways Ltd. †	140,786	262,504
QBE Insurance Group Ltd.	6,921	97,846
Rio Tinto Ltd.	5,863	351,675
Sims Metal Management Ltd.	10,982	115,418
Sonic Healthcare Ltd.	10,017	145,756
Stockland REIT	43,746	166,951
Suncorp Group Ltd.	40,286	497,194
Tabcorp Holdings Ltd.	35,970	121,299
Telecom Corp of New Zealand Ltd.	233,661	448,658
Telstra Corp. Ltd.	249,437	1,172,879
Transfield Services Ltd.	120,168	229,576
Treasury Wine Estates Ltd.	8,649	51,415
Wesfarmers Ltd.	13,236	555,788
Westfield Group REIT	35,184	398,637
Westfield Retail Trust REIT	46,500	146,396
Westpac Banking Corp.	47,540	1,529,915
Woodside Petroleum Ltd.	4,667	174,924
Woolworths Ltd.	28,551	1,007,955

		17,999,724

Belgium - 0.5%
Anheuser-Busch InBev NV	13,971	1,388,960
Solvay SA	7,956	1,079,600

		2,468,560

Canada - 4.0%
Agrium, Inc. (1)	9,000	877,630
Alimentation Couche Tard, Inc., Class B (1)	3,400	184,283
ARC Resources Ltd. (1)	4,700	124,180
Athabasca Oil Corp. (1)†	4,800	42,951
Bank of Montreal (1)	18,380	1,156,881
Bank of Nova Scotia (1)	5,799	337,431
Barrick Gold Corp. (1)	27,100	796,047

	SHARES	VALUE (Note 3)
Canada - 4.0% (continued)
Baytex Energy Corp. (1)	1,900	$79,621
BCE, Inc. (1)	8,409	392,864
Bonavista Energy Corp. (1)	1,300	19,119
Brookfield Asset Management, Inc., Class A (1)	8,102	295,894
Brookfield Office Properties, Inc. (1)	2,845	48,843
CAE, Inc. (1)	16,300	159,334
Canadian Imperial Bank of Commerce (1)(a)	7,500	588,276
Canadian National Railway Co. (1)	8,000	804,056
Canadian Tire Corp. Ltd., Class A (1)	4,400	317,531
Cenovus Energy, Inc. (1)	4,900	151,749
CGI Group, Inc., Class A (1)†	3,700	100,563
CI Financial Corp. (1)	2,600	71,920
Crescent Point Energy Corp. (1)(a)	4,600	173,657
Eldorado Gold Corp. (1)	10,600	101,320
Empire Co., Ltd., Class A (1)	5,900	384,195
Encana Corp. (1)	17,500	340,405
Enerplus Corp. (1)	2,951	43,110
Fairfax Financial Holdings Ltd. (1)	100	39,047
Finning International, Inc. (1)	15,700	391,167
Franco-Nevada Corp. (1)	2,100	95,858
Goldcorp, Inc. (1)	12,788	430,274
Great-West Lifeco, Inc. (1)	3,145	84,302
Husky Energy, Inc. (1)	30,500	875,503
IGM Financial, Inc. (1)	1,700	76,595
Imperial Oil Ltd. (1)	19,400	792,920
Industrial Alliance Insurance & Financial Services, Inc. (1)	6,100	224,340
Inmet Mining Corp. (1)	880	58,603
Kinross Gold Corp. (1)	47,000	371,984
Loblaw Cos., Ltd. (1)	5,700	239,817
Magna International, Inc. (1)	13,034	766,117
Manulife Financial Corp. (1)	9,900	145,793
MEG Energy Corp. (1)†	2,000	64,202
New Gold, Inc. (1)†	7,000	63,671
Onex Corp. (1)	14,400	686,653
Open Text Corp. (1)†	900	53,193
Osisko Mining Corp. (1)†	5,500	32,648
Penn West Petroleum Ltd. (1)(a)	7,500	80,622
Power Corp. of Canada (1)	4,746	127,544
Research In Motion Ltd. (1)†(a)	7,500	111,409
RioCan Real Estate Investment Trust REIT (1)(a)	2,100	57,469
Rogers Communications, Inc., Class B (1)	11,400	582,316
Royal Bank of Canada (1)	22,624	1,362,985
Saputo, Inc. (1)	3,700	187,868
Shoppers Drug Mart Corp. (1)	1,400	59,908
Silver Wheaton Corp. (1)	5,300	165,910
Sun Life Financial, Inc. (1)	29,800	813,167
Suncor Energy, Inc. (1)	41,882	1,254,996
Talisman Energy, Inc. (1)	75,400	921,857
Teck Resources Ltd., Class B (1)	12,493	351,725
Toronto-Dominion Bank/The (1)	5,012	417,301
Tourmaline Oil Corp. (1)†	1,900	73,468
TransCanada Corp. (1)	11,100	529,950
Turquoise Hill Resources Ltd. (1)†	4,885	31,113
Valeant Pharmaceuticals International, Inc. (1)†	4,574	343,371
Vermilion Energy, Inc. (1)	1,500	77,669

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Canada - 4.0% (continued)
Yamana Gold, Inc. (1)	12,000	$184,870

		20,820,065

China - 0.0% (c)
Foxconn International Holdings Ltd. †	101	38

Colombia - 0.0% (c)
Pacific Rubiales Energy Corp. (1)	2,800	59,095

Denmark - 0.9%
Coloplast A/S, Class B	22,865	1,232,066
Danske Bank A/S †	10,597	189,997
DSV A/S	2,280	55,176
Novo Nordisk A/S, Class B	19,290	3,109,203

		4,586,442

Finland - 0.6%
Kone OYJ, Class B	11,974	944,112
Metso OYJ †	51,726	2,210,141

		3,154,253

France - 3.1%
Arkema SA	11,593	1,056,467
AtoS	7,645	526,801
AXA SA	30,119	520,496
BNP Paribas SA	16,706	858,982
Christian Dior SA	3,108	515,893
Cie Generale des Etablissements Michelin	29,229	2,448,826
Danone SA	10,243	713,207
Klepierre REIT	1,740	68,424
Remy Cointreau SA	3,059	353,741
Safran SA	7,000	312,418
Sanofi	26,147	2,666,611
SES FDR	1,045	32,775
Societe BIC SA	10,276	1,193,913
Societe Generale SA †	10,937	360,079
Total SA	38,405	1,839,365
Unibail-Rodamco SE REIT	1,690	393,621
Vivendi SA	92,233	1,908,119

		15,769,738

Germany - 2.8%
Adidas AG	9,997	1,039,181
Celesio AG	51,998	978,336
Continental AG	11,144	1,335,722
Deutsche Bank AG	52,318	2,045,440
Deutsche Boerse AG	3,692	223,968
Deutsche Lufthansa AG	15,839	309,800
Deutsche Post AG	83,272	1,921,732
Fresenius SE & Co. KGaA	1,761	217,584
Hannover Rueckversicherung SE	15,983	1,258,352
HeidelbergCement AG	5,245	378,201
Kabel Deutschland Holding AG	7,533	695,470
Merck KGaA	16,290	2,460,491
Salzgitter AG	13,692	550,268
Suedzucker AG	21,146	893,760

		14,308,305

Hong Kong - 1.2%
AIA Group Ltd.	188,000	826,585
ASM Pacific Technology Ltd.	2,982	32,828
BOC Hong Kong Holdings Ltd.	81,500	272,587
Cheung Kong Holdings Ltd.	19,201	284,449
Cheung Kong Infrastructure Holdings Ltd.	5,749	39,507

	SHARES	VALUE (Note 3)
Hong Kong - 1.2% (continued)
Chinese Estates Holdings Ltd.	8,500	$13,822
CLP Holdings Ltd.	26,011	228,022
First Pacific Co., Ltd.	34,000	46,089
Hang Lung Group Ltd.	791	4,456
Hang Seng Bank Ltd.	20,357	327,084
HKT Trust/HKT Ltd.	842	844
Hong Kong & China Gas Co., Ltd.	59,200	172,959
Hong Kong Exchanges and Clearing Ltd.	18,769	320,721
Hopewell Holdings Ltd.	9,195	37,327
Hutchison Whampoa Ltd.	50,489	527,871
Hysan Development Co., Ltd.	34,823	176,290
Kerry Properties Ltd.	42,000	186,958
Li & Fung Ltd.	1,468	2,029
Link REIT/The REIT	34,329	187,233
Mongolia Energy Corp. Ltd. †	885	35
MTR Corp. Ltd.	42,500	169,137
New World Development Co., Ltd.	58,173	98,868
NWS Holdings Ltd.	19,500	34,759
PCCW Ltd.	65,406	30,387
Power Assets Holdings Ltd.	29,000	274,080
Sino Land Co., Ltd.	76,000	129,350
SJM Holdings Ltd.	135,000	337,946
Sun Hung Kai Properties Ltd.	16,022	216,209
Swire Pacific Ltd., Class A	11,818	150,971
Swire Properties Ltd.	72	256
Television Broadcasts Ltd.	442	3,353
Wharf Holdings Ltd. (a)	42,604	381,014
Wheelock & Co., Ltd.	64,844	346,226
Wing Hang Bank Ltd.	3,000	31,937
Wynn Macau Ltd. †	58,000	154,536
Yue Yuen Industrial Holdings Ltd.	60,623	198,074

		6,244,799

Ireland - 0.0% (c)
James Hardie Industries PLC CDI	11,851	124,320

Italy - 0.8%
Assicurazioni Generali SpA	18,525	290,037
Enel SpA	267,012	875,514
Eni SpA	52,582	1,177,226
Fiat Industrial SpA	93,545	1,054,954
Intesa Sanpaolo SpA	181,257	267,065
Prysmian SpA	18,618	384,120
UniCredit SpA †	67,592	290,135

		4,339,051

Japan - 8.1%
Ajinomoto Co., Inc.	36,000	529,335
Alfresa Holdings Corp.	5,700	310,366
Asahi Glass Co., Ltd.	236	1,644
Astellas Pharma, Inc.	10,600	572,049
Bank of Yokohama Ltd./The	53,000	307,494
Brother Industries Ltd.	11,700	121,186
Canon, Inc.	8,945	328,729
Central Japan Railway Co.	6,300	665,677
Chiyoda Corp.	46,000	515,534
Chubu Electric Power Co., Inc.	14,554	177,255
Chugai Pharmaceutical Co., Ltd.	19,400	432,317
Credit Saison Co., Ltd.	22,375	559,793
Daicel Corp.	40,000	313,089
Daihatsu Motor Co., Ltd.	11,000	228,900
Dai-ichi Life Insurance Co., Ltd./The	150	201,288
Daiichi Sankyo Co., Ltd.	11,600	223,912

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 8.1% (continued)
Daito Trust Construction Co., Ltd.	1,586	$136,102
Daiwa House Industry Co., Ltd.	8,151	159,422
Daiwa Securities Group, Inc.	27,000	191,394
Dena Co., Ltd. (a)	18,600	507,157
Denki Kagaku Kogyo KK	71,000	256,684
DIC Corp.	495	1,063
East Japan Railway Co.	12,812	1,054,642
FANUC Corp.	3,500	538,897
Fuji Electric Co., Ltd.	105,000	308,797
Fuji Heavy Industries Ltd.	43,733	693,690
FUJIFILM Holdings Corp.	44	873
Fujitsu Ltd.	131,115	547,739
Fukuoka Financial Group, Inc.	104,000	521,464
Hino Motors Ltd.	32,975	358,002
Hitachi High-Technologies Corp.	58	1,213
Hitachi Ltd.	137,000	799,808
Honda Motor Co., Ltd.	16,097	619,903
Hoya Corp.	6	113
IHI Corp.	198,000	602,858
Isuzu Motors Ltd.	52,000	315,146
ITOCHU Corp.	45,788	562,613
Japan Real Estate Investment Corp. REIT	7	96,992
Japan Retail Fund Investment Corp. REIT	38	94,283
Japan Tobacco, Inc.	28,800	921,240
JGC Corp.	20,000	513,299
JSR Corp.	8,900	182,424
JTEKT Corp.	47,188	446,933
JX Holdings, Inc.	14	79
Kaneka Corp.	354	2,048
Kao Corp.	9,600	310,482
Keisei Electric Railway Co., Ltd.	31,461	332,377
Kinden Corp.	284	1,864
Kobe Steel Ltd. †	759	893
Koito Manufacturing Co., Ltd.	28,000	483,465
Konica Minolta Holdings, Inc.	72,500	531,661
Kubota Corp.	8,343	121,064
Kyushu Electric Power Co., Inc. †	14,600	148,858
Makita Corp.	46	2,051
Marubeni Corp.	15,000	114,842
Mazda Motor Corp. †	76,000	223,551
Medipal Holdings Corp.	30,900	433,540
Miraca Holdings, Inc.	28	1,346
Mitsubishi Chemical Holdings Corp.	21,000	100,096
Mitsubishi Corp.	36	678
Mitsubishi Estate Co., Ltd.	22,764	644,845
Mitsubishi UFJ Financial Group, Inc.	158,049	953,547
Mitsubishi UFJ Lease & Finance Co., Ltd.	108,980	571,075
Mitsui & Co., Ltd.	24,189	341,018
Mitsui Fudosan Co., Ltd.	17,598	502,552
Mitsumi Electric Co., Ltd. †	40	223
Mizuho Financial Group, Inc.	494,941	1,062,046
MS&AD Insurance Group Holdings	2,600	57,911
Namco Bandai Holdings, Inc.	29,400	520,070
NEC Corp.	81,000	216,260
NHK Spring Co., Ltd.	25,500	266,977
Nippon Building Fund, Inc. REIT	13	182,159
Nippon Express Co., Ltd.	25,000	119,869
Nippon Kayaku Co., Ltd.	546	6,680
Nippon Meat Packers, Inc.	97	1,566
Nippon Steel & Sumitomo Metal	822	2,094

	SHARES	VALUE (Note 3)
Japan - 8.1% (continued)
Nippon Telegraph & Telephone Corp.	7,948	$347,006
Nishi-Nippon City Bank Ltd./The	363	1,124
Nisshin Steel Holdings Co. Ltd.	5,300	42,024
Nitto Denko Corp.	94	5,660
Nomura Holdings, Inc.	58,800	365,603
Nomura Real Estate Holdings, Inc.	1,700	38,154
North Pacific Bank Ltd.	68	230
NSK Ltd.	12,000	91,600
NTT DOCOMO, Inc.	153	227,445
Obayashi Corp.	75,000	358,800
Oji Holdings Corp.	682	2,564
Omron Corp.	31	784
ORIX Corp.	15,990	204,160
Osaka Gas Co., Ltd.	129,446	566,077
Otsuka Holdings Co., Ltd.	2,200	76,361
Pacific Metals Co., Ltd.	720	3,723
Rengo Co., Ltd.	884	4,525
Resona Holdings, Inc.	125,600	663,180
Rohm Co., Ltd.	5,900	204,570
Secom Co., Ltd.	5,400	278,697
Sega Sammy Holdings, Inc.	10,100	202,764
Seino Holdings Co., Ltd.	100	868
Sekisui Chemical Co., Ltd.	52,000	574,508
Sekisui House Ltd.	9,000	122,297
Seven & I Holdings Co., Ltd.	28,130	933,342
Shimamura Co., Ltd.	1,800	210,452
Shionogi & Co., Ltd.	32,200	652,571
Softbank Corp.	11,200	516,004
Sojitz Corp.	168,216	264,000
Sony Corp.	17	296
Sumitomo Corp.	600	7,589
Sumitomo Heavy Industries Ltd.	70,000	277,967
Sumitomo Metal Mining Co., Ltd.	41,000	582,841
Sumitomo Mitsui Financial Group, Inc.	33,849	1,388,651
Sumitomo Realty & Development Co., Ltd.	5,624	219,095
Suzuken Co., Ltd.	11,900	432,002
Suzuki Motor Corp.	22,900	513,218
T&D Holdings, Inc.	27,500	329,367
Taisei Corp.	141,000	392,333
Takashimaya Co., Ltd.	11,000	109,130
Takeda Pharmaceutical Co., Ltd.	11,969	655,695
Tohoku Electric Power Co., Inc. †	6,900	55,035
Tokai Rika Co., Ltd.	65	1,215
Tokio Marine Holdings, Inc.	6,500	188,047
Tokyo Electric Power Co., Inc †	26,870	66,761
Tokyo Electron Ltd.	2,400	102,394
Tokyo Gas Co., Ltd.	105,000	567,582
Tokyu Land Corp.	5,000	47,181
Toshiba Corp.	53,000	270,273
Tosoh Corp.	44,000	126,046
TOTO Ltd.	12,000	107,811
Toyo Seikan Kaisha Ltd.	13,400	185,309
Toyota Boshoku Corp.	41,600	588,995
Toyota Motor Corp.	37,941	1,956,457
Toyota Tsusho Corp.	9,900	253,788
USS Co., Ltd.	2,165	248,990
West Japan Railway Co.	12,000	577,324
Yamaha Corp.	10,700	104,178

		41,493,769

Netherlands - 1.7%
Aegon NV	220,203	1,329,599

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Netherlands - 1.7% (continued)
Corio NV REIT	1,041	$48,629
Gemalto NV	29,848	2,605,641
ING Groep NV CVA †	60,387	434,511
Koninklijke Ahold NV	86,537	1,326,637
Koninklijke Philips Electronics NV	100,997	2,988,197

		8,733,214

New Zealand - 0.0% (c)
Fletcher Building Ltd.	23,865	169,021

Singapore - 0.7%
Ascendas Real Estate Investment Trust REIT	22,478	47,233
CapitaCommercial Trust REIT (a)	33,000	42,265
CapitaMall Trust REIT	34,494	58,221
ComfortDelGro Corp. Ltd.	114,000	175,910
DBS Group Holdings Ltd.	38,054	492,526
Global Logistic Properties Ltd.	29,000	61,586
Hutchison Port Holdings Trust, Class U	83,000	70,817
Jardine Cycle & Carriage Ltd.	291	12,034
Keppel Corp. Ltd.	27,000	244,583
Keppel Land Ltd.	78,000	248,779
Olam International Ltd.	104,000	144,783
Oversea-Chinese Banking Corp. Ltd.	54,422	468,824
SembCorp Industries Ltd.	11,777	49,450
Singapore Exchange Ltd.	10,967	68,321
Singapore Technologies Engineering Ltd.	25,103	87,454
Singapore Telecommunications Ltd.	129,635	375,862
StarHub Ltd.	7,476	26,281
United Overseas Bank Ltd.	33,201	547,350
UOL Group Ltd.	10,340	58,390
Yangzijiang Shipbuilding Holdings Ltd. (a)	190,404	149,656

		3,430,325

Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA	68,218	595,667
Banco Santander SA	143,502	972,173
Distribuidora Internacional de Alimentacion SA	45,587	316,392
Enagas SA	14,395	335,724
Gas Natural SDG SA	34,035	603,949
Inditex SA	5,826	776,375

		3,600,280

Sweden - 1.2%
Electrolux AB, Series B	89,346	2,277,475
Investor AB, B Shares	9,034	261,323
Nordea Bank AB	25,889	293,703
Scania AB, B Shares	40,667	853,192
Svenska Cellulosa AB, B Shares †	73,651	1,901,517
Swedish Match AB	8,980	278,760
TeliaSonera AB	34,247	244,594

		6,110,564

Switzerland - 3.6%
Adecco SA †	23,825	1,306,759
Compagnie Financiere Richemont SA, Class A	14,502	1,141,768
Givaudan SA †	364	447,479
Nestle SA	20,422	1,478,034
Novartis AG	20,940	1,492,435
Roche Holding AG	20,540	4,788,350

	SHARES	VALUE (Note 3)
Switzerland - 3.6% (continued)
SGS SA	318	$780,495
Sika AG	131	318,750
STMicroelectronics NV	102,175	788,464
Sulzer AG	6,593	1,128,193
Syngenta AG	5,441	2,276,831
Transocean Ltd. †	6,407	331,012
Wolseley PLC	42,685	2,128,752

		18,407,322

United Kingdom - 7.6%
3i Group PLC	210,603	1,014,275
AMEC PLC	37,129	596,669
Anglo American PLC	14,024	362,145
Associated British Foods PLC	82,074	2,373,862
AstraZeneca PLC	33,542	1,682,491
Aviva PLC	127,850	579,537
Babcock International Group PLC	59,581	986,629
BAE Systems PLC	204,941	1,230,498
Balfour Beatty PLC	73,329	262,324
Barclays PLC	452,892	2,015,036
BHP Billiton PLC	35,178	1,024,444
British Land Co. PLC REIT	13,261	109,778
BT Group PLC	751,894	3,175,686
Centrica PLC	254,638	1,425,381
Experian PLC	63,856	1,106,752
Glencore International PLC	14,355	77,890
Hammerson PLC REIT	10,329	77,423
HSBC Holdings PLC	99,095	1,057,302
Imperial Tobacco Group PLC	21,940	767,358
Intu Properties PLC REIT	6,502	33,119
ITV PLC	240,490	474,179
Johnson Matthey PLC	5,887	206,521
Kingfisher PLC	180,987	793,327
Land Securities Group PLC REIT	12,541	158,312
Legal & General Group PLC	136,840	360,099
Lloyds Banking Group PLC †	2,456,317	1,830,247
National Grid PLC	57,009	662,431
Next PLC	13,849	920,077
Randgold Resources Ltd.	1,514	130,565
Reckitt Benckiser Group PLC	19,006	1,364,585
Reed Elsevier PLC	20,306	241,593
Resolution Ltd.	76,598	318,203
Rio Tinto PLC	21,503	1,012,802
Royal Dutch Shell PLC, A Shares	59,129	1,917,163
Royal Dutch Shell PLC, B Shares	28,248	939,389
RSA Insurance Group PLC	524,927	930,770
Sage Group PLC/The	84,534	440,828
Segro PLC REIT	13,080	50,665
Smith & Nephew PLC	143,851	1,663,833
Smiths Group PLC	28,355	543,058
TUI Travel PLC	194,118	963,011
Tullow Oil PLC	14,217	266,139
Unilever PLC	21,107	892,766
Vedanta Resources PLC	19,692	302,141
Vodafone Group PLC	250,556	710,998
Whitbread PLC	13,156	514,573
Xstrata PLC	28,345	461,446

		39,028,320

United States - 49.1%
3M Co. (1)	17,300	1,839,163
Abbott Laboratories (1)	47,584	1,680,667
Accenture PLC, Class A (1)	23,974	1,821,305
ACE Ltd. (1)	4,096	364,421

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 49.1% (continued)
Actavis, Inc. (1)†	9,000	$828,990
Advance Auto Parts, Inc. (1)	5,300	438,045
Allstate Corp./The (1)	38,500	1,889,195
Altria Group, Inc. (1)	51,996	1,788,142
Amazon.com, Inc. (1)†	6,300	1,678,887
American Electric Power Co., Inc. (1)	19,300	938,559
American International Group, Inc. (1)†	18,200	706,524
American Tower Corp. REIT (1)	8,600	661,512
Ameriprise Financial, Inc. (1)	20,500	1,509,825
Amgen, Inc. (1)	35,149	3,603,124
Annaly Capital Management, Inc. REIT (1)	14,918	237,047
Apache Corp. (1)	7,500	578,700
Apple, Inc. (1)	10,228	4,527,220
Arrow Electronics, Inc. (1)†	41,400	1,681,668
Assurant, Inc. (1)	11,600	522,116
AT&T, Inc. (1)	144,997	5,319,940
Avago Technologies Ltd. (1)	8,400	301,728
AvalonBay Communities, Inc. REIT (1)	2,411	305,401
Avery Dennison Corp. (1)	23,900	1,029,373
Axis Capital Holdings Ltd. (1)	49,800	2,072,676
Bank of America Corp. (1)	78,738	959,029
Bank of New York Mellon Corp/The (1)	38,900	1,088,811
Becton Dickinson and Co. (1)(a)	1,086	103,832
Berkshire Hathaway, Inc., Class B (1)†	13,150	1,370,230
Best Buy Co., Inc. (1)	19,700	436,355
Biogen Idec, Inc. (1)†	2,300	443,693
BlackRock, Inc. (1)	500	128,440
Boston Properties, Inc. REIT (1)	2,763	279,229
Boston Scientific Corp. (1)†	203,800	1,591,678
Bunge Ltd. (1)	17,100	1,262,493
CA, Inc. (1)	63,300	1,593,261
Cabot Oil & Gas Corp. (1)	4,600	311,006
Cardinal Health, Inc. (1)	27,800	1,157,036
CareFusion Corp. (1)†	38,500	1,347,115
CBRE Group, Inc., Class A (1)†	6,700	169,175
CF Industries Holdings, Inc. (1)	10,100	1,922,737
Chevron Corp. (1)	45,700	5,430,074
Cigna Corp. (1)	21,300	1,328,481
Cisco Systems, Inc. (1)	115,689	2,419,057
Citigroup, Inc. (1)	103,719	4,588,529
Coca-Cola Co./The (1)	65,760	2,659,334
Colgate-Palmolive Co. (1)	1,828	215,759
Comcast Corp., Class A (1)	44,500	1,869,445
Comerica, Inc. (1)(a)	28,200	1,013,790
Computer Sciences Corp. (1)	33,600	1,654,128
ConAgra Foods, Inc. (1)	59,374	2,126,183
ConocoPhillips (1)	3,375	202,837
Costco Wholesale Corp. (1)	8,700	923,157
CVS Caremark Corp. (1)	73,400	4,036,266
Deere & Co. (1)	6,600	567,468
DIRECTV (1)†	13,869	785,124
Discover Financial Services (1)	33,600	1,506,624
DISH Network Corp., Class A (1)	34,774	1,317,935
DTE Energy Co. (1)	17,600	1,202,784
Duke Energy Corp. (1)(a)	11,600	842,044
Edison International (1)	4,656	234,290
Eli Lilly & Co. (1)	63,900	3,628,881
Emerson Electric Co. (1)	12,400	692,788

	SHARES	VALUE (Note 3)
United States - 49.1% (continued)
EOG Resources, Inc. (1)	6,200	$794,034
Equifax, Inc. (1)	9,000	518,310
Equity Residential REIT (1)	6,948	382,557
Everest Re Group Ltd. (1)	22,800	2,960,808
Expedia, Inc. (1)	5,000	300,050
Exxon Mobil Corp. (1)	80,789	7,279,897
Fidelity National Information Services, Inc. (1)	47,500	1,881,950
Fifth Third Bancorp (1)	7,700	125,587
Flextronics International Ltd. (1)†	64,400	435,344
Flowserve Corp. (1)	3,300	553,443
Ford Motor Co. (1)	47,100	619,365
GameStop Corp., Class A (1)(a)	76,000	2,125,720
Gap, Inc./The (1)	34,919	1,236,133
General Electric Co. (1)	180,402	4,170,894
General Growth Properties, Inc. REIT (1)	8,100	161,028
Goldman Sachs Group, Inc./The (1)	12,200	1,795,230
Google, Inc., Class A (1)†	2,702	2,145,469
HCP, Inc. REIT (1)	8,272	412,442
Health Care REIT, Inc. REIT (1)	5,300	359,923
Hershey Co./The (1)	3,400	297,602
Hess Corp. (1)	31,000	2,219,910
HollyFrontier Corp. (1)	5,900	303,555
Home Depot, Inc./The (1)	15,606	1,088,987
Host Hotels & Resorts, Inc. REIT (1)(a)	9,300	162,657
Humana, Inc. (1)	3,600	248,796
Ingersoll-Rand PLC (1)	41,200	2,266,412
Intel Corp. (1)	35,067	766,214
International Business Machines Corp. (1)	14,723	3,140,416
International Paper Co. (1)	13,200	614,856
Invesco Ltd. (1)	21,300	616,848
JM Smucker Co./The (1)	7,600	753,616
Johnson & Johnson (1)	57,216	4,664,820
JPMorgan Chase & Co. (1)	98,573	4,678,275
KeyCorp (1)	231,200	2,302,752
Kimberly-Clark Corp. (1)	25,563	2,504,663
Kimco Realty Corp. REIT (1)(a)	6,500	145,600
KLA-Tencor Corp. (1)	9,900	522,126
Life Technologies Corp. (1)†	5,200	336,076
Lincoln National Corp. (1)(a)	65,600	2,139,216
Loews Corp. (1)	25,600	1,128,192
Lowe’s Cos., Inc. (1)	47,400	1,797,408
LyondellBasell Industries NV, Class A (1)	49,600	3,139,184
Macerich Co./The REIT (1)(a)	2,100	135,198
Macy’s, Inc. (1)	36,700	1,535,528
Marathon Oil Corp. (1)	5,929	199,926
Marvell Technology Group Ltd. (1)	9,700	102,626
Maxim Integrated Products, Inc. (1)(a)	8,500	277,525
McDonald’s Corp. (1)	2,025	201,872
McKesson Corp. (1)	12,100	1,306,316
Medtronic, Inc. (1)	21,882	1,027,579
Merck & Co., Inc. (1)	96,419	4,264,612
Microsoft Corp. (1)	101,950	2,916,790
Mondelez International, Inc., Class A (1)	64,221	1,965,805
Monsanto Co. (1)	20,500	2,165,415
Murphy Oil Corp. (1)	22,194	1,414,424
Nabors Industries Ltd. (1)	129,000	2,092,380
Newell Rubbermaid, Inc. (1)	22,800	595,080

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 49.1% (continued)
Newfield Exploration Co. (1)†	44,700	$1,002,174
Newmont Mining Corp. (1)	5,161	216,194
News Corp., Class A (1)(a)	100,900	3,079,468
Northrop Grumman Corp. (1)	35,479	2,488,852
Occidental Petroleum Corp. (1)	7,990	626,176
Oracle Corp. (1)	74,900	2,422,266
Owens-Illinois, Inc. (1)†	16,800	447,720
PepsiCo, Inc. (1)	20,772	1,643,273
PetSmart, Inc. (1)	23,500	1,459,350
Pfizer, Inc. (1)	172,443	4,976,705
Philip Morris International, Inc. (1)	25,993	2,409,811
Pinnacle West Capital Corp. (1)	9,800	567,322
Plains Exploration & Production Co. (1)†	7,100	337,037
PPG Industries, Inc. (1)	5,997	803,238
Procter & Gamble Co./The (1)	68,108	5,248,402
Prologis, Inc. REIT (1)	5,980	239,080
Prudential Financial, Inc. (1)	17,900	1,055,921
Public Service Enterprise Group, Inc. (1)	10,500	360,570
Public Storage REIT (1)	3,169	482,702
Quest Diagnostics, Inc. (1)	18,600	1,049,970
Raytheon Co. (1)	21,467	1,262,045
Regions Financial Corp. (1)	59,700	488,943
RenaissanceRe Holdings Ltd. (1)	3,600	331,164
Reynolds American, Inc. (1)	8,374	372,559
Seagate Technology PLC (1)	65,300	2,387,368
Sherwin-Williams Co./The (1)	1,500	253,335
Simon Property Group, Inc. REIT (1)	6,642	1,053,156
SLM Corp. (1)	98,000	2,007,040
Southwest Airlines Co. (1)(a)	19,200	258,816
Sprint Nextel Corp. (1)†	95,700	594,297
Stryker Corp. (1)	21,900	1,428,756
Symantec Corp. (1)†	69,600	1,717,728
Thermo Fisher Scientific, Inc. (1)	14,100	1,078,509
Time Warner, Inc. (1)	16,600	956,492
TJX Cos., Inc. (1)	12,800	598,400
Total System Services, Inc. (1)	25,400	629,412
Travelers Cos., Inc./The (1)	27,201	2,290,052
Tyco International Ltd. (1)	15,500	496,000
Tyson Foods, Inc., Class A (1)	116,200	2,884,084
Union Pacific Corp. (1)	1,700	242,097
United States Steel Corp. (1)(a)	80,300	1,565,850
UnitedHealth Group, Inc. (1)	7,700	440,517
US Bancorp (1)	18,100	614,133
Valero Energy Corp. (1)	6,800	309,332
Ventas, Inc. REIT (1)(a)	4,800	351,360
Verizon Communications, Inc. (1)	80,412	3,952,250
Viacom, Inc., Class B (1)	20,737	1,276,777
Visa, Inc., Class A (1)	9,600	1,630,464
Vornado Realty Trust REIT (1)	2,748	229,843
Wal-Mart Stores, Inc. (1)	51,705	3,869,085
Walt Disney Co./The (1)	7,500	426,000
Waste Management, Inc. (1)	2,373	93,045
Wells Fargo & Co. (1)	162,170	5,998,668
Western Digital Corp. (1)	28,200	1,417,896
Weyerhaeuser Co. REIT (1)	8,600	269,868
Whiting Petroleum Corp. (1)†	11,200	569,408
Williams Cos., Inc./The (1)	24,100	902,786
Wynn Resorts Ltd. (1)	2,000	250,320
Xerox Corp. (1)	33,000	283,800
Yahoo!, Inc. (1)†	89,000	2,094,170

	SHARES	VALUE (Note 3)
United States - 49.1% (continued)
Zimmer Holdings, Inc. (1)	1,700	$127,874

		252,950,697

TOTAL COMMON STOCKS (cost $378,660,050)		463,797,902

PREFERRED STOCKS - 0.9%

Germany - 0.9%
Henkel AG & Co. KGaA	25,082	2,416,426
Porsche Automobil Holding SE	9,205	674,418
ProSiebenSat.1 Media AG	41,828	1,497,210
Volkswagen AG	1,537	306,128

TOTAL PREFERRED STOCKS (cost $3,979,591)		4,894,182

MONEY MARKET FUNDS - 6.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)
(cost $34,766,960)	34,766,960	34,766,960

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (d)(e)
(cost $6,225,982)	6,225,982	6,225,982

TOTAL INVESTMENTS - 99.0% (cost $423,632,583)		509,685,026

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% (f)		5,249,190

NET ASSETS - 100.0%		$514,934,216

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $6,134,372; cash collateral of $6,225,982 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at $0 as of March 28, 2013 using procedures approved by the Board of Trustees.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents annualized seven-day yield as of March 28, 2013.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CDI - CHESS Depository Interest

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$50,957,725	9.9%
Consumer Staples	56,938,221	11.1
Energy	37,697,521	7.3
Financials	102,872,144	20.0
Health Care	62,022,438	12.0
Industrials	51,248,006	9.9
Information Technology	47,137,335	9.2
Materials	29,447,560	5.7
Telecommunication Services	20,026,430	3.9
Utilities	10,344,704	2.0
Money Market Funds	40,992,942	8.0

Total Investments	509,685,026	99.0
Other Assets in Excess of Liabilities (f)	5,249,190	1.0

Net Assets	$514,934,216	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contract outstanding as of March 28, 2013:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index Futures	6/21/2013	CHF	(5,130,817)	$(24,262)

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
33	Amsterdam Index Futures	April 19, 2013	$2,977,378	$2,939,077	$(38,301)
514	CAC40 10 Euro Futures	April 19, 2013	25,068,597	24,589,061	(479,536)
37	DAX Index Futures	June 21, 2013	9,463,809	9,249,141	(214,668)
336	FTSE 100 Index Futures	June 21, 2013	32,774,242	32,424,090	(350,152)
27	Hang Seng Index Futures	April 29, 2013	3,861,374	3,881,019	19,645
99	IBEX 35 Index Futures	April 19, 2013	10,710,189	9,941,466	(768,723)
8	MSCI Singapore Index Futures	April 29, 2013	477,982	480,896	2,914
247	TOPIX Index Futures	June 13, 2013	26,057,424	27,301,588	1,244,164

			111,390,995	110,806,338	(584,657)

Short Contracts:
43	FTSE/MIB Index Futures	June 21, 2013	(4,354,153)	(4,144,163)	209,990
577	OMXS30 Index Futures	April 19, 2013	(10,494,246)	(10,536,710)	(42,464)
141	S&P 500 E-Mini Futures	June 21, 2013	(10,897,363)	(11,017,035)	(119,672)
151	S&P/Toronto Stock Exchange 60 Index Futures	June 20, 2013	(21,843,922)	(21,669,322)	174,600
174	SPI 200 Index Futures	June 20, 2013	(22,682,338)	(22,495,555)	186,783

			(70,272,022)	(69,862,785)	409,237

			$41,118,973	$40,943,553	$(175,420)

Cash held as collateral with broker for futures contracts was $9,447,928 at March 28, 2013.

Forward foreign currency exchange contracts outstanding as of March 28, 2013:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	AUD	56,099,000	$57,384,763	$58,062,517	$677,754
Canadian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	CAD	16,078,000	15,611,489	15,798,914	187,425
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	12,944,000	13,761,811	13,649,243	(112,568)
Danish Krone, Expiring 06/19/13	The Royal Bank of Scotland	DKK	973,000	169,333	167,475	(1,858)
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	2,212,000	2,878,086	2,837,069	(41,017)
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	12,432,000	18,773,473	18,882,082	108,609
Hong Kong Dollar, Expiring 06/19/13	The Royal Bank of Scotland	HKD	4,490,000	579,168	578,638	(530)
Israeli Shekel, Expiring 06/19/13	The Royal Bank of Scotland	ILS	4,421,000	1,189,220	1,212,040	22,820
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	1,339,928,000	14,000,123	14,242,005	241,882

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR GLOBAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone, Expiring 06/19/13	The Royal Bank of Scotland	NOK	343,151,000	$59,833,567	$58,570,384	$(1,263,183)
Swedish Krona, Expiring 06/19/13	The Royal Bank of Scotland	SEK	234,641,000	36,617,440	35,946,923	(670,517)
Singapore Dollar, Expiring 06/19/13	The Royal Bank of Scotland	SGD	685,000	550,061	552,374	2,313

				221,348,534	220,499,664	(848,870)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	AUD	(6,971,000)	$(7,074,019)	$(7,214,992)	$(140,973)
Canadian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	CAD	(29,089,000)	(28,238,546)	(28,584,066)	(345,520)
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	(17,964,000)	(19,042,963)	(18,942,754)	100,209
Danish Krone, Expiring 06/19/13	The Royal Bank of Scotland	DKK	(13,332,000)	(2,333,243)	(2,294,736)	38,507
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	(31,629,000)	(41,162,295)	(40,566,754)	595,541
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	(33,656,000)	(50,548,152)	(51,117,707)	(569,555)
Hong Kong Dollar, Expiring 06/19/13	The Royal Bank of Scotland	HKD	(649,000)	(83,657)	(83,638)	19
Israeli Shekel, Expiring 06/19/13	The Royal Bank of Scotland	ILS	(196,000)	(52,839)	(53,734)	(895)
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	(422,391,000)	(4,543,337)	(4,489,566)	53,771
Norwegian Krone, Expiring 06/19/13	The Royal Bank of Scotland	NOK	(128,050,000)	(22,062,430)	(21,856,086)	206,344
New Zealand Dollar, Expiring 06/19/13	The Royal Bank of Scotland	NZD	(32,366,000)	(26,688,595)	(26,938,317)	(249,722)
Swedish Krona, Expiring 06/19/13	The Royal Bank of Scotland	SEK	(23,286,000)	(3,606,553)	(3,567,407)	39,146
Singapore Dollar, Expiring 06/19/13	The Royal Bank of Scotland	SGD	(62,000)	(49,710)	(49,996)	(286)

				(205,486,339)	(205,759,753)	(273,414)

				$15,862,195	$14,739,911	$(1,122,284)

Money Market Fund is pledged as collateral for total return swap and forward foreign currency exchange contracts in the amount of $1,260,092.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 85.9%
Australia - 8.1%
Alumina Ltd. †	85,028	$98,723
AMP Ltd.	46,197	251,686
Ansell Ltd.	9,975	167,343
Arrium Ltd.	352,861	322,733
ASX Ltd.	5,817	219,782
Australia & New Zealand Banking Group Ltd.	148,683	4,434,373
BHP Billiton Ltd.	162,655	5,560,383
BlueScope Steel Ltd. †	137,113	719,903
Boart Longyear Ltd.	136,793	183,881
Caltex Australia Ltd.	36,759	820,836
CFS Retail Property Trust Group REIT	103,020	215,960
Commonwealth Bank of Australia	103,221	7,331,759
Computershare Ltd.	15,439	164,643
CSL Ltd.	43,045	2,660,680
Dexus Property Group REIT	226,661	246,307
Downer EDI Ltd.	350,384	1,821,294
Flight Centre Ltd. (a)	23,833	836,746
Fortescue Metals Group Ltd.	71,153	294,576
Goodman Group REIT	96,905	484,386
GPT Group REIT (3)†(b)	143,427	—
GPT Group REIT	79,625	308,152
Insurance Australia Group Ltd.	29,934	178,576
Leighton Holdings Ltd.	14,119	304,064
Lend Lease Group	21,131	225,420
Macquarie Group Ltd.	3,816	148,449
Mirvac Group REIT	167,786	283,903
National Australia Bank Ltd.	189,110	6,101,851
Newcrest Mining Ltd.	41,734	873,667
OZ Minerals Ltd.	11,735	65,508
Pacific Brands Ltd. (a)	318,087	286,226
Primary Health Care Ltd.	24,484	126,796
QBE Insurance Group Ltd.	11,971	169,240
Rio Tinto Ltd.	36,631	2,197,207
Sonic Healthcare Ltd.	52,836	768,808
SP AusNet	93,589	116,787
Stockland REIT	127,919	488,186
Suncorp Group Ltd.	125,128	1,544,282
Tabcorp Holdings Ltd.	203,878	687,524
Telecom Corp of New Zealand Ltd.	918,127	1,762,916
Telstra Corp. Ltd.	839,087	3,945,477
Transfield Services Ltd.	142,570	272,374
Treasury Wine Estates Ltd.	54,411	323,456
Wesfarmers Ltd.	38,833	1,630,623
Westfield Group REIT	128,208	1,452,607
Westfield Retail Trust REIT	166,603	524,516
Westpac Banking Corp.	161,033	5,182,305
Woodside Petroleum Ltd.	15,836	593,551
Woolworths Ltd.	77,164	2,724,173

		60,122,638

Belgium - 1.8%
Anheuser-Busch InBev NV	88,424	8,790,885
Groupe Bruxelles Lambert SA	2,641	202,295
Solvay SA	13,354	1,812,088
UCB SA	19,228	1,230,010
Umicore SA	30,163	1,418,741

		13,454,019

China - 0.0% (c)
Foxconn International Holdings Ltd. †	406	152

	SHARES	VALUE (Note 3)
Denmark - 1.9%
Coloplast A/S, Class B	72,130	$3,886,678
Danske Bank A/S †	31,768	569,578
DSV A/S	27,819	673,225
Novo Nordisk A/S, Class B	56,261	9,068,268

		14,197,749

Finland - 1.3%
Kone OYJ, Class B	22,443	1,769,559
Metso OYJ †	152,331	6,508,776
Sampo OYJ, A Shares	31,158	1,201,735

		9,480,070

France - 6.5%
Arkema SA	26,344	2,400,721
AtoS	22,659	1,561,384
AXA SA	78,177	1,351,003
BNP Paribas SA	44,081	2,266,538
Christian Dior SA	13,165	2,185,241
Cie Generale des Etablissements Michelin	72,913	6,108,701
Credit Agricole SA †	59,088	487,755
Dassault Systemes SA	8,002	925,829
Klepierre REIT	3,675	144,516
Publicis Groupe SA	39,203	2,631,249
Remy Cointreau SA	5,653	653,710
Safran SA	2,056	91,762
Sanofi	81,981	8,360,861
SES FDR	22,845	716,501
Societe BIC SA	16,433	1,909,261
Societe Generale SA †	45,655	1,503,099
Sodexo	19,090	1,779,428
Total SA	139,740	6,692,693
Unibail-Rodamco SE REIT	5,764	1,342,506
Vivendi SA	253,443	5,243,237

		48,355,995

Germany - 6.9%
Adidas AG	63,173	6,566,786
BASF SE	54,079	4,748,273
Bayer AG	39,394	4,071,210
Beiersdorf AG	18,763	1,734,158
Celesio AG	16,109	303,089
Continental AG	38,664	4,634,275
Deutsche Bank AG	146,433	5,724,989
Deutsche Boerse AG	12,335	748,277
Deutsche Lufthansa AG	53,285	1,042,219
Deutsche Post AG	186,112	4,295,050
GEA Group AG	81,968	2,707,324
Hannover Rueckversicherung SE	23,595	1,857,650
HeidelbergCement AG	23,024	1,660,190
Merck KGaA	47,577	7,186,173
Salzgitter AG	30,161	1,212,141
SAP AG	24,525	1,972,477
Suedzucker AG	19,032	804,410

		51,268,691

Hong Kong - 2.9%
AIA Group Ltd.	660,400	2,903,599
ASM Pacific Technology Ltd.	6,404	70,499
BOC Hong Kong Holdings Ltd.	101,553	339,657
Cheung Kong Holdings Ltd.	55,278	818,903
Cheung Kong Infrastructure Holdings Ltd.	25,827	177,481
CLP Holdings Ltd.	75,009	657,557

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Hong Kong - 2.9% (continued)
First Pacific Co., Ltd.	104,000	$140,978
Galaxy Entertainment Group Ltd. †	150,000	629,010
Hang Lung Group Ltd.	276	1,555
Hang Seng Bank Ltd.	84,335	1,355,042
HKT Trust/HKT Ltd.	694	695
Hong Kong & China Gas Co., Ltd.	381,600	1,114,884
Hong Kong Exchanges and Clearing Ltd.	61,954	1,058,659
Hopewell Holdings Ltd.	29,500	119,754
Hutchison Whampoa Ltd.	65,832	688,285
Hysan Development Co., Ltd.	117,000	592,309
Kerry Properties Ltd.	17,500	77,899
Li & Fung Ltd.	1,336	1,847
Lifestyle International Holdings Ltd.	6,000	13,342
Link REIT/The REIT	119,882	653,845
Mongolia Energy Corp. Ltd. †	406	16
MTR Corp. Ltd.	34,500	137,299
New World Development Co., Ltd.	202,896	344,832
NWS Holdings Ltd.	89,000	158,644
Orient Overseas International Ltd.	36,000	243,829
PCCW Ltd.	131,000	60,861
Power Assets Holdings Ltd.	11,000	103,961
Sands China Ltd.	58,000	301,800
Shanghai Industrial Urban Development Group Ltd. †	8	2
Sino Land Co., Ltd.	734,000	1,249,245
SJM Holdings Ltd.	526,000	1,316,739
Sun Hung Kai Properties Ltd.	85,046	1,147,652
Swire Pacific Ltd., Class A	38,030	485,822
Swire Properties Ltd.	71	253
Television Broadcasts Ltd.	403	3,057
Wharf Holdings Ltd. (a)	162,243	1,450,965
Wheelock & Co., Ltd.	241,621	1,290,104
Wing Hang Bank Ltd.	7,000	74,520
Wynn Macau Ltd. †	204,400	544,607
Yue Yuen Industrial Holdings Ltd.	259,609	848,221

		21,178,229

Ireland - 0.0%(c)
James Hardie Industries PLC CDI	14,326	150,283

Italy - 1.8%
Assicurazioni Generali SpA	52,361	819,790
Enel SpA	334,175	1,095,737
Eni SpA	219,563	4,915,662
Fiat Industrial SpA	278,683	3,142,848
Intesa Sanpaolo SpA	450,059	663,118
Prysmian SpA	100,175	2,066,779
UniCredit SpA †	181,238	777,954

		13,481,888

Japan - 18.6%
Aisin Seiki Co., Ltd.	12,600	464,455
Ajinomoto Co., Inc.	160,000	2,352,599
Alfresa Holdings Corp.	14,500	789,527
Asahi Glass Co., Ltd.	413	2,877
Astellas Pharma, Inc.	48,900	2,638,980
Azbil Corp.	37	771
Brother Industries Ltd.	98,500	1,020,238
Canon, Inc.	33,815	1,242,701
Central Japan Railway Co.	28,100	2,969,132
Chiyoda Corp.	206,000	2,308,695
Chubu Electric Power Co., Inc.	138,197	1,683,122
Chugai Pharmaceutical Co., Ltd.	31,000	690,815

	SHARES	VALUE (Note 3)
Japan - 18.6% (continued)
Credit Saison Co., Ltd.	12	$300
Daicel Corp.	193,000	1,510,652
Daihatsu Motor Co., Ltd.	60,000	1,248,545
Daiichi Sankyo Co., Ltd.	62,300	1,202,561
Daito Trust Construction Co., Ltd.	3,987	342,144
Daiwa House Industry Co., Ltd.	17,295	338,265
Daiwa Securities Group, Inc.	87,000	616,713
Dena Co., Ltd. (a)	30,100	820,721
Denki Kagaku Kogyo KK	137,000	495,291
East Japan Railway Co.	45,513	3,746,483
FamilyMart Co., Ltd.	7,200	329,093
Fuji Electric Co., Ltd.	561,000	1,649,857
Fuji Heavy Industries Ltd.	163,721	2,596,932
FUJIFILM Holdings Corp.	43	853
Fujitsu Ltd.	38,000	158,747
Fukuoka Financial Group, Inc.	266,046	1,333,975
Hino Motors Ltd.	89,000	966,252
Hitachi Ltd.	475,000	2,773,058
Honda Motor Co., Ltd.	33,697	1,297,688
IHI Corp.	722,000	2,198,299
Isuzu Motors Ltd.	126,000	763,622
ITOCHU Corp.	38,144	468,688
J Front Retailing Co., Ltd.	26,000	203,063
Japan Real Estate Investment Corp. REIT	29	401,825
Japan Retail Fund Investment Corp. REIT	93	230,744
Japan Tobacco, Inc.	115,600	3,697,757
JGC Corp.	98,000	2,515,166
JSR Corp.	16,400	336,152
JTEKT Corp.	70	663
JX Holdings, Inc.	95	536
Kaneka Corp.	625	3,615
Kansai Electric Power Co., Inc./The †	32	303
Kao Corp.	27,985	905,089
Keisei Electric Railway Co., Ltd.	100,000	1,056,473
Kinden Corp.	564	3,702
Kirin Holdings Co., Ltd.	23,000	369,803
Kobe Steel Ltd. †	222,000	261,340
Koito Manufacturing Co., Ltd.	133,000	2,296,460
Komatsu Ltd.	38	909
Konica Minolta Holdings, Inc.	303,000	2,221,977
Marubeni Corp.	974	7,457
Mazda Motor Corp. †	353,000	1,038,335
Medipal Holdings Corp.	111,500	1,564,391
Miraca Holdings, Inc.	6	288
Mitsubishi Chemical Holdings Corp.	68,500	326,505
Mitsubishi Estate Co., Ltd.	77,020	2,181,776
Mitsubishi Logistics Corp.	8,000	148,391
Mitsubishi UFJ Financial Group, Inc.	1,121,691	6,767,427
Mitsubishi UFJ Lease & Finance Co., Ltd.	267,300	1,400,700
Mitsui & Co., Ltd.	175,943	2,480,459
Mitsui Fudosan Co., Ltd.	44,205	1,262,376
Mitsumi Electric Co., Ltd. †	89	495
Mizuho Financial Group, Inc.	556,910	1,195,020
MS&AD Insurance Group Holdings	61,400	1,367,589
Namco Bandai Holdings, Inc.	116,600	2,062,589
NEC Corp.	721,000	1,924,977
Nippon Building Fund, Inc. REIT	42	588,513
Nippon Steel & Sumitomo Metal	405	1,032
Nippon Telegraph & Telephone Corp.	19,019	830,362
Nishi-Nippon City Bank Ltd./The	737	2,283

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 18.6% (continued)
Nisshin Seifun Group, Inc.	20,084	$265,350
Nitto Denko Corp.	83	4,998
Nomura Holdings, Inc.	191,200	1,188,832
Nomura Real Estate Holdings, Inc.	3,300	74,064
NSK Ltd.	172,000	1,312,929
NTT DOCOMO, Inc.	1,108	1,647,117
Obayashi Corp.	165,000	789,360
ORIX Corp.	59,390	758,290
Osaka Gas Co., Ltd.	389,802	1,704,632
Otsuka Holdings Co., Ltd.	23,600	819,143
Panasonic Corp.	50,500	380,279
Rengo Co., Ltd.	299	1,531
Resona Holdings, Inc.	556,400	2,937,847
Seino Holdings Co., Ltd.	837	7,268
Sekisui Chemical Co., Ltd.	144,000	1,590,946
Sekisui House Ltd.	32,000	434,835
Seven & I Holdings Co., Ltd.	106,239	3,524,965
Sharp Corp. †	245	701
Shimamura Co., Ltd.	6,400	748,274
Shinsei Bank Ltd.	140,000	321,705
Shionogi & Co., Ltd.	124,900	2,531,245
Softbank Corp.	56,700	2,612,270
Sojitz Corp.	609,162	956,024
Sony Corp.	71	1,235
Sumitomo Corp.	47,200	596,993
Sumitomo Heavy Industries Ltd.	391,000	1,552,646
Sumitomo Metal Mining Co., Ltd.	140,000	1,990,189
Sumitomo Mitsui Financial Group, Inc.	133,436	5,474,194
Sumitomo Mitsui Trust Holdings, Inc.	11,341	54,004
Sumitomo Realty & Development Co., Ltd.	20,261	789,310
Suzuken Co., Ltd.	28,700	1,041,888
Suzuki Motor Corp.	97,200	2,178,376
T&D Holdings, Inc.	112,300	1,345,014
Taisei Corp.	568,000	1,580,462
Takeda Pharmaceutical Co., Ltd.	5,981	327,656
Toho Co., Ltd.	4,000	83,621
Tohoku Electric Power Co., Inc. †	15,700	125,225
Tokai Rika Co., Ltd.	99	1,851
Tokio Marine Holdings, Inc.	20,300	587,287
Tokyo Electric Power Co., Inc †	62,373	154,971
Tokyo Gas Co., Ltd.	178,071	962,570
Tokyu Land Corp.	26,483	249,901
Tosoh Corp.	173,000	495,589
Toyo Seikan Kaisha Ltd.	28,400	392,745
Toyo Suisan Kaisha Ltd.	11,000	339,562
Toyota Boshoku Corp.	104,500	1,479,568
Toyota Motor Corp.	112,778	5,815,485
Toyota Tsusho Corp.	38,500	986,955
USS Co., Ltd.	13,174	1,515,100
West Japan Railway Co.	48,900	2,352,597
Yamaha Corp.	4,900	47,708

		137,814,500

Luxembourg - 0.1%
Millicom International Cellular SA SDR	8,418	672,570

Netherlands - 3.7%
Aegon NV	429,566	2,593,747
Corio NV REIT	2,205	103,003
Gemalto NV	55,350	4,831,889
ING Groep NV CVA †	247,726	1,782,497
Koninklijke Ahold NV	339,927	5,211,179
Koninklijke DSM NV	25,048	1,459,619

	SHARES	VALUE (Note 3)
Netherlands - 3.7% (continued)
Koninklijke Philips Electronics NV	285,445	$8,445,457
Unilever NV CVA	75,159	3,079,531

		27,506,922

New Zealand - 0.1%
Fletcher Building Ltd.	77,166	546,517

Singapore - 1.5%
Ascendas Real Estate Investment Trust REIT	80,637	169,442
CapitaCommercial Trust REIT (a)	111,000	142,165
CapitaMall Trust REIT	116,994	197,468
CapitaMalls Asia Ltd.	54,000	89,589
ComfortDelGro Corp. Ltd.	422,000	651,177
DBS Group Holdings Ltd.	72,128	933,540
Global Logistic Properties Ltd.	89,000	189,006
Golden Agri-Resources Ltd.	436,000	204,030
Hutchison Port Holdings Trust, Class U	253,000	215,864
Jardine Cycle & Carriage Ltd.	66	2,729
Keppel Corp. Ltd.	85,728	776,577
Keppel Land Ltd.	336,000	1,071,664
Noble Group Ltd.	706,000	695,587
Oversea-Chinese Banking Corp. Ltd.	173,479	1,494,454
SembCorp Industries Ltd.	48,017	201,615
Singapore Airlines Ltd.	21,000	184,468
Singapore Exchange Ltd.	40,472	252,127
Singapore Technologies Engineering Ltd.	63,265	220,404
Singapore Telecommunications Ltd.	452,524	1,312,043
StarHub Ltd.	23,988	84,327
United Overseas Bank Ltd.	96,097	1,584,251
UOL Group Ltd.	18,000	101,645
Wilmar International Ltd.	135,000	377,434
Yangzijiang Shipbuilding Holdings Ltd. (a)	325,319	255,698

		11,407,304

Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	307,779	2,687,472
Banco Santander SA	454,190	3,076,970
Distribuidora Internacional de Alimentacion SA	510,209	3,541,050
Enagas SA	53,884	1,256,696
Iberdrola SA	244,898	1,144,866

		11,707,054

Sweden - 3.0%
Boliden AB	65,637	1,060,286
Electrolux AB, Series B	348,053	8,872,047
Investor AB, B Shares	19,364	560,135
Scania AB, B Shares	120,111	2,519,925
SKF AB, B Shares	40,839	997,905
Svenska Cellulosa AB, B Shares †	164,814	4,255,157
Swedish Match AB	94,953	2,947,558
TeliaSonera AB	90,089	643,421

		21,856,434

Switzerland - 8.6%
Adecco SA †	38,906	2,133,925
Aryzta AG †	7,955	470,166
Compagnie Financiere Richemont SA, Class A	69,122	5,442,095
Givaudan SA †	1,242	1,526,839
Nestle SA	176,041	12,740,900

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Switzerland - 8.6% (continued)
Novartis AG	129,652	$9,240,553
Roche Holding AG	57,127	13,317,626
STMicroelectronics NV	446,786	3,451,652
Sulzer AG	11,721	2,005,695
Syngenta AG	15,534	6,500,330
Transocean Ltd. †	11,824	610,876
Wolseley PLC	120,561	6,012,520

		63,453,177

United Kingdom - 17.5%
AMEC PLC	39,348	632,329
Anglo American PLC	19,344	499,524
Associated British Foods PLC	61,979	1,792,646
AstraZeneca PLC	171,603	8,607,732
Aviva PLC	280,251	1,270,362
Babcock International Group PLC	48,590	804,624
BAE Systems PLC	442,521	2,656,966
Barclays PLC	2,236,606	9,951,251
BHP Billiton PLC	107,199	3,121,819
British American Tobacco PLC	148,481	7,961,927
British Land Co. PLC REIT	29,205	241,767
BT Group PLC	1,511,481	6,383,863
Centrica PLC	198,410	1,110,635
Experian PLC	97,933	1,697,374
GKN PLC	159,668	643,437
GlaxoSmithKline PLC	199,050	4,661,162
Glencore International PLC	202,161	1,096,921
Hammerson PLC REIT	28,872	216,415
HSBC Holdings PLC	1,273,881	13,591,776
Imperial Tobacco Group PLC	107,121	3,746,588
Investec PLC	16,924	118,358
ITV PLC	1,842,919	3,633,724
J Sainsbury PLC	140,391	808,645
Johnson Matthey PLC	37,338	1,309,851
Kazakhmys PLC	116,972	699,940
Kingfisher PLC	422,221	1,850,737
Land Securities Group PLC REIT	24,126	304,555
Legal & General Group PLC	1,238,241	3,258,473
Lloyds Banking Group PLC †	6,478,444	4,827,209
National Grid PLC	42,987	499,499
Next PLC	57,753	3,836,898
Randgold Resources Ltd.	3,761	324,343
Reckitt Benckiser Group PLC	45,801	3,288,400
Reed Elsevier PLC	49,673	590,989
Rio Tinto PLC	65,621	3,090,782
Royal Bank of Scotland Group PLC †	333,629	1,401,965
Royal Dutch Shell PLC, A Shares	181,544	5,886,273
Royal Dutch Shell PLC, B Shares	114,217	3,798,295
RSA Insurance Group PLC	1,325,063	2,349,525
Sage Group PLC/The	58,964	307,485
Segro PLC REIT	49,428	191,460
Smith & Nephew PLC	245,173	2,835,760
Tate & Lyle PLC	124,842	1,613,104
TUI Travel PLC	469,786	2,330,588
Tullow Oil PLC	33,537	627,805
Unilever PLC	67,483	2,854,339
Vodafone Group PLC	1,171,928	3,325,559
WPP PLC	62,942	1,005,879
Xstrata PLC	106,095	1,727,188

		129,386,746

TOTAL COMMON STOCKS (cost $538,214,600)		636,040,938

	SHARES	VALUE (Note 3)
United Kingdom - 17.5% (continued)

PREFERRED STOCKS - 1.5%

Germany - 1.5%
Henkel AG & Co. KGaA	50,844	$4,898,365
Porsche Automobil Holding SE	18,282	1,339,458
ProSiebenSat.1 Media AG	60,023	2,148,490
Volkswagen AG	13,560	2,700,775

TOTAL PREFERRED STOCKS (cost $8,935,777)		11,087,088

MONEY MARKET FUNDS - 10.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)(e)
(cost $74,623,035)	74,623,035	74,623,035

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (d)(f)
(cost $2,194,722)	2,194,722	2,194,722

TOTAL INVESTMENTS - 97.8% (cost $623,968,134)		723,945,783

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2% (g)		16,340,847

NET ASSETS - 100.0%		$740,286,630

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $2,072,142; cash collateral of $2,194,722 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at $0 as of March 28, 2013 using procedures approved by the Board of Trustees.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents annualized seven-day yield as of March 28, 2013.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CDI - CHESS Depository Interest

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$90,738,815	12.2%
Consumer Staples	88,236,651	11.9
Energy	24,578,871	3.3
Financials	150,000,769	20.3
Health Care	88,099,244	11.9
Industrials	89,270,743	12.1
Information Technology	23,450,550	3.2
Materials	52,318,736	7.1
Telecommunication Services	28,524,718	3.8
Utilities	11,908,929	1.6
Money Market Funds	76,817,757	10.4

Total Investments	723,945,783	97.8
Other Assets in Excess of Liabilities (g)	16,340,847	2.2

Net Assets	$740,286,630	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contract outstanding as of March 28, 2013:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index Futures	6/21/2013	CHF	(17,842,990)	$(84,375)

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
3	Amsterdam Index Futures	April 19, 2013	$268,172	$267,188	$(984)
1,073	CAC40 10 Euro Futures	April 19, 2013	52,336,353	51,330,863	(1,005,490)
51	DAX Index Futures	June 21, 2013	13,010,440	12,748,815	(261,625)
449	FTSE 100 Index Futures	June 21, 2013	43,747,403	43,328,620	(418,783)
208	IBEX 35 Index Futures	April 19, 2013	22,452,218	20,887,120	(1,565,098)
36	MSCI Singapore Index Futures	April 29, 2013	2,154,367	2,164,035	9,668
501	TOPIX Index Futures	June 13, 2013	53,057,043	55,376,906	2,319,863

			187,025,996	186,103,547	(922,449)

Short Contracts:
87	FTSE/MIB Index Futures	June 21, 2013	(8,809,566)	(8,384,703)	424,863
30	Hang Seng Index Futures	April 29, 2013	(4,308,627)	(4,312,243)	(3,616)
1,127	OMXS30 Index Futures	April 19, 2013	(20,497,181)	(20,580,369)	(83,188)
443	SPI 200 Index Futures	June 20, 2013	(57,790,679)	(57,273,163)	517,516

			(91,406,053)	(90,550,478)	855,575

			$95,619,943	$95,553,069	$(66,874)

Cash held as collateral with broker for futures contracts was $14,920,422 at March 28, 2013.

Forward foreign currency exchange contracts outstanding as of March 28, 2013:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	AUD	76,752,100	$78,551,022	$79,438,495	$887,473
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	20,972,000	22,257,887	22,114,642	(143,245)
Danish Krone, Expiring 06/19/13	The Royal Bank of Scotland	DKK	3,012,000	521,404	518,433	(2,971)
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	4,487,000	5,792,412	5,754,941	(37,471)
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	28,117,000	42,516,522	42,704,914	188,392
Hong Kong Dollar, Expiring 06/19/13	The Royal Bank of Scotland	HKD	29,612,000	3,818,967	3,816,176	(2,791)
Israeli Shekel, Expiring 06/19/13	The Royal Bank of Scotland	ILS	15,424,000	4,150,804	4,228,569	77,765
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	3,627,131,000	37,992,288	38,552,532	560,244
Norwegian Krone, Expiring 06/19/13	The Royal Bank of Scotland	NOK	662,559,000	115,487,887	113,088,218	(2,399,669)
Swedish Krona, Expiring 06/19/13	The Royal Bank of Scotland	SEK	391,097,000	61,002,419	59,915,929	(1,086,490)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 06/19/13	The Royal Bank of Scotland	SGD	3,156,300	$2,535,354	$2,545,194	$9,840

				374,626,966	372,678,043	(1,948,923)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	AUD	(15,448,000)	$(15,688,493)	$(15,988,695)	$(300,202)
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	(46,745,800)	(49,560,313)	(49,292,707)	267,606
Danish Krone, Expiring 06/19/13	The Royal Bank of Scotland	DKK	(36,582,000)	(6,402,230)	(6,296,581)	105,649
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	(48,618,600)	(63,290,401)	(62,357,292)	933,109
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	(52,303,700)	(78,526,661)	(79,440,374)	(913,713)
Hong Kong Dollar, Expiring 06/19/13	The Royal Bank of Scotland	HKD	(13,627,000)	(1,756,775)	(1,756,147)	628
Israeli Shekel, Expiring 06/19/13	The Royal Bank of Scotland	ILS	(930,000)	(250,338)	(254,964)	(4,626)
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	(1,348,758,200)	(14,498,378)	(14,335,861)	162,517
Norwegian Krone, Expiring 06/19/13	The Royal Bank of Scotland	NOK	(284,493,000)	(49,074,885)	(48,558,402)	516,483
Swedish Krona, Expiring 06/19/13	The Royal Bank of Scotland	SEK	(39,378,000)	(6,035,412)	(6,032,696)	2,716
Singapore Dollar, Expiring 06/19/13	The Royal Bank of Scotland	SGD	(434,000)	(348,124)	(349,971)	(1,847)

				(285,432,010)	(284,663,690)	768,320

				$89,194,956	$88,014,353	$(1,180,603)

Money Market Fund is pledged as collateral for total return swap and forward foreign currency exchange contracts in the amount of $2,730,063.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 96.5%
Brazil - 14.3%
All America Latina Logistica SA (1)	1,300	$6,472
CCR SA (1)	10,100	103,162
Cia de Bebidas das Americas ADR (1)	2,394	101,338
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)†	414	19,760
Cia Energetica de Minas Gerais ADR (1)	3,853	45,658
Cia Hering (1)	1,800	32,201
Cia Paranaense de Energia ADR (1)	1,118	17,295
Cielo SA (1)	200	5,886
CPFL Energia SA ADR (1)	3,984	83,425
Diagnosticos da America SA (1)	4,600	26,406
EcoRodovias Infraestrutura e Logistica SA (1)	800	6,869
EDP - Energias do Brasil SA (1)	16,600	104,327
Light SA (1)	6,100	60,434
Localiza Rent a Car SA (1)	2,200	39,520
Natura Cosmeticos SA (1)	3,800	91,448
Souza Cruz SA (1)	6,900	101,379
Telefonica Brasil SA ADR (1)	2,735	72,970
Tim Participacoes SA ADR (1)	1,544	33,783
Tractebel Energia SA (1)	5,900	101,051

		1,053,384

Chile - 5.0%
Banco Santander Chile ADR (1)	2,493	70,976
Cencosud SA (1)	12,916	80,337
Enersis SA ADR (1)	4,602	88,542
SACI Falabella (1)	7,722	92,834
Sociedad Quimica y Minera de Chile SA ADR (1)	728	40,368

		373,057

China - 2.7%
China Petroleum & Chemical Corp. ADR (1)	135	15,784
Dongfeng Motor Group Co., Ltd., H Shares	8,000	11,277
PetroChina Co., Ltd. ADR (1)	276	36,383
Sun Art Retail Group Ltd.	32,500	45,274
Tencent Holdings Ltd.	200	6,397
Tsingtao Brewery Co. Ltd., H Shares	6,000	38,284
Want Want China Holdings Ltd.	5,000	7,702
ZHuzhou CSR Times Electric Co., Ltd., H Shares (a)	7,000	19,938
Zijin Mining Group Co. Ltd., H Shares	62,000	20,551

		201,590

Hong Kong - 1.3%
China Mengniu Dairy Co., Ltd.	8,000	22,957
China Mobile Ltd. ADR (1)	132	7,013
China Resources Power Holdings Co. Ltd.	2,000	5,991
China Unicom Hong Kong Ltd. ADR (1)	1,261	16,998
GOME Electrical Appliances Holding Ltd. †	425,000	46,660

		99,619

India - 0.3%
Dr Reddy’s Laboratories Ltd. ADR (1)	693	22,419

	SHARES	VALUE (Note 3)
Indonesia - 5.4%
Bank Central Asia Tbk PT	75,500	$88,818
Bank Mandiri Persero Tbk PT	19,000	19,624
Bank Negara Indonesia Persero Tbk PT	17,000	8,856
Indo Tambangraya Megah Tbk PT	7,000	25,655
Perusahaan Gas Negara Persero Tbk PT	132,500	81,312
Semen Indonesia Persero Tbk PT	49,500	90,420
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	1,931	87,049

		401,734

Korea, Republic of - 12.4%
Amorepacific Corp.	42	35,348
Cheil Industries, Inc.	322	25,649
Daelim Industrial Co., Ltd.	270	22,325
Daewoo International Corp.	530	18,475
E-Mart Co., Ltd.	61	12,063
Hyundai Department Store Co., Ltd.	195	28,680
Hyundai Glovis Co. Ltd.	457	79,261
Hyundai Hysco Co. Ltd.	240	7,413
Hyundai Mobis	106	29,757
Hyundai Wia Corp.	34	5,072
Kangwon Land, Inc.	2,870	79,557
Kia Motors Corp.	303	15,374
KT Corp. ADR (1)	5,621	88,306
KT&G Corp.	1,118	75,905
LG Chem Ltd.	160	38,386
LG Display Co. Ltd. †	200	5,848
LG Household & Health Care Ltd.	92	50,573
LG Uplus Corp. †	6,880	49,711
Lotte Shopping Co., Ltd.	174	61,726
POSCO ADR (1)	133	9,803
Samsung Electro-Mechanics Co. Ltd.	126	11,358
Samsung Electronics Co. Ltd. GDR	63	42,751
Samsung Engineering Co., Ltd.	118	13,682
Samsung Fire & Marine Insurance Co. Ltd. †	25	4,900
Samsung Life Insurance Co., Ltd. †	329	30,807
Samsung Techwin Co. Ltd.	122	7,232
SK Telecom Co., Ltd. ADR (1)	3,618	64,654

		914,616

Malaysia - 14.7%
AMMB Holdings Bhd	36,900	77,971
Axiata Group Bhd	30,600	65,492
CIMB Group Holdings Bhd	37,700	93,246
DiGi.Com Bhd	74,600	111,899
Kuala Lumpur Kepong Bhd	6,700	44,903
Malayan Banking Bhd	34,900	106,014
Maxis Bhd	50,600	106,745
Petronas Chemicals Group Bhd	21,400	44,606
Public Bank Bhd	10,200	53,720
Sime Darby Bhd	33,700	100,856
Telekom Malaysia Bhd	62,800	109,338
Tenaga Nasional Bhd	43,900	102,105
UMW Holdings Bhd	16,800	72,759

		1,089,654

Mexico - 4.2%
America Movil SAB de CV, Series L ADR (1)	2,338	49,004
Coca-Cola Femsa SAB de CV ADR (1)(a)	650	106,451

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
Mexico - 4.2% (continued)
Grupo Televisa SAB ADR (1)	2,109	$56,121
Wal-Mart de Mexico SAB de CV, Series V (1)	31,300	102,378

		313,954

Poland - 2.4%
Bank Pekao SA	350	16,905
PGE SA	12,572	64,687
Powszechna Kasa Oszczednosci Bank Polski SA	2,012	21,378
Powszechny Zaklad Ubezpieczen SA	555	68,876
Telekomunikacja Polska SA	1,113	2,279

		174,125

Russia - 2.6%
Lukoil OAO ADR (1)	949	61,211
Magnit OJSC GDR	1,485	67,234
MMC Norilsk Nickel OJSC ADR (1)	1,841	31,131
Rosneft OAO GDR	770	5,875
Tatneft OAO ADR	751	29,750

		195,201

South Africa - 14.6%
ABSA Group Ltd.	2,086	35,177
Aspen Pharmacare Holdings Ltd. †	4,372	90,872
Bidvest Group Ltd.	3,210	84,616
FirstRand Ltd.	7,294	25,568
Gold Fields Ltd. ADR (1)	2,932	22,723
Impala Platinum Holdings Ltd.	1,067	15,750
Kumba Iron Ore Ltd.	970	51,968
Life Healthcare Group Holdings Ltd.	21,796	82,093
Mr Price Group Ltd.	4,933	62,746
MTN Group Ltd.	1,934	33,985
Nedbank Group Ltd.	2,679	55,505
Remgro Ltd.	5,512	109,810
Sanlam Ltd.	11,228	57,631
Shoprite Holdings Ltd.	3,556	70,736
Standard Bank Group Ltd.	6,482	83,468
Tiger Brands Ltd.	1,758	56,215
Vodacom Group Ltd.	2,962	35,395
Woolworths Holdings Ltd.	13,512	103,745

		1,078,003

Taiwan - 9.1%
Acer, Inc. †	13,000	11,334
Cheng UEI Precision Industry Co., Ltd.	6,059	11,492
China Petrochemical Development Corp.	400	219
China Steel Corp.	32,480	28,240
Chunghwa Telecom Co., Ltd. ADR (1)	2,245	69,819
Compal Electronics, Inc.	10,000	7,080
Evergreen Marine Corp. Taiwan Ltd. †	39,000	23,260
Everlight Electronics Co. Ltd.	5,000	8,071
Far EasTone Telecommunications Co. Ltd.	32,000	72,572
Foxconn Technology Co., Ltd.	350	970
Hon Hai Precision Industry Co., Ltd.	10,000	27,830
HTC Corp.	2,000	16,374
Kinsus Interconnect Technology Corp.	2,000	6,206
Largan Precision Co. Ltd.	1,000	26,204
Powertech Technology, Inc.	10,000	16,855
Realtek Semiconductor Corp.	24,200	55,544
Richtek Technology Corp.	6,000	34,726

	SHARES	VALUE (Note 3)
Taiwan - 9.1% (continued)
Synnex Technology International Corp.	7,000	$12,687
Taiwan Mobile Co. Ltd.	21,000	71,072
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	2,756	47,376
Uni-President Enterprises Corp.	44,890	85,302
Wistron Corp.	32,650	35,832

		669,065

Thailand - 4.2%
Advanced Info Service PCL NVDR	13,200	106,642
CP ALL PCL NVDR	62,200	97,325
PTT Global Chemical PCL NVDR	27,200	64,789
PTT PCL NVDR	3,700	41,044

		309,800

Turkey - 3.3%
Akbank TAS	1,415	7,435
KOC Holding AS	12,784	74,255
Turk Hava Yollari †	5,020	20,542
Turk Telekomunikasyon AS	24,060	106,669
Turkcell Iletisim Hizmetleri AS †	3,600	24,126
Turkiye Garanti Bankasi AS	1,356	7,201

		240,228

TOTAL COMMON STOCKS (cost $6,717,110)		7,136,449

PREFERRED STOCKS - 0.2%

Brazil - 0.2%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (1)	2,200	10,844
Lojas Americanas SA (1)	800	6,900

TOTAL PREFERRED STOCKS (cost $29,369)		17,744

EXCHANGE-TRADED FUNDS - 1.9%
iShares MSCI Emerging Markets Index Fund (1)
(cost $125,743)	3,256	139,291

MONEY MARKET FUNDS - 3.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)
(cost $219,450)	219,450	219,450

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.4%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (b)(c)
(cost $26,701)	26,701	26,701

TOTAL INVESTMENTS - 102.0% (cost $7,118,373)		7,539,635

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0%)		(150,432)

NET ASSETS - 100.0%		$7,389,203

†	Non income-producing security.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR EMERGING DEFENSIVE EQUITY FUND

(a)	All or a portion of the security on loan. The aggregate market value of such securities is $26,381; cash collateral of $26,701 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 28, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$705,408	9.5%
Consumer Staples	1,293,152	17.5
Energy	215,700	2.9
Financials	1,043,886	14.1
Health Care	221,790	3.0
Industrials	620,462	8.4
Information Technology	390,821	5.3
Materials	492,017	6.7
Mutual Fund	139,292	1.9
Telecommunication Services	1,385,524	18.7
Utilities	785,432	10.6
Money Market Funds	246,151	3.4

Total Investments	7,539,635	102.0
Liabilities in Excess of Other Assets	(150,432)	(2.0)

Net Assets	$7,389,203	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 92.1%
Australia - 15.0%
AGL Energy Ltd.	3,065	$50,736
ALS Ltd.	1,766	19,371
Amcor Ltd.	9,198	89,115
APA Group	2,754	17,135
ASX Ltd.	1,218	46,019
Aurizon Holdings Ltd.	10,214	42,966
BHP Billiton Ltd.	189	6,461
Boral Ltd.	3,652	18,745
Brambles Ltd.	3,815	33,826
Caltex Australia Ltd.	343	7,659
Coca-Cola Amatil Ltd.	8,177	124,337
Cochlear Ltd.	902	64,078
Commonwealth Bank of Australia	226	16,053
Computershare Ltd.	222	2,367
Crown Ltd.	2,043	26,268
CSL Ltd.	698	43,145
Incitec Pivot Ltd.	8,038	25,980
Insurance Australia Group Ltd.	1,888	11,263
Metcash Ltd. (a)	17,655	76,298
Orica Ltd.	483	12,347
Sonic Healthcare Ltd.	5,409	78,706
Sydney Airport	5,926	20,254
Tabcorp Holdings Ltd.	12,534	42,268
Tatts Group Ltd.	23,028	76,154
Telstra Corp. Ltd.	28,573	134,353
Transurban Group	9,035	60,076
Wesfarmers Ltd.	2,880	120,933
Woodside Petroleum Ltd.	1,187	44,490
Woolworths Ltd.	3,575	126,211
WorleyParsons Ltd.	924	23,894

		1,461,508

Belgium - 0.7%
Belgacom SA	1,827	45,483
Delhaize Group SA	167	9,116
Umicore SA	225	10,583

		65,182

Canada - 16.1%
Agnico-Eagle Mines Ltd. (1)	129	5,292
Bank of Montreal (1)	1,352	85,098
Bank of Nova Scotia (1)	1,439	83,732
Barrick Gold Corp. (1)	242	7,109
BCE, Inc. (1)	2,926	136,701
Canadian Imperial Bank of Commerce (1)	956	74,986
Canadian National Railway Co. (1)	515	51,761
Enbridge, Inc. (1)	873	40,649
Franco-Nevada Corp. (1)	1,522	69,474
Goldcorp, Inc. (1)	888	29,878
IAMGOLD Corp. (1)	7,630	55,055
Imperial Oil Ltd. (1)	1,145	46,799
Intact Financial Corp. (1)	1,339	82,052
Loblaw Cos., Ltd. (1)	280	11,780
Metro, Inc. (1)	787	49,311
National Bank of Canada (1)	984	72,271
Pembina Pipeline Corp. (1)	1,360	42,975
Penn West Petroleum Ltd. (1)	744	7,998
Potash Corp of Saskatchewan, Inc. (1)	228	8,955
Rogers Communications, Inc., Class B (1)	803	41,017

	SHARES	VALUE (Note 3)
Canada - 16.1% (continued)
Royal Bank of Canada (1)	802	$48,317
Shaw Communications, Inc., Class B (1)	1,604	39,727
Shoppers Drug Mart Corp. (1)	3,218	137,704
Silver Wheaton Corp. (1)	1,255	39,286
Tim Hortons, Inc. (1)	2,310	125,545
Toronto-Dominion Bank/The (1)	675	56,201
TransCanada Corp. (1)	1,071	51,133
Yamana Gold, Inc. (1)	3,803	58,588

		1,559,394

Denmark - 1.3%
Coloplast A/S, Class B	1,350	72,744
Novo Nordisk A/S, Class B	345	55,608

		128,352

Finland - 0.2%
Kone OYJ, Class B	197	15,533

France - 3.5%
Air Liquide SA	34	4,135
Cie Generale d’Optique Essilor International SA	579	64,429
Danone SA	1,290	89,821
Dassault Systemes SA	188	21,752
Iliad SA	18	3,829
L’Oreal SA	390	61,875
Pernod-Ricard SA	245	30,536
Peugeot SA †	735	5,331
SES FDR	361	11,322
Sodexo	341	31,785
Total SA	239	11,447

		336,262

Germany - 3.3%
Adidas AG	562	58,420
Bayer AG	541	55,910
Beiersdorf AG	1,325	122,462
Fresenius Medical Care AG & Co. KGaA	135	9,128
Fresenius SE & Co. KGaA	27	3,336
Merck KGaA	117	17,672
Metro AG	1,044	29,717
SAP AG	311	25,013

		321,658

Hong Kong - 2.7%
CLP Holdings Ltd.	5,500	48,215
Hang Seng Bank Ltd.	2,700	43,382
Hong Kong & China Gas Co., Ltd.	20,000	58,432
Power Assets Holdings Ltd.	5,500	51,981
SJM Holdings Ltd.	10,000	25,033
Wynn Macau Ltd. †	13,200	35,170

		262,213

Italy - 0.3%
Luxottica Group SpA	601	30,176

Japan - 22.4%
Aeon Co., Ltd.	200	2,590
Ajinomoto Co., Inc.	2,000	29,407
Asahi Group Holdings Ltd.	1,400	33,478
Astellas Pharma, Inc.	1,300	70,157

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 22.4% (continued)
Bank of Yokohama Ltd./The	2,000	$11,604
Brother Industries Ltd.	3,000	31,073
Canon, Inc.	1,000	36,750
Central Japan Railway Co.	500	52,832
Chiba Bank Ltd./The	4,000	28,834
Chugai Pharmaceutical Co., Ltd.	4,400	98,051
Dai Nippon Printing Co., Ltd.	1,000	9,555
Daiichi Sankyo Co., Ltd.	1,800	34,745
Dentsu, Inc.	300	8,960
East Japan Railway Co.	200	16,463
Eisai Co., Ltd.	800	35,842
FamilyMart Co., Ltd.	1,100	50,278
Fast Retailing Co., Ltd.	200	63,957
Fujitsu Ltd.	3,000	12,533
Hoya Corp.	600	11,315
Ibiden Co., Ltd.	1,900	29,778
Japan Tobacco, Inc.	500	15,994
JSR Corp.	200	4,099
Kao Corp.	2,600	84,089
Kawasaki Kisen Kaisha Ltd.	12,000	25,696
KDDI Corp.	600	25,087
Lawson, Inc.	700	53,747
Mitsubishi Tanabe Pharma Corp.	300	4,600
Namco Bandai Holdings, Inc.	2,200	38,917
Nippon Express Co., Ltd.	12,000	57,537
Nippon Yusen KK	1,000	2,577
Nitori Holdings Co., Ltd.	50	3,860
NTT DOCOMO, Inc.	68	101,087
Odakyu Electric Railway Co., Ltd.	2,000	24,927
Omron Corp.	900	22,766
Oriental Land Co., Ltd.	200	32,761
Osaka Gas Co., Ltd.	27,000	118,073
Otsuka Holdings Co., Ltd.	2,900	100,657
Secom Co., Ltd.	1,300	67,094
Seven & I Holdings Co., Ltd.	2,600	86,267
Shimamura Co., Ltd.	700	81,842
Shionogi & Co., Ltd.	500	10,133
Shiseido Co., Ltd.	600	8,412
Shizuoka Bank Ltd./The	4,000	45,154
Suzuki Motor Corp.	200	4,482
Sysmex Corp.	200	12,185
Takeda Pharmaceutical Co., Ltd.	1,000	54,783
Tokyo Gas Co., Ltd.	22,000	118,922
Toyo Suisan Kaisha Ltd.	2,000	61,739
Trend Micro, Inc.	400	11,231
Unicharm Corp.	1,300	74,228
West Japan Railway Co.	800	38,488
Yamato Holdings Co., Ltd.	6,500	117,901

		2,177,537

Netherlands - 1.8%
Gemalto NV	55	4,801
Koninklijke Ahold NV	6,608	101,303
Unilever NV CVA	1,742	71,376

		177,480

Norway - 1.1%
Statoil ASA	864	21,093
Telenor ASA	3,946	86,883

		107,976

	SHARES	VALUE (Note 3)
Singapore - 1.6%
Oversea-Chinese Banking Corp. Ltd.	1,000	$8,615
Singapore Telecommunications Ltd.	45,000	130,472
Wilmar International Ltd.	7,000	19,571

		158,658

Spain - 0.6%
Inditex SA	416	55,436

Sweden - 2.1%
Hennes & Mauritz AB, B Shares	1,586	56,801
Svenska Cellulosa AB, B Shares †	159	4,105
Swedish Match AB	1,230	38,182
Tele2 AB, B Shares	5,900	102,911

		201,999

Switzerland - 4.2%
Kuehne + Nagel International AG	504	55,026
Nestle SA	1,843	133,386
Novartis AG	821	58,514
Roche Holding AG	181	42,195
SGS SA	25	61,360
Swisscom AG	89	41,218
Syngenta AG	36	15,065

		406,764

United Kingdom - 15.0%
Associated British Foods PLC	4,433	128,218
AstraZeneca PLC	2,419	121,339
British American Tobacco PLC	928	49,762
British Sky Broadcasting Group PLC	1,069	14,368
Burberry Group PLC	821	16,621
Centrica PLC	23,973	134,193
Compass Group PLC	5,771	73,864
Experian PLC	561	9,723
Fresnillo PLC	566	11,707
GlaxoSmithKline PLC	2,519	58,987
Imperial Tobacco Group PLC	381	13,326
J Sainsbury PLC	3,512	20,229
Marks & Spencer Group PLC	4,636	27,492
National Grid PLC	9,691	112,607
Next PLC	481	31,956
Pearson PLC	795	14,305
Randgold Resources Ltd.	133	11,470
Reckitt Benckiser Group PLC	1,574	113,009
Rexam PLC	1,216	9,764
Royal Dutch Shell PLC, B Shares	974	32,390
SABMiller PLC	193	10,180
Sage Group PLC/The	2,236	11,660
Shire PLC	1,425	43,397
Smith & Nephew PLC	5,388	62,320
SSE PLC	5,142	116,242
Tesco PLC	1,004	5,836
Unilever PLC	1,887	79,815
Vodafone Group PLC	15,558	44,149
Whitbread PLC	485	18,970
WM Morrison Supermarkets PLC	14,022	58,939

		1,456,838

United States - 0.2%
Thomson Reuters Corp. (1)	569	18,462

TOTAL COMMON STOCKS (cost $8,214,553)		8,941,428

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
PREFERRED STOCKS - 0.4%

Germany - 0.4%
Henkel AG & Co. KGaA
(cost $27,002)	366	$35,261

EXCHANGE-TRADED FUNDS - 5.4%
iShares MSCI EAFE Index Fund (1)
(cost $509,286)	8,983	529,817

MONEY MARKET FUNDS - 2.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)
(cost $272,834)	272,834	272,834

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (b)(c)
(cost $56,206)	56,206	56,206

TOTAL INVESTMENTS - 101.3% (cost $9,079,881)		9,835,546

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3%)		(123,470)

NET ASSETS - 100.0%		$9,712,076

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $53,317; cash collateral of $56,206 was received with which the Fund purchased a money market fund. In accordance with the fund’s security lending standards and guidelines, additional collateral was subsequently received the next business day.
(b)	Represents annualized seven-day yield as of March 28, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,070,256	11.0%
Consumer Staples	2,372,826	24.4
Energy	330,526	3.4
Financials	713,580	7.3
Health Care	1,272,662	13.1
Industrials	782,964	8.1
Information Technology	221,039	2.3
Materials	493,109	5.1
Mutual Fund	529,817	5.5
Telecommunication Services	893,191	9.2
Utilities	826,536	8.5
Money Market Funds	329,040	3.4

Total Investments	9,835,546	101.3
Liabilities in Excess of Other Assets	(123,470)	(1.3)

Net Assets	$9,712,076	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 93.3%

Consumer Discretionary - 9.0%
Advance Auto Parts, Inc.	268	$22,150
Aeropostale, Inc. †	116	1,578
Amazon.com, Inc. †	622	165,757
Apollo Group, Inc., Class A †	1,031	17,929
AutoZone, Inc. †	265	105,144
Big Lots, Inc. †	677	23,878
Carnival Corp.	87	2,984
Chipotle Mexican Grill, Inc. †	103	33,565
Dollar Tree, Inc. †	980	47,461
Family Dollar Stores, Inc.	193	11,397
Genuine Parts Co.	150	11,700
Home Depot, Inc./The	475	33,145
Kohl’s Corp.	186	8,580
McDonald’s Corp.	2,136	212,938
NIKE, Inc., Class B	346	20,417
O’Reilly Automotive, Inc. †	233	23,894
Panera Bread Co., Class A †	524	86,586
PetSmart, Inc.	875	54,337
priceline.com, Inc. †	128	88,055
Scripps Networks Interactive, Inc., Class A	240	15,442
Starbucks Corp.	271	15,436
Target Corp.	1,171	80,155
Time Warner, Inc.	96	5,531
TJX Cos., Inc.	1,372	64,141
Tractor Supply Co.	982	102,256
Tupperware Brands Corp.	499	40,788
Viacom, Inc., Class B	847	52,150
Walt Disney Co./The	61	3,465
Washington Post Co./The, Class B	6	2,682
Yum! Brands, Inc.	191	13,741

		1,367,282

Consumer Staples - 22.3%
Altria Group, Inc.	6,125	210,639
Brown-Forman Corp., Class B (a)	1,574	112,384
Campbell Soup Co. (a)	176	7,983
Church & Dwight Co., Inc. (a)	2,469	159,572
Clorox Co./The (a)	678	60,023
Coca-Cola Co./The	2,176	87,997
Colgate-Palmolive Co.	1,794	211,746
Costco Wholesale Corp.	1,986	210,734
CVS Caremark Corp.	919	50,536
Estee Lauder Cos., Inc./The, Class A	656	42,004
General Mills, Inc.	1,796	88,561
Hershey Co./The	2,299	201,232
Hormel Foods Corp. (a)	504	20,825
Kellogg Co.	1,386	89,300
Kimberly-Clark Corp.	2,080	203,798
Kroger Co./The	2,614	86,628
Lorillard, Inc.	1,537	62,018
McCormick & Co., Inc. (a)	1,570	115,474
Monster Beverage Corp. †	1,053	50,270
PepsiCo, Inc.	2,667	210,986
Philip Morris International, Inc.	2,293	212,584
Procter & Gamble Co./The	2,719	209,526
Reynolds American, Inc.	4,739	210,838
Sysco Corp.	2,870	100,938
Walgreen Co.	1,531	72,998

	SHARES	VALUE (Note 3)
Consumer Staples - 22.3% (continued)
Wal-Mart Stores, Inc.	2,815	$210,646
Whole Foods Market, Inc.	893	77,468

		3,377,708

Energy - 1.1%
Chevron Corp.	316	37,547
Exxon Mobil Corp.	883	79,567
Spectra Energy Corp.	1,557	47,878

		164,992

Financials - 9.8%
ACE Ltd. (Switzerland)	940	83,632
Aon PLC (United Kingdom)	654	40,221
Bank of Hawaii Corp. (a)	2,151	109,292
Chubb Corp./The	1,919	167,970
City National Corp. (a)	589	34,698
Cullen/Frost Bankers, Inc. (a)	3,003	187,778
Everest Re Group Ltd.	1,208	156,871
M&T Bank Corp. (a)	841	86,757
Marsh & McLennan Cos., Inc.	1,386	52,626
New York Community Bancorp, Inc. (a)	3,754	53,870
Northern Trust Corp.	1,326	72,347
People’s United Financial, Inc. (a)	14,054	188,886
Progressive Corp./The	939	23,728
SVB Financial Group †	133	9,435
Travelers Cos., Inc./The	993	83,601
US Bancorp	1,815	61,583
WR Berkley Corp.	1,699	75,385

		1,488,680

Health Care - 16.6%
Abbott Laboratories	1,401	49,483
Aetna, Inc.	422	21,573
Alexion Pharmaceuticals, Inc. †	95	8,753
Allergan, Inc.	1,112	124,133
AmerisourceBergen Corp.	1,131	58,190
Amgen, Inc.	362	37,109
Baxter International, Inc.	182	13,220
Becton Dickinson and Co.	936	89,491
Biogen Idec, Inc. †	460	88,739
Bristol-Myers Squibb Co.	3,562	146,719
Cardinal Health, Inc.	1,072	44,617
Celgene Corp. †	615	71,285
Cerner Corp. †	320	30,320
Covance, Inc. †(a)	341	25,343
CR Bard, Inc.	559	56,336
DENTSPLY International, Inc.	704	29,864
Edwards Lifesciences Corp. †	639	52,500
Eli Lilly & Co.	2,913	165,429
Forest Laboratories, Inc. †	2,896	110,164
Gilead Sciences, Inc. †	482	23,584
Henry Schein, Inc. †(a)	400	37,020
Humana, Inc.	333	23,014
IDEXX Laboratories, Inc. †(a)	1,209	111,699
Johnson & Johnson	2,603	212,223
Laboratory Corp of America Holdings †(a)	785	70,807
McKesson Corp.	503	54,304
Medtronic, Inc.	1,092	51,280
Merck & Co., Inc.	1,290	57,057
Mettler-Toledo International, Inc. †	283	60,341
Myriad Genetics, Inc. †	2,639	67,031
Patterson Cos., Inc.	1,360	51,734

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
Health Care - 16.6% (continued)
Pfizer, Inc.	3,698	$106,724
Quest Diagnostics, Inc.	658	37,144
St Jude Medical, Inc. (a)	313	12,658
Stryker Corp.	1,973	128,718
UnitedHealth Group, Inc.	1,478	84,556
Varian Medical Systems, Inc. †	56	4,032
Vertex Pharmaceuticals, Inc. †	938	51,571
WellPoint, Inc.	112	7,418
Zimmer Holdings, Inc.	452	33,999

		2,510,182

Industrials - 7.1%
3M Co.	784	83,347
Boeing Co./The	573	49,192
CH Robinson Worldwide, Inc.	372	22,119
Cintas Corp.	453	19,991
Danaher Corp.	501	31,137
Dun & Bradstreet Corp./The (a)	312	26,099
Equifax, Inc.	315	18,141
Fastenal Co. (a)	1,357	69,682
General Dynamics Corp.	157	11,070
Honeywell International, Inc.	564	42,497
Knight Transportation, Inc. (a)	762	12,268
L-3 Communications Holdings, Inc.	256	20,715
Landstar System, Inc.	456	26,033
Lockheed Martin Corp.	276	26,640
MSC Industrial Direct Co., Inc., Class A (a)	536	45,978
Northrop Grumman Corp.	611	42,862
Raytheon Co.	640	37,626
Republic Services, Inc.	294	9,702
Robert Half International, Inc.	170	6,380
Rockwell Collins, Inc.	197	12,435
Roper Industries, Inc.	235	29,918
Southwest Airlines Co.	134	1,806
Stericycle, Inc. †	1,878	199,406
United Parcel Service, Inc., Class B	460	39,514
Waste Management, Inc.	3,845	150,762
Werner Enterprises, Inc. (a)	1,044	25,202
WW Grainger, Inc.	45	10,124

		1,070,646

Information Technology - 12.9%
Accenture PLC, Class A (Ireland)	940	71,412
Adobe Systems, Inc. †	391	17,012
ADTRAN, Inc.	1,216	23,894
Analog Devices, Inc.	1,839	85,495
Apple, Inc.	69	30,541
Applied Materials, Inc.	108	1,456
Atmel Corp. †	1,191	8,289
Autodesk, Inc. †	479	19,754
Automatic Data Processing, Inc.	3,062	199,091
Broadcom Corp., Class A	934	32,382
Broadridge Financial Solutions, Inc.	1,577	39,173
Cognizant Technology Solutions Corp., Class A †	388	29,725
Dolby Laboratories, Inc., Class A	170	5,705
F5 Networks, Inc. †	419	37,325
FactSet Research Systems, Inc. (a)	857	79,358
Google, Inc., Class A †	124	98,460
Informatica Corp. †	226	7,790
Intel Corp.	2,005	43,809
International Business Machines Corp.	804	171,493

	SHARES	VALUE (Note 3)
Information Technology - 12.9% (continued)
Intuit, Inc.	1,984	$130,250
Linear Technology Corp.	2,118	81,268
LSI Corp. †	872	5,912
Marvell Technology Group Ltd.	3,541	37,464
Mastercard, Inc., Class A	170	91,992
Maxim Integrated Products, Inc. (a)	1,031	33,662
Microsoft Corp.	3,790	108,432
NetApp, Inc. †	237	8,096
Paychex, Inc. (a)	2,437	85,466
QUALCOMM, Inc.	378	25,307
Red Hat, Inc. †	407	20,578
Riverbed Technology, Inc. †	96	1,431
Sohu.com, Inc. (China) †	756	37,505
Synopsys, Inc. †	352	12,630
Tech Data Corp. †	240	10,946
Teradata Corp. †	841	49,207
Texas Instruments, Inc.	186	6,599
Total System Services, Inc.	2,132	52,831
Visa, Inc., Class A	565	95,960
VMware, Inc., Class A †	174	13,725
Xilinx, Inc.	1,145	43,705

		1,955,130

Materials - 0.7%
International Flavors & Fragrances, Inc.	394	30,208
Monsanto Co.	130	13,732
Newmont Mining Corp.	350	14,661
Sherwin-Williams Co./The	148	24,996
Sigma-Aldrich Corp. (a)	345	26,800

		110,397

Telecommunication Services - 2.2%
AT&T, Inc.	3,404	124,893
CenturyLink, Inc.	393	13,806
tw telecom, Inc. †	826	20,807
Verizon Communications, Inc.	3,728	183,231

		342,737

Utilities - 11.6%
Alliant Energy Corp.	144	7,226
American Electric Power Co., Inc.	796	38,709
American Water Works Co., Inc.	3,637	150,717
CenterPoint Energy, Inc.	3,006	72,024
Consolidated Edison, Inc.	2,243	136,890
Dominion Resources, Inc.	3,654	212,590
DTE Energy Co.	1,320	90,209
Duke Energy Corp.	1,192	86,527
Integrys Energy Group, Inc.	139	8,084
NextEra Energy, Inc.	653	50,725
NiSource, Inc.	1,370	40,196
Northeast Utilities	858	37,289
OGE Energy Corp.	489	34,220
ONEOK, Inc.	136	6,483
PG&E Corp.	2,501	111,370
Pinnacle West Capital Corp.	783	45,328
Public Service Enterprise Group, Inc.	1,748	60,026
Questar Corp.	1,864	45,351
Sempra Energy	2,560	204,646
Southern Co.	2,551	119,693
UGI Corp. (a)	1,894	72,711

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 3)
Utilities - 11.6% (continued)
Wisconsin Energy Corp.	1,639	$70,297
Xcel Energy, Inc.	1,857	55,153

		1,756,464

TOTAL COMMON STOCKS (cost $13,044,834)		14,144,218

EXCHANGE-TRADED FUNDS - 4.3%
SPDR S&P 500 ETF Trust
(cost $621,185)	4,148	649,369

MONEY MARKET FUNDS - 4.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b)
(cost $622,128)	622,128	622,128

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 5.1%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (2)(b)(c)
(cost $766,194)	766,194	766,194

TOTAL INVESTMENTS - 106.8% (cost $15,054,341)		16,181,909

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8%)		(1,033,767)

NET ASSETS - 100.0%		$15,148,142

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $755,314; cash collateral of $766,194 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 28, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
LONG INVESTMENTS - 99.5%
COMMON STOCKS - 41.9%

Consumer Discretionary - 11.3%
American Greetings Corp., Class A	602,608	$9,701,989
Ameristar Casinos, Inc.	521,397	13,676,243
Arbitron, Inc. (2)	518,455	24,299,986
Ark Restaurants Corp. (a)	61,172	1,282,165
Astral Media, Inc., Class A (Canada)	403,592	19,483,341
Bluegreen Corp. †	385,704	3,795,327
Brick Ltd./The (Canada)	757,255	4,017,920
Brookfield Residential Properties, Inc. (Canada) †(a)	31,800	774,012
China Century Dragon Media, Inc. (3)†(b)	150,272	20
China Networks International Holdings Ltd. (3)†(b)	2,287,278	11,436
Comcast Corp., Class A	682,869	27,055,270
Del Frisco’s Restaurant Group, Inc. †	8,132	134,991
Discovery Communications, Inc., Class C †	397,219	27,622,609
Dollar General Corp. †	210,600	10,652,148
Fiesta Restaurant Group, Inc. †	32,400	860,868
Francesca’s Holdings Corp. †	50,758	1,454,724
Hot Topic, Inc.	735,419	10,207,616
JAKKS Pacific, Inc.	69,143	725,310
Kayak Software Corp. †	474,851	18,975,046
K-Swiss, Inc., Class A †	1,133,932	5,374,838
Lennar Corp. B Shares	16,634	536,613
Liberty Global, Inc. †	740,523	50,822,093
M/I Homes, Inc. †	67,592	1,652,624
Orient-Express Hotels Ltd., Class A (Bermuda) †	1,065,431	10,505,150
Outdoor Channel Holdings, Inc.	63,681	568,035
Tile Shop Holdings, Inc. †	87,212	1,832,324
Tumi Holdings, Inc. †	113,400	2,374,596
Vipshop Holdings Ltd. ADR (China) †	55,786	1,694,221
Virgin Media, Inc.	526,396	25,777,612
WMS Industries, Inc. †	661,094	16,666,180

		292,535,307

Consumer Staples - 3.2%
Annie’s, Inc. †	70,319	2,690,405
Central Garden and Pet Co. †(a)	329,480	2,840,118
Grupo Modelo SAB de CV, Series C (Mexico)	3,557,335	32,242,664
Hillshire Brands Co.	245,313	8,622,752
HJ Heinz Co.	473,802	34,241,670

	SHARES	VALUE (Note 3)
Consumer Staples - 3.2% (continued)
Neptune Technologies & Bioressources, Inc. (Canada) (3)†(b)	6,407	$6
SUPERVALU, Inc.	595,100	2,999,304

		83,636,919

Energy - 1.7%
CVR Energy, Inc. †	—	240,859
Gulf United Energy, Inc. (3)†(b)	1,959,798	4,900
IROC Energy Services Corp. (Canada)	292,989	873,905
McMoRan Exploration Co. †	1,141,740	18,667,449
Mission NewEnergy Ltd. (Australia) †	20,132	1,007
Plains Exploration & Production Co. †	227,794	10,813,381
Platino Energy Corp. (Canada) †	268,794	383,670
Uranium One, Inc. (Canada) †	4,739,569	13,063,733

		44,048,904

Financials - 13.3%
Alterra Capital Holdings Ltd. (Bermuda)	877,251	27,633,406
American Homes 4 Rent, Class A 144A (2)†(c)	60,000	1,035,000
Andina Acquisition Corp. (3)†(a)(b)	415,800	4,116,420
Aquasition Corp. (United Kingdom) (3)†(a)(b)	850,000	8,542,500
Arbor Realty Trust, Inc. REIT (a)	103,600	812,224
Artio Global Investors, Inc.	830,027	2,257,673
Asset Acceptance Capital Corp. †	456,212	3,074,869
BGS Acquisition Corp. (Argentina) †(a)	671,160	6,698,177
BioMed Realty Trust, Inc. REIT	367,200	7,931,520
Blue Wolf Mongolia Holdings Corp. (2)†	526,500	5,133,375
Brookfield Asset Management, Inc., Class A (Canada)	54,862	2,001,914
Chart Acquisition Corp. (2)†	1,268,625	12,051,938
Cis Acquisition Ltd. (Russian Federation) (3)†(a)(b)	850,000	8,602,000
Citizens Republic Bancorp, Inc. †	566,151	12,766,705
Collabrium Japan Acquisition Corp. (United Kingdom) (3)†(b)	595,000	5,860,750
Corporate Office Properties Trust REIT	73,867	1,970,772
CreXus Investment Corp. REIT (2)	1,074,796	13,993,844
Duff & Phelps Corp., Class A	380,288	5,898,267
Empeiria Acquisition Corp. †	75,142	563,565
First California Financial Group, Inc. †	1,262,163	10,753,629
First Financial Holdings, Inc.	12,147	254,601

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 13.3% (continued)
First Industrial Realty Trust, Inc. REIT	104,119	$1,783,558
First M&F Corp.	520	7,358
FlatWorld Acquisition Corp. (Virgin Islands, British) (3)(b)	219,450	—
General Growth Properties, Inc. REIT	353,993	7,037,381
Global Cornerstone Holdings Ltd. (3)†(b)	632,000	—
Government Properties Income Trust REIT	116,955	3,009,252
HF2 Financial Management, Inc. †	1,309,420	13,198,954
Hospitality Properties Trust REIT	237,600	6,519,744
Hudson City Bancorp, Inc.	5,639,690	48,726,922
Hyde Park Acquisition Corp. II †(a)	1,195,400	12,312,620
Infinity Cross Border Acquisition Corp. (Israel) †	287,100	2,204,928
Janus Capital Group, Inc.	2,500	23,500
Kennedy-Wilson Holdings, Inc.	40,500	628,155
Knight Capital Group, Inc., Class A †	152,400	566,928
L&L Acquisition Corp. (3)†(b)	306,000	—
Lexington Realty Trust REIT	299,591	3,535,174
Lone Oak Acquisition Corp. (Hong Kong) (3)†(b)	328,820	2,689,748
Neptune Tech, Inc. (Canada) (3)†(b)	3,203	6
Netspend Holdings, Inc. †	283,139	4,499,079
NYSE Euronext	970,267	37,491,117
Parkway Properties, Inc. REIT	91,800	1,702,890
Patriot National Bank (3)†(b)	2,000,000	1,846,000
PMI Group, Inc./The †	263	14
Prime Acquisition Corp. (China) †	423,935	4,218,153
PVF Capital Corp. †	545,842	2,161,534
Ramco-Gershenson Properties Trust REIT	94,393	1,585,802
RLJ Lodging Trust REIT	167,400	3,810,024
ROI Acquisition Corp. (3)†(b)	756,000	7,476,840
Roma Financial Corp.	21,279	341,741
Rouse Properties, Inc. REIT	13,278	240,332
Santa Monica Media Corp. (3)†(b)	15,377	—
SCG Financial Acquisition Corp. †	157,210	1,546,946
Selway Capital Acquisition Corp., Class A †	414,792	4,230,878
Silver Bay Realty Trust Corp. REIT	39,690	821,583
Somerset Hills Bancorp	29,141	338,036
SP Acquisition Holdings, Inc. (3)†(b)	27,000	—
Sun Communities, Inc. REIT	25,046	1,235,519

	SHARES	VALUE (Note 3)
Financials - 13.3% (continued)
Terreno Realty Corp. REIT	4,502	$80,946
Trian Acquisition I Corp. (3)†(b)	15,200	—
Trio Merger Corp. (2)†	456,000	4,560,000
Two Harbors Investment Corp. REIT	810,000	10,214,100
Universal Business Payment Solutions Acquisition Corp. (3)†(b)	126,242	437,807
West Coast Bancorp	494,970	12,017,872

		345,054,590

Health Care - 2.3%
Access Pharmaceuticals, Inc. †(a)	228,024	111,732
Achillion Pharmaceuticals, Inc. †(a)	10,618	92,801
American Surgical Holdings, Inc. (3)†(b)	15,747	—
Amil Participacoes SA (Brazil) †	25,630	400,923
Assisted Living Concepts, Inc., Class A (2)	297,001	3,531,342
Chembio Diagnostics, Inc. †	7,400	37,370
China Medical Technologies, Inc. ADR (China) (3)†(a)(b)	4,931	49
Cormedix, Inc. †(a)	79,807	64,644
Coventry Health Care, Inc.	934,861	43,966,513
Elan Corp. PLC ADR (Ireland) †	163,600	1,930,480
Emeritus Corp. †	36,270	1,007,943
Forest Laboratories, Inc. (3)†(b)	335,833	319,041
HealthSouth Corp. †	55,200	1,455,624
HeartWare International, Inc. †	46,689	4,128,708
Hyperion Therapeutics, Inc. †	11,416	294,761
Indevus Pharmaceuticals, Inc. (3)†(b)	6,006	—
InspireMD, Inc. (Israel) (3)†(b)	3,396	7,989
Neostem, Inc. †	324,000	220,320
Palomar Medical Technologies, Inc. †	135,084	1,822,283
Provectus Pharmaceuticals, Inc. †	694,393	506,907
Rexahn Pharmaceuticals, Inc. †	1,107,120	337,672
RXi Pharmaceuticals Corp. †	94,852	27,033

		60,264,135

Industrials - 1.9%
Allied Defense Group, Inc./ The (3)†(b)	190,011	598,535
Cascade Corp.	228,138	14,824,407
China Electric Motor, Inc. (China) (2)†(a)	2,400	98
EDAC Technologies Corp. †	40,518	751,204
EnergySolutions, Inc. †	290,170	1,088,138

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Industrials - 1.9% (continued)
Gardner Denver, Inc.	98,356	$7,387,519
KAR Auction Services, Inc.	73,402	1,470,242
Kratos Defense & Security Solutions, Inc. †	67,232	338,177
Michael Baker Corp.	1,645	40,303
MRC Global, Inc. †	19,608	645,691
Pingtan Marine Enterprise Ltd. (China) (3)†(b)	829,474	8,394,277
Premier Alliance Group, Inc. †(a)	315,572	220,900
Sapphire Industry Corp. (3)†(b)	25,025	—
SeaCube Container Leasing Ltd.	96,616	2,218,303
TNT Express NV (Netherlands) (2)	1,222,856	8,968,120
WageWorks, Inc. †	37,919	949,113

		47,895,027

Information Technology - 5.1%
Acme Packet, Inc. †	1,041,964	30,446,188
Compuware Corp. †	861,919	10,773,988
Comverse, Inc. †(a)	225,648	6,327,170
Cymer, Inc. †	242,157	23,271,288
Dell, Inc.	1,063,801	15,244,268
Fabrinet (Cayman Islands) †	43,200	631,152
Fidelity National Information Services, Inc.	102,747	4,070,836
Intermec, Inc. †	1,298,726	12,766,477
MEMSIC, Inc. †	155,634	423,324
Molex, Inc., Class A	140,151	3,380,442
Orckit Communications Ltd. (Israel) †	15,174	3,445
Parkervision, Inc. †	52,575	192,950
Peer 1 Network Enterprises, Inc. (Canada) (3)†(b)	17,057	64,309
Pervasive Software, Inc. †	301,321	2,763,114
PLX Technology, Inc. †	1,770,758	8,074,656
SinoHub, Inc. (China) †	190,038	5,701
SouthPeak Interactive Corp. (3)†(b)	1,500,000	1,950
SS&C Technologies Holdings, Inc. †	45,093	1,351,888
Telestone Technologies Corp. (China) †(d)	115,818	163,303
Transwitch Corp. †	1,280,000	620,800
Trulia, Inc. †	92,340	2,897,629
Yandex NV, Class A (Netherlands) †	431,398	9,973,922

		133,448,800

Materials - 1.6%
Aurcana Corp. (Canada) (3)†(b)	110,464	73,943
Aurizon Mines Ltd. (Canada) †	1,957,268	8,573,946

	SHARES	VALUE (Note 3)
Materials - 1.6% (continued)
Cereplast, Inc. †	258,156	$5,757
China GengSheng Minerals, Inc. (China) †	33,531	9,154
Edgewater Exploration Ltd. (Canada) (2)†	417,850	152,192
Energy Fuels, Inc. (Canada) †	720,000	109,859
Graphic Packaging Holding Co. †	329,400	2,467,206
Inmet Mining Corp. (Canada)	223,277	14,869,015
Lion One Metals Ltd. (Canada) (3)†(b)	773,652	441,717
Metals USA Holdings Corp.	216,889	4,478,758
Mines Management, Inc. †	16,120	15,362
Orko Silver Corp. (Canada) (2)†	3,829,676	8,595,424
Southern Arc Minerals, Inc. (Canada) (3)†(b)	248,481	50,144
US Silica Holdings, Inc.	116,865	2,755,677

		42,598,154

Telecommunication Services - 0.7%
Clearwire Corp., Class A †	3,570,406	11,568,115
Cleveland Unlimited (3)†(b)	1	1,027,241
MetroPCS Communications, Inc. †	15,300	166,770
Sprint Nextel Corp. †	845,950	5,253,350
XO holdings, Inc. O Shares (3)†(b)	1,366,340	—

		18,015,476

Utilities - 0.8%
California Water Service Group	59,400	1,182,060
CH Energy Group, Inc.	242,614	15,864,529
Hawaiian Electric Industries, Inc.	91,800	2,543,778
SJW Corp.	7,400	196,100

		19,786,467

TOTAL COMMON STOCKS (cost $1,054,409,058)		1,087,283,779

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE PREFERRED STOCKS - 1.7%			SHARES	VALUE (Note 3)
Consumer Discretionary - 0.9%
Sealy Corp., $25.00 par, 8.000% (2)†(o)			299,636	$22,997,063

Consumer Staples - 0.0% (f)
Universal Corp., Perpetual, $1,000.00 par, 6.750% †(n)			700	859,866

Energy - 0.4%
Sanchez Energy Corp., Perpetual, Series A 144A, $50.00 par, 4.875% (2)†(c)(n)			175,300	9,230,632
Superior Well Services, Inc., Perpetual, Series A, $1,000.00 par, 4.000% (2)†(n)			1,169	1,078,403

				10,309,035

Financials - 0.1%
iStar Financial, Inc., Perpetual, Series J, $50.00 par, 4.500% †(n)			50,625	2,624,400
MF Global Holdings Ltd., Perpetual, $100.00 par, 9.750% (2)†(n)			16,000	148,000

				2,772,400

Industrials - 0.1%
Genesee & Wyoming, Inc., $100.00 par, 5.000% †			13,325	1,719,591
Timberjack Corp., $188,000.00 par, 0.000% (3)†(b)			188,000	685,166

				2,404,757

Information Technology - 0.0% (f)
Authentidate Holding Corp., Series C, $— par, 0.000% (3)†(b)			218,000	436,000

Materials - 0.2%
Cliffs Natural Resources, Inc., $25.00 par, 7.000% †			192,075	3,586,040

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $44,635,923)				43,365,161

CORPORATE BONDS - 14.1%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
Communications - 0.8%
Baker & Taylor Acquisitions Corp. 144A (2)(c)	15.000%	04/01/17	$3,250	2,502,500
Intelsat SA (Luxembourg) (2)(a)	6.500%	11/01/13	7,200	7,362,000
Interactive Network, Inc./FriendFinder Networks, Inc. (2)	14.000%	09/30/13	775	759,634
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(c)(e)	11.500%	04/30/14	2,857	1,007,151
Primus Telecommunications Holding, Inc./Primus Telecommunications Canada, Inc. (3)(b)(c)	13.000%	12/15/16	1,150	1,098,118

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Communications - 0.8% (continued)
WCP Wireless Site Funding/WCP Wireless Site RE Funding/WCP Wireless Site Non 144A (2)(c)	9.247%	11/15/15	$3,000	$3,169,071
WCP Wireless Site Funding/WCP Wireless Site RE Funding/WCP Wireless Site Non 144A (2)(c)	6.829%	11/15/15	3,325	3,576,899

				19,475,373

Consumer Discretionary - 2.4%
American Axle & Manufacturing, Inc. (2)	6.250%	03/15/21	1,525	1,563,125
Broder Bros Co. 144A (2)(c)	12.000%	10/15/13	6,475	6,450,719
Brookstone Co., Inc. 144A (2)(c)	13.000%	10/15/14	516	510,840
Caesars Entertainment Operating Co., Inc. (3)(a)(b)	5.375%	12/15/13	4,975	4,925,250
Empire Today LLC/Empire Today Finance Corp. 144A (2)(c)	11.375%	02/01/17	3,250	3,384,062
HOA Restaurant Group LLC/HOA Finance Corp. 144A (2)(c)	11.250%	04/01/17	8,975	8,436,500
IDQ Holdings, Inc. 144A (2)(c)	11.500%	04/01/17	4,325	4,757,500
Mandalay Resort Group (2)(a)	7.625%	07/15/13	13,375	13,575,625
Mastro’s Restaurants LLC/RRG Finance Corp. 144A (2)(c)	12.000%	06/01/17	6,728	7,367,422
MGM Resorts International (2)	6.750%	04/01/13	5,900	5,900,000
Pegasus Solutions, Inc. (3)(b)(c)(e)	13.000%	04/15/14	3,784	3,632,279
RH Donnelley, Inc. (2)	0.000%	10/24/14	400	281,000
Wendy’s International, Inc. (2)	6.200%	06/15/14	1,525	1,597,438

				62,381,760

Consumer Staples - 0.0% (f)
Reddy Ice Corp. (2)	11.250%	03/15/15	700	738,500

Energy - 2.9%
ATP Oil & Gas Corp. (2)(g)	11.875%	05/01/15	4,025	281,750
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (2)	13.750%	12/01/15	5,800	5,771,000
CCS, Inc. 144A (Canada) (2)(a)(c)	11.000%	11/15/15	4,800	4,896,000
Chesapeake Energy Corp. (2)	7.625%	07/15/13	7,250	7,385,937
Copano Energy LLC/Copano Energy Finance Corp. (2)	7.125%	04/01/21	575	664,125
EOAL Cyprus Holdings Ltd. (3)(b)	0.200%	06/22/13	376	451,094
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)(g)	15.000%	07/15/15	4,100	205,000
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)	20.000%	06/22/13	350	420,000
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)	20.000%	06/22/13	230	276,210
Global Rig Co. ASA (Norway) (3)(b)	13.000%	06/09/15	3,230	3,399,574
Golden Close Maritime Corp. Ltd. MTN (Bermuda) (3)(b)	11.000%	12/09/15	2,500	2,668,750
Green Field Energy Services, Inc. (3)(a)(b)(c)	13.250%	11/15/16	48	49,440

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Energy - 2.9% (continued)
Green Field Energy Services, Inc. (3)(b)(c)	13.000%	11/15/16		$2,025	$2,085,750
Harvest Natural Resources, Inc. (2)	11.000%	10/11/14		5,975	4,242,250
Heckmann Corp. (2)	9.875%	04/15/18		3,950	4,221,562
InterOil Exploration and Production ASA (Norway) (3)(b)	15.000%	03/14/16	NOK	6,500	1,112,871
Norwegian Energy Co. AS (Norway) (3)(b)(c)	10.500%	02/25/16		6,000	1,016,993
Offshore Group Investment Ltd. (Cayman Islands) (2)	11.500%	08/01/15		$12,012	13,093,080
Panoro Energy ASA (Norway) (3)(b)(c)	12.000%	11/15/18	NOK	2,100	2,199,750
Plains Exploration & Production Co. (2)	6.875%	02/15/23		$7,775	8,805,188
Polarcus Alima AS (Norway) (3)(b)	12.500%	10/29/15	NOK	2,850	3,021,000
RDS Ultra-Deepwater Ltd. 144A (Cayman Islands) (2)(c)	11.875%	03/15/17		$845	940,063
Regency Energy Partners LP/Regency Energy Finance Corp. (2)	9.375%	06/01/16		3,760	3,985,600
Sidewinder Drilling, Inc. (3)(a)(b)(c)	9.750%	11/15/19		3,750	3,768,750

					74,961,737

Financials - 3.6%
ABN Amro North American Holding Preferred Capital Repackage Trust I, Perpetual Bond (3)(b)(c)(h)(n)	3.388%	04/03/13		6,175	6,175,000
BPA Laboratories, Inc. 144A (2)(c)	12.250%	04/01/17		5,875	5,522,500
CFG Holdings Ltd./CFG Finance LLC 144A (Cayman Islands) (2)(a)(c)	11.500%	11/15/19		6,412	6,508,180
Global Investments Group Finance Ltd. (Virgin Islands, British) (3)(b)	11.000%	09/24/17		2,200	2,167,000
Hartford Life, Inc. (2)	7.375%	03/01/31		7,719	10,324,440
Highclere Holdings Ltd. (Cayman Islands) (3)(b)	0.000%	02/26/15		1,152	1,151,731
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (2)	8.000%	01/15/18		4,530	4,847,100
ING Capital Funding Trust III, Perpetual Bond, Series 9 (2)(a)(h)(n)	3.884%	06/30/13		3,875	3,739,375
iStar Financial, Inc. (2)	8.625%	06/01/13		5,175	5,226,750
iStar Financial, Inc., Series B (2)	5.700%	03/01/14		1,525	1,572,656
iStar Financial, Inc., Series B (2)	5.950%	10/15/13		15,050	15,332,188
Jasper Explorer Ltd. (Cyprus) (3)(b)	13.500%	05/27/16		6,000	5,340,000
Rouse Co./The (2)(a)	6.750%	11/09/15		4,045	4,191,631
Synovus Financial Corp. (2)(a)	5.125%	06/15/17		1,375	1,378,438
TMX Finance LLC/TitleMax Finance Corp. (2)	13.250%	07/15/15		6,115	6,695,925
TMX Finance LLC/TitleMax Finance Corp. (2)	13.250%	07/15/15		11,378	12,458,910

					92,631,824

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Health Care - 0.4%
KV Pharmaceutical Co. (2)(g)	12.000%	03/15/15		$8,175	$7,929,750
Merge Healthcare, Inc. (3)(a)(b)	11.750%	05/01/15		1,930	2,060,275
Select Medical Corp. (2)	7.625%	02/01/15		1,638	1,638,213
US Oncology, Inc. (3)(b)(g)	9.125%	08/15/17		5,786	—

					11,628,238

Industrials - 1.4%
American Piping Products, Inc. 144A (2)(c)	12.875%	11/15/17		1,975	1,856,500
Boa Deep C AS (Norway) (3)(b)(h)	7.360%	04/27/16	NOK	16,922	2,940,668
Chloe Marine Corp. Ltd. (Bermuda) (3)(b)	12.000%	12/28/16		$1,400	1,554,000
Jack Cooper Holdings Corp. 144A (2)(a)(c)	12.750%	12/15/15		6,950	7,436,500
Ship Finance International Ltd. 144A (Bermuda) (2)(c)(h)	5.810%	04/07/14	NOK	51,000	8,731,755
Songa Offshore SE (Cyprus) (3)(b)(h)	9.810%	06/11/15		25,500	3,885,631
Songa Offshore SE (Cyprus) (3)(b)(h)	12.100%	11/17/16		15,000	2,426,914
Tempel Steel Co. (3)(b)(c)	12.000%	08/15/16		$5,625	5,287,500
United Continental Holdings, Inc. (3)(b)	6.860%	04/22/14		822	826,335
Western Express, Inc. 144A (2)(c)	12.500%	04/15/15		2,300	1,679,000

					36,624,803

Information Technology - 0.8%
Bankrate, Inc. (2)	11.750%	07/15/15		1,077	1,163,160
First Data Corp. (2)	9.875%	09/24/15		16,075	16,557,250
Freescale Semiconductor, Inc. (2)	8.875%	12/15/14		2,030	2,040,150
SouthPeak Interactive Corp. (3)(b)(g)	29.000%	12/31/13		1,091	141,862

					19,902,422

Materials - 0.8%
Appleton Papers, Inc. 144A (2)(c)	10.500%	06/15/15		600	634,500
ArcelorMittal USA LLC (2)	6.500%	04/15/14		5,406	5,654,384
Cereplast, Inc. (3)(b)	15.000%	09/21/13		143	49,882
North Atlantic Trading Co. 144A (2)(c)	11.500%	07/15/16		5,625	5,892,188
North Atlantic Trading Co. 144A (2)(c)(e)	19.000%	01/15/17		2,163	2,422,784
Northland Resources AB (Sweden) (3)(b)(c)	13.000%	03/06/17		883	503,039
Standard Steel LLC/Standard Steel Finance Corp. 144A (2)(c)	12.000%	05/01/15		5,631	5,997,015

					21,153,792

Telecommunication Services - 0.9%
Clearwire Communications LLC/Clearwire Finance, Inc. 144A (2)(c)	12.000%	12/01/17		3,200	3,744,000
FiberTower Corp. (3)(b)(g)	9.000%	01/01/16		4,444	1,199,902
Intelsat Luxembourg SA (Luxembourg) (2)	11.500%	02/04/17		5,200	5,522,400

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Telecommunication Services - 0.9% (continued)
MediMedia USA, Inc. 144A (2)(a)(c)	11.375%	11/15/14		$2,350	$2,279,500
Virgin Media Finance PLC (United Kingdom) (2)	4.875%	02/15/22		11,400	11,542,500

					24,288,302

Utilities - 0.1%
Atlantic Offshore AS (Norway) (3)(b)(h)	11.830%	06/27/15	NOK	12,000	2,059,667

TOTAL CORPORATE BONDS (cost $374,459,047)					365,846,418

CONVERTIBLE BONDS - 8.2%
Consumer Discretionary - 1.1%
M/I Homes, Inc. (2)	3.250%	09/15/17		$2,300	2,872,125
M/I Homes, Inc. (2)	3.000%	03/01/18		1,800	1,859,625
Meritage Homes Corp. (2)	1.875%	09/15/32		2,475	2,779,734
Palm Harbor Homes, Inc. (3)(b)(g)	3.250%	05/15/24		70	560
School Specialty, Inc. (2)	3.750%	11/30/26		4,125	1,856,250
Standard Pacific Corp. (2)	1.250%	08/01/32		975	1,245,563
Toll Brothers Finance Corp. 144A (2)(c)	0.500%	09/15/32		875	913,281
Volkswagen International Finance NV 144A (Netherlands) (2)(c)	5.500%	11/09/15	EUR	13,500	17,690,876

					29,218,014

Consumer Staples - 0.6%
Central European Distribution Corp. (2)(g)	3.000%	08/15/13		$3,875	775,000
Vector Group Ltd. (2)(h)	2.500%	01/15/19		5,950	6,922,498
Vector Group Ltd. (2)(h)	3.750%	11/15/14		6,504	8,199,105
Vector Group Ltd. (2)(h)	3.875%	06/15/26		58	61,407

					15,958,010

Energy - 1.3%
Cal Dive International, Inc. 144A (2)(c)	5.000%	07/15/17		2,275	2,333,297
Carrizo Oil & Gas, Inc. (3)(b)	4.375%	06/01/28		10,325	10,337,906
Cobalt International Energy, Inc. (2)	2.625%	12/01/19		6,400	7,148,000
Harvest Operations Corp. (Canada) (2)	7.500%	05/31/15	CAD	275	278,154
Petrominerales Ltd. (Canada) (2)	3.250%	06/12/17		$3,200	2,469,440
Petrominerales Ltd., Series PMG (Canada) (3)(b)	2.625%	08/25/16		1,900	1,844,900
Polarcus Ltd., Series PLCS (Norway) (2)	2.875%	04/27/16		400	408,760
Vantage Drilling Co. (Cayman Islands) (2)(a)	7.875%	09/01/42		4,625	5,315,859
ZaZa Energy Corp. 144A (2)(c)	9.000%	08/01/17		3,550	3,521,156

					33,657,472

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Financials - 2.7%
AV Homes, Inc. (2)	7.500%	02/15/16		$200	$201,250
AV Homes, Inc. (2)	7.500%	02/15/16		5,900	6,032,750
BlackRock Kelso Capital Corp. 144A (2)(c)	5.500%	02/15/18		1,800	1,811,250
CNO Financial Group, Inc. (2)	7.000%	12/30/16		3,635	7,760,725
CNO Financial Group, Inc., Series 1 (2)	7.000%	12/30/16		3,963	8,461,005
CNO Financial Group, Inc., Series UNRE (2)	7.000%	12/30/16		2,367	5,053,545
iStar Financial, Inc. (2)	3.000%	11/15/16		2,800	3,291,750
Janus Capital Group, Inc. (2)	3.250%	07/15/14		250	262,187
Jefferies Group LLC (2)	3.875%	11/01/29		3,175	3,264,297
KCAP Financial, Inc. (2)	8.750%	03/15/16		4,000	5,330,000
Knight Capital Group, Inc. (2)	3.500%	03/15/15		8,925	8,858,063
Meadowbrook Insurance Group, Inc. 144A (2)(c)	5.000%	03/15/20		2,575	2,729,500
MF Global Holdings Ltd. (2)(g)	3.375%	08/01/18		2,750	1,925,000
MGIC Investment Corp. (2)	2.000%	04/01/20		5,225	5,309,906
Radian Group, Inc. (2)	2.250%	03/01/19		4,200	5,061,000
TICC Capital Corp. 144A (2)(a)(c)	7.500%	11/01/17		3,550	3,592,156

					68,944,384

Health Care - 0.7%
Accuray, Inc. 144A (2)(c)	3.500%	02/01/18		3,025	3,285,906
Adcare Health Systems, Inc. (3)(b)	10.000%	10/26/13		1,850	1,985,690
Enzon Pharmaceuticals, Inc. (2)	4.000%	06/01/13		1,850	1,852,312
Exelixis, Inc. (2)	4.250%	08/15/19		3,350	3,329,063
MannKind Corp. (2)	5.750%	08/15/15		1,540	1,288,788
MannKind Corp. (2)(a)	3.750%	12/15/13		500	445,000
Sequenom, Inc. 144A (2)(c)	5.000%	10/01/17		2,825	3,146,344
Theravance, Inc. (2)	2.125%	01/15/23		1,600	1,753,000

					17,086,103

Industrials - 0.5%
China Linen Textile Industry Ltd. (Cayman Islands) (3)(b)(g)	7.500%	12/31/13		1,850	800,386
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (2)(c)	0.750%	04/05/17	EUR	2,800	4,500,832
MasTec, Inc. (2)	4.250%	12/15/14		$2,400	4,632,000
MasTec, Inc. (2)(a)	4.000%	06/15/14		2,125	3,988,359

					13,921,577

Information Technology - 0.4%
Blucora, Inc. 144A (2)(c)	4.250%	04/01/19		1,675	1,730,485
GT Advanced Technologies, Inc. (2)	3.000%	10/01/17		3,325	2,541,547
Powerwave Technologies, Inc. (2)	3.875%	10/01/27		4,104	41,040
Quantum Corp. 144A (2)(a)(c)	4.500%	11/15/17		1,650	1,671,656
Salesforce.com, Inc. 144A (2)(c)	0.250%	04/01/18		4,975	4,984,328
SouthPeak Interactive Corp. (3)(b)(g)	10.000%	07/19/13		2,500	275,000

					11,244,056

Materials - 0.1%
Cereplast, Inc. (3)(b)(g)	7.000%	06/01/16		4,141	736,199
Jaguar Mining, Inc. (2)	5.500%	03/31/16		500	175,000

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Materials - 0.1% (continued)
ShengdaTech, Inc. (3)(b)(c)(g)	6.500%	12/15/15	$1,200	$12,000
ShengdaTech, Inc. (3)(b)(c)(g)	6.000%	06/01/18	300	3,000
Silver Standard Resources, Inc. 144A (Canada) (2)(c)	2.875%	02/01/33	750	667,969
Stillwater Mining Co., Series SWC (2)	1.750%	10/15/32	1,225	1,460,812

				3,054,980

Telecommunication Services - 0.8%
Level 3 Communications, Inc. (2)	6.500%	10/01/16	13,525	17,912,172
Level 3 Communications, Inc., Series B (2)	7.000%	03/15/15	1,280	1,492,000

				19,404,172

TOTAL CONVERTIBLE BONDS (cost $208,130,680)				212,488,768

BANK LOANS - 0.8%
Energy - 0.7%
Overseas Shipholding Group, Inc. (2)	2.954%	12/31/13	1,797	1,686,248
Overseas Shipholding Group, Inc. (2)	2.952%	12/31/13	2,035	1,910,418
Overseas Shipholding Group, Inc. (2)	2.951%	12/31/13	119	112,084
Overseas Shipholding Group, Inc. (2)	2.750%	12/31/13	24	22,781
Patriot Coal Corp. (2)	9.250%	12/31/49	15,500	15,577,500

				19,309,031

Financials - 0.1%
J.G. Wentworth LLC (3)(b)	9.000%	01/22/18	2,400	2,371,992

TOTAL BANK LOANS (cost $21,352,700)				21,681,023

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 2.9%
Advent Claymore Convertible Securities and Income Fund (a)	9,166	$155,364
Advent Claymore Convertible Securities and Income Fund II (a)	112,842	812,462
Advent Claymore Enhanced Growth & Income Fund (a)	31,115	302,749
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	13,135	220,931
ASA Gold and Precious Metals Ltd. (Bermuda) (a)	13,550	260,973
BlackRock Core Bond Trust	101,834	1,501,033
BlackRock Credit Allocation Income Trust	411,256	5,757,584
BlackRock Energy and Resources Trust	468	12,098
BlackRock Enhanced Capital and Income Fund, Inc.	49,851	648,561
BlackRock Enhanced Equity Dividend Trust	520,006	4,066,447
BlackRock Global Opportunities Equity Trust	220,495	3,060,471
BlackRock Income Opportunity Trust, Inc.	153,180	1,723,275
BlackRock International Growth and Income Trust	302,628	2,309,052
BlackRock Real Asset Equity Trust	1,672	16,720
BlackRock Resources & Commodities Strategy Trust	78,719	1,013,113
Calamos Convertible and High Income Fund	7,445	95,370
Central Securities Corp.	14,990	311,342
Clough Global Equity Fund (a)	34,354	505,004
Cohen & Steers Global Income Builder, Inc.	10,767	119,837
Cutwater Select Income Fund (a)	67	1,344
Eaton Vance Enhanced Equity Income Fund	177,130	2,068,878
Eaton Vance Enhanced Equity Income Fund II	198,853	2,256,981
Eaton Vance Risk-Managed Diversified Equity Income Fund	517,119	5,683,138
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	434,253	4,863,634
Eaton Vance Tax-Advantaged Dividend Income Fund	26,866	501,320
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	37,441	868,631
Eaton Vance Tax-Managed Buy-Write Income Fund	40,402	591,485
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	89,850	1,175,238
Eaton Vance Tax-Managed Diversified Equity Income Fund	588,267	5,976,793
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,066,647	9,941,150
Ellsworth Fund Ltd.	1,765	13,485

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 2.9% (continued)
First Opportunity Fund, Inc. †	26,788	$217,519
First Trust Enhanced Equity Income Fund	26,582	341,047
General American Investors Co., Inc.	2,572	80,324
ING Global Equity Dividend & Premium Opportunity Fund	46,706	432,498
ING Infrastructure Industrials and Materials Fund	221	3,839
ING Risk Managed Natural Resources Fund	4,327	48,246
Invesco Bond Fund	36,406	724,479
John Hancock Hedged Equity & Income Fund	32,427	544,449
John Hancock Tax-Advantaged Dividend Income Fund	727	14,540
Lazard Global Total Return and Income Fund, Inc.	13,208	216,875
Madison Covered Call & Equity Strategy Fund	54,553	438,061
Montgomery Street Income Securities, Inc.	1,818	31,379
Morgan Stanley Emerging Markets Fund, Inc.	11,501	180,451
Morgan Stanley Income Securities, Inc.	25,746	465,745
Nuveen Equity Premium Advantage Fund	57,984	720,741
Nuveen Equity Premium and Growth Fund	22,053	300,803
Nuveen Equity Premium Income Fund	48,060	615,168
Nuveen Equity Premium Opportunity Fund	28,072	353,707
Nuveen Global Value Opportunities Fund	815	11,540
Nuveen Quality Preferred Income Fund II	102,487	966,452
Nuveen Quality Preferred Income Fund III	4,186	37,925
Nuveen Tax-Advantaged Total Return Strategy Fund	3,386	39,515
Petroleum & Resources Corp.	41,953	1,089,939
PIMCO Dynamic Credit Income Fund	340,000	8,438,800
Putnam High Income Securities Fund	833	6,831
Royce Focus Trust, Inc.	72,656	504,233
Source Capital, Inc.	846	49,592
Templeton Emerging Markets Fund	1,082	22,040
Tortoise Energy Independence Fund, Inc.	461	11,179
Transamerica Income Shares, Inc.	700	15,092
Tri-Continental Corp.	6,492	113,935
Western Asset Global Corporate Defined Opportunity Fund, Inc.	55,631	1,111,507
Western Asset Income Fund	2,730	38,957

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 2.9% (continued)
Zweig Fund, Inc.	8,107	$105,391

TOTAL CLOSED END FUNDS (cost $69,534,182)		75,127,262

PREFERRED STOCKS - 0.3%
Financials - 0.2%
Ally Financial, Inc., Perpetual Preferred Stock 144A (2)†(c)(n)	2,175	2,150,939
Flagstar Bancorp, Inc., Perpetual Preferred Stock, Series C (3)†(b)(n)	1,423	1,300,630
SLM Corp., Perpetual Preferred Stock, Series A †(n)	12,500	625,125
United Community Banks, Inc., Perpetual Preferred Stock (3)†(b)(n)	1,421	1,379,532

		5,456,226

Industrials - 0.0% (f)
Jack Cooper Holdings Corp., Perpetual Preferred Stock (3)†(b)(n)	736	62,508
Jack Cooper Holdings Corp., Perpetual Preferred Stock 144A (2)†(c)(h)(n)	2,000	206,000

		268,508

Utilities - 0.1%
Genie Energy Ltd., Perpetual Preferred Stock, Series 12-A (h)(n)	218,975	1,710,195

TOTAL PREFERRED STOCKS (cost $7,222,618)		7,434,929

RIGHTS - 0.0% (f)
Health Care - 0.0% (f)
American Medical Alert Corp. (3)†(b)	283,523	2,835
Wright Medical Group, Inc. (3)†(b)	92,302	230,755

		233,590

Information Technology - 0.0% (f)
Gerber Scientific, Inc. (3)†(b)	879,944	—

TOTAL RIGHTS (cost $— )		233,590

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 4.7%
U.S. Treasury Bill, 0.000% 6/20/2013 (a)(i)
(cost $120,674,594)	$120,700	$120,683,223

	SHARES	VALUE (Note 3)
WARRANTS - 0.9%
Consumer Discretionary - 0.0% (f)
Kandi Technologies Corp. (3)†(b)	169,478	$19,643
RLJ Entertainment, Inc. †	265,096	53,019

		72,662

Energy - 0.0% (f)
Camac Energy, Inc. (3)†(b)	88,191	3,845
Green Field Energy Services, Inc. (3)†(b)	2,025	101,250
Harvest Natural Resources, Inc. (3)†(b)	51,454	17,315
Pacific Ethanol, Inc. (3)†(b)	318,750	32,215
Plug Power, Inc. (3)†(b)	88,875	3,564
Syntroleum Corp. (3)†(b)	253,165	4,734

		162,923

Financials - 0.7%
Andina Acquisition Corp. †(a)	415,800	62,370
Associated Banc-Corp †(a)	20,065	29,295
Australia Acquisition Corp. (Australia) (3)†(b)	612,000	—
Azteca Acquisition Corp. (2)†	800,000	920,000
BGS Acquisition Corp. (Argentina) (3)†(a)(b)	671,160	80,539
Blue Wolf Mongolia Holdings Corp. †(a)	526,500	26,325
Boston Private Financial Holdings, Inc. †(a)	97,674	325,254
Chart Acquisition Corp. (2)†	1,268,625	558,195
Collabrium Japan Acquisition Corp. (United Kingdom) (3)†(b)	595,000	124,950
Comerica, Inc. †	35,800	370,530
Comerica, Inc. (2)†	9,708	21,066
Empeiria Acquisition Corp. †	680,000	217,600
Gerova Financial Group Ltd. (Bermuda) (3)†(b)	138,792	1,388
Global Cornerstone Holdings Ltd. (3)†(b)	632,000	—
Infinity Cross Border Acquisition Corp. (Israel) (3)†(b)	287,100	160,776
IVS Group (Luxembourg) (2)†	590,301	204,303
Lincoln National Corp. †	49,759	1,155,902
Lone Oak Acquisition Corp. (Hong Kong) †	328,820	71,518
Nautilus Marine Acquisition Corp. (Greece) †	777,600	77,760
Neostem (3)†(b)	243,000	27,508
Prime Acquisition Corp. (China) †	423,001	190,350
ROI Acquisition Corp. †	756,000	604,800
SCG Financial Acquisition Corp. †	631,210	233,548
Selway Capital Acquisition Corp. †	414,792	41,479

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 0.7% (continued)
Signature Bank †	107,610	$5,289,032
Texas Capital Bancshares, Inc. †	16,077	415,108
Trio Merger Corp. †	456,000	200,640
Valley National Bancorp (2)†	49,509	37,132
Wintrust Financial Corp. †	415,782	7,130,661

		18,578,029

Health Care - 0.1%
Access Pharmaceuticals, Inc. (3)†(b)	68,407	192
Bionovo, Inc. (3)†(b)	39,373	4
Cormedix, Inc. †(a)	75,400	12,064
CryoPort, Inc. (3)†(b)	1,704,825	158,513
CytRx Corp. (3)†(b)	2,268,000	92,081
Galena Biopharma, Inc. (3)†(b)	510,000	209,763
InspireMD, Inc. (United Kingdom) (3)†(b)	67,911	10,227
IntelliPharmaCeutics International, Inc., Series A (3)†(b)	220,000	46,178
MannKind Corp. †	425,000	348,500
Mast Therapeutics, Inc. (3)†(b)	103,750	24,350
Medgenics, Inc. (3)†(b)	34,000	25,296
Opexa Therapeutics, Inc. (3)†(b)	47,362	1,942
Pluristem Therapeutics, Inc. (Israel) (3)†(b)	236,992	125,114
Provectus Pharmaceuticals, Inc., Series A (3)†(b)	881,558	42,227
Provectus Pharmaceuticals, Inc., Series C (3)†(b)	617,090	29,559
ReGeneRx Biopharmaceuticals, Inc. (2)†	240,000	66,000
Rexahn Pharmaceuticals, Inc. (3)†(b)	1,402,500	134,359
Rosetta Genomics Ltd. (Israel) (3)†(b)	688,211	3,781
RXi Pharmaceuticals Corp. (3)†(b)	144,175	187,168
Synergy Pharmaceuticals, Inc. (3)†(b)	82,000	138,432
Zogenix, Inc. (3)†(b)	38,250	23,275

		1,679,025

Industrials - 0.0% (f)
China Wood, Inc. (3)†(b)	94,000	27,749
Jack Cooper Holdings Corp. (3)†(a)(b)	2,223	264,537
Pingtan Marine Enterprise Ltd. (China) †	395,000	134,300
Spherix, Inc. (3)†(b)	196,441	1,061

		427,647

	SHARES	VALUE (Note 3)
Information Technology - 0.1%
Authentidate Holding Corp. (3)†(b)	1,377,760	$117,358
exceet Group SE (Germany) (2)†	72,000	1,846
Global Eagle Entertainment, Inc. †	1,382,500	1,866,375
Magic Software Enterprises Ltd. (Israel) (3)†(b)	132,782	25,892
Microvision, Inc. (3)†(b)	42,000	22,558
Net Element International, Inc. (Bulgaria) (3)†(b)	319,668	63,934
Orckit Communications Ltd. (Israel) (3)†(b)	84,282	8
SinoHub, Inc. (China) (3)†(b)	267,392	27
Transwitch Corp. (3)†(b)	640,000	101,312

		2,199,310

Materials - 0.0% (f)
Aurcana Corp. (Canada) (3)†(b)	623,387	169,748
Calvista Gold Corp. (Canada) (3)†(b)	100,000	—
Cereplast, Inc. (3)†(b)	64,539	7
China Shen Zhou Mining & Resources, Inc. (China) (3)†(b)	66,762	73
Edgewater Exploration Ltd. (Canada) (3)†(b)	250,000	49
Energy Fuels, Inc. (Canada) (3)†(b)	360,000	2,268
Golden Minerals Co. (3)†(b)	73,912	16,815
Kangaroo Resources Ltd. (Australia) (3)†(b)	24,137,931	53,104
Plastec Technologies Ltd. (Hong Kong) (3)†(b)	56,004	3,360

		245,424

Utilities - 0.0% (f)
China Hydroelectric Corp. (China) †	24,500	676
Electrawinds SE (Germany) (3)†(b)	621,000	199,007

		199,683

TOTAL WARRANTS (cost $11,944,251)		23,564,703

MONEY MARKET FUNDS - 23.9%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.090% (2)(j)	17,787,769	17,787,769
Dreyfus Treasury Cash Management, Class I, 0.010% (2)(j)	71,151,075	71,151,075
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.079% (2)(j)(k)	335,116,620	335,116,620

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 23.9% (continued)
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(j)(k)	106,859,172	$106,859,172
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (2)(j)	88,938,844	88,938,843

TOTAL MONEY MARKET FUNDS (cost $619,853,479)		619,853,479

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.0% (f)
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (2)(j)(l) (cost $161,881)	161,881	161,881

	CONTRACTS/ NOTIONAL
PURCHASED OPTIONS - 0.1%
Put - HealthSouth Corp., Expires 04/20/2013, Strike $30.00	552	198,720
Put - Knight Capital Group, Inc., Expires 07/20/2013, Strike $9.00	508	38,828
Put - Sprint Nextel Corp., Expires 01/18/2014, Strike $10.00	3,816	1,888,920
Put - SUPERVALU, Inc., Expires 07/20/2013, Strike $5.00	5,951	357,060

TOTAL PURCHASED OPTIONS (cost $3,877,524)		2,483,528

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $2,536,255,937)		2,580,207,744

	SHARES
SECURITIES SOLD SHORT - (18.9)%
COMMON STOCKS - (16.8)%
Consumer Discretionary - (5.4)%
Comcast Corp., Class A	(682,869)	(28,687,327)
Discovery Communications, Inc., Class A †	(347,617)	(27,371,362)
Lennar Corp., Class A	(16,695)	(692,509)
Liberty Global, Inc. †	(101,491)	(6,965,327)
Liberty Global, Inc., Class A †	(876,440)	(64,330,696)
M/I Homes, Inc. †	(56,477)	(1,380,863)
Meritage Homes Corp. †	(24,688)	(1,156,880)
priceline.com, Inc. †	(10,107)	(6,952,908)
Standard Pacific Corp. †	(89,297)	(771,526)

	SHARES	VALUE (Note 3)
Consumer Discretionary - (5.4)% (continued)
Toll Brothers, Inc. †	(9,092)	$(311,310)

		(138,620,708)

Consumer Staples - (0.3)%
Central Garden and Pet Co., Class A †	(330,590)	(2,717,450)
Crimson Wine Group Ltd. †	(1)	(8)
Universal Corp.	(12,936)	(724,934)
Vector Group Ltd.	(213,050)	(3,434,366)

		(6,876,758)

Energy - (0.6)%
Cal Dive International, Inc. †	(736,554)	(1,325,797)
Cobalt International Energy, Inc. †	(130,923)	(3,692,029)
Petrominerales Ltd. (Canada)	(103,939)	(632,794)
Polarcus Ltd. (Norway) (2)†	(155,079)	(172,976)
Sanchez Energy Corp. †	(362,000)	(7,211,040)
Vantage Drilling Co. †	(1,356,219)	(2,373,383)
Western Energy Services Corp. (Canada)	(70,236)	(516,477)
ZaZa Energy Corp. †	(164,657)	(298,029)

		(16,222,525)

Financials - (6.6)%
Associated Banc-Corp	(8,335)	(126,609)
AV Homes, Inc. †	(122,405)	(1,631,659)
Boston Private Financial Holdings, Inc.	(74,008)	(731,199)
CNO Financial Group, Inc.	(874,684)	(10,015,132)
Columbia Banking System, Inc.	(317,523)	(6,979,156)
Comerica, Inc.	(26,866)	(965,833)
Encore Capital Group, Inc. †	(13,378)	(402,678)
FirstMerit Corp.	(772,531)	(12,769,937)
FNB Corp.	(186,080)	(2,251,568)
IntercontinentalExchange, Inc. †	(171,916)	(28,034,342)
Investors Bancorp, Inc.	(18,547)	(348,313)
KCAP Financial, Inc.	(72,757)	(783,593)
Lakeland Bancorp, Inc.	(31,161)	(306,936)
Lincoln National Corp.	(48,868)	(1,593,585)
M&T Bank Corp.	(473,915)	(48,889,071)
Markel Corp. †	(37,846)	(19,055,461)
MGIC Investment Corp. †	(45,187)	(223,676)
PacWest Bancorp	(308,915)	(8,992,516)
PMI Group, Inc./The †	(263)	(14)
Radian Group, Inc.	(270,764)	(2,899,882)
Renasant Corp.	(274)	(6,132)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - (6.6)% (continued)
SCBT Financial Corp.	(5,185)	$(261,324)
Signature Bank †	(102,778)	(8,094,795)
Texas Capital Bancshares, Inc. †	(15,173)	(613,748)
TICC Capital Corp.	(71,362)	(709,338)
Valley National Bancorp	(13,293)	(136,120)
Wintrust Financial Corp.	(353,082)	(13,078,157)

		(169,900,774)

Health Care - (1.0)%
Accuray, Inc. †	(164,010)	(761,006)
Adcare Health Systems, Inc. †	(21,058)	(84,653)
Aetna, Inc.	(362,810)	(18,546,847)
Affymetrix, Inc. †	(89,948)	(424,555)
Cynosure, Inc., Class A †	(15,631)	(409,063)
Enzon Pharmaceuticals, Inc.	(37,092)	(140,950)
Exelixis, Inc. †	(420,980)	(1,944,928)
Sequenom, Inc. †	(454,955)	(1,888,063)
Theravance, Inc. †	(50,098)	(1,183,315)

		(25,383,380)

Industrials - (0.4)%
Genesee & Wyoming, Inc., Class A †	(14,200)	(1,322,162)
JetBlue Airways Corp. †	(379,283)	(2,617,053)
MasTec, Inc. †	(224,970)	(6,557,875)
Ultrapetrol Bahamas Ltd. (Bahamas) †	(44,237)	(118,113)

		(10,615,203)

Information Technology - (1.2)%
ASML Holding NV NYRS (Netherlands)	(278,113)	(18,914,465)
GT Advanced Technologies, Inc. †	(314,859)	(1,035,886)
Integrated Device Technology, Inc. †	(930,227)	(6,948,796)
Molex, Inc.	(139,873)	(4,095,481)
Salesforce.com, Inc. †	(5,882)	(1,051,878)

		(32,046,506)

Materials - (0.9)%
Cliffs Natural Resources, Inc.	(163,647)	(3,110,929)
Coeur d’Alene Mines Corp. †	(311,900)	(5,882,434)
First Majestic Silver Corp. (Canada) †	(74,962)	(1,213,885)
First Quantum Minerals Ltd. (Canada)	(320,983)	(6,104,633)
Freeport-McMoRan Copper & Gold, Inc.	(148,662)	(4,920,712)
Hecla Mining Co.	(483,208)	(1,908,672)

	SHARES	VALUE (Note 3)
Materials - (0.9)% (continued)
Sino-Forest Corp. (Canada) (3)†(b)	(46,847)	$(32,207)
Stillwater Mining Co. †	(71,650)	(926,435)

		(24,099,907)

Telecommunication Services - (0.4)%
Level 3 Communications, Inc. †	(523,486)	(10,621,531)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $397,420,565)		(434,387,292)

EXCHANGE TRADED FUNDS - (1.6)%
SPDR Barclays High Yield Bond ETF	(623,181)	(25,618,971)
SPDR S&P 500 ETF Trust	(105,985)	(16,591,952)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $41,747,895)		(42,210,923)

PREFERRED STOCKS - (0.5)%
Consumer Discretionary - (0.5)%
Volkswagen AG (Germany) (2) (proceeds $13,734,005)	(67,195)	(13,383,375)

TOTAL SECURITIES SOLD SHORT (proceeds $452,902,465)		(489,981,590)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 80.6% (cost $2,083,353,472)		2,090,226,154

OTHER ASSETS IN EXCESS OF LIABILITIES - 19.4% (m)		503,470,280

NET ASSETS - 100.0%		$2,593,696,434

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 28, 2013, the value of these securities was $212,489,949. In addition, $463,164,047 of cash collateral was pledged.
(b)	Security fair valued at as of March 28, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $143,999,770 or 5.6% of total net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	All or a portion of the security on loan. The aggregate market value of such securities is $163,037; cash collateral of $161,881 was received with which the Fund purchased a money market fund.
(e)	Represents a Pay-in-Kind Bond.
(f)	Represents less than 0.05 percent of net assets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(g)	Defaulted security.
(h)	Indicates a variable rate security. The interest rate shown represents the discount rate at March 28, 2013.
(i)	The rate shown is the effective yield at the date of purchase.
(j)	Represents annualized seven-day yield as of March 28, 2013.
(k)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(l)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(m)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(n)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 28, 2013.
(o)	Represents a Pay-in-Kind Stock.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

MTN - Medium Term Note

NOK - Norwegian Krone

NYRS - New York Registry Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

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Credit default swap contracts buy protection as of March 28, 2013:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Host Hotels & Resorts LP	1.000%	USD	0.752%	3,450,000	$106,759	12/20/2015	$(130,839)
CitiBank	Markit CDX North America High Yield Index Series 19	5.000%	USD	4.313%	157,600,000	(4,767,167)	06/20/2018	(245,706)

						$(4,660,408)		$(376,545)

Credit default swap contracts sell protection as of March 28, 2013:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Markit CDX North America High Yield Index Series 19	5.000%	USD	4.009%	60,000	$106	12/20/2017	$2,427
CitiBank	Markit CDX North America High Yield Index Series 19	5.000%	USD	4.313%	40,000	1,210	06/20/2018	62

						$1,316		$2,489

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $622. Additional cash held as collateral for CitiBank was $10,983,598.

Open written options contracts outstanding at March 28, 2013:

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
817	Dell, Inc. (Exercise price $14)	J.P. Morgan	April 20, 2013	$(15,531)	$(32,680)	$(17,149)
817	Dell, Inc. (Exercise price $14)	J.P. Morgan	May 18, 2013	(22,059)	(40,850)	(18,791)
1,067	Dell, Inc. (Exercise price $13)	J.P. Morgan	May 18, 2013	(90,695)	(149,380)	(58,685)
1,636	Elan Corp. PLC (Exercise price $11)	J.P. Morgan	April 20, 2013	(100,835)	(122,700)	(21,865)
552	HealthSouth Corp. (Exercise price $30)	J.P. Morgan	April 20, 2013	(2,492)	(2,760)	(268)
4,477	HJ Heinz Co. (Exercise price $75)	J.P. Morgan	September 21, 2013	(40,293)	(67,155)	(26,862)
136	Knight Capital Group, Inc. (Exercise price $5)	J.P. Morgan	July 20, 2013	—	(816)	(816)
372	Knight Capital Group, Inc. (Exercise price $4)	J.P. Morgan	July 20, 2013	(510)	(2,604)	(2,094)
3,817	Sprint Nextel Corp. (Exercise price $10)	J.P. Morgan	January 18, 2014	(25,999)	(26,719)	(720)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

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SHARES (continued)	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
5,951	SUPERVALU, Inc. (Exercise price $5)	J.P. Morgan	July 20, 2013	$—	$(267,795)	$(267,795)

				$(298,414)	$(713,459)	$(415,045)

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED DEPRECIATION
Short Contracts:
2,403	S&P 500 E-Mini Futures	June 21, 2013	$(186,005,657)	$(187,758,405)	$(1,752,748)
1,535	U.S. Treasury 2-Year Note Futures	June 28, 2013	(338,346,540)	(338,395,547)	(49,007)
337	U.S. Treasury 5-Year Note Futures	June 28, 2013	(41,737,192)	(41,806,429)	(69,237)

			$(566,089,389)	$(567,960,381)	$(1,870,992)

Cash held as collateral with broker for futures contracts was $9,861,614 at March 28, 2013.

Forward foreign currency exchange contracts outstanding as of March 28, 2013:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 04/05/13*	The Royal Bank of Scotland	BRL	791,700	$402,696	$391,665	$(11,031)
Canadian Dollar, Expiring 04/01/13	The Royal Bank of Scotland	CAD	4,088,960	4,023,379	4,025,161	1,782
Canadian Dollar, Expiring 04/22/13	The Royal Bank of Scotland	CAD	12,914,559	12,698,653	12,707,584	8,931
Canadian Dollar, Expiring 05/07/13	The Royal Bank of Scotland	CAD	430,093	419,791	423,057	3,266
Canadian Dollar, Expiring 05/22/13	The Royal Bank of Scotland	CAD	13,461,760	13,133,424	13,236,629	103,205
Canadian Dollar, Expiring 06/04/13	The Royal Bank of Scotland	CAD	5,854,881	5,796,085	5,755,159	(40,926)
Canadian Dollar, Expiring 06/21/13	The Royal Bank of Scotland	CAD	754,115	731,027	740,992	9,965
Euro, Expiring 04/02/13	The Royal Bank of Scotland	EUR	6,690,221	8,690,837	8,575,860	(114,977)
Euro, Expiring 04/15/13	The Royal Bank of Scotland	EUR	134,436	172,324	172,341	17
Norwegian Krone, Expiring 04/09/13	The Royal Bank of Scotland	NOK	410,550	70,759	70,271	(488)
Norwegian Krone, Expiring 07/09/13	The Royal Bank of Scotland	NOK	406,088	69,760	69,260	(500)
Norwegian Krone, Expiring 10/09/13	The Royal Bank of Scotland	NOK	410,550	70,293	69,790	(503)

				46,279,028	46,237,769	(41,259)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/31/13	The Royal Bank of Scotland	AUD	(275,541)	$(278,296)	$(281,023)	$(2,727)
Brazilian Real, Expiring 04/05/13*	The Royal Bank of Scotland	BRL	(791,700)	(382,187)	(391,665)	(9,478)
Brazilian Real, Expiring 05/15/13*	The Royal Bank of Scotland	BRL	(788,122)	(398,888)	(388,126)	10,762

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 04/01/13	The Royal Bank of Scotland	CAD	(23,372,849)	$(22,711,508)	$(23,008,169)	$(296,661)
Canadian Dollar, Expiring 04/05/13	The Royal Bank of Scotland	CAD	(4,088,960)	(4,022,944)	(4,024,898)	(1,954)
Canadian Dollar, Expiring 04/22/13	The Royal Bank of Scotland	CAD	(12,914,559)	(12,963,006)	(12,707,584)	255,422
Canadian Dollar, Expiring 05/07/13	The Royal Bank of Scotland	CAD	(3,934,048)	(3,855,976)	(3,869,692)	(13,716)
Canadian Dollar, Expiring 05/22/13	The Royal Bank of Scotland	CAD	(13,461,760)	(13,221,513)	(13,236,629)	(15,116)
Canadian Dollar, Expiring 06/04/13	The Royal Bank of Scotland	CAD	(15,216,595)	(15,125,156)	(14,957,421)	167,735
Canadian Dollar, Expiring 06/21/13	The Royal Bank of Scotland	CAD	(7,666,953)	(7,467,548)	(7,533,535)	(65,987)
Canadian Dollar, Expiring 06/28/13	The Royal Bank of Scotland	CAD	(14,880,435)	(14,936,575)	(14,619,227)	317,348
Canadian Dollar, Expiring 08/07/13	The Royal Bank of Scotland	CAD	(13,553,984)	(13,201,010)	(13,304,362)	(103,352)
Euro, Expiring 04/02/13	The Royal Bank of Scotland	EUR	(11,109,232)	(14,496,151)	(14,240,369)	255,782
Euro, Expiring 04/05/13	The Royal Bank of Scotland	EUR	(21,000)	(27,672)	(26,919)	753
Euro, Expiring 04/15/13	The Royal Bank of Scotland	EUR	(7,048,928)	(9,188,375)	(9,036,414)	151,961
Euro, Expiring 04/30/13	The Royal Bank of Scotland	EUR	(265,635)	(355,361)	(340,566)	14,795
Euro, Expiring 06/10/13	The Royal Bank of Scotland	EUR	(437,363)	(559,680)	(560,913)	(1,233)
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	(4,793,643)	(6,244,973)	(6,148,235)	96,738
Euro, Expiring 12/31/13	The Royal Bank of Scotland	EUR	(18,000)	(23,720)	(23,131)	589
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(21,000)	(27,733)	(27,016)	717
Euro, Expiring 06/09/14	The Royal Bank of Scotland	EUR	(742,500)	(954,016)	(955,924)	(1,908)
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(21,000)	(27,804)	(27,134)	670
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(742,500)	(956,986)	(960,366)	(3,380)
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(311,240)	(401,618)	(403,552)	(1,934)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	(27,886)	(27,293)	593
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	(28,010)	(27,452)	558
Norwegian Krone, Expiring 04/09/13	The Royal Bank of Scotland	NOK	(1,186,033)	(205,326)	(203,006)	2,320
Norwegian Krone, Expiring 05/21/13	The Royal Bank of Scotland	NOK	(978,750)	(168,040)	(167,247)	793
Norwegian Krone, Expiring 06/11/13	The Royal Bank of Scotland	NOK	(1,365,872)	(222,061)	(233,205)	(11,144)
Norwegian Krone, Expiring 06/27/13	The Royal Bank of Scotland	NOK	(368,000)	(59,876)	(62,792)	(2,916)
Norwegian Krone, Expiring 07/09/13	The Royal Bank of Scotland	NOK	(1,173,142)	(202,413)	(200,086)	2,327
Norwegian Krone, Expiring 09/16/13	The Royal Bank of Scotland	NOK	(6,745,753)	(1,166,288)	(1,147,643)	18,645
Norwegian Krone, Expiring 09/27/13	The Royal Bank of Scotland	NOK	(368,000)	(59,686)	(62,582)	(2,896)
Norwegian Krone, Expiring 10/09/13	The Royal Bank of Scotland	NOK	(1,186,033)	(203,939)	(201,616)	2,323

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone, Expiring 11/18/13	The Royal Bank of Scotland	NOK	(978,750)	$(166,612)	$(166,159)	$453
Norwegian Krone, Expiring 12/11/13	The Royal Bank of Scotland	NOK	(1,397,358)	(225,770)	(237,044)	(11,274)
Norwegian Krone, Expiring 12/18/13	The Royal Bank of Scotland	NOK	(51,000,000)	(8,733,470)	(8,649,500)	83,970
Norwegian Krone, Expiring 12/27/13	The Royal Bank of Scotland	NOK	(364,000)	(58,852)	(61,715)	(2,863)
Norwegian Krone, Expiring 03/27/14	The Royal Bank of Scotland	NOK	(360,000)	(58,013)	(60,856)	(2,843)
Norwegian Krone, Expiring 05/19/14	The Royal Bank of Scotland	NOK	(978,750)	(164,808)	(165,141)	(333)
Norwegian Krone, Expiring 06/11/14	The Royal Bank of Scotland	NOK	(1,389,722)	(222,926)	(234,290)	(11,364)
Norwegian Krone, Expiring 06/27/14	The Royal Bank of Scotland	NOK	(368,000)	(59,102)	(62,005)	(2,903)
Norwegian Krone, Expiring 09/29/14	The Royal Bank of Scotland	NOK	(368,000)	(58,875)	(61,796)	(2,921)
Norwegian Krone, Expiring 11/18/14	The Royal Bank of Scotland	NOK	(17,178,750)	(2,863,290)	(2,879,544)	(16,254)
Norwegian Krone, Expiring 12/11/14	The Royal Bank of Scotland	NOK	(1,397,358)	(222,594)	(234,035)	(11,441)
Norwegian Krone, Expiring 12/29/14	The Royal Bank of Scotland	NOK	(364,000)	(58,017)	(60,924)	(2,907)
Norwegian Krone, Expiring 03/27/15	The Royal Bank of Scotland	NOK	(360,000)	(57,174)	(60,065)	(2,891)
Norwegian Krone, Expiring 06/11/15	The Royal Bank of Scotland	NOK	(26,889,722)	(4,251,474)	(4,475,119)	(223,645)
Norwegian Krone, Expiring 06/29/15	The Royal Bank of Scotland	NOK	(12,368,000)	(1,956,652)	(2,057,109)	(100,457)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	(3,266,931)	(3,192,084)	74,847

				(166,596,781)	(166,063,178)	533,603

				$(120,317,753)	$(119,825,409)	$492,344

Money Market Fund is pledged as collateral with broker for forward foreign currency exchange contracts in the amount of $9,436 at March 28, 2013. Additional cash held as collateral for Royal Bank of Scotland was $420,000.

*	Non deliverable forward. See Note 2 in the Notes to Schedule of investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro

NOK - Norwegian Krone

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

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Total Return Basket Swaps* Outstanding at March 28, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($) NOTE 3
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	06/13/2013	$249,150

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 28, 2013.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
United Kingdom
Xstrata PLC	684,891	$11,813,702	$(663,925)

Short Positions
United Kingdom
Glencore International PLC	(2,111,368)	(12,144,642)	688,403

Total of Long and Short Equity Positions			24,478

Net Cash and Other Receivables/ (Payables)(b)			224,672

Swaps, at Value			$249,150

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund held as collateral was $19,802,680 at March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

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Total Return Basket Swaps* Outstanding at March 28, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($) NOTE 3
JPMorgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	08/30/2013 - 05/05/2014	$(1,415,153)

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
United States
2010 Swift Mandatory Common Exchange Security Trust	14,400	$190,800	$(10,125)
Beazer Homes USA, Inc.	40,300	952,289	137,826
Cliffs Natural Resources, Inc.	34,488	720,294	(64,677)
Energy XXI, Inc.	9,535	3,414,722	(499,098)
Enzon Pharmaceuticals, Inc.	37,092	171,733	(30,783)
General Motors Co.	118,566	2,504,922	793,584
Genesee & Wyoming, Inc.	824	67,451	9,272
GT Advanced Technologies, Inc.	56,071	168,780	15,694
Interpublic Group of Cos, Inc./The	3,000	3,094,500	622,500
Level 3 Communications, Inc.	104,963	2,181,256	(51,557)
NextEra Energy, Inc.	294,225	15,261,477	846,017
PPL Corp.	168,250	9,235,595	144,343
PPL Corp.	305,325	16,635,551	96,259
Thompson Creek Metals Co., Inc.	226,250	3,738,781	30,544
Universal Corp.	8,350	9,103,587	1,354,788
Vantage Drilling Co.	12,767	21,275	1,067
Whiting Petroleum Corp.	1,144	241,241	32,610
Wintrust Financial Corp.	58,975	3,275,968	(91,318)

Total of Long Equity Positions			3,336,946

Short Positions
United States
3D Systems Corp.	(754,046)	(20,851,936)	(3,458,507)
A.M. Castle & Co.	(84,549)	(815,742)	(663,866)
Accuray, Inc.	(99,011)	(504,505)	45,094
Affymetrix, Inc.	(257,810)	(1,023,488)	(193,375)
Alcoa, Inc.	(468,630)	(4,192,006)	199,278
Alliance Data Systems Corp.	(220,747)	(28,979,666)	(6,757,066)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alliance One International, Inc.	(434,069)	$(1,424,970)	$(263,558)
American Equity Investment Life Holding Co.	(1,587,321)	(18,717,349)	(4,917,861)
Amkor Technology, Inc.	(1,623,141)	(8,323,748)	1,831,184
Annaly Capital Management, Inc.	(20,406)	(314,579)	(9,672)
ArcelorMittal	(12,165)	(197,070)	38,560
Archer-Daniels-Midland Co.	(4,719)	(143,889)	(15,282)
ARES Captial Corp.	(118,159)	(2,146,264)	7,586
AuRico Gold, Inc.	(93,691)	(679,945)	90,629
AV Homes, Inc.	(111,827)	(1,456,666)	(33,988)
Avis Budget Group, Inc.	(423,508)	(7,812,916)	(3,973,311)
Beazer Homes USA, Inc.	(56,975)	(778,365)	(124,119)
BioMed Realty Trust, Inc.	(393,893)	(7,548,273)	(959,816)
BlackRock Kelso Capital Corp.	(45,697)	(475,265)	18,295
Boston Properties, Inc.	(35,408)	(3,723,382)	145,049
Bristow Group, Inc.	(11,103)	(633,201)	(98,931)
Cadence Design Systems, Inc.	(871,819)	(11,018,227)	(1,126,212)
Cal Dive International, Inc.	(64,360)	(126,502)	10,654
CBIZ, Inc.	(113,126)	(660,302)	(61,442)
Cemex SAB de CV	(1,405,981)	(16,033,773)	(1,133,255)
Cenveo, Inc.	(291,269)	(616,693)	(9,535)
Chart Industries, Inc.	(82,763)	(5,797,486)	(824,381)
China Medical Technologies, Inc.	(45,264)	(129,002)	128,550

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Chiquita Brands International, Inc.	(50,099)	$(343,347)	$(45,421)
Ciena Corp.	(481,924)	(7,812,674)	97,070
CNO Financial Group, Inc.	(1,018)	(11,407)	(249)
Cobalt International Energy, Inc.	(6,278)	(174,610)	(2,429)
Coinstar, Inc.	(46,422)	(2,313,714)	(398,260)
Concur Technologies, Inc.	(3,133)	(213,593)	(1,519)
Convergys Corp.	(577,454)	(8,905,652)	(928,390)
Crimson Wine Group Ltd.	(913)	(5,694)	(2,797)
DDR Corp.	(875,880)	(13,910,660)	(1,347,169)
DFC Global Corp.	(24,011)	(469,757)	70,214
Digital Realty Trust, Inc.	(204,864)	(15,447,579)	1,740,129
DR Horton, Inc.	(814,303)	(16,734,179)	(3,053,384)
DST Systems, Inc.	(19,891)	(1,109,626)	(308,006)
Energy XXI, Inc.	(70,477)	(2,365,269)	446,885
EnPro Industries, Inc.	(72,003)	(2,703,567)	(980,827)
Equinix, Inc.	(150,416)	(27,594,245)	(4,942,240)
Espeed, Inc.	(17,073)	(74,119)	3,096
Exelixis, Inc.	(96,102)	(450,955)	6,964
Exterran Holdings, Inc.	(122,231)	(2,548,734)	(751,503)
Fifth & Pacific Cos., Inc.	(1,747,763)	(21,087,760)	(11,910,005)
Finisar Corp.	(28,665)	(422,171)	44,080
GenCorp, Inc.	(248,143)	(2,129,432)	(1,170,870)
General Cable Corp.	(253,480)	(7,399,968)	(1,885,005)
General Motors Co.	(101,625)	(3,563,227)	(800,551)
Goodrich Petroleum Corp.	(8,079)	(109,704)	(16,732)
Green Plains Renewable Energy, Inc.	(174,517)	(1,321,727)	(674,748)
Group 1 Automotive, Inc.	(57,543)	(3,218,556)	(238,052)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hawaiian Holdings, Inc.	(23,598)	$(145,561)	$9,636
Health Care REIT, Inc.	(44,837)	(2,864,175)	(180,705)
Hertz Global Holdings, Inc.	(2,117,376)	(27,406,976)	(19,725,814)
Hilltop Holdings, Inc.	(16,008)	(208,224)	(7,724)
Host Hotels & Resorts, Inc.	(1,573,420)	(24,606,770)	(2,912,346)
Interpublic Group of Cos., Inc./The	(69,413)	(796,782)	(107,670)
iStar Financial, Inc.	(162,950)	(1,423,833)	(350,692)
JAKKS Pacific, Inc.	(164,036)	(2,631,138)	910,400
JetBlue Airways Corp.	(25,099)	(172,557)	(626)
Kaman Corp.	(76,208)	(2,533,767)	(169,331)
KCAP Financial, Inc.	(117,041)	(1,199,060)	(61,472)
Kilroy Realty Corp.	(189,215)	(8,971,088)	(943,778)
L-3 Communications Holdings, Inc.	(19,077)	(1,395,831)	(147,880)
Lennar Corp.	(1,169,764)	(39,802,274)	(8,719,536)
Leucadia National Corp.	(9,888)	(225,964)	(45,264)
Lexington Realty Trust	(942,125)	(8,762,097)	(2,354,978)
M/I Homes, Inc.	(21,315)	(522,098)	946
MasTec, Inc.	(54,675)	(1,364,455)	(229,321)
Medicines Co./The	(23,335)	(605,832)	(174,024)
Meritage Homes Corp.	(2,554)	(115,241)	(4,440)
Meritor, Inc.	(20,497)	(98,223)	1,273
MGIC Investment Corp.	(350,459)	(943,683)	(791,089)
MGM Resorts International	(144,132)	(1,675,012)	(220,323)
Microchip Technology	(373,892)	(13,078,787)	(665,483)
Micron Technology, Inc.	(422,493)	(3,295,667)	(920,813)
Molina Healthcare, Inc.	(40,150)	(1,090,243)	(149,187)
National Financial Partners Corp.	(292,307)	(4,673,300)	(1,883,146)
Navistar International Corp.	(7,745)	(227,560)	(40,184)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NetApp, Inc.	(117,815)	$(4,099,540)	$74,979
NextEra Energy, Inc.	(125,737)	(9,016,762)	(750,488)
NorthStar Realty Finance Corp.	(239,283)	(1,773,190)	(495,213)
Nuance Communications, Inc.	(9,660)	(221,443)	26,505
Omnicare, Inc.	(77,838)	(2,542,954)	(626,609)
Pdl Biopharma, Inc.	(218,232)	(1,580,310)	(14,966)
Penson Worldwide, Inc.	(217,523)	(25,668)	22,622
PHH Corp.	(309,365)	(6,320,041)	(473,614)
Photronics, Inc.	(352,937)	(2,089,062)	(268,557)
Pioneer Natural Resources Co.	(4,547)	(453,093)	(111,872)
PPL Corp.	(572,771)	(17,237,173)	(696,287)
priceline.com, Inc.	(22,645)	(13,126,927)	(2,451,247)
Prologis, Inc.	(149,027)	(5,609,944)	(348,155)
Quantum Corp.	(801,457)	(1,014,716)	(11,149)
Radian Group, Inc.	(476,262)	(2,914,274)	(2,186,492)
Rambus, Inc.	(1,347)	(7,267)	(290)
Regeneron Pharmaceuticals, Inc.	(134,126)	(19,017,564)	(4,642,262)
Regis Corp.	(497,297)	(8,698,687)	(347,145)
Rite Aid Corp.	(65,488)	(94,041)	(30,386)
RTI International Metals, Inc.	(92,836)	(2,415,263)	(526,710)
Ryman Hospitality Properties	(587,818)	(20,405,805)	(6,486,868)
Saks, Inc.	(143,025)	(1,572,098)	(68,399)
Salesforce.com, Inc.	(226,047)	(32,521,681)	(7,902,304)
Sanchez Energy Corp.	(740)	(14,730)	(11)
Sequenom, Inc.	(795,356)	(3,130,511)	(170,216)
Sirius XM Radio	(9,897,274)	(26,130,441)	(4,353,163)
SL Green Realty Corp.	(122,281)	(9,840,717)	(688,900)
Smithfield Foods, Inc.	(596,958)	(14,707,509)	(1,099,939)
Sotheby’s	(110,038)	(3,903,260)	(213,262)
Standard Pacific Corp.	(113,215)	(874,707)	(103,471)
Sterlite Industries India Ltd.	(4,587)	(34,461)	2,444
Stewart Enterprises, Inc.	(949)	(7,831)	(986)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Stewart Information Services Corp.	(456,522)	$(8,878,318)	$(2,749,297)
Stillwater Mining Co.	(12,949)	(170,095)	2,664
Swift Transportation Co.	(9,792)	(147,704)	8,853
SYNNEX Corp.	(171,638)	(6,030,754)	(319,852)
Take-Two Interactive Software, Inc.	(75,878)	(988,928)	(236,502)
Terex Corp.	(655,108)	(15,326,062)	(7,222,755)
Textron, Inc.	(52,819)	(1,410,735)	(163,800)
Theravance, Inc.	(576)	(14,082)	477
Thompson Creek M	(1,060,541)	(2,769,138)	(412,485)
TICC Capital Corp.	(24,651)	(261,762)	16,731
Time Warner, Inc.	(57,670)	(1,398,622)	(54,085)
Titan International, Inc.	(732,667)	(15,941,730)	497,109
Titan Machinery, Inc.	(95,499)	(2,577,358)	(72,740)
Toll Brothers, Inc.	(27,201)	(943,769)	12,407
TRW Automotive Holdings Corp.	(203,653)	(9,055,974)	(2,144,941)
Tyson Foods, Inc.	(277,323)	(5,286,545)	(1,596,612)
Ultrapetrol Bahamas Ltd.	(29,118)	(50,138)	(27,607)
United Rentals, Inc.	(757,256)	(25,005,902)	(16,620,461)
United States Steel Corp.	(34,921)	(727,399)	46,440
Universal Corp.	(97,787)	(4,697,885)	(782,098)
Vector Group Ltd.	(83,132)	(1,329,168)	(10,920)
VeriSign, Inc.	(694,797)	(30,192,612)	(2,657,390)
Virgin Media, Inc.	(352,062)	(9,829,396)	(7,411,081)
Viropharma, Inc.	(470,141)	(11,526,079)	(302,669)
Vishay Intertechnology, Inc.	(435,440)	(4,454,448)	(1,471,890)
Western Refining, Inc.	(1,898,749)	(50,118,514)	(17,116,188)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Whiting Petroleum Corp.	(5,270)	$(240,054)	$(27,873)
Wintrust Financial Corp.	(54,058)	(2,001,973)	(335)
Xilinx, Inc.	(349,802)	(11,968,715)	(1,383,227)

Total of Short Equity Positions			(186,185,126)

Total of Long and Short Equity Positions			(182,848,180)

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
United States
3D Systems Corp., 5.50%, 12/15/16	$11,725,000	$21,958,158	$4,650,617
A.M. Castle & Co., 7.00%, 12/15/17	925,000	1,023,487	714,306
Accuray, Inc., 3.75%, 08/01/16	700,000	699,898	(64,087)
Afford Resid Com, 7.50%, 08/15/25	998,000	1,149,987	44,446
Affymetrix, Inc., 4.00%, 07/01/19	2,525,000	2,305,184	365,606
Alcoa, Inc., 5.25%, 03/15/14	3,525,000	5,478,657	(596,101)
Alliance Data Systems Corp., 4.75%, 05/15/14	10,500,000	29,510,176	6,558,194

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alliance One International, Inc., 5.50%, 07/15/14	$4,500,000	$4,188,064	$457,471
American Equity Investment Life Holding Co., 3.50%, 09/15/15	8,925,000	10,225,694	1,450,049
American Equity Investment Life Holding Co., 5.25%, 12/06/29	10,275,000	13,562,147	3,186,597
Amkor Technology, Inc., 6.00%, 04/15/14	5,950,000	11,393,256	(2,983,242)
Annaly Capital Management, Inc., 5.00%, 05/15/15	3,150,000	3,228,750	93,739
ArcelorMittal, 5.00%, 05/15/14	6,875,000	7,114,669	68,044
Archer-Daniels-Midland Co., 0.88%, 02/15/14	1,500,000	1,512,152	4,371
Ares Capital Corp., 5.13%, 06/01/16	3,025,000	3,147,186	130,368
Ares Capital Corp., 5.75%, 02/01/16	4,425,000	4,699,686	140,799
AV Homes, Inc., 7.50%, 02/15/16	3,920,000	4,080,885	(102,274)
AV Homes, Inc., 7.50%, 02/15/16	980,000	991,025	19,553
Avis Budget Group, Inc., 3.50%, 10/01/14	7,400,000	9,280,939	4,110,926
BGC Partners, Inc., 4.50%, 07/15/16	1,400,000	1,270,325	127,504
BioMed Realty LP, 3.75%, 01/15/30	8,975,000	10,494,207	893,382
Boston Properties LP, 3.75%,05/15/36	5,750,000	6,773,621	(767,710)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Boston Properties LP, 3.63%, 02/15/14	$2,750,000	$3,064,253	$(204,719)
Bristow Group, Inc., 3.00%, 06/15/38	1,000,000	1,016,167	139,279
Cadence Design Systems, Inc., 2.63%, 06/01/15	6,925,000	12,112,331	948,286
CBIZ, Inc., 4.88%, 10/01/15	1,400,000	1,423,464	142,224
Cemex SAB de CV, 3.75%, 03/15/18	500,000	467,761	209,828
Cemex SAB de CV, 3.25%, 03/15/16	15,375,000	19,660,852	710,814
Cemex SAB de CV, 4.88%, 03/15/15	3,200,000	3,040,566	911,368
Cenveo Corp., 7.00%, 05/15/17	1,800,000	1,498,849	158,792
Chart Industries, Inc., 2.00%, 08/01/18	6,925,000	8,721,844	674,291
China Medical Technologies, Inc., 4.00%, 08/15/13	250,000	43,750	(41,250)
China Medical Technologies, Inc., 6.25%, 12/15/16	2,625,000	459,375	(433,125)
Ciena Corp., 4.00%, 03/15/15	2,900,000	3,455,512	(239,349)
Ciena Corp., 4.00%, 12/15/20	13,175,000	14,705,935	1,187,097
Coinstar, Inc., 4.00%, 09/01/14	2,150,000	3,035,501	48,230

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Concur Technologies, Inc., 2.50%, 04/15/15	$200,000	$289,653	$(6,636)
Convergys Corp., 5.75%, 09/15/29	7,825,000	12,481,258	628,062
DDR Corp., 1.75%, 11/15/40	19,175,000	21,341,869	1,576,745
DFC Global Corp., 3.25%, 04/15/17	800,000	939,522	(94,737)
Digital Realty Trust LP, 5.50%, 04/15/29	8,450,000	15,949,848	(1,553,741)
DR Horton, Inc., 2.00%, 05/15/14	11,106,000	16,464,023	4,553,312
DST Systems, Inc., 0.54%, 08/15/23	975,000	1,156,594	316,879
EnPro Industries, Inc., 3.94%, 10/15/15	2,525,000	3,059,709	1,012,733
Equinix, Inc., 4.75%, 06/15/16	13,075,000	29,961,820	4,676,423
Exide Technologies, 4.25%, 06/15/14	3,675,000	4,054,315	664,451
Exide Technologies, 0.00%, 09/18/13	650,000	554,125	61,750
Fifth & Pacific Cos., Inc., 6.00%, 06/15/14	6,250,000	21,389,581	12,061,312
Finisar Corp., 5.00%, 10/15/29	400,000	687,111	(28,795)
Gaylord Entertainment Co., 3.75%, 10/01/14	13,200,000	20,741,873	6,701,810
Genco Shipping & Trading Ltd., 5.00%, 08/15/15	500,000	239,931	(61,405)
GenCorp, Inc., 4.06%, 12/31/39	3,575,000	4,146,875	1,469,899

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
General Cable Corp., 4.50%, 11/15/29	$9,620,000	$10,171,948	$1,989,247
General Cable Corp., 0.88%, 11/15/13	6,075,000	5,974,234	97,661
GMX Resources, Inc., 4.50%, 05/01/15	1,875,000	830,391	86,527
Goodrich Petroleum Corp., 5.00%, 10/01/29	1,000,000	958,472	60,491
Green Plains Renewable Energy, Inc., 5.75%, 11/01/15	4,100,000	2,988,699	1,635,622
Group 1 Automotive, Inc., 3.00%, 03/15/20	2,350,000	3,783,305	262,846
Hawaiian Holdings, Inc., 5.00%, 03/15/16	300,000	327,583	(6,388)
Health Care REIT, Inc., 3.00%, 12/01/29	2,400,000	3,041,981	125,479
Hertz Global Holdings, Inc., 5.25%, 06/01/14	17,725,000	28,770,263	19,588,410
Host Hotels & Resorts LP, 2.50%, 10/15/29	27,225,000	35,072,987	3,043,903
Host Hotels & Resorts, Inc., 3.00%, 08/01/35	5,800,000	5,770,031	122,136
JAKKS Pacific, Inc., 4.50%, 11/01/14	3,925,000	4,799,784	(876,167)

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
James River Coal Co., 4.50%, 12/01/15	$500,000	$180,813	$(18,519)
Kaman Corp., 3.25%, 11/15/17	3,800,000	4,500,283	217,057
Kilroy Realty LP, 4.25%, 11/15/14	7,390,000	10,091,097	837,657
LDK Solar Co. Ltd., 4.75%, 04/15/13	625,000	387,938	151,691
Lennar Corp., 2.00%, 12/01/20	350,000	445,045	87,693
Lennar Corp., 2.75%, 12/15/20	15,175,000	23,741,394	5,779,401
Lennar Corp., 3.25%, 11/15/21	14,100,000	23,013,239	3,743,707
Leucadia National Corp., 3.75%, 04/15/14	250,000	285,286	43,026
Lexington Realty Trust, 6.00%, 01/15/30	7,550,000	10,379,989	2,853,080
Medicines Co./The, 1.38%, 06/01/17	825,000	923,922	186,802
Meritor, Inc., 4.63%, 03/01/26	2,000,000	1,801,882	145,156
MGIC Investment Corp., 5.00%, 05/01/17	10,850,000	6,610,970	4,325,201
MGM Resorts International, 4.25%, 04/15/15	6,375,000	6,544,250	499,425
Microchip Technology, Inc., 2.13%, 12/15/37	10,650,000	14,135,031	1,052,629
Micron Technology, Inc., 1.50%, 08/01/31	400,000	379,217	85,711
Micron Technology, Inc., 2.38%, 05/01/32	4,850,000	5,207,445	832,506

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Molina Healthcare, Inc., 3.75%, 10/01/14	$1,875,000	$2,135,351	$109,383
National Financial Partners Corp., 4.00%, 06/15/17	4,025,000	5,535,607	1,949,097
Navistar International Corp., 3.00%, 10/15/14	875,000	799,459	105,466
NetApp, Inc., 1.75%, 06/01/13	5,600,000	6,086,332	52,937
Northgate Minerals Corp., 3.50%, 10/01/16	1,800,000	1,859,276	24,593
NorthStar Realty Finance Corp., 7.50%, 03/15/31	1,700,000	1,835,646	850,954
Nuance Communications, Inc., 2.75%, 11/01/31	600,000	677,471	(50,850)
Omnicare, Inc., 3.75%, 12/15/25	2,400,000	3,263,750	637,964
Penson Worldwide, Inc., 8.00%, 06/01/14	8,515,000	755,468	(329,718)
PHH Corp., 6.00%, 06/15/17	4,300,000	7,660,023	691,191
Photronics, Inc., 5.50%, 10/01/14	2,200,000	3,231,952	108,301
Pioneer Natural Resources Co., 2.38%, 01/15/38	200,000	330,463	103,071
Powerwave Technologies, Inc., 2.75%, 07/15/41	3,900,000	1,173,764	(198,763)
priceline.com, Inc., 1.25%, 03/15/15	7,075,000	13,585,231	2,500,493
Prologis, Inc., 3.25%, 03/15/15	10,305,000	11,615,806	267,007
Protein Design Labs, Inc., 2.88%, 02/15/15	1,400,000	1,736,763	80,032

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Radian Group, Inc., 3.00%, 11/15/17	$6,925,000	$5,395,428	$2,982,878
Regeneron Pharmaceuticals, Inc., 1.88%, 10/01/16	11,925,000	20,994,211	4,761,949
Regis Corp., 5.00%, 07/15/14	10,000,000	12,727,780	205,680
Rite Aid Corp., 8.50%, 05/15/15	300,000	322,054	43,635
RTI International Metals, Inc., 3.00%, 12/01/15	5,250,000	5,537,873	586,778
Saks, Inc., 7.50%, 12/01/13	800,000	1,651,166	11,284
Salesforce.com, Inc., 0.75%, 01/15/15	20,100,000	35,162,015	7,153,759
SanDisk Corp., 1.00%, 05/15/13	10,300,000	10,376,962	(45,272)
Sequenom, Inc., 5.00%, 10/01/17	4,500,000	4,586,187	545,082
SL Green Operating Partnership LP, 3.00%, 10/15/17	15,150,000	17,762,118	406,125
Smithfield Foods, Inc., 4.00%, 06/30/13	14,800,000	15,984,022	1,568,873
Sotheby’s, 3.13%, 06/15/13	5,025,000	5,716,551	(40,544)
Standard Pacific Corp., 1.25%, 08/01/32	1,150,000	1,355,088	116,261
Sterlite Industries India Ltd., 4.00%, 10/30/14	5,350,000	5,077,450	250,393
Stewart Enterprises, Inc., 3.13%, 07/15/14	25,000	25,219	1,017
Stewart Information Services Corp., 6.00%, 10/15/14	6,125,000	9,446,790	3,180,344

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SYNNEX Corp., 4.00%, 05/15/18	$5,100,000	$6,315,442	$173,254
Take-Two Interactive Software, Inc., 4.38%, 06/01/14	1,125,000	1,320,606	434,408
Terex Corp., 4.00%, 06/01/15	11,325,000	17,656,882	7,341,267
Textron, Inc., 4.50%, 05/01/13	1,475,000	3,055,647	308,744
Time Warner, Inc., 2.38%, 04/01/26	1,075,000	1,435,151	29,998
Titan International, Inc., 5.63%, 01/15/17	7,575,000	18,214,322	(890,538)
Titan Machinery, Inc., 3.75%, 05/01/19	6,650,000	6,609,821	179,540
Toll Brothers, Inc., 0.50%, 09/15/32	2,875,000	2,924,255	77,073
TRW Automotive, Inc., 3.50%, 12/01/15	6,650,000	10,712,133	2,280,944
Tyson Foods, Inc., 3.25%, 10/15/13	4,800,000	5,427,566	1,744,178
United Rentals, Inc., 4.00%, 11/15/15	8,500,000	25,552,181	16,632,737
United States Steel Corp., 4.00%, 05/15/14	6,184,000	6,631,654	(105,445)
VeriSign, Inc., 3.25%, 08/15/37	27,135,000	38,791,739	1,521,258
Virgin Media, Inc., 6.50%, 11/15/16	6,950,000	11,370,680	7,062,006
ViroPharma, Inc., 2.00%, 03/15/17	10,375,000	15,298,228	298,104
Vishay Intertechnology, Inc., 2.25%, 11/15/40	6,500,000	5,869,903	1,399,234

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Western Refining, Inc., 5.75%, 06/15/14	$18,547,000	$46,588,654	$21,204,068
Xilinx, Inc., 3.13%, 03/15/37	13,400,000	16,487,816	1,492,490
XM Satellite Radio, Inc., 7.00%, 12/01/14	19,594,000	30,501,862	4,624,151

Total of Long Fixed Income Positions			196,081,247

Net Cash and Other Receivables/ (Payables) (b)			(14,648,220)

Swaps, at Value			$(1,415,153)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund pledged as collateral to the broker in the amount of $315,305,438 at March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MOMENTUM FUND

COMMON STOCKS - 98.9%	SHARES	VALUE (Note 3)
Consumer Discretionary - 22.3%
Advance Auto Parts, Inc.	2,300	$190,095
Amazon.com, Inc. †	43,600	11,618,964
American Eagle Outfitters, Inc. (a)	22,900	428,230
AutoNation, Inc. †	14,700	643,125
AutoZone, Inc. †(a)	1,400	555,478
Bed Bath & Beyond, Inc. †	2,300	148,166
Big Lots, Inc. †(a)	7,800	275,106
Brinker International, Inc. (a)	12,400	466,860
Brunswick Corp. (a)	20,700	708,354
Buckle, Inc./The (a)	7,400	345,210
Cabela’s, Inc. †(a)	11,000	668,580
Carter’s, Inc. †	7,700	440,979
CBS Corp., Class B	73,900	3,450,391
Chico’s FAS, Inc. (a)	25,500	428,400
Cinemark Holdings, Inc. (a)	15,800	465,152
Clear Channel Outdoor Holdings, Inc., Class A †(a)	9,300	69,657
Comcast Corp., Class A	260,100	10,926,801
Dick’s Sporting Goods, Inc. (a)	4,600	217,580
Dillard’s, Inc., Class A (a)	10,500	824,775
Discovery Communications, Inc., Class A †(a)	45,266	3,564,245
DISH Network Corp., Class A	43,800	1,660,020
Dollar General Corp. †	19,200	971,136
Dollar Tree, Inc. †	17,900	866,897
Domino’s Pizza, Inc. (a)	10,800	555,552
DR Horton, Inc. (a)	73,900	1,795,770
DSW, Inc., Class A (a)	6,600	421,080
Expedia, Inc. (a)	35,600	2,136,356
Family Dollar Stores, Inc. (a)	4,900	289,345
Foot Locker, Inc.	24,400	835,456
Fossil, Inc. †(a)	6,900	666,540
Gannett Co., Inc. (a)	26,700	583,929
Gap, Inc./The	49,200	1,741,680
General Motors Co. †(a)	31,200	867,984
Gentex Corp. (a)	13,000	260,130
Genuine Parts Co. (a)	16,500	1,287,000
GNC Holdings, Inc., Class A	12,900	506,712
H&R Block, Inc.	25,400	747,268
Harley-Davidson, Inc.	13,200	703,560
Hasbro, Inc. (a)	3,200	140,608
Home Depot, Inc./The	142,400	9,936,672
HSN, Inc. (a)	8,000	438,880
Hyatt Hotels Corp., Class A †(a)	10,100	436,623
Jarden Corp. †(a)	13,801	591,351
L Brands, Inc.	15,600	696,696
Lamar Advertising Co., Class A †	12,300	597,903
Lennar Corp., Class A (a)	60,600	2,513,688
Liberty Global, Inc., Class A †(a)	29,200	2,143,280
Liberty Interactive Corp., Series A †	25,100	536,638
Liberty Media Corp. †	20,900	2,333,067
LKQ Corp. †	47,000	1,022,720
Lowe’s Cos., Inc.	109,100	4,137,072
Macy’s, Inc.	12,600	527,184
Madison Square Garden Co./The, Class A †	11,000	633,600
Marriott International, Inc., Class A (a)	9,100	384,293
Mattel, Inc.	48,600	2,128,194
Mohawk Industries, Inc. †	11,600	1,312,192
Netflix, Inc. †	3,300	625,053
News Corp., Class A (a)	256,600	7,831,432
O’Reilly Automotive, Inc. †	7,200	738,360

	SHARES	VALUE (Note 3)
Consumer Discretionary - 22.3% (continued)
Panera Bread Co., Class A †(a)	2,400	$396,576
PetSmart, Inc. (a)	9,200	571,320
Pier 1 Imports, Inc. (a)	24,000	552,000
Polaris Industries, Inc. (a)	10,200	943,398
priceline.com, Inc. †	826	568,230
PulteGroup, Inc. †	119,700	2,422,728
PVH Corp.	9,800	1,046,738
Rent-A-Center, Inc. (a)	8,000	295,520
Ross Stores, Inc.	14,200	860,804
Sally Beauty Holdings, Inc. †(a)	22,600	663,988
Signet Jewelers Ltd. (Bermuda) (a)	3,900	261,300
Sirius XM Radio, Inc. (a)	528,500	1,627,780
Six Flags Entertainment Corp. (a)	16,300	1,181,424
Standard Pacific Corp. †(a)	136,800	1,181,952
Starbucks Corp.	3,834	218,385
Starz - Liberty Capital †	20,900	462,935
Target Corp.	10,200	698,190
Tempur-Pedic International, Inc. †	2,600	129,038
Tenneco, Inc. †(a)	3,100	121,861
Time Warner Cable, Inc.	26,200	2,516,772
Time Warner, Inc.	102,200	5,888,764
TJX Cos., Inc.	56,500	2,641,375
Toll Brothers, Inc. †(a)	43,000	1,472,320
Tractor Supply Co. (a)	8,000	833,040
TripAdvisor, Inc. †(a)	24,600	1,291,992
TRW Automotive Holdings Corp. †	31,700	1,743,500
Tupperware Brands Corp. (a)	4,600	376,004
Ulta Salon Cosmetics & Fragrance, Inc. †	8,300	673,711
Under Armour, Inc., Class A †(a)	13,800	706,560
Urban Outfitters, Inc. †	12,700	491,998
VF Corp.	4,600	771,650
Viacom, Inc., Class B	23,300	1,434,581
Walt Disney Co./The	166,500	9,457,200
Whirlpool Corp.	21,900	2,594,274
Wolverine World Wide, Inc. (a)	8,400	372,708
Wyndham Worldwide Corp.	26,300	1,695,824
Wynn Resorts Ltd. (a)	3,900	488,124
Yum! Brands, Inc. (a)	7,600	546,744

		143,239,377

Consumer Staples - 4.7%
Beam, Inc.	5,400	343,116
Brown-Forman Corp., Class B	14,700	1,049,580
Casey’s General Stores, Inc. (a)	5,900	343,970
Church & Dwight Co., Inc. (a)	12,500	807,875
Coca-Cola Enterprises, Inc.	23,723	875,853
Colgate-Palmolive Co.	3,300	389,499
ConAgra Foods, Inc.	17,800	637,418
Constellation Brands, Inc., Class A †	32,500	1,548,300
Costco Wholesale Corp.	30,800	3,268,188
CVS Caremark Corp.	18,000	989,820
Darling International, Inc. †(a)	15,500	278,380
Dean Foods Co. †	31,800	576,534
Estee Lauder Cos., Inc./The, Class A (a)	24,500	1,568,735
General Mills, Inc.	17,200	848,132
Hain Celestial Group, Inc./The †(a)	7,600	464,208
Hershey Co./The	24,500	2,144,485
Hillshire Brands Co.	8,960	314,944
Hormel Foods Corp. (a)	19,500	805,740
Ingredion, Inc.	4,600	332,672
JM Smucker Co./The	6,800	674,288
Kimberly-Clark Corp.	37,200	3,644,856

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 4.7% (continued)
McCormick & Co., Inc.	12,000	$882,600
Monster Beverage Corp. †(a)	11,200	534,688
Nu Skin Enterprises, Inc., Class A (a)	5,900	260,780
Philip Morris International, Inc.	10,000	927,100
Pricesmart, Inc. (a)	7,900	614,857
Smithfield Foods, Inc. †(a)	14,000	370,720
TreeHouse Foods, Inc. †(a)	4,700	306,205
Tyson Foods, Inc., Class A	22,700	563,414
Walgreen Co.	24,100	1,149,088
Wal-Mart Stores, Inc.	22,300	1,668,709
Whole Foods Market, Inc.	15,000	1,301,250

		30,486,004

Energy - 3.5%
Atwood Oceanics, Inc. †(a)	7,100	373,034
Cabot Oil & Gas Corp.	28,500	1,926,885
CARBO Ceramics, Inc. (a)	3,900	355,173
Cheniere Energy, Inc. †	24,100	674,800
Cobalt International Energy, Inc. †(a)	28,800	812,160
Continental Resources, Inc. †	9,100	791,063
CVR Energy, Inc.	12,300	634,926
Dresser-Rand Group, Inc. †(a)	3,600	221,976
Energen Corp.	2,800	145,628
Energy XXI Bermuda Ltd. (Bermuda) (a)	4,500	122,490
EOG Resources, Inc.	400	51,228
Golar LNG Ltd. (Bermuda)	10,300	380,688
Halliburton Co.	15,800	638,478
HollyFrontier Corp.	27,100	1,394,295
Kinder Morgan, Inc.	13,900	537,652
Kodiak Oil & Gas Corp. †(a)	51,900	471,771
Lufkin Industries, Inc. (a)	1,900	126,141
Marathon Petroleum Corp.	40,400	3,619,840
Oceaneering International, Inc.	7,300	484,793
Pioneer Natural Resources Co. (a)	4,700	583,975
Rosetta Resources, Inc. †(a)	10,000	475,800
Seadrill Ltd. (Bermuda)	36,600	1,361,886
SM Energy Co.	8,300	491,526
Targa Resources Corp.	9,600	652,416
Tesoro Corp.	20,700	1,211,985
Tidewater, Inc. (a)	2,900	146,450
Valero Energy Corp.	46,400	2,110,736
Western Refining, Inc. (a)	16,900	598,429
Williams Cos., Inc./The	22,100	827,866
World Fuel Services Corp. (a)	7,000	278,040

		22,502,130

Financials - 20.5%
Allstate Corp./The	65,400	3,209,178
American Campus Communities, Inc. REIT	7,300	330,982
American Capital Ltd. †	144,100	2,103,140
American Express Co.	8,500	573,410
American Financial Group, Inc.	8,200	388,516
American International Group, Inc. †	155,700	6,044,274
American Realty Capital Properties, Inc. REIT	44,100	647,388
American Tower Corp. REIT	34,000	2,615,280
Ameriprise Financial, Inc.	26,300	1,936,995
Aon PLC (United Kingdom)	11,400	701,100
Arch Capital Group Ltd. (Bermuda) †(a)	13,000	683,410
AvalonBay Communities, Inc. REIT	3,800	481,346
Bank of America Corp.	724,200	8,820,756
Bank of New York Mellon Corp/The	41,300	1,155,987

	SHARES	VALUE (Note 3)
Financials - 20.5% (continued)
BB&T Corp.	53,400	$1,676,226
Berkshire Hathaway, Inc., Class B †	118,300	12,326,860
BGC Partners, Inc., Class A (a)	14,300	59,488
Boston Properties, Inc. REIT (a)	6,400	646,784
Camden Property Trust REIT (a)	3,800	260,984
Capital One Financial Corp.	29,900	1,643,005
Capitol Federal Financial, Inc.	26,600	321,062
CBL & Associates Properties, Inc. REIT (a)	22,000	519,200
Chubb Corp./The	10,500	919,065
Cincinnati Financial Corp.	26,000	1,226,940
Citigroup, Inc.	178,000	7,874,720
Corrections Corp of America REIT	16,500	644,655
Digital Realty Trust, Inc. REIT (a)	10,100	675,791
Discover Financial Services	66,500	2,981,860
Douglas Emmett, Inc. REIT (a)	8,500	211,905
Equity Residential REIT (a)	13,200	726,792
Erie Indemnity Co., Class A (a)	2,000	151,060
Essex Property Trust, Inc. REIT (a)	1,800	271,044
Everest Re Group Ltd.	4,800	623,328
Extra Space Storage, Inc. REIT	11,900	467,313
Fidelity National Financial, Inc., Class A (a)	47,700	1,203,471
Fifth Third Bancorp (a)	103,800	1,692,978
Franklin Resources, Inc.	18,900	2,850,309
General Growth Properties, Inc. REIT	109,100	2,168,908
Goldman Sachs Group, Inc./The	33,600	4,944,240
Hartford Financial Services Group, Inc. (a)	46,300	1,194,540
HCP, Inc. REIT	16,300	812,718
Health Care REIT, Inc. REIT (a)	7,100	482,161
Host Hotels & Resorts, Inc. REIT (a)	29,600	517,704
Huntington Bancshares, Inc.	70,400	520,256
Invesco Ltd.	39,300	1,138,128
JPMorgan Chase & Co.	243,100	11,537,526
KeyCorp	59,300	590,628
Lincoln National Corp. (a)	39,600	1,291,356
M&T Bank Corp. (a)	4,900	505,484
Macerich Co./The REIT (a)	7,100	457,098
McGraw-Hill Cos., Inc./The	24,400	1,270,752
Mid-America Apartment Communities, Inc. REIT (a)	1,800	124,308
Moody’s Corp.	18,400	981,088
Morgan Stanley	36,600	804,468
NASDAQ OMX Group, Inc./The	5,000	161,500
Ocwen Financial Corp. †(a)	48,900	1,854,288
PartnerRe Ltd. (Bermuda)	6,800	633,148
Post Properties, Inc. REIT (a)	5,900	277,890
Prologis, Inc. REIT	8,130	325,037
Rayonier, Inc. REIT	13,850	826,430
Realty Income Corp. REIT	14,100	639,435
Regions Financial Corp.	174,400	1,428,336
RenaissanceRe Holdings Ltd. (a)	4,100	377,159
Rouse Properties, Inc. REIT (a)	303	5,484
Signature Bank †(a)	5,800	456,808
Simon Property Group, Inc. REIT	24,000	3,805,440
SL Green Realty Corp. REIT	1,200	103,332
State Street Corp.	31,500	1,861,335
SunTrust Banks, Inc.	72,900	2,100,249
Taubman Centers, Inc. REIT	6,500	504,790
Torchmark Corp. (a)	9,400	562,120
Travelers Cos., Inc./The	49,300	4,150,567
UDR, Inc. REIT (a)	7,900	191,101

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 20.5% (continued)
US Bancorp	41,700	$1,414,881
Ventas, Inc. REIT	14,000	1,024,800
Weingarten Realty Investors REIT (a)	5,400	170,370
Wells Fargo & Co.	157,200	5,814,828
Weyerhaeuser Co. REIT	103,200	3,238,416
WR Berkley Corp. (a)	13,700	607,869

		131,543,578

Health Care - 16.0%
Abbott Laboratories	152,200	5,375,704
AbbVie, Inc.	34,000	1,386,520
Actavis, Inc. †	19,600	1,805,356
Alexion Pharmaceuticals, Inc. †	20,300	1,870,442
Align Technology, Inc. †(a)	13,100	438,981
Allergan, Inc.	600	66,978
AmerisourceBergen Corp.	12,400	637,980
Amgen, Inc.	79,000	8,098,290
Arena Pharmaceuticals, Inc. †(a)	120,400	988,484
Ariad Pharmaceuticals, Inc. †(a)	47,800	864,702
athenahealth, Inc. †(a)	6,800	659,872
Baxter International, Inc.	33,900	2,462,496
Biogen Idec, Inc. †	27,500	5,305,025
BioMarin Pharmaceutical, Inc. †	13,400	834,284
Brookdale Senior Living, Inc. †(a)	19,500	543,660
Catamaran Corp. †(a)	43,600	2,312,108
Celgene Corp. †	19,300	2,237,063
Cepheid, Inc. †(a)	11,200	429,744
Cerner Corp. †(a)	15,500	1,468,625
Cigna Corp.	9,900	617,463
Community Health Systems, Inc. (a)	16,800	796,152
Cooper Cos., Inc./The (a)	7,400	798,312
Cubist Pharmaceuticals, Inc. †(a)	8,600	402,652
DaVita HealthCare Partners, Inc. †	14,100	1,672,119
Edwards Lifesciences Corp. †(a)	10,500	862,680
Eli Lilly & Co.	107,600	6,110,604
Express Scripts Holding Co. †	21,100	1,216,415
Gilead Sciences, Inc. †	151,400	7,408,002
HCA Holdings, Inc. (a)	49,600	2,015,248
Henry Schein, Inc. †(a)	4,600	425,730
Hill-Rom Holdings, Inc. (a)	3,500	123,270
HMS Holdings Corp. †(a)	5,700	154,755
IDEXX Laboratories, Inc. †(a)	4,000	369,560
Illumina, Inc. †(a)	19,300	1,042,200
Intuitive Surgical, Inc. †	1,100	540,309
Jazz Pharmaceuticals PLC (Ireland) †(a)	8,000	447,280
McKesson Corp.	12,700	1,371,092
Medivation, Inc. †(a)	39,600	1,852,092
Medtronic, Inc.	25,400	1,192,784
Merck & Co., Inc.	17,000	751,910
Mylan, Inc. †	37,500	1,085,250
Omnicare, Inc. (a)	8,700	354,264
Onyx Pharmaceuticals, Inc. †(a)	13,000	1,155,180
Perrigo Co.	9,300	1,104,189
Pfizer, Inc.	608,900	17,572,854
Pharmacyclics, Inc. †(a)	23,900	1,921,799
Questcor Pharmaceuticals, Inc. (a)	23,500	764,690
Regeneron Pharmaceuticals, Inc. †(a)	19,000	3,351,600
ResMed, Inc. (a)	13,000	602,680
Tenet Healthcare Corp. †(a)	17,100	813,618
Thermo Fisher Scientific, Inc.	30,900	2,363,541
UnitedHealth Group, Inc.	12,300	703,683
Vertex Pharmaceuticals, Inc. †(a)	13,300	731,234
ViroPharma, Inc. †(a)	10,700	269,212

	SHARES	VALUE (Note 3)
Health Care - 16.0% (continued)
Vivus, Inc. †(a)	37,700	$414,700
WellCare Health Plans, Inc. †(a)	10,500	608,580
Zimmer Holdings, Inc. (a)	8,000	601,760

		102,375,777

Industrials - 7.4%
A. O. Smith Corp. (a)	8,100	595,917
Acacia Research Corp. †	8,700	262,479
ACCO Brands Corp. †(a)	1,715	11,456
Acuity Brands, Inc. (a)	2,600	180,310
Alaska Air Group, Inc. †(a)	17,800	1,138,488
AMERCO (a)	1,900	329,726
AMETEK, Inc.	6,900	299,184
Avis Budget Group, Inc. †(a)	26,400	734,712
Chart Industries, Inc. †(a)	5,200	416,052
Clean Harbors, Inc. †(a)	4,800	278,832
Copa Holdings SA (Panama), Class A	16,100	1,925,721
Copart, Inc. †	14,400	493,632
Delta Air Lines, Inc. †	80,800	1,334,008
Donaldson Co., Inc. (a)	8,800	318,472
Fastenal Co. (a)	21,700	1,114,295
Flowserve Corp. (a)	7,200	1,207,512
Fluor Corp. (a)	2,700	179,091
Fortune Brands Home & Security, Inc. †	83,500	3,125,405
General Electric Co.	44,600	1,031,152
Genesee & Wyoming, Inc., Class A †(a)	9,100	847,301
Hertz Global Holdings, Inc. †(a)	32,900	732,354
Hexcel Corp. †(a)	15,700	455,457
Honeywell International, Inc.	8,200	617,870
Hubbell, Inc., Class B	3,700	359,307
IHS, Inc., Class A †(a)	4,100	429,352
Illinois Tool Works, Inc. (a)	38,100	2,321,814
Iron Mountain, Inc. (a)	18,945	687,893
JB Hunt Transport Services, Inc. (a)	14,400	1,072,512
Kansas City Southern (a)	13,800	1,530,420
KBR, Inc.	3,900	125,112
Kennametal, Inc. (a)	7,500	292,800
Kirby Corp. †(a)	4,600	353,280
Lockheed Martin Corp.	6,400	617,728
Masco Corp.	61,500	1,245,375
Mueller Industries, Inc. (a)	6,500	346,385
Nordson Corp. (a)	3,200	211,040
Old Dominion Freight Line, Inc. †	11,100	424,020
Pall Corp.	7,000	478,590
Polypore International, Inc. †(a)	10,200	409,836
Precision Castparts Corp.	4,500	853,290
Raytheon Co.	8,400	493,836
Roper Industries, Inc. (a)	9,300	1,183,983
Southwest Airlines Co.	48,600	655,128
SPX Corp.	4,900	386,904
Stericycle, Inc. †(a)	7,700	817,586
Terex Corp. †(a)	21,000	722,820
Textron, Inc. (a)	18,300	545,523
Timken Co.	3,700	209,346
Towers Watson & Co., Class A	5,000	346,600
TransDigm Group, Inc.	9,000	1,376,280
Triumph Group, Inc.	6,300	494,550
Union Pacific Corp.	18,100	2,577,621
United Continental Holdings, Inc. †	19,600	627,396
United Rentals, Inc. †(a)	24,700	1,357,759
USG Corp. †(a)	39,400	1,041,736
Verisk Analytics, Inc., Class A †(a)	18,500	1,140,155

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 7.4% (continued)
WABCO Holdings, Inc. †	2,900	$204,711
Wabtec Corp.	4,400	449,284
Waste Connections, Inc. (a)	8,300	298,634
Werner Enterprises, Inc. (a)	10,900	263,126
WESCO International, Inc. †(a)	7,500	544,575
Woodward, Inc. (a)	3,200	127,232
WW Grainger, Inc.	9,500	2,137,310

		47,390,275

Information Technology - 14.8%
3D Systems Corp. †(a)	35,700	1,150,968
Activision Blizzard, Inc.	34,500	502,665
Adobe Systems, Inc. †	29,800	1,296,598
Akamai Technologies, Inc. †(a)	12,800	451,712
Alliance Data Systems Corp. †(a)	4,600	744,694
Amphenol Corp., Class A (a)	8,600	641,990
ANSYS, Inc. †(a)	5,600	455,952
AOL, Inc. †(a)	32,400	1,247,076
Arrow Electronics, Inc. †	8,600	349,332
Automatic Data Processing, Inc.	19,700	1,280,894
CA, Inc.	16,500	415,305
Cadence Design Systems, Inc. †(a)	23,600	328,748
Cirrus Logic, Inc. †(a)	28,800	655,200
Citrix Systems, Inc. †	7,700	555,632
CommVault Systems, Inc. †(a)	8,200	672,236
Computer Sciences Corp.	13,600	669,528
Concur Technologies, Inc. †(a)	6,600	453,156
CoreLogic, Inc. †	18,100	468,066
Cree, Inc. †(a)	13,300	727,643
eBay, Inc. †	140,300	7,607,066
Equinix, Inc. †(a)	8,300	1,795,373
F5 Networks, Inc. †	6,500	579,020
FactSet Research Systems, Inc. (a)	1,300	120,380
Fairchild Semiconductor International, Inc. †(a)	7,700	108,878
Fidelity National Information Services, Inc.	18,200	721,084
Fiserv, Inc. †(a)	14,600	1,282,318
FleetCor Technologies, Inc. †	9,800	751,366
Fortinet, Inc. †(a)	19,300	457,024
Gartner, Inc. †(a)	6,200	337,342
Google, Inc., Class A †	27,300	21,677,019
IAC/InterActiveCorp (a)	16,100	719,348
InterDigital, Inc. (a)	6,200	296,546
Intuit, Inc.	8,200	538,330
IPG Photonics Corp. (a)	3,700	245,717
Jabil Circuit, Inc.	15,000	277,200
Jack Henry & Associates, Inc. (a)	8,800	406,648
KLA-Tencor Corp.	11,300	595,962
LinkedIn Corp., Class A †(a)	14,900	2,623,294
Mastercard, Inc., Class A	11,600	6,277,108
Maxim Integrated Products, Inc. (a)	21,200	692,180
Molex, Inc. (a)	9,000	263,520
Motorola Solutions, Inc.	10,300	659,509
NCR Corp. †	8,300	228,748
NetSuite, Inc. †(a)	8,500	680,510
NeuStar, Inc., Class A †	8,700	404,811
Oracle Corp.	335,600	10,853,304
Rackspace Hosting, Inc. †(a)	17,600	888,448
Red Hat, Inc. †	7,400	374,144
Salesforce.com, Inc. †	10,200	1,824,066
SolarWinds, Inc. †	12,600	744,660
Solera Holdings, Inc. (a)	5,700	332,481
Teradata Corp. †	3,100	181,381

	SHARES	VALUE (Note 3)
Information Technology - 14.8% (continued)
TIBCO Software, Inc. †(a)	20,000	$404,400
Total System Services, Inc.	15,100	374,178
Trimble Navigation Ltd. †(a)	6,800	203,728
Universal Display Corp. †(a)	8,600	252,754
VeriSign, Inc. †(a)	22,700	1,073,256
Visa, Inc., Class A	65,200	11,073,568
Vishay Intertechnology, Inc. †(a)	8,200	111,602
Western Digital Corp.	7,200	362,016
Xilinx, Inc.	9,300	354,981
Yahoo!, Inc. †	84,900	1,997,697
Zebra Technologies Corp., Class A †	3,200	150,816

		94,971,176

Materials - 4.3%
Airgas, Inc. (a)	4,900	485,884
Albemarle Corp.	4,000	250,080
Allied Nevada Gold Corp. †(a)	15,600	256,776
Ashland, Inc.	6,600	490,380
Axiall Corp.	8,150	506,604
Ball Corp.	5,200	247,416
Carpenter Technology Corp. (a)	5,700	280,953
Celanese Corp., Series A	7,000	308,350
CF Industries Holdings, Inc.	3,500	666,295
Eagle Materials, Inc. (a)	18,800	1,252,644
Eastman Chemical Co.	18,900	1,320,543
Ecolab, Inc.	26,400	2,116,752
FMC Corp. (a)	8,000	456,240
Huntsman Corp.	30,500	566,995
International Flavors & Fragrances, Inc.	6,500	498,355
International Paper Co.	36,100	1,681,538
Louisiana-Pacific Corp. †(a)	35,300	762,480
MeadWestvaco Corp.	5,200	188,760
Monsanto Co.	35,900	3,792,117
NewMarket Corp. (a)	1,600	416,576
Packaging Corp. of America	14,500	650,615
PPG Industries, Inc.	20,797	2,785,550
Praxair, Inc.	6,900	769,626
Rockwood Holdings, Inc. (a)	5,700	373,008
Royal Gold, Inc.	4,300	305,429
Sherwin-Williams Co./The	20,100	3,394,689
SunCoke Energy, Inc. †(a)	2,334	38,114
Valspar Corp. (a)	8,500	529,125
Vulcan Materials Co. (a)	9,800	506,660
Westlake Chemical Corp. (a)	12,800	1,196,800
WR Grace & Co. †	3,700	286,787

		27,382,141

Telecommunication Services - 3.2%
AT&T, Inc.	317,500	11,649,075
Crown Castle International Corp. †	30,200	2,103,128
Level 3 Communications, Inc. †(a)	21,386	433,922
SBA Communications Corp., Class A †(a)	23,400	1,685,268
Verizon Communications, Inc.	91,400	4,492,310

		20,363,703

Utilities - 2.2%
AGL Resources, Inc.	7,100	297,845
American Electric Power Co., Inc.	24,300	1,181,709
American Water Works Co., Inc.	20,500	849,520
Atmos Energy Corp. (a)	9,100	388,479
Calpine Corp. †(a)	27,100	558,260
Cleco Corp.	8,100	380,943

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Utilities - 2.2% (continued)
CMS Energy Corp.	23,000	$642,620
DTE Energy Co.	18,200	1,243,788
Hawaiian Electric Industries, Inc. (a)	11,500	318,665
ITC Holdings Corp. (a)	7,500	669,450
National Fuel Gas Co. (a)	5,400	331,290
NextEra Energy, Inc.	26,400	2,050,752
NiSource, Inc.	5,300	155,502
OGE Energy Corp. (a)	7,300	510,854
ONEOK, Inc.	22,400	1,067,808
Portland General Electric Co. (a)	12,000	363,960
Questar Corp. (a)	15,300	372,249
Sempra Energy	20,500	1,638,770
UIL Holdings Corp. (a)	7,700	304,843
WGL Holdings, Inc. (a)	6,900	304,290
Wisconsin Energy Corp.	15,100	647,639

		14,279,236

TOTAL COMMON STOCKS (cost $532,361,736)		634,533,397

MONEY MARKET FUNDS - 1.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b) (cost $12,052,172)	12,052,172	12,052,172

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 17.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (2)(b)(c) (cost $114,627,350)	114,627,350	114,627,350

TOTAL INVESTMENTS - 118.7% (cost $659,041,258)		761,212,919

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.7%) (d)		(119,769,950)

NET ASSETS - 100.0%		$641,442,969

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $112,567,339; cash collateral of $114,627,350 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 28, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MOMENTUM FUND

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION
Long Contracts:
59	S&P 500 E-Mini Futures	June 21, 2013	$4,565,896	$4,609,965	$44,069

Cash held as collateral with broker for futures contracts was $180,557 at March 28, 2013.

See notes to Schedule of Investments.

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

COMMON STOCKS - 98.7%	SHARES	VALUE (Note 3)
Consumer Discretionary - 15.9%
AFC Enterprises, Inc. †(a)	10,200	$370,566
American Greetings Corp., Class A (a)	10,200	164,220
America’s Car-Mart, Inc. †(a)	3,100	144,894
ANN, Inc. †(a)	11,400	330,828
Arctic Cat, Inc. †(a)	7,800	340,860
Asbury Automotive Group, Inc. †(a)	17,000	623,730
Ascent Capital Group, Inc., Class A†	4,800	357,312
Beazer Homes USA, Inc. †(a)	7,380	116,899
Belo Corp., Class A	35,800	351,914
Big 5 Sporting Goods Corp.	10,400	162,344
Black Diamond, Inc. †(a)	2,900	26,419
Bob Evans Farms, Inc. (a)	5,300	225,886
Bon-Ton Stores, Inc./The	7,900	102,700
Brown Shoe Co., Inc. (a)	25,100	401,600
Carmike Cinemas, Inc. †	14,400	260,928
Carriage Services, Inc.	10,100	214,625
Carrols Restaurant Group, Inc. †	5,800	30,102
Cavco Industries, Inc. †(a)	1,300	61,841
Churchill Downs, Inc. (a)	3,600	252,144
Collectors Universe (a)	3,100	36,487
Conn’s, Inc. †(a)	19,600	703,640
Cooper Tire & Rubber Co.	16,500	423,390
Core-Mark Holding Co., Inc.	2,900	148,799
Cracker Barrel Old Country Store, Inc.	8,300	671,055
CSS Industries, Inc.	800	20,776
Delta Apparel, Inc. †(a)	500	8,235
Denny’s Corp. †(a)	18,100	104,437
DineEquity, Inc.	6,900	474,651
Dorman Products, Inc.	15,464	575,416
Drew Industries, Inc. (a)	2,600	94,406
Einstein Noah Restaurant Group, Inc.	3,600	53,388
Ethan Allen Interiors, Inc.	4,400	144,848
Fiesta Restaurant Group, Inc. †	5,800	154,106
Fifth & Pacific Cos., Inc. †	31,600	596,608
Finish Line, Inc./The, Class A (a)	5,500	107,745
Fisher Communications, Inc.	2,300	90,252
Francesca’s Holdings Corp. †(a)	2,000	57,320
Fred’s, Inc., Class A (a)	7,400	101,232
Geeknet, Inc. †	600	8,862
Gentherm, Inc. †	8,800	144,144
G-III Apparel Group Ltd. †(a)	10,800	433,188
Grand Canyon Education, Inc. †(a)	13,600	345,304
Group 1 Automotive, Inc. (a)	3,000	180,210
Helen of Troy Ltd. (Bermuda) †	2,700	103,572
Hibbett Sports, Inc. †(a)	1,300	73,151
Hovnanian Enterprises, Inc., Class A †(a)	57,600	332,352
Iconix Brand Group, Inc. †(a)	16,100	416,507
Interval Leisure Group, Inc. (a)	14,500	315,230
Jack in the Box, Inc. †	10,800	373,572
Jamba, Inc. †(a)	58,400	166,440
Jones Group, Inc./The (a)	14,400	183,168
KB Home	26,100	568,197
Krispy Kreme Doughnuts, Inc. †(a)	26,200	378,328
La-Z-Boy, Inc.	12,400	233,988
LeapFrog Enterprises, Inc. †(a)	45,800	392,048
Libbey, Inc. †	4,300	83,119
LIN TV Corp., Class A †	22,900	251,671
Lithia Motors, Inc., Class A (a)	11,300	536,524
Lumber Liquidators Holdings, Inc. †	12,600	884,772
M/I Homes, Inc. † (a)	16,300	398,535
Marriott Vacations Worldwide Corp. †	18,200	780,962

	SHARES	VALUE (Note 3)
Consumer Discretionary - 15.9% (continued)
MDC Holdings, Inc.	18,800	$689,020
Meritage Homes Corp. †(a)	16,600	777,876
Motorcar Parts of America, Inc. †(a)	4,400	26,972
Movado Group, Inc.	10,800	362,016
Multimedia Games Holding Co., Inc. †(a)	17,500	365,225
NACCO Industries, Inc., Class A	4,600	245,456
Nautilus, Inc. †	24,100	175,930
New York Times Co./The, Class A †(a)	27,300	267,540
Nexstar Broadcasting Group, Inc., Class A	14,000	252,000
Orient-Express Hotels Ltd., Class A (Bermuda) †(a)	32,900	324,394
Oxford Industries, Inc. (a)	4,300	228,330
Papa John’s International, Inc. †(a)	7,200	445,104
Perry Ellis International, Inc.	10,100	183,719
Pinnacle Entertainment, Inc. †(a)	10,800	157,896
Pool Corp.	2,900	139,200
Quiksilver, Inc. †	27,500	166,925
Red Robin Gourmet Burgers, Inc. †(a)	1,100	50,160
rue21 inc †	5,300	155,767
Ruth’s Hospitality Group, Inc. †(a)	11,400	108,756
Ryland Group, Inc./The (a)	17,100	711,702
Scholastic Corp. (a)	3,800	101,270
Select Comfort Corp. †(a)	1,900	37,563
SHFL Entertainment, Inc. †	18,300	303,231
Shoe Carnival, Inc. (a)	4,200	85,848
Shutterfly, Inc. †	6,500	287,105
Sinclair Broadcast Group, Inc., Class A	24,100	487,784
Skechers U.S.A., Inc., Class A †(a)	13,500	285,525
Smith & Wesson Holding Corp. †(a)	46,500	418,500
Sonic Automotive, Inc., Class A	13,200	292,512
Sonic Corp. †	28,000	360,640
Stage Stores, Inc. (a)	24,300	628,884
Standard Motor Products, Inc.	7,000	194,040
Standard Pacific Corp. †(a)	11,300	97,632
Steiner Leisure Ltd. (Bahamas) †	1,700	82,212
Steinway Musical Instruments, Inc. †	900	21,618
Stewart Enterprises, Inc., Class A (a)	15,600	144,924
Sturm, Ruger & Co., Inc. (a)	9,300	471,789
Texas Roadhouse, Inc. (a)	3,100	62,589
Town Sports International Holdings, Inc.	13,300	125,818
Unifi, Inc. †(a)	3,700	70,670
Valassis Communications, Inc. (a)	10,000	298,700
Vitamin Shoppe, Inc. †(a)	9,300	454,305
VOXX International Corp. †(a)	6,800	72,828
Winnebago Industries, Inc. †	14,300	295,152
Zale Corp. †(a)	28,400	111,612

		28,317,186

Consumer Staples - 3.4%
B&G Foods, Inc. (a)	19,100	582,359
Boston Beer Co., Inc./The, Class A †	3,500	558,740
Boulder Brands, Inc. †(a)	48,600	436,428
Calavo Growers, Inc. (a)	4,000	115,120
Cal-Maine Foods, Inc. (a)	5,200	221,312
Coca-Cola Bottling Co. Consolidated (a)	1,200	72,384
Craft Brew Alliance, Inc. †(a)	1,100	8,184
Elizabeth Arden, Inc. †(a)	9,300	374,325
Harbinger Group, Inc. †	48,600	401,436
Ingles Markets, Inc., Class A (a)	2,200	47,256
J&J Snack Foods Corp.	3,500	269,115

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 3.4% (continued)
Medifast, Inc. †(a)	11,500	$263,580
Omega Protein Corp. †	13,000	139,750
Pizza Inn Holdings, Inc. †(a)	8,100	35,883
Prestige Brands Holdings, Inc. †(a)	23,700	608,853
Revlon, Inc., Class A †	3,200	71,552
Snyders-Lance, Inc.	8,500	214,710
Spartan Stores, Inc. (a)	6,500	114,075
Spectrum Brands Holdings, Inc.	4,300	243,337
Star Scientific, Inc. †(a)	64,200	106,572
Susser Holdings Corp. †(a)	12,400	633,764
USANA Health Sciences, Inc. †(a)	3,300	159,489
WD-40 Co.	5,800	317,666
Weis Markets, Inc. (a)	2,000	81,400

		6,077,290

Energy - 4.2%
Alon USA Energy, Inc. (a)	28,800	548,640
Approach Resources, Inc. †(a)	500	12,305
Bonanza Creek Energy, Inc. †(a)	17,000	657,390
Cheniere Energy, Inc. †	3,800	106,400
Crosstex Energy, Inc.	12,400	238,824
Dawson Geophysical Co. †	3,100	93,000
Delek US Holdings, Inc.	18,000	710,280
Double Eagle Petroleum Co. †	6,900	36,984
EPL Oil & Gas, Inc. †(a)	13,400	359,254
Evolution Petroleum Corp. †(a)	10,800	109,620
Exterran Holdings, Inc. †(a)	27,800	750,600
Geospace Technologies Corp. †(a)	6,100	658,312
Gulf Island Fabrication, Inc. (a)	3,100	65,286
Hercules Offshore, Inc. †	52,300	388,066
Miller Energy Resources, Inc. †(a)	5,300	19,663
Mitcham Industries, Inc. †(a)	5,800	98,136
Parker Drilling Co. †(a)	29,100	124,548
PDC Energy, Inc. †	3,600	178,452
PHI, Inc. †	1,900	64,999
Rentech, Inc. (a)	52,300	122,905
REX American Resources Corp. †	4,500	99,540
Rex Energy Corp. †(a)	12,500	206,000
Royale Energy, Inc. †(a)	2,400	4,992
SemGroup Corp., Class A †	13,300	687,876
Ship Finance International Ltd. (Bermuda)(a)	32,000	564,480
TGC Industries, Inc.	5,250	51,975
VAALCO Energy, Inc. †(a)	13,800	104,742
Western Refining, Inc. (a)	4,600	162,886
Willbros Group, Inc. †	18,500	181,670

		7,407,825

Financials - 24.8%
1st Source Corp.	4,400	104,280
Acadia Realty Trust REIT	3,200	88,864
Agree Realty Corp. REIT (a)	2,100	63,210
Alexander & Baldwin, Inc. †	3,900	139,425
American Assets Trust, Inc. REIT	9,300	297,693
American Realty Capital Properties, Inc. REIT	39,600	581,328
American Safety Insurance Holdings Ltd. (Bermuda) †	1,900	47,424
Ameris Bancorp †	5,701	81,809
AMERISAFE, Inc. (a)	4,000	142,160
Apollo Investment Corp.	55,200	461,472
Arlington Asset Investment Corp., Class A (a)	2,800	72,268
Ashford Hospitality Trust, Inc. REIT (a)	28,900	357,204

	SHARES	VALUE (Note 3)
Financials - 24.8% (continued)
Associated Estates Realty Corp. REIT (a)	4,000	$74,560
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	16,700	413,158
Bancorp, Inc. †	2,800	38,780
BancorpSouth, Inc. (a)	8,700	141,810
Bank of the Ozarks, Inc. (a)	17,000	753,950
Banner Corp. (a)	12,000	381,960
BBCN Bancorp, Inc. (a)	22,400	292,544
Beneficial Mutual Bancorp, Inc. †(a)	2,600	26,780
Berkshire Hills Bancorp, Inc. (a)	5,000	127,700
BlackRock Kelso Capital Corp. (a)	36,300	363,000
BofI Holding, Inc. †	8,800	315,744
Boston Private Financial Holdings, Inc.	32,500	321,100
Brandywine Realty Trust REIT (a)	51,200	760,320
Bryn Mawr Bank Corp. (a)	700	16,296
CapitalSource, Inc.	18,100	174,122
CapLease, Inc. REIT	27,100	172,627
Cardinal Financial Corp. (a)	6,300	114,534
Cathay General Bancorp (a)	8,200	164,984
Chemical Financial Corp. (a)	1,500	39,570
Citizens & Northern Corp. (a)	1,700	33,150
Citizens, Inc. †(a)	7,900	66,281
City Holding Co. (a)	1,300	51,727
CNB Financial Corp.	100	1,705
CNO Financial Group, Inc. (a)	12,500	143,125
Cohen & Steers, Inc. (a)	3,000	108,210
Columbia Banking System, Inc.	11,600	254,968
Community Bank System, Inc. (a)	5,000	148,150
Community Trust Bancorp, Inc.	3,300	112,299
Consumer Portfolio Services, Inc. †	19,600	229,516
Coresite Realty Corp. REIT (a)	9,200	321,816
Cousins Properties, Inc. REIT	25,400	271,526
Credit Acceptance Corp. †	318	38,841
CubeSmart REIT (a)	48,300	763,140
CVB Financial Corp. (a)	9,700	109,319
DCT Industrial Trust, Inc. REIT (a)	47,000	347,800
Eagle Bancorp, Inc. †(a)	5,400	118,206
EastGroup Properties, Inc. REIT (a)	8,000	465,600
Education Realty Trust, Inc. REIT (a)	5,200	54,756
eHealth, Inc. †(a)	4,600	82,248
Employers Holdings, Inc.	3,300	77,385
Encore Capital Group, Inc. †(a)	12,974	390,517
Enstar Group Ltd. (Bermuda) †(a)	2,500	310,725
ESB Financial Corp. (a)	400	5,476
Evercore Partners, Inc., Class A	5,200	216,320
FBL Financial Group, Inc., Class A	7,100	275,906
Federal Agricultural Mortgage Corp., Class C	7,100	218,609
FelCor Lodging Trust, Inc. REIT †(a)	55,100	327,845
Financial Engines, Inc.	4,900	177,478
First Busey Corp. (a)	11,700	53,469
First Cash Financial Services, Inc. †(a)	8,800	513,392
First Commonwealth Financial Corp. (a)	18,100	135,026
First Financial Bancorp (a)	14,400	231,120
First Financial Bankshares, Inc. (a)	4,400	213,840
First Financial Corp.	2,700	85,023
First Industrial Realty Trust, Inc. REIT (a)	41,100	704,043
First Interstate Bancsystem, Inc. (a)	1,400	26,334
First Merchants Corp.	9,200	142,324
First Midwest Bancorp, Inc.	10,800	143,424
Flagstar Bancorp, Inc. †(a)	30,100	419,293

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 24.8% (continued)
Fox Chase Bancorp, Inc. (a)	500	$8,445
Geo Group, Inc./The REIT	19,926	749,616
Glacier Bancorp, Inc. (a)	16,000	303,680
Gladstone Capital Corp.	7,300	67,160
Gladstone Commercial Corp. REIT (a)	5,400	105,138
Gladstone Investment Corp. (a)	9,900	72,369
Glimcher Realty Trust REIT (a)	29,900	346,840
Gramercy Capital Corp. REIT †(a)	20,400	106,284
Greenhill & Co., Inc. (a)	7,600	405,688
Hanmi Financial Corp. †	9,600	153,600
Hercules Technology Growth Capital, Inc.	14,300	175,175
Hersha Hospitality Trust REIT	26,600	155,344
HFF, Inc., Class A (a)	9,100	181,363
Hilltop Holdings, Inc. †(a)	17,700	238,773
Home BancShares, Inc. (a)	10,600	399,302
Home Loan Servicing Solutions Ltd. (Cayman Islands)	7,600	177,308
Homeowners Choice, Inc.	14,300	389,675
HomeStreet, Inc. †	7,500	167,550
Horace Mann Educators Corp.	8,000	166,800
Horizon Technology Finance Corp. (a)	900	13,149
Hudson Pacific Properties, Inc. REIT (a)	3,600	78,300
Independent Bank Corp. (a)	1,500	48,885
Infinity Property & Casualty Corp. (a)	3,300	185,460
International Bancshares Corp.	14,900	309,920
INTL FCStone, Inc. †(a)	3,000	52,230
Investors Bancorp, Inc. (a)	13,700	257,286
KCAP Financial, Inc. (a)	23,900	257,403
Kemper Corp. (a)	7,000	228,270
Ladenburg Thalmann Financial Services, Inc. †(a)	4,700	7,802
Lakeland Financial Corp.	7,600	202,844
Lexington Realty Trust REIT (a)	49,600	585,280
LTC Properties, Inc. REIT (a)	10,700	435,811
Maiden Holdings Ltd. (Bermuda)	15,800	167,322
Main Street Capital Corp. (a)	20,700	664,263
MarketAxess Holdings, Inc.	6,282	234,319
MB Financial, Inc. (a)	7,700	186,109
Medallion Financial Corp.	7,700	101,794
Medical Properties Trust, Inc. REIT (a)	27,700	444,308
Medley Capital Corp.	28,200	446,970
Monmouth Real Estate Investment Corp., Class A REIT (a)	8,600	95,890
Montpelier Re Holdings Ltd. (Bermuda) (a)	14,200	369,910
MVC Capital, Inc. (a)	4,300	55,169
National Financial Partners Corp. †(a)	5,800	130,094
National Health Investors, Inc. REIT (a)	10,400	680,680
Nelnet, Inc., Class A (a)	7,900	267,020
New Mountain Finance Corp.	27,700	404,974
NewStar Financial, Inc. †	6,000	79,380
Northfield Bancorp, Inc./NJ	2,805	31,865
OmniAmerican Bancorp, Inc. †	2,200	55,616
One Liberty Properties, Inc. REIT (a)	1,300	28,236
OneBeacon Insurance Group Ltd., Class A (a)	14,400	194,688
Oritani Financial Corp.	22,500	348,525
PacWest Bancorp (a)	6,400	186,304
Park National Corp. (a)	1,000	69,790
Parkway Properties, Inc. REIT (a)	23,100	428,505
Pebblebrook Hotel Trust REIT (a)	4,700	121,213

	SHARES	VALUE (Note 3)
Financials - 24.8% (continued)
Pennsylvania Real Estate Investment Trust REIT	34,900	$676,711
PHH Corp. †(a)	28,100	617,076
Pinnacle Financial Partners, Inc. †(a)	11,500	268,640
Piper Jaffray Cos. †(a)	9,700	332,710
Platinum Underwriters Holdings Ltd. (Bermuda) (a)	9,600	535,776
Portfolio Recovery Associates, Inc. †(a)	5,900	748,828
Potlatch Corp. REIT	4,000	183,440
Primerica, Inc.	10,100	331,078
PrivateBancorp, Inc.	13,100	247,721
PS Business Parks, Inc. REIT	6,400	505,088
Radian Group, Inc. (a)	69,700	746,487
RAIT Financial Trust REIT (a)	26,300	209,611
Ramco-Gershenson Properties Trust REIT	19,800	332,640
Republic Bancorp, Inc., Class A (a)	1,300	29,432
Retail Opportunity Investments Corp. REIT (a)	18,200	254,982
RLI Corp.	200	14,370
Rockville Financial, Inc.	6,200	80,352
Ryman Hospitality Properties REIT (a)	14,800	677,100
Sabra Health Care REIT, Inc. REIT	24,100	699,141
Safeguard Scientifics, Inc. †(a)	4,700	74,260
Safety Insurance Group, Inc.	1,900	93,385
Security National Financial Corp., Class A †(a)	25,900	185,962
Solar Capital Ltd. (a)	6,500	152,685
Southside Bancshares, Inc. (a)	7,035	147,805
Sovran Self Storage, Inc. REIT	8,600	554,614
St Joe Co./The †(a)	1,300	27,625
STAG Industrial, Inc. REIT	33,400	710,418
Stewart Information Services Corp. (a)	16,100	410,067
Strategic Hotels & Resorts, Inc. REIT †(a)	25,000	208,750
Sun Communities, Inc. REIT (a)	7,909	390,151
Sunstone Hotel Investors, Inc. REIT †	29,100	358,221
SWS Group, Inc. †	6,300	38,115
Symetra Financial Corp.	19,200	257,472
Territorial Bancorp, Inc. (a)	3,600	85,608
Texas Capital Bancshares, Inc. †(a)	8,500	343,825
THL Credit, Inc. (a)	10,700	160,286
TICC Capital Corp.	21,800	216,692
Tompkins Financial Corp.	1,500	63,420
Triangle Capital Corp. (a)	18,300	512,217
United Financial Bancorp, Inc.	5,100	77,520
Universal Health Realty Income Trust REIT	4,100	236,611
ViewPoint Financial Group, Inc. (a)	21,200	426,332
Virtus Investment Partners, Inc. †	5,100	950,028
Walker & Dunlop, Inc. †	7,900	141,963
Walter Investment Management Corp. †(a)	4,120	153,470
Washington Trust Bancorp, Inc. (a)	2,400	65,712
WesBanco, Inc.	9,200	220,340
Western Alliance Bancorp †(a)	27,400	379,216
Wintrust Financial Corp. (a)	7,100	262,984
WisdomTree Investments, Inc. †	23,000	239,200
World Acceptance Corp. †(a)	400	34,348
WSFS Financial Corp.	2,000	97,280
Zillow, Inc., Class A †(a)	3,600	196,812

		44,310,879

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 16.9%
Abaxis, Inc. (a)	9,300	$440,076
Acadia Healthcare Co., Inc. †(a)	24,700	725,933
ACADIA Pharmaceuticals, Inc. †(a)	51,600	409,704
Accuray, Inc. †(a)	10,900	50,576
Achillion Pharmaceuticals, Inc. †(a)	5,000	43,700
Aegerion Pharmaceuticals, Inc. †	14,000	564,760
Air Methods Corp. (a)	18,300	882,792
Akorn, Inc. †(a)	6,900	95,427
Albany Molecular Research, Inc. †	19,800	208,098
Alnylam Pharmaceuticals, Inc. †	18,900	460,593
AMN Healthcare Services, Inc. †	18,600	294,438
Amsurg Corp. †	8,000	269,120
Analogic Corp.	5,400	426,708
AngioDynamics, Inc. †(a)	3,100	35,433
Antares Pharma, Inc. †(a)	62,000	221,960
Arena Pharmaceuticals, Inc. †(a)	46,100	378,481
Ariad Pharmaceuticals, Inc. †(a)	4,900	88,641
Arqule, Inc. †(a)	6,200	16,058
Array BioPharma, Inc. †(a)	83,000	408,360
ArthroCare Corp. †	5,000	173,800
Astex Pharmaceuticals†	42,400	189,104
AtriCure, Inc. †	6,300	49,896
Biolase, Inc. †(a)	21,314	84,830
Bio-Reference Labs, Inc. †(a)	23,500	610,530
BioScrip, Inc. †(a)	31,000	394,010
Cambrex Corp. †	8,300	106,157
Cantel Medical Corp.	9,949	299,067
Capital Senior Living Corp. †	23,700	626,391
Cardiovascular Systems, Inc. †(a)	14,500	296,960
Celldex Therapeutics, Inc. †	45,300	524,574
Celsion Corp. †(a)	63,300	66,465
Chemed Corp. (a)	4,200	335,916
Conceptus, Inc. †(a)	17,100	412,965
CONMED Corp. (a)	3,700	126,022
Corcept Therapeutics, Inc. †(a)	9,500	19,000
Corvel Corp. †	1,600	79,184
Curis, Inc. †	40,700	133,496
Cyberonics, Inc. †(a)	13,800	645,978
Cynosure, Inc., Class A †	14,200	371,614
DexCom, Inc. †(a)	33,500	560,120
Emeritus Corp. †	5,900	163,961
Endologix, Inc. †(a)	18,700	302,005
Ensign Group, Inc./The (a)	3,500	116,900
Exact Sciences Corp. †	23,400	229,320
Five Star Quality Care, Inc. †	27,400	183,306
Furiex Pharmaceuticals, Inc. †	7,600	284,848
Galena Biopharma, Inc. †(a)	85,900	179,531
Genomic Health, Inc. †	2,100	59,388
Gentiva Health Services, Inc. †(a)	18,200	196,924
Hanger, Inc. †	9,600	302,688
Hansen Medical, Inc. †(a)	19,600	39,396
HealthStream, Inc. †(a)	17,400	399,156
HeartWare International, Inc. †	4,300	380,249
Hi-Tech Pharmacal Co., Inc. (a)	4,700	155,617
ICU Medical, Inc. †(a)	7,300	430,335
Immunomedics, Inc. †(a)	19,800	47,718
Infinity Pharmaceuticals, Inc. †	21,000	1,017,870
Insulet Corp. †(a)	2,900	74,994
Integra LifeSciences Holdings Corp. †(a)	5,400	210,654
Isis Pharmaceuticals, Inc. †(a)	27,700	469,238
Jazz Pharmaceuticals PLC (Ireland) (Ireland) †(a)	2,300	128,593

	SHARES	VALUE (Note 3)
Health Care - 16.9% (continued)
Keryx Biopharmaceuticals, Inc. †(a)	34,700	$244,288
Ligand Pharmaceuticals, Inc., Class B †(a)	8,400	223,860
Maxygen, Inc.	300	723
MedAssets, Inc. †(a)	22,400	431,200
MedCath Corp.(3) †(a)(b)	10,300	14,729
Medicines Co./The †	14,800	494,616
Medidata Solutions, Inc. †	10,300	597,194
Medivation, Inc. †(a)	2,400	112,248
Merge Healthcare, Inc. †(a)	30,200	87,278
Merit Medical Systems, Inc. †	7,600	93,176
Molina Healthcare, Inc. †(a)	1,600	49,392
MWI Veterinary Supply, Inc. †(a)	4,800	634,848
Navidea Biopharmaceuticals, Inc. †(a)	46,100	124,931
Nektar Therapeutics †(a)	17,500	192,500
Neogen Corp. †(a)	5,900	292,463
Neurocrine Biosciences, Inc. †(a)	7,100	86,194
NPS Pharmaceuticals, Inc. †(a)	31,500	320,985
NuVasive, Inc. †(a)	9,700	206,707
OPKO Health, Inc. †(a)	23,300	177,779
Optimer Pharmaceuticals, Inc. †(a)	3,900	46,410
OraSure Technologies, Inc. †(a)	19,300	104,220
Orexigen Therapeutics, Inc. †(a)	77,600	485,000
Pacira Pharmaceuticals, Inc. †(a)	23,100	666,666
PAREXEL International Corp. †	5,200	205,452
PDL BioPharma, Inc. (a)	34,300	250,733
Peregrine Pharmaceuticals, Inc. †(a)	79,800	106,932
Pharmacyclics, Inc. †	3,100	249,271
Quidel Corp. †(a)	9,600	228,000
Repros Therapeutics, Inc. †(a)	21,900	352,590
Rockwell Medical Technologies, Inc. †(a)	5,100	20,196
RTI Biologics, Inc. †	21,000	82,740
Sangamo Biosciences, Inc. †(a)	31,800	304,008
Santarus, Inc. †	42,400	734,792
Sarepta Therapeutics, Inc. †(a)	18,800	694,660
SciClone Pharmaceuticals, Inc. †(a)	20,600	94,760
Select Medical Holdings Corp.	33,300	299,700
Spectranetics Corp. †(a)	17,500	324,275
Staar Surgical Co. †(a)	14,800	83,324
Sunesis Pharmaceuticals, Inc. †(a)	50,800	277,876
Synageva BioPharma Corp. †	7,200	395,424
Synta Pharmaceuticals Corp. †(a)	29,400	252,840
Threshold Pharmaceuticals, Inc. †(a)	46,300	213,443
Trius Therapeutics, Inc. †	10,600	72,504
Universal American Corp. (a)	19,100	159,103
Uroplasty, Inc. †	5,900	14,986
US Physical Therapy, Inc.	3,000	80,550
Vanguard Health Systems, Inc. †	11,200	166,544
Vascular Solutions, Inc. †(a)	2,200	35,684
Vical, Inc. †(a)	32,800	130,544
West Pharmaceutical Services, Inc.	9,500	616,930
Wright Medical Group, Inc. †(a)	15,000	357,150
XenoPort, Inc. †	17,600	125,840
ZIOPHARM Oncology, Inc. †(a)	15,300	27,999

		30,145,885

Industrials - 13.8%
AAON, Inc. (a)	4,700	129,673
Aceto Corp. (a)	7,400	81,918
Advisory Board Co./The †(a)	7,800	409,656
Aegion Corp. †	6,800	157,420
Aircastle Ltd.	3,900	53,352

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 13.8% (continued)
Alamo Group, Inc. (a)	2,500	$95,625
Allegiant Travel Co. (a)	7,400	656,972
AMERCO (a)	1,100	190,894
American Railcar Industries, Inc. (a)	6,000	280,440
American Woodmark Corp. †(a)	7,600	258,628
Apogee Enterprises, Inc.	15,600	451,620
Argan, Inc.	2,300	34,293
Astec Industries, Inc. (a)	4,900	171,157
Astronics Corp. †(a)	5,400	161,028
Astronics Corp., Class B †	851	25,028
Atlas Air Worldwide Holdings, Inc. †(a)	2,500	101,900
Avis Budget Group, Inc. †(a)	6,100	169,763
AZZ, Inc.	8,900	428,980
Barrett Business Services, Inc. (a)	7,300	384,418
Beacon Roofing Supply, Inc. †(a)	16,300	630,158
Briggs & Stratton Corp.	6,700	166,160
Builders FirstSource, Inc. †	37,900	222,094
CAI International, Inc. †	6,100	175,802
CBIZ, Inc. †	10,400	66,352
Celadon Group, Inc. (a)	3,900	81,354
Chart Industries, Inc. †	2,400	192,024
Corporate Executive Board Co./The	2,700	157,032
Covenant Transportation Group, Inc., Class A †	600	3,594
CRA International, Inc. †(a)	2,200	49,214
Deluxe Corp. (a)	14,800	612,720
DigitalGlobe, Inc. †	15,700	453,887
Douglas Dynamics, Inc. (a)	6,500	89,830
DXP Enterprises, Inc. †	6,600	493,020
Dynamic Materials Corp. (a)	5,600	97,440
Echo Global Logistics, Inc. †(a)	4,100	90,692
Encore Wire Corp. (a)	2,900	101,558
EnerNOC, Inc. †	9,900	171,963
EnerSys, Inc. †(a)	10,000	455,800
Exponent, Inc.	4,900	264,306
Flow International Corp. †	11,400	44,574
Forward Air Corp.	2,500	93,225
Franklin Electric Co., Inc.	10,600	355,842
Furmanite Corp. †(a)	1,400	9,366
G&K Services, Inc., Class A	4,000	182,040
GenCorp, Inc. †(a)	36,200	481,460
Generac Holdings, Inc. (a)	6,500	229,710
Gibraltar Industries, Inc. †	3,100	56,575
Global Power Equipment Group, Inc. (a)	5,200	91,624
Gorman-Rupp Co./The (a)	3,500	105,175
GP Strategies Corp. †	5,000	119,300
Graham Corp.	1,900	47,006
Granite Construction, Inc.	5,000	159,200
Great Lakes Dredge & Dock Corp.	33,500	225,455
H&E Equipment Services, Inc.	15,800	322,320
Healthcare Services Group, Inc. (a)	21,200	543,356
HNI Corp. (a)	5,300	188,097
Hurco Cos., Inc. †(a)	2,300	62,629
InnerWorkings, Inc. †(a)	12,900	195,306
Insteel Industries, Inc. (a)	3,700	60,384
Interface, Inc.	18,400	353,648
Kadant, Inc. †(a)	3,300	82,500
Kaman Corp. (a)	5,100	180,897
KEYW Holding Corp./The †(a)	22,100	356,473
Lindsay Corp. (a)	2,700	238,086
Lydall, Inc. †	8,800	135,080
Macquarie Infrastructure Co. LLC	2,800	151,312
MasTec, Inc. †(a)	20,800	606,320

	SHARES	VALUE (Note 3)
Industrials - 13.8% (continued)
McGrath RentCorp. (a)	4,400	$136,840
Middleby Corp. †	1,100	167,365
Miller Industries, Inc. (a)	3,600	57,780
Mine Safety Appliances Co.	4,200	208,404
Mistras Group, Inc. †	8,900	215,469
Mueller Industries, Inc.	2,700	143,883
Mueller Water Products, Inc., Class A	76,900	456,017
Multi-Color Corp.	6,200	159,898
Navigant Consulting, Inc. †	7,300	95,922
Northwest Pipe Co. †(a)	500	13,990
Odyssey Marine Exploration, Inc. †(a)	26,100	85,086
On Assignment, Inc. †(a)	27,700	701,087
Patrick Industries, Inc. †(a)	19,800	312,048
PGT, Inc. †	25,000	171,750
Pike Electric Corp. (a)	11,800	167,914
Powell Industries, Inc. †(a)	1,200	63,084
Primoris Services Corp.	13,000	287,430
Quad/Graphics, Inc. (a)	14,800	354,312
Quality Distribution, Inc. †(a)	12,000	100,920
Quanex Building Products Corp. (a)	9,800	157,780
Raven Industries, Inc. (a)	6,400	215,104
RBC Bearings, Inc. †(a)	2,800	141,568
Republic Airways Holdings, Inc. †	19,900	229,646
Roadrunner Transportation Systems, Inc. †	3,000	69,000
Rush Enterprises, Inc., Class A †(a)	5,900	142,308
Saia, Inc. †	10,200	368,934
Seaspan Corp. (Hong Kong)	3,700	74,185
Standex International Corp.	3,500	193,270
Steelcase, Inc., Class A	45,900	676,107
Sun Hydraulics Corp. (a)	6,700	217,817
TAL International Group, Inc. (a)	8,300	376,073
Taser International, Inc. †	43,800	348,210
Team, Inc. †	6,600	271,062
Tennant Co. (a)	5,000	242,800
Textainer Group Holdings Ltd. (Bermuda) (a)	2,100	83,055
Thermon Group Holdings, Inc. †	10,600	235,426
Titan Machinery, Inc. †	3,900	108,225
TRC Cos., Inc. †(a)	500	3,225
Trex Co., Inc. †(a)	9,700	477,046
TriMas Corp. †	11,700	379,899
Twin Disc, Inc. (a)	4,800	120,384
UniFirst Corp.	4,100	371,050
Universal Forest Products, Inc. (a)	7,000	278,670
US Ecology, Inc.	5,300	140,715
Viad Corp.	5,800	160,428
Wabash National Corp. †	3,600	36,576
XPO Logistics, Inc. †(a)	11,600	195,344

		24,707,831

Information Technology - 12.1%
3D Systems Corp. †(a)	600	19,344
Accelrys, Inc. †(a)	7,200	70,272
ACI Worldwide, Inc. †(a)	11,300	552,118
Actuate Corp. †(a)	14,700	88,200
Acxiom Corp. †(a)	21,500	438,600
Advanced Energy Industries, Inc. †	9,200	168,360
Agilysys, Inc. †	4,400	43,736
American Software, Inc., Class A (a)	2,900	24,128
Anaren, Inc. † (a)	4,700	91,133
AOL, Inc. †(a)	4,100	157,809
Arris Group, Inc. †(a)	41,200	707,404

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 12.1% (continued)
Aspen Technology, Inc. †	4,000	$129,160
ATMI, Inc. †	11,000	246,730
Badger Meter, Inc. (a)	3,300	176,616
Blucora, Inc. †(a)	19,000	294,120
BroadSoft, Inc. †(a)	5,700	150,879
Brooks Automation, Inc. (a)	11,100	112,998
BSQUARE Corp. †	3,600	11,016
CalAmp Corp. †	24,100	264,377
Callidus Software, Inc. †(a)	16,900	77,233
Cardtronics, Inc. †	5,400	148,284
CIBER, Inc. †(a)	10,100	47,470
Computer Task Group, Inc. (a)	4,100	87,699
Comtech Telecommunications Corp. (a)	4,000	97,120
Convergys Corp. (a)	30,400	517,712
Cornerstone OnDemand, Inc. †(a)	24,100	821,810
Cray, Inc. †(a)	19,500	452,595
CSG Systems International, Inc. †(a)	7,000	148,330
CVD Equipment Corp. †(a)	5,800	59,044
Datalink Corp. †(a)	11,900	143,752
Dealertrack Technologies, Inc. †(a)	1,300	38,194
Digi International, Inc. †(a)	600	5,358
Dot Hill Systems Corp. †	2,100	2,310
Electro Rent Corp.	4,400	81,576
Electronics for Imaging, Inc. †(a)	5,600	142,016
Ellie Mae, Inc. †	32,600	784,030
Emcore Corp. †	7,250	42,195
Entegris, Inc. †	9,600	94,656
EPIQ Systems, Inc.	4,100	57,523
ePlus, Inc.	1,200	55,452
Euronet Worldwide, Inc. †(a)	3,800	100,092
ExlService Holdings, Inc. †(a)	4,000	131,520
Fair Isaac Corp. (a)	6,200	283,278
FEI Co. (a)	1,900	122,645
Forrester Research, Inc.	3,800	120,270
Global Cash Access Holdings, Inc. †	38,500	271,425
Globecomm Systems, Inc. †	5,100	61,251
Glu Mobile, Inc. †(a)	38,000	113,240
GSI Group, Inc. †	6,900	58,857
Heartland Payment Systems, Inc. (a)	4,400	145,068
Immersion Corp. †(a)	7,100	83,354
Insight Enterprises, Inc. †(a)	11,200	230,944
Integrated Silicon Solution, Inc. †(a)	7,500	68,775
Internap Network Services Corp. †(a)	7,800	72,930
Ixia †(a)	25,800	558,312
IXYS Corp.	4,600	44,114
Keynote Systems, Inc.	7,200	100,512
Kulicke & Soffa Industries, Inc. †	17,100	197,676
Littelfuse, Inc.	2,900	196,765
LivePerson, Inc. †(a)	20,251	275,009
Loral Space & Communications, Inc.	3,000	185,640
Manhattan Associates, Inc. †(a)	8,300	616,607
Marchex, Inc., Class B	1,800	7,578
MAXIMUS, Inc.	4,200	335,874
Measurement Specialties, Inc. †	3,900	155,103
Mentor Graphics Corp.	17,900	323,095
Mercury Systems, Inc. †(a)	4,500	33,165
Mitek Systems, Inc. †(a)	15,900	74,412
Monolithic Power Systems, Inc. (a)	12,700	309,499
Monotype Imaging Holdings, Inc. (a)	10,400	247,000
MTS Systems Corp. (a)	2,200	127,930
Nanometrics, Inc. †(a)	8,800	126,984
Netlist, Inc. †(a)	13,900	10,842
Netscout Systems, Inc. †	14,200	348,894

	SHARES	VALUE (Note 3)
Information Technology - 12.1% (continued)
NIC, Inc. (a)	25,600	$490,496
NVE Corp. †	2,400	135,408
OSI Systems, Inc. †(a)	4,800	298,992
Parkervision, Inc. †(a)	91,700	336,539
PC Connection, Inc. (a)	6,800	111,180
PDF Solutions, Inc. †(a)	12,000	192,240
PFSweb, Inc. †	4,400	17,644
Procera Networks, Inc. †(a)	9,600	114,144
PROS Holdings, Inc. †(a)	8,200	222,794
Richardson Electronics Ltd. (a)	5,900	69,974
Rogers Corp. †(a)	3,100	147,622
Rudolph Technologies, Inc. †(a)	15,000	176,700
Saba Software, Inc. †(a)	13,200	104,940
SciQuest, Inc. †	2,000	48,080
Seachange International, Inc. †(a)	4,300	51,127
Silicon Graphics International Corp. †	12,700	174,625
Sourcefire, Inc. †(a)	5,500	325,765
SPS Commerce, Inc. †(a)	8,300	354,161
SS&C Technologies Holdings, Inc. †	8,500	254,830
Stamps.com, Inc. †(a)	5,600	139,832
Stratasys Ltd. †	11,900	883,218
Super Micro Computer, Inc. †(a)	9,400	106,126
support.com, Inc. †(a)	12,700	53,086
SYNNEX Corp. †(a)	2,600	96,200
Telenav, Inc. †	9,300	59,985
TiVo, Inc. †	11,300	140,007
Tyler Technologies, Inc. †	11,700	716,742
Ultimate Software Group, Inc. †(a)	800	83,328
Ultratech, Inc. †	9,500	375,535
Uni-Pixel, Inc. †(a)	19,400	594,610
ValueClick, Inc. †	6,100	180,255
Veeco Instruments, Inc. †(a)	6,400	245,312
Virtusa Corp. †(a)	4,600	109,296
Web.com Group, Inc. †(a)	14,700	251,076
Zix Corp. †(a)	14,200	50,836
Zygo Corp. †	3,300	48,873

		21,551,597

Materials - 5.6%
A Schulman, Inc.	9,100	287,196
A.M. Castle & Co. †(a)	11,100	194,250
ADA-ES, Inc. †	4,300	114,251
AEP Industries, Inc. †	2,400	172,344
American Vanguard Corp. (a)	13,800	421,452
Axiall Corp.	11,300	702,408
Balchem Corp.	4,800	210,912
Boise, Inc.	31,500	272,790
Chemtura Corp. †	1,600	34,576
Clearwater Paper Corp. †	3,400	179,146
Deltic Timber Corp. (a)	1,900	130,568
Flotek Industries, Inc. †(a)	6,100	99,735
Graphic Packaging Holding Co. †(a)	19,900	149,051
H.B. Fuller Co. (a)	14,100	551,028
Handy & Harman Ltd. †	300	4,617
Hawkins, Inc. (a)	600	23,970
Haynes International, Inc. (a)	1,400	77,420
Headwaters, Inc. †(a)	65,200	710,680
Innophos Holdings, Inc. (a)	3,500	190,960
Innospec, Inc.	6,700	296,676
Kaiser Aluminum Corp. (a)	6,100	394,365
KapStone Paper and Packaging Corp.	13,300	369,740
Koppers Holdings, Inc.	3,700	162,726
Kraton Performance Polymers, Inc. †	6,200	145,080

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Materials - 5.6% (continued)
Louisiana-Pacific Corp. †	6,700	$144,720
Material Sciences Corp. †	6,500	70,200
Minerals Technologies, Inc.	7,900	327,929
Myers Industries, Inc.	10,900	152,164
Neenah Paper, Inc. (a)	4,000	123,040
PolyOne Corp.	30,900	754,269
Quaker Chemical Corp. (a)	5,200	306,904
RTI International Metals, Inc. †	5,500	174,295
Schweitzer-Mauduit International, Inc.	400	15,492
Stepan Co. (a)	7,500	473,250
SunCoke Energy, Inc. †	6,800	111,044
Texas Industries, Inc. †(a)	7,200	454,392
Tredegar Corp.	5,000	147,200
UFP Technologies, Inc. †	1,500	29,535
Universal Stainless & Alloy †(a)	2,600	94,510
Vista Gold Corp. †(a)	33,900	73,224
Worthington Industries, Inc.	23,000	712,540

		10,060,649

Telecommunication Services - 1.0%
8x8, Inc. †	64,800	443,880
Atlantic Tele-Network, Inc. (a)	2,200	106,722
Cincinnati Bell, Inc. †(a)	82,000	267,320
Cogent Communications Group, Inc. (a)	19,100	504,240
General Communication, Inc., Class A †	4,600	42,182
IDT Corp., Class B	2,400	28,944
inContact, Inc. †(a)	14,500	117,305
NTELOS Holdings Corp.	6,450	82,624
Premiere Global Services, Inc. †	10,600	116,494

		1,709,711

Utilities - 1.0%
American States Water Co.	6,300	362,691
Artesian Resources Corp., Class A (a)	100	2,247
Chesapeake Utilities Corp. (a)	7,400	362,970
Connecticut Water Service, Inc.	2,900	84,767
Laclede Group, Inc./The (a)	500	21,350
MGE Energy, Inc. (a)	3,600	199,584
Middlesex Water Co. (a)	4,300	83,936
Otter Tail Corp.	5,700	177,498
PNM Resources, Inc.	7,600	177,004
Unitil Corp. (a)	4,200	118,146
UNS Energy Corp.	3,700	181,078
York Water Co. (a)	700	13,160

		1,784,431

TOTAL COMMON STOCKS (cost $139,446,121)		176,073,284

PREFERRED STOCKS - 0.0% (c)

Utilities - 0.0% (c)
Genie Energy Ltd., Series 12-A (a)(d)
(cost $54,362)	5,900	46,079

RIGHTS - 0.0% (c)

Information Technology - 0.0% (c)
Gerber Scientific, Inc., Expires (3)†(b)
(cost $—)	4,000	—

WARRANTS - 0.0% (c)

Energy - 0.0% (c)
Magnum Hunter Resources Corp.†
(cost $—)	2,980	387

	SHARES	VALUE (Note 3)

MONEY MARKET FUNDS - 1.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(e)
(cost $2,733,797)	2,733,797	$2,733,797

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 27.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (2)(e)(f)
(cost $49,535,132)	49,535,132	49,535,132

TOTAL INVESTMENTS - 128.0% (cost $191,769,412)		228,388,679

LIABILITIES IN EXCESS OF OTHER ASSETS - (28.0%) (g)		(49,952,987)

NET ASSETS - 100.0%		$178,435,692

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $47,696,679; cash collateral of $49,535,132 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at as of March 28, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $14,729 or 0.0% of total net assets.
(c)	Represents less than 0.05 percent of net assets.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 28, 2013.
(e)	Represents annualized seven-day yield as of March 28, 2013.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation on futures contract.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION
Long Contracts:
15	E-Mini Russell 2000 Futures	June 21, 2013	$1,418,411	$1,423,350	$4,939

Cash held as collateral with broker for futures contracts was $34,587 at March 28, 2013.

See notes to Schedule of Investments.

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 97.6%	SHARES	VALUE (Note 3)
Australia - 10.5%
ALS Ltd.	11,725	$128,611
Amcor Ltd.	30,438	294,900
AMP Ltd.	37,576	204,718
Atlas Iron Ltd.	18,245	21,291
Aurizon Holdings Ltd.	27,946	117,557
Australia & New Zealand Banking Group Ltd.	49,898	1,488,175
Caltex Australia Ltd.	4,085	91,219
CFS Retail Property Trust Group REIT	41,469	86,931
Coca-Cola Amatil Ltd.	10,216	155,342
Cochlear Ltd.	3,817	271,158
Commonwealth Bank of Australia	44,596	3,167,641
Commonwealth Property Office Fund REIT	75,980	87,947
Crown Ltd.	25,641	329,682
CSL Ltd.	17,856	1,103,708
Dexus Property Group REIT	90,954	98,838
Goodman Group REIT	53,923	269,537
GPT Group REIT	38,389	148,567
Insurance Australia Group Ltd.	62,946	375,515
Macquarie Group Ltd.	14,246	554,195
Mesoblast Ltd. †	10,394	66,683
Mirvac Group REIT	60,599	102,537
National Australia Bank Ltd.	38,702	1,248,764
New Hope Corp. Ltd.	14,557	60,346
OZ Minerals Ltd.	4,289	23,943
Paladin Energy Ltd. †	12,165	12,656
Ramsay Health Care Ltd.	3,907	131,503
Shopping Centres Australasia Property Group REIT †	3,776	6,511
Sonic Healthcare Ltd.	6,491	94,449
Suncorp Group Ltd.	23,321	287,819
Telecom Corp of New Zealand Ltd.	36,210	69,528
Telstra Corp. Ltd.	375,951	1,767,762
Wesfarmers Ltd.	32,711	1,373,556
Westfield Group REIT	93,579	1,060,257
Westfield Retail Trust REIT	145,956	459,513
Westpac Banking Corp.	86,342	2,778,626
Woolworths Ltd.	31,812	1,123,081
WorleyParsons Ltd.	2,954	76,390

		19,739,456

Austria - 0.6%
Andritz AG	3,800	255,785
Erste Group Bank AG †	14,518	406,272
Immofinanz AG NPV †	63,665	241,521
Lenzing AG	606	50,741
Raiffeisen Bank International AG	3,673	125,242

		1,079,561

Belgium - 3.1%
Ageas	11,340	384,893
Anheuser-Busch InBev NV	39,466	3,923,608
Belgacom SA	2,566	63,880
KBC Groep NV	13,009	451,076
RTL Group SA	766	56,562
Solvay SA	2,403	326,078
UCB SA	6,382	408,255
Umicore SA	2,884	135,651

		5,750,003

Canada - 3.9%
Agnico-Eagle Mines Ltd. (1)	6,100	250,221
Agrium, Inc. (1)	2,900	282,792

	SHARES	VALUE (Note 3)
Canada - 3.9% (continued)
Alimentation Couche Tard, Inc., Class B (1)	10,000	$542,009
Atco Ltd., Class I (1)	1,000	90,486
Boardwalk Real Estate Investment Trust REIT (1)	1,500	92,272
Brookfield Office Properties, Inc. (1)	7,200	123,609
Calloway Real Estate Investment Trust REIT (1)	3,200	92,234
Canadian National Railway Co. (1)	7,800	783,954
Canadian Pacific Railway Ltd. (1)	7,900	1,030,729
Canadian Utilities Ltd., Class A (1)	1,700	134,732
CGI Group, Inc., Class A (1)†	10,200	277,228
CI Financial Corp. (1)	3,300	91,283
Dollarama, Inc. (1)	4,000	256,849
Domtar Corp. (1)	900	69,964
Emera, Inc. (1)	2,100	72,560
Empire Co., Ltd., Class A (1)	1,100	71,630
First Capital Realty, Inc. (1)	3,800	70,886
First Majestic Silver Corp. (1)†	4,300	69,631
Franco-Nevada Corp. (1)	3,600	164,327
Gildan Activewear, Inc. (1)	3,000	119,693
Husky Energy, Inc. (1)	8,100	232,511
Keyera Corp. (1)	1,700	95,539
Lululemon Athletica, Inc. (1)†	3,000	186,819
Methanex Corp. (1)	2,000	81,488
Metro, Inc. (1)	4,200	263,159
Onex Corp. (1)	2,400	114,442
Paramount Resources Ltd., Class A (1)†	2,400	88,596
Rogers Communications, Inc., Class B (1)	15,100	771,314
Royal Bank of Canada (1)	1,300	78,319
Shoppers Drug Mart Corp. (1)	200	8,558
Sun Life Financial, Inc. (1)	11,800	321,992
Tourmaline Oil Corp. (1)†	4,700	181,736
Valeant Pharmaceuticals International, Inc. (1)†	3,300	247,731

		7,359,293

Denmark - 2.2%
Carlsberg A/S, Class B	3,117	303,889
Coloplast A/S, Class B	14,794	797,165
Danske Bank A/S †	25,160	451,101
DSV A/S	2,710	65,583
Novo Nordisk A/S, Class B	14,953	2,410,156

		4,027,894

Finland - 1.2%
Kone OYJ, Class B	7,497	591,115
Konecranes OYJ	3,800	125,775
Nokian Renkaat OYJ (a)	1,670	74,504
Orion OYJ, Class B	4,687	123,330
Sampo OYJ, A Shares	24,792	956,204
Wartsila OYJ	8,465	381,583

		2,252,511

France - 7.4%
Air Liquide SA	3,601	437,989
AXA SA	25,427	439,413
BNP Paribas SA	23,724	1,219,830
Bureau Veritas SA	591	73,576
Christian Dior SA	1,623	269,400
Cie Generale des Etablissements Michelin	1,933	161,948
Cie Generale d’Optique Essilor International SA	3,545	394,474

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
France - 7.4% (continued)
Credit Agricole SA †	54,297	$448,207
Dassault Systemes SA	1,844	213,350
Edenred	3,620	118,640
European Aeronautic Defence and Space Co. NV	9,676	493,170
Eutelsat Communications SA	3,108	109,644
Hermes International	1,274	442,531
Iliad SA	1,834	390,098
Lafarge SA	5,316	353,929
L’Oreal SA	7,307	1,159,280
LVMH Moet Hennessy Louis Vuitton SA	971	166,827
Natixis	99,537	378,674
Pernod-Ricard SA	4,394	547,658
PPR	1,784	392,351
Publicis Groupe SA	5,534	371,434
Renault SA	5,669	355,660
Rexel SA	4,367	95,354
Safran SA	2,192	97,832
Sanofi	23,808	2,428,067
Schneider Electric SA	4,553	332,952
SCOR SE	2,421	69,644
SEB SA	592	40,950
Societe Generale SA †	13,974	460,066
Sodexo	1,964	183,069
Technip SA	1,542	158,163
Total SA	6,227	298,235
Unibail-Rodamco SE REIT	3,100	722,028

		13,824,443

Germany - 6.3%
Adidas AG	2,775	288,459
Allianz SE	4,861	662,662
BASF SE	9,254	812,525
Bayer AG	22,853	2,361,765
Bayerische Motoren Werke AG	369	31,933
Beiersdorf AG	12,384	1,144,583
Continental AG	5,548	664,984
Deutsche Lufthansa AG	16,412	321,008
Deutsche Post AG	32,986	761,243
GEA Group AG	2,796	92,349
Hannover Rueckversicherung SE	4,457	350,903
HeidelbergCement AG	2,298	165,702
Kabel Deutschland Holding AG	2,893	267,091
Lanxess AG	1,198	85,162
MAN SE	1,150	123,908
Merck KGaA	5,834	881,185
Muenchener Rueckversicherungs AG	6,099	1,143,118
SAP AG	17,025	1,369,273
Suedzucker AG	6,605	279,168

		11,807,021

Hong Kong - 4.8%
AAC Technologies Holdings, Inc.	35,500	171,165
AIA Group Ltd.	19,400	85,297
ASM Pacific Technology Ltd.	9,700	106,783
BOC Hong Kong Holdings Ltd.	182,500	610,395
Cheung Kong Holdings Ltd.	28,000	414,799
Cheung Kong Infrastructure Holdings Ltd.	10,000	68,719
CLP Holdings Ltd.	1,500	13,150
Dah Chong Hong Holdings Ltd.	63,000	59,807
First Pacific Co., Ltd.	72,000	97,601
Galaxy Entertainment Group Ltd. †	135,000	566,109
Giordano International Ltd.	64,000	63,947
Global Bio-Chem Technology Group Co., Ltd.	198,000	17,122

	SHARES	VALUE (Note 3)
Hong Kong - 4.8% (continued)
Great Wall Motor Co., Ltd.	250	$851
Hang Seng Bank Ltd.	22,500	361,516
Henderson Land Development Co. Ltd.	59,000	404,706
Hong Kong & China Gas Co., Ltd.	176,000	514,202
Hongkong Land Holdings Ltd.	84,000	624,106
Hopewell Holdings Ltd.	32,000	129,902
Hutchison Whampoa Ltd.	30,000	313,655
Hysan Development Co., Ltd.	25,000	126,562
Lifestyle International Holdings Ltd.	33,500	74,490
Link REIT/The REIT	59,500	324,517
Melco International Development Ltd.	103,000	179,157
MGM China Holdings Ltd.	66,000	141,521
MTR Corp. Ltd.	60,500	240,771
New World Development Co., Ltd.	196,000	333,112
NWS Holdings Ltd.	61,000	108,734
Orient Overseas International Ltd.	19,000	128,688
Sands China Ltd.	192,400	1,001,142
Shangri-La Asia Ltd.	24,000	47,125
Sino Land Co., Ltd.	168,000	285,931
SJM Holdings Ltd.	79,000	197,761
SmarTone Telecommunications Holdings Ltd.	31,500	52,033
Stella International Holdings Ltd.	32,500	97,759
Swire Properties Ltd.	50	178
Techtronic Industries Co.	70,000	171,302
Television Broadcasts Ltd.	10,000	75,860
Vinda International Holdings Ltd. (a)	44,000	63,001
Wharf Holdings Ltd.	58,000	518,703
Wheelock & Co., Ltd.	41,000	218,914
Yingde Gases	63,500	70,901

		9,081,994

Israel - 0.6%
Bank Hapoalim BM †	75,018	340,810
Bezeq The Israeli Telecommunication Corp. Ltd.	22,496	31,222
Israel Chemicals Ltd.	25,004	324,005
Israel Corp. Ltd./The	62	47,145
Mellanox Technologies Ltd. †	1,786	98,834
Teva Pharmaceutical Industries Ltd.	5,105	202,924

		1,044,940

Italy - 1.1%
Davide Campari-Milano SpA	11,007	85,718
Exor SpA	4,986	139,755
Fiat Industrial SpA	11,479	129,454
Lottomatica Group SpA	13,558	319,248
Luxottica Group SpA	15,970	801,848
Pirelli & C. SpA	20,366	214,262
Prysmian SpA	14,955	308,547
Salvatore Ferragamo Italia SpA	5,363	148,843

		2,147,675

Japan - 28.7%
ABC-Mart, Inc.	2,700	102,981
Acom Co., Ltd. †(a)	4,470	127,995
Advance Residence Investment Corp. REIT	67	179,787
Advantest Corp.	24,700	349,622
Aeon Credit Service Co., Ltd.	12,200	346,073
Aeon Mall Co., Ltd.	14,900	454,977
Aiful Corp. †	29,150	195,280
Ajinomoto Co., Inc.	24,000	352,890
Aozora Bank Ltd.	58,000	164,036
Asics Corp.	16,000	264,553
Astellas Pharma, Inc.	14,200	766,330
Autobacs Seven Co., Ltd. (a)	3,300	51,772

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 28.7% (continued)
Bridgestone Corp.	25,400	$854,660
Calbee, Inc.	3,600	283,285
Calsonic Kansei Corp.	14,000	62,065
Casio Computer Co., Ltd.	53,700	419,993
Central Japan Railway Co.	1,700	179,627
Century Tokyo Leasing Corp.	4,800	124,845
Chiyoda Corp.	7,000	78,451
Chugai Pharmaceutical Co., Ltd.	21,800	485,799
Chugoku Bank Ltd./The	5,000	80,944
Cosmos Pharmaceutical Corp.	2,400	311,861
Credit Saison Co., Ltd.	3,800	95,071
Daido Steel Co., Ltd.	12,000	64,066
Dai-ichi Life Insurance Co., Ltd./The	231	309,984
Daikin Industries Ltd.	9,400	369,935
Dainippon Screen Manufacturing Co., Ltd.	7,000	31,696
Dainippon Sumitomo Pharma Co., Ltd.	16,800	297,262
Daito Trust Construction Co., Ltd.	1,100	94,396
Daiwa House Industry Co., Ltd.	25,000	488,963
Daiwa Securities Group, Inc.	62,000	439,497
Dena Co., Ltd.	4,900	133,606
Denso Corp.	25,100	1,066,461
East Japan Railway Co.	2,200	181,097
Eisai Co., Ltd.	2,900	129,929
FamilyMart Co., Ltd.	6,000	274,245
FANUC Corp.	2,200	338,735
Fast Retailing Co., Ltd.	3,300	1,055,297
Fuji Heavy Industries Ltd.	42,000	666,201
GungHo Online Entertainment, Inc. †	40	170,822
Hankyu Hanshin Holdings, Inc.	52,000	313,984
Heiwa Corp.	3,300	65,755
Hikari Tsushin, Inc.	2,600	129,918
Hino Motors Ltd.	32,000	347,416
Hisamitsu Pharmaceutical Co., Inc.	3,400	184,185
Hitachi Ltd.	660	3,853
Hitachi Transport System Ltd.	3,200	50,685
Hoshizaki Electric Co., Ltd.	3,200	93,735
House Foods Corp.	3,600	62,570
IHI Corp.	27,000	82,208
Isuzu Motors Ltd.	52,000	315,146
Itochu Techno-Solutions Corp.	6,900	341,607
Japan Real Estate Investment Corp. REIT	32	443,393
Japan Retail Fund Investment Corp. REIT	106	262,999
Japan Tobacco, Inc.	52,600	1,682,543
JGC Corp.	8,000	205,320
Joyo Bank Ltd./The	19,000	105,989
Kakaku.com, Inc.	4,200	105,739
Kao Corp.	6,300	203,754
KDDI Corp.	26,200	1,095,472
Kewpie Corp.	4,700	66,980
Keyence Corp.	2,440	749,663
Kintetsu Corp. (a)	71,000	331,057
Kirin Holdings Co., Ltd.	11,000	176,862
Kubota Corp.	40,000	580,435
Kyowa Hakko Kirin Co., Ltd.	6,000	68,024
Lawson, Inc.	4,500	345,518
M3, Inc.	69	134,716
Makita Corp.	7,300	325,446
Matsui Securities Co. Ltd.	38,500	412,621
Mazda Motor Corp. †	141,000	414,746
McDonald’s Holdings Co., Japan Ltd.	3,700	99,639
Miraca Holdings, Inc.	1,700	81,699
Mitsubishi Estate Co., Ltd.	44,000	1,246,405

	SHARES	VALUE (Note 3)
Japan - 28.7% (continued)
Mitsubishi Heavy Industries, Ltd.	58,000	$335,557
Mitsubishi Logistics Corp.	10,000	185,489
Mitsubishi UFJ Financial Group, Inc.	245,600	1,481,763
Mitsui Fudosan Co., Ltd.	32,000	913,834
Mizuho Financial Group, Inc.	663,600	1,423,956
Namco Bandai Holdings, Inc.	12,300	217,580
NEC Corp.	68,000	181,551
NHK Spring Co., Ltd.	12,500	130,871
Nikon Corp.	8,900	209,651
Nippon Building Fund, Inc. REIT	33	462,403
Nippon Shokubai Co., Ltd.	7,000	61,762
Nippon Television Holdings, Inc.	5,100	75,633
Nishi-Nippon City Bank Ltd./The	21,000	65,040
Nitto Denko Corp.	9,200	553,953
Nomura Holdings, Inc.	114,200	710,066
Nomura Real Estate Holdings, Inc.	16,900	379,296
Nomura Research Institute Ltd.	3,500	90,388
NTT Urban Development Corp.	152	183,232
Obayashi Corp.	38,000	181,792
Odakyu Electric Railway Co., Ltd.	11,000	137,097
Olympus Corp. †	14,400	341,698
Ono Pharmaceutical Co., Ltd.	2,500	154,512
Orient Corp. †	59,000	190,472
Oriental Land Co., Ltd.	3,400	556,945
ORIX Corp.	28,300	361,333
Otsuka Holdings Co., Ltd.	12,200	423,455
Park24 Co., Ltd.	14,900	291,709
Ricoh Co., Ltd.	13,000	141,927
Santen Pharmaceutical Co., Ltd.	2,100	97,128
Sawai Pharmaceutical Co., Ltd.	700	83,152
Sekisui Chemical Co., Ltd.	10,000	110,482
Sekisui House Ltd.	31,000	421,246
Seven & I Holdings Co., Ltd.	10,300	341,750
Seven Bank Ltd.	56,100	180,636
Shimamura Co., Ltd.	2,300	268,911
Shimano, Inc.	1,600	130,966
Shin-Etsu Chemical Co., Ltd.	14,700	974,944
Shinsei Bank Ltd.	170,000	390,641
Shionogi & Co., Ltd.	18,000	364,791
SKY Perfect JSAT Holdings, Inc.	133	62,977
Softbank Corp.	34,700	1,598,691
Sugi Holdings Co., Ltd.	2,600	92,762
Sumitomo Corp.	18,100	228,932
Sumitomo Forestry Co., Ltd.	9,300	103,267
Sumitomo Mitsui Financial Group, Inc.	36,400	1,493,305
Sumitomo Mitsui Trust Holdings, Inc.	92,000	438,088
Sumitomo Realty & Development Co., Ltd.	19,000	740,185
Suruga Bank Ltd.	19,000	305,324
Suzuki Motor Corp.	5,800	129,985
Sysmex Corp.	6,100	371,658
Taiheiyo Cement Corp.	49,000	117,683
Taisei Corp.	28,000	77,910
Takeda Pharmaceutical Co., Ltd.	14,400	788,872
Tobu Railway Co., Ltd.	73,000	419,089
Toho Gas Co., Ltd.	17,000	108,306
Tokio Marine Holdings, Inc.	11,400	329,806
Tokyo Gas Co., Ltd.	23,000	124,328
Tokyo Tatemono Co., Ltd.	35,000	250,206
Tokyu Corp.	26,000	192,336
Tokyu Land Corp.	69,000	651,104
Toshiba TEC Corp.	25,000	148,383
Toyoda Gosei Co., Ltd.	6,000	144,409
Toyota Industries Corp.	11,600	427,331
Toyota Motor Corp.	84,300	4,346,995
Toyota Tsusho Corp.	18,400	471,688

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 28.7% (continued)
Trend Micro, Inc.	3,500	$98,272
Tsuruha Holdings, Inc.	3,500	341,872
Unicharm Corp.	7,800	445,367
United Urban Investment Corp. REIT	112	182,835
USS Co., Ltd.	1,250	143,759
Yahoo Japan Corp.	1,273	587,263
Yakult Honsha Co., Ltd.	5,200	209,938
Yokogawa Electric Corp.	8,300	83,299
Yokohama Rubber Co., Ltd./The	14,000	162,172
Zensho Holdings Co., Ltd. (a)	4,900	66,119

		53,867,299

Netherlands - 2.3%
Aegon NV	50,167	302,911
Akzo Nobel NV	2,823	179,363
ASML Holding NV	14,881	1,002,323
Gemalto NV	3,241	282,930
Heineken Holding NV	5,829	374,015
Heineken NV	19,608	1,478,959
Koninklijke Philips Electronics NV	24,188	715,650
Koninklijke Vopak NV	762	45,969

		4,382,120

New Zealand - 0.1%
Fletcher Building Ltd.	26,324	186,436

Norway - 0.5%
Aker Solutions ASA	7,984	149,862
DNB ASA	10,033	147,657
Golar LNG Ltd.	2,009	72,327
Marine Harvest ASA †	140,424	130,703
Petroleum Geo-Services ASA	7,323	113,591
TGS Nopec Geophysical Co. ASA	6,848	259,546

		873,686

Portugal - 0.1%
Jeronimo Martins SGPS SA	6,068	118,162
Portugal Telecom SGPS SA	7,413	36,748

		154,910

Singapore - 3.0%
Ascendas Real Estate Investment Trust REIT	206,000	432,866
CapitaCommercial Trust REIT	117,000	149,850
CapitaLand Ltd.	125,000	357,529
CapitaMall Trust REIT	254,000	428,713
CapitaMalls Asia Ltd.	92,000	152,634
Dairy Farm International Holdings, Ltd.	6,300	76,245
DBS Group Holdings Ltd.	41,000	530,656
Global Logistic Properties Ltd.	210,000	445,970
Jardine Cycle & Carriage Ltd.	6,000	248,112
Jardine Matheson Holdings Ltd.	18,000	1,173,703
Jardine Strategic Holdings Ltd.	7,000	277,625
Keppel Corp. Ltd.	16,000	144,938
Noble Group Ltd.	19,363	19,077
SembCorp Industries Ltd.	13,000	54,585
SembCorp Marine Ltd. (a)	45,000	161,447
Singapore Technologies Engineering Ltd.	41,000	142,837
Singapore Telecommunications Ltd.	40,000	115,976
StarHub Ltd.	33,000	116,008
Suntec Real Estate Investment Trust REIT	92,000	133,675
United Overseas Bank Ltd.	28,000	461,607

		5,624,053

Spain - 2.3%
Amadeus IT Holding SA, A Shares	12,030	326,110

	SHARES	VALUE (Note 3)
Spain - 2.3% (continued)
Ferrovial SA	40,005	$636,727
Gas Natural SDG SA	14,249	252,848
Grifols SA †	14,812	550,147
Inditex SA	18,364	2,447,194

		4,213,026

Sweden - 2.5%
Assa Abloy AB, Class B	5,856	239,398
Electrolux AB, Series B	11,360	289,572
Elekta AB, B Shares	6,724	101,996
Getinge AB, B Shares	4,444	135,694
Hennes & Mauritz AB, B Shares	367	13,144
Hexagon AB, B Shares	12,321	336,484
Investor AB, B Shares	30,134	871,674
Meda AB, A Shares	7,554	89,524
Skandinaviska Enskilda Banken AB, Class A	56,579	569,003
Svenska Cellulosa AB, B Shares †	30,397	784,788
Svenska Handelsbanken AB, A Shares	8,092	346,104
Swedbank AB, A Shares	36,759	837,532
Volvo AB, B Shares	1,811	26,440

		4,641,353

Switzerland - 5.0%
Actelion Ltd. †	6,152	334,520
Compagnie Financiere Richemont SA, Class A	18,115	1,426,225
Geberit AG †	236	58,192
Holcim Ltd. †	4,469	356,966
Novartis AG	42,921	3,059,064
Partners Group Holding AG	740	182,749
Roche Holding AG	807	188,130
Schindler Holding AG	1,395	204,612
SGS SA	404	991,573
Swatch Group AG/The	472	275,175
Swiss Re AG †	2,237	182,186
Syngenta AG	2,885	1,207,252
UBS AG	46,392	713,380
Wolseley PLC	4,864	242,573
Zurich Insurance Group AG †	146	40,756

		9,463,353

Thailand - 0.1%
Thai Beverage PCL	446,000	219,632

United Kingdom - 11.3%
Aberdeen Asset Management PLC	54,480	356,028
Aggreko PLC	7,624	206,919
ARM Holdings PLC	49,237	693,763
Associated British Foods PLC	9,388	271,533
AstraZeneca PLC	240	12,039
Barclays PLC	287,794	1,280,472
BG Group PLC	2,230	38,374
British American Tobacco PLC	482	25,846
BT Group PLC	130,732	552,157
Bunzl PLC	7,883	155,598
Carnival PLC	6,836	238,988
Compass Group PLC	41,470	530,785
Croda International PLC	3,164	132,158
Diageo PLC	46,529	1,466,154
easyJet PLC	20,601	338,961
Experian PLC	34,548	598,786
Fresnillo PLC	1,715	35,472
G4S PLC	22,026	97,875
GlaxoSmithKline PLC	913	21,380
Hargreaves Lansdown plc	13,845	183,060

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
United Kingdom - 11.3% (continued)
HSBC Holdings PLC	401,189	$4,280,518
IMI PLC	4,267	84,233
Imperial Tobacco Group PLC	8,078	282,530
InterContinental Hotels Group PLC	11,899	363,719
Intertek Group PLC	2,171	112,181
ITV PLC	212,597	419,182
Johnson Matthey PLC	2,582	90,579
Kingfisher PLC	42,770	187,475
Legal & General Group PLC	62,913	165,558
Lloyds Banking Group PLC †	252,352	188,032
Meggitt PLC	17,966	134,426
Mondi PLC	7,018	95,573
National Grid PLC	13,628	158,354
Next PLC	6,383	424,063
Old Mutual PLC	139,415	430,759
Pearson PLC	15,946	286,919
Petrofac Ltd.	14,632	319,411
Prudential PLC	39,000	633,420
Randgold Resources Ltd.	303	26,130
Reed Elsevier PLC	9,377	111,564
Rexam PLC	11,373	91,325
Rolls-Royce Holdings PLC †	35,118	604,280
Royal Bank of Scotland Group PLC †	149,501	628,228
SABMiller PLC	32,301	1,703,741
Sage Group PLC/The	14,253	74,326
Severn Trent PLC	3,568	92,974
Smith & Nephew PLC	5,401	62,470
SSE PLC	8,866	200,428
Standard Life PLC	68,289	380,739
Tate & Lyle PLC	14,485	187,163
Tullow Oil PLC	11,125	208,257
United Utilities Group PLC	13,217	142,439
Vodafone Group PLC	112,887	320,337
Whitbread PLC	10,735	419,880
WPP PLC	7,612	121,648

		21,269,209

TOTAL COMMON STOCKS (cost $159,355,026)		183,009,868

EXCHANGE - TRADED FUNDS - 1.6%
iShares MSCI EAFE Index Fund (1) (cost $2,882,904)	51,176	3,018,360

MONEY MARKET FUNDS - 1.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)
(cost $2,609,762)	2,609,762	2,609,762

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (b)(c)
(cost $591,813)	591,813	591,813

TOTAL INVESTMENTS - 100.9% (cost $165,439,505)		189,229,803

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%)		(1,712,454)

NET ASSETS - 100.0%		$187,517,349

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $561,107; cash collateral of $591,813 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 28, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$30,013,557	16.0%
Consumer Staples	23,373,031	12.5
Energy	2,456,757	1.3
Financials	59,729,933	31.9
Health Care	21,250,728	11.3
Industrials	20,818,806	11.1
Information Technology	8,170,259	4.4
Materials	8,242,047	4.4
Mutual Fund	3,018,360	1.6
Telecommunication Services	6,981,225	3.7
Utilities	1,973,525	1.0
Money Market Funds	3,201,575	1.7

Total Investments	189,229,803	100.9
Liabilities in Excess of Other Assets	(1,712,454)	(0.9)

Net Assets	$187,517,349	100.0%

See notes to Schedule of Investments.

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

COMMON STOCKS - 97.8%	SHARES	VALUE (Note 3)
Consumer Discretionary - 24.1%
Aaron’s, Inc.	93	$2,667
Amazon.com, Inc. †	601	160,161
Apollo Group, Inc., Class A †	71	1,235
AutoNation, Inc. †	90	3,938
AutoZone, Inc. †	16	6,348
Bed Bath & Beyond, Inc. †	101	6,506
BorgWarner, Inc. †	22	1,702
Carter’s, Inc. †	181	10,366
CBS Corp., Class B	1,087	50,752
Chipotle Mexican Grill, Inc. †	49	15,968
Cinemark Holdings, Inc.	322	9,480
Coach, Inc.	66	3,299
Comcast Corp., Class A	3,381	142,036
Deckers Outdoor Corp. †	28	1,559
Dillard’s, Inc., Class A	49	3,849
DIRECTV †	86	4,868
Discovery Communications, Inc., Class A †	376	29,606
DISH Network Corp., Class A	437	16,562
Dollar General Corp. †	490	24,784
Dollar Tree, Inc. †	295	14,287
Domino’s Pizza, Inc.	82	4,218
DR Horton, Inc. (a)	1,098	26,681
DSW, Inc., Class A	165	10,527
Expedia, Inc.	167	10,022
Express, Inc. †	194	3,455
Family Dollar Stores, Inc.	63	3,720
Fossil, Inc. †	37	3,574
GameStop Corp., Class A (a)	66	1,846
Gap, Inc./The	868	30,727
General Motors Co. †	1,755	48,824
Genuine Parts Co.	74	5,772
GNC Holdings, Inc., Class A	104	4,085
Goodyear Tire & Rubber Co./The †	186	2,345
H&R Block, Inc.	197	5,796
Home Depot, Inc./The	1,889	131,814
HSN, Inc.	187	10,259
L Brands, Inc.	139	6,208
Las Vegas Sands Corp.	457	25,752
Lennar Corp., Class A (a)	1,112	46,126
Liberty Global, Inc., Class A †	258	18,937
Liberty Media Corp. †	200	22,326
LKQ Corp. †	202	4,396
Lowe’s Cos., Inc.	1,625	61,620
Macy’s, Inc.	524	21,924
Madison Square Garden Co./The, Class A †	191	11,002
Mattel, Inc.	402	17,604
Mohawk Industries, Inc. †	97	10,973
Netflix, Inc. †	66	12,501
News Corp., Class A	3,342	101,998
NIKE, Inc., Class B	248	14,635
O’Reilly Automotive, Inc. †	60	6,153
Panera Bread Co., Class A†	24	3,966
PetSmart, Inc. (a)	64	3,974
Polaris Industries, Inc. (a)	56	5,179
priceline.com, Inc. †	31	21,326
PulteGroup, Inc. †	2,135	43,212
Ralph Lauren Corp.	40	6,772
Rent-A-Center, Inc.	182	6,723
Ross Stores, Inc.	256	15,519

	SHARES	VALUE (Note 3)
Consumer Discretionary - 24.1% (continued)
Sally Beauty Holdings, Inc. †(a)	147	$4,319
Sears Canada, Inc. (Canada)	14	135
Service Corp. International	660	11,042
Sirius XM Radio, Inc. (a)	10,210	31,447
Six Flags Entertainment Corp.	133	9,640
Standard Pacific Corp. †(a)	2,031	17,548
Starbucks Corp.	252	14,354
Starz - Liberty Capital †	200	4,430
Tesla Motors, Inc. †(a)	56	2,122
Tiffany & Co. (a)	39	2,712
Time Warner Cable, Inc.	305	29,298
Time Warner, Inc.	1,283	73,926
TJX Cos., Inc.	1,203	56,240
Tractor Supply Co.	49	5,102
TripAdvisor, Inc. †	432	22,689
TRW Automotive Holdings Corp. †	182	10,010
Tupperware Brands Corp.	134	10,953
Ulta Salon Cosmetics & Fragrance, Inc. †	50	4,059
Under Armour, Inc., Class A †(a)	82	4,198
VF Corp.	51	8,555
Viacom, Inc., Class B	118	7,265
Walt Disney Co./The	2,187	124,222
Weight Watchers International, Inc.	51	2,148
Whirlpool Corp.	301	35,656
Wolverine World Wide, Inc. (a)	151	6,700
Wyndham Worldwide Corp.	277	17,861
Wynn Resorts Ltd.	37	4,631
Yum! Brands, Inc.	243	17,481

		1,841,207

Consumer Staples - 4.5%
Altria Group, Inc.	445	15,304
Brown-Forman Corp., Class B (a)	66	4,712
Casey’s General Stores, Inc.	44	2,565
Church & Dwight Co., Inc. (a)	85	5,494
Coca-Cola Co./The	102	4,125
Colgate-Palmolive Co.	155	18,295
ConAgra Foods, Inc.	182	6,517
Costco Wholesale Corp.	485	51,463
Estee Lauder Cos., Inc./The, Class A	151	9,669
Flowers Foods, Inc.	340	11,200
General Mills, Inc.	150	7,396
Green Mountain Coffee Roasters, Inc. †(a)	84	4,768
Herbalife Ltd. (Cayman Islands)	71	2,659
Hershey Co./The	95	8,315
Hormel Foods Corp.	136	5,619
JM Smucker Co./The	55	5,454
Kimberly-Clark Corp.	408	39,976
Lorillard, Inc.	183	7,384
Mead Johnson Nutrition Co.	82	6,351
Mondelez International, Inc., Class A	535	16,376
Monster Beverage Corp. †	364	17,377
Nu Skin Enterprises, Inc., Class A (a)	58	2,564
Philip Morris International, Inc.	37	3,430
Pricesmart, Inc. (a)	119	9,262
Reynolds American, Inc.	232	10,322
Smithfield Foods, Inc. †	116	3,072
TreeHouse Foods, Inc. †	39	2,541
Tyson Foods, Inc., Class A	192	4,765

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 4.5% (continued)
Wal-Mart Stores, Inc.	549	$41,082
Whole Foods Market, Inc.	135	11,711

		339,768

Energy - 4.5%
Anadarko Petroleum Corp.	60	5,247
Cabot Oil & Gas Corp.	239	16,159
CARBO Ceramics, Inc. (a)	17	1,548
Chesapeake Energy Corp. (a)	102	2,082
Chevron Corp.	66	7,842
Cobalt International Energy, Inc. †(a)	1,208	34,066
ConocoPhillips	135	8,114
EOG Resources, Inc.	141	18,058
EQT Corp.	82	5,556
FMC Technologies, Inc. †	64	3,481
Golar LNG Ltd. (Bermuda)	71	2,624
Helix Energy Solutions Group, Inc. †	469	10,731
HollyFrontier Corp.	81	4,167
Key Energy Services, Inc. †	134	1,083
Kinder Morgan, Inc.	607	23,479
Kodiak Oil & Gas Corp. †	1,503	13,662
Marathon Oil Corp.	178	6,002
Marathon Petroleum Corp.	799	71,590
Noble Energy, Inc.	23	2,660
Oasis Petroleum, Inc. †	30	1,142
Oceaneering International, Inc.	67	4,449
Range Resources Corp. (a)	84	6,807
Rosetta Resources, Inc. †	40	1,903
Seadrill Ltd. (Bermuda)	528	19,647
SM Energy Co.	42	2,487
Spectra Energy Corp.	227	6,980
Targa Resources Corp.	113	7,680
Tesoro Corp.	112	6,558
Valero Energy Corp.	739	33,617
Williams Cos., Inc./The	269	10,077
World Fuel Services Corp.	52	2,065

		341,563

Financials - 19.0%
American Campus Communities, Inc. REIT	63	2,856
American Express Co.	240	16,190
American Financial Group, Inc.	68	3,222
American International Group, Inc. †	2,292	88,976
American Tower Corp. REIT	508	39,075
Arch Capital Group Ltd. (Bermuda) †(a)	86	4,521
AvalonBay Communities, Inc. REIT	37	4,687
Bank of America Corp.	9,868	120,192
BB&T Corp.	375	11,771
Berkshire Hathaway, Inc., Class B †	1,562	162,760
Boston Properties, Inc. REIT	39	3,941
BRE Properties, Inc. REIT	50	2,434
Capital One Financial Corp.	817	44,894
Chubb Corp./The	190	16,631
Citigroup, Inc.	2,445	108,167
Digital Realty Trust, Inc. REIT (a)	55	3,680
Discover Financial Services	739	33,137
Equity Lifestyle Properties, Inc. REIT	31	2,381
Erie Indemnity Co., Class A	32	2,417
Essex Property Trust, Inc. REIT	22	3,313
Extra Space Storage, Inc. REIT	110	4,320
Federal Realty Investment Trust REIT	34	3,673
Fidelity National Financial, Inc., Class A	450	11,354

	SHARES	VALUE (Note 3)
Financials - 19.0% (continued)
Franklin Resources, Inc.	215	$32,424
General Growth Properties, Inc. REIT	1,839	36,559
Goldman Sachs Group, Inc./The	739	108,744
HCP, Inc. REIT	443	22,088
JPMorgan Chase & Co.	3,465	164,449
Marsh & McLennan Cos., Inc.	196	7,442
McGraw-Hill Cos., Inc./The	120	6,250
Moody’s Corp.	113	6,025
Morgan Stanley	1,451	31,893
Ocwen Financial Corp. †(a)	242	9,177
ProAssurance Corp.	66	3,124
Prologis, Inc. REIT	233	9,315
Public Storage REIT	117	17,821
Rayonier, Inc. REIT	72	4,296
Regions Financial Corp.	1,356	11,106
Simon Property Group, Inc. REIT	311	49,312
SunTrust Banks, Inc.	695	20,023
Tanger Factory Outlet Centers REIT (a)	263	9,515
Taubman Centers, Inc. REIT	130	10,096
Travelers Cos., Inc./The	301	25,341
US Bancorp	1,669	56,629
Ventas, Inc. REIT	229	16,763
Wells Fargo & Co.	2,537	93,844
WR Berkley Corp.	97	4,304

		1,451,132

Health Care - 15.6%
Abbott Laboratories	2,909	102,746
AbbVie, Inc.	447	18,229
Accretive Health, Inc. †	106	1,077
Actavis, Inc. †	45	4,145
Aetna, Inc.	150	7,668
Alexion Pharmaceuticals, Inc. †	280	25,799
Allergan, Inc.	105	11,721
AmerisourceBergen Corp.	190	9,776
Amgen, Inc.	886	90,824
Arena Pharmaceuticals, Inc. †(a)	1,886	15,484
athenahealth, Inc. †(a)	42	4,076
Biogen Idec, Inc. †	402	77,550
BioMarin Pharmaceutical, Inc. †	82	5,105
Bristol-Myers Squibb Co.	165	6,796
Cardinal Health, Inc.	99	4,120
Catamaran Corp. †	375	19,886
Celgene Corp. †	352	40,800
Cepheid, Inc. †(a)	65	2,494
Cerner Corp. †	78	7,391
Cigna Corp.	80	4,990
Cubist Pharmaceuticals, Inc. †(a)	74	3,465
Eli Lilly & Co.	1,653	93,874
Express Scripts Holding Co. †	773	44,563
Gilead Sciences, Inc. †	2,328	113,909
HCA Holdings, Inc.	942	38,274
Humana, Inc.	72	4,976
Intuitive Surgical, Inc. †	26	12,771
Jazz Pharmaceuticals PLC (Ireland) †	22	1,230
Johnson & Johnson	76	6,196
McKesson Corp.	63	6,802
Medivation, Inc. †	360	16,837
Merck & Co., Inc.	580	25,653
Omnicare, Inc.	90	3,665
Onyx Pharmaceuticals, Inc. †	115	10,219
Perrigo Co.	47	5,580

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 15.6% (continued)
Pfizer, Inc.	7,306	$210,851
Pharmacyclics, Inc. †	502	40,366
Regeneron Pharmaceuticals, Inc. †	211	37,220
Thermo Fisher Scientific, Inc.	321	24,553
UnitedHealth Group, Inc.	330	18,879
WellCare Health Plans, Inc. †	53	3,072
WellPoint, Inc.	89	5,895

		1,189,527

Industrials - 6.8%
A. O. Smith Corp.	349	25,676
Chart Industries, Inc. †	99	7,921
CLARCOR, Inc.	41	2,148
Clean Harbors, Inc. †(a)	45	2,614
Copart, Inc.†	321	11,004
Delta Air Lines, Inc. †	1,583	26,135
Donaldson Co., Inc.	84	3,040
Fastenal Co. (a)	131	6,727
Fortune Brands Home & Security, Inc. †	1,504	56,295
Generac Holdings, Inc.	512	18,094
General Electric Co.	2,687	62,123
Hexcel Corp. †(a)	109	3,162
Illinois Tool Works, Inc.	571	34,797
Iron Mountain, Inc.	125	4,539
Kansas City Southern	58	6,432
Kirby Corp. †(a)	47	3,610
Lincoln Electric Holdings, Inc.	197	10,674
Lockheed Martin Corp.	39	3,764
Norfolk Southern Corp.	121	9,327
Old Dominion Freight Line, Inc. †	256	9,779
Precision Castparts Corp.	33	6,257
Rollins, Inc.	380	9,329
Ryder System, Inc.	25	1,494
Teledyne Technologies, Inc. †	41	3,216
Towers Watson & Co., Class A	39	2,704
TransDigm Group, Inc.	32	4,893
Triumph Group, Inc.	44	3,454
Union Pacific Corp.	401	57,106
United Continental Holdings, Inc. †	230	7,362
United Parcel Service, Inc., Class B	166	14,259
United Rentals, Inc. †(a)	336	18,470
USG Corp.†	586	15,494
Verisk Analytics, Inc., Class A †	448	27,610
Wabtec Corp.	40	4,084
Waste Connections, Inc.	76	2,735
WESCO International, Inc. †	423	30,714

		517,042

Information Technology - 15.1%
3D Systems Corp. †(a)	660	21,278
Alliance Data Systems Corp. †(a)	33	5,342
AOL, Inc. †	358	13,779
Apple, Inc.	22	9,738
Automatic Data Processing, Inc.	159	10,338
Cadence Design Systems, Inc. †	803	11,186
Cisco Systems, Inc.	802	16,770
CommVault Systems, Inc. †(a)	125	10,248
Dell, Inc.	606	8,684
eBay, Inc. †	1,901	103,072
Electronic Arts, Inc. †	216	3,823
Equinix, Inc. †	116	25,092
FleetCor Technologies, Inc. †	196	15,027
Fortinet, Inc. †	124	2,936

	SHARES	VALUE (Note 3)
Information Technology - 15.1% (continued)
Fusion-io, Inc. †(a)	135	$2,210
Google, Inc., Class A †	322	255,678
IAC/InterActiveCorp	82	3,664
Intel Corp.	648	14,159
International Business Machines Corp.	24	5,119
Intuit, Inc.	74	4,858
IPG Photonics Corp. (a)	133	8,833
Jack Henry & Associates, Inc.	216	9,981
KLA-Tencor Corp.	80	4,219
LinkedIn Corp., Class A †	265	46,656
Mastercard, Inc., Class A	135	73,053
Microsoft Corp.	300	8,583
Molex, Inc.	79	2,313
Motorola Solutions, Inc.	138	8,836
NCR Corp. †	290	7,992
NetSuite, Inc. †	72	5,764
NeuStar, Inc., Class A †	209	9,725
Nuance Communications, Inc. †(a)	155	3,128
Oracle Corp.	5,636	182,268
QUALCOMM, Inc.	171	11,448
Rackspace Hosting, Inc. †	82	4,139
Salesforce.com, Inc. †	270	48,284
SolarWinds, Inc. †	98	5,792
Teradata Corp. †	80	4,681
TIBCO Software, Inc. †	93	1,881
Total System Services, Inc.	143	3,544
Ultimate Software Group, Inc. †(a)	87	9,062
Universal Display Corp. †	41	1,205
VeriFone Systems, Inc. †	48	993
Visa, Inc., Class A	779	132,305
VMware, Inc., Class A †	140	11,043
Xilinx, Inc.	97	3,703

		1,152,432

Materials - 3.3%
Airgas, Inc.	30	2,975
Allied Nevada Gold Corp. †	73	1,202
Axiall Corp.	110	6,838
Carpenter Technology Corp.	51	2,514
Celanese Corp., Series A	24	1,057
CF Industries Holdings, Inc.	82	15,610
Chemtura Corp. †	274	5,921
Ecolab, Inc.	65	5,212
International Paper Co.	525	24,455
Monsanto Co.	721	76,159
NewMarket Corp.	42	10,935
Newmont Mining Corp.	60	2,513
PPG Industries, Inc.	318	42,593
Praxair, Inc.	34	3,792
Royal Gold, Inc.	48	3,409
Sherwin-Williams Co./The	270	45,600
WR Grace & Co. †	48	3,721

		254,506

Telecommunication Services - 3.1%
AT&T, Inc.	3,715	136,303
Crown Castle International Corp. †	380	26,463
Verizon Communications, Inc.	1,564	76,871

		239,637

Utilities - 1.8%
AGL Resources, Inc.	62	2,601
Ameren Corp.	110	3,852

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Utilities - 1.8% (continued)
American Electric Power Co., Inc.	130	$6,322
American Water Works Co., Inc.	122	5,056
Calpine Corp. †	225	4,635
CenterPoint Energy, Inc.	247	5,918
Cleco Corp.	70	3,292
CMS Energy Corp. (a)	150	4,191
Consolidated Edison, Inc.	120	7,324
Dominion Resources, Inc.	205	11,927
DTE Energy Co.	87	5,946
FirstEnergy Corp.	177	7,469
ITC Holdings Corp. (a)	37	3,303
NextEra Energy, Inc.	56	4,350
NiSource, Inc.	195	5,721
OGE Energy Corp.	61	4,269
ONEOK, Inc.	108	5,148
Pinnacle West Capital Corp.	73	4,226
Portland General Electric Co.	345	10,464
PPL Corp.	242	7,577
Questar Corp.	410	9,975
UIL Holdings Corp.	72	2,850
WGL Holdings, Inc. (a)	68	2,999
Wisconsin Energy Corp.	89	3,817
Xcel Energy, Inc.	158	4,693

		137,925

TOTAL COMMON STOCKS (cost $6,618,505)		7,464,739

EXCHANGE-TRADED FUNDS - 0.8%

Mutual Fund - 0.8%
SPDR S&P 500 ETF Trust (cost $58,399)	395	61,837

MONEY MARKET FUNDS - 0.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b) (cost $44,479)	44,479	44,479

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 3.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (2)(b)(c) (cost $274,207)	274,207	274,207

TOTAL INVESTMENTS - 102.8% (cost $6,995,590)		7,845,262

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8%)		(211,872)

NET ASSETS - 100.0%		$7,633,390

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $269,431; cash collateral of $274,207 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 28, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.3%	SHARES	VALUE (Note 3)
Consumer Discretionary - 15.2%
AFC Enterprises, Inc. †	273	$9,918
American Public Education, Inc. †(a)	58	2,024
America’s Car-Mart, Inc. †	61	2,851
ANN, Inc. †	284	8,242
Arctic Cat, Inc. †	166	7,254
Asbury Automotive Group, Inc. †	376	13,795
Ascent Capital Group, Inc., Class A †	63	4,690
Beazer Homes USA, Inc. †(a)	314	4,974
bebe stores, inc. (a)	410	1,710
Belo Corp., Class A	816	8,021
BJ’s Restaurants, Inc. †	57	1,897
Black Diamond, Inc. †(a)	382	3,480
Bob Evans Farms, Inc.	192	8,183
Bon-Ton Stores, Inc./The	543	7,059
Brown Shoe Co., Inc.	531	8,496
Brunswick Corp.	116	3,970
Buffalo Wild Wings, Inc. †(a)	66	5,777
Cabela’s, Inc. †(a)	102	6,200
Carriage Services, Inc.	352	7,480
Children’s Place Retail Stores, Inc./The †	73	3,272
Churchill Downs, Inc. (a)	75	5,253
Coinstar, Inc. †(a)	52	3,038
Conn’s, Inc. †(a)	363	13,032
Cooper Tire & Rubber Co.	371	9,520
Core-Mark Holding Co., Inc.	49	2,514
Cracker Barrel Old Country Store, Inc.	222	17,949
DineEquity, Inc.	99	6,810
Domino’s Pizza, Inc.	176	9,053
Dorman Products, Inc.	216	8,037
Drew Industries, Inc.	70	2,542
Einstein Noah Restaurant Group, Inc.	366	5,428
Ethan Allen Interiors, Inc. (a)	121	3,983
Fiesta Restaurant Group, Inc. †	173	4,597
Fifth & Pacific Cos., Inc. †	902	17,030
Finish Line, Inc./The, Class A (a)	238	4,662
Fisher Communications, Inc.	68	2,668
Francesca’s Holdings Corp. †(a)	86	2,465
Genesco, Inc. †	38	2,283
Gentherm, Inc. †	157	2,572
G-III Apparel Group Ltd. †(a)	239	9,586
Grand Canyon Education, Inc. †	268	6,805
Group 1 Automotive, Inc. (a)	93	5,587
Helen of Troy Ltd. (Bermuda) †	96	3,683
Hibbett Sports, Inc. †(a)	172	9,678
Hillenbrand, Inc.	64	1,618
Hovnanian Enterprises, Inc., Class A †	1,709	9,861
iRobot Corp. †(a)	130	3,336
Jos. A. Bank Clothiers, Inc. †	118	4,708
K12, Inc. †	78	1,881
KB Home	685	14,912
Krispy Kreme Doughnuts, Inc. †(a)	235	3,393
La-Z-Boy, Inc.	430	8,114
LeapFrog Enterprises, Inc. †	701	6,001
LIN TV Corp., Class A †(a)	714	7,847
Lions Gate Entertainment Corp. †	298	7,083
Lithia Motors, Inc., Class A	269	12,772
Lumber Liquidators Holdings, Inc. †	305	21,417
M/I Homes, Inc. †	386	9,438
Marriott Vacations Worldwide Corp. †	573	24,587
McClatchy Co./The, Class A †	1,026	2,975
MDC Holdings, Inc.	331	12,131

	SHARES	VALUE (Note 3)
Consumer Discretionary - 15.2% (continued)
Men’s Wearhouse, Inc./The	77	$2,573
Meritage Homes Corp. †	248	11,621
Monro Muffler Brake, Inc. (a)	114	4,527
Movado Group, Inc.	246	8,246
Multimedia Games Holding Co., Inc. †	490	10,226
NACCO Industries, Inc., Class A	143	7,630
New York Times Co./The, Class A †	552	5,410
Nexstar Broadcasting Group, Inc., Class A	220	3,960
Orient-Express Hotels Ltd., Class A (Bermuda) †	546	5,384
Oxford Industries, Inc. (a)	75	3,983
Papa John’s International, Inc. †	112	6,924
Penske Automotive Group, Inc.	131	4,370
Pier 1 Imports, Inc. (a)	221	5,083
Pool Corp.	199	9,552
Red Robin Gourmet Burgers, Inc. †	87	3,967
rue21 inc †	139	4,085
Ryland Group, Inc./The (a)	377	15,691
Sinclair Broadcast Group, Inc., Class A	335	6,780
Skechers U.S.A., Inc., Class A †	234	4,949
Smith & Wesson Holding Corp. †	1,136	10,224
Sonic Automotive, Inc., Class A	237	5,252
Stage Stores, Inc.	411	10,637
Standard Motor Products, Inc.	126	3,493
Standard Pacific Corp. †	722	6,238
Steven Madden Ltd. †	109	4,702
Sturm, Ruger & Co., Inc.	220	11,161
Thor Industries, Inc.	190	6,990
Town Sports International Holdings, Inc.	240	2,270
True Religion Apparel, Inc.	123	3,212
Vitamin Shoppe, Inc. †(a)	232	11,333
Zale Corp. †(a)	736	2,892

		633,507

Consumer Staples - 3.6%
Andersons, Inc./The	86	4,603
B&G Foods, Inc.	336	10,245
Boston Beer Co., Inc./The, Class A †	72	11,494
Boulder Brands, Inc. †	962	8,639
Calavo Growers, Inc.	67	1,928
Cal-Maine Foods, Inc.	101	4,298
Coca-Cola Bottling Co. Consolidated (a)	37	2,232
Dean Foods Co. †	222	4,025
Elizabeth Arden, Inc. †	131	5,273
Fresh Del Monte Produce, Inc.	157	4,236
Hain Celestial Group, Inc./The †(a)	80	4,886
Harbinger Group, Inc. †	1,228	10,143
J&J Snack Foods Corp.	84	6,459
Lancaster Colony Corp.	40	3,080
Lifevantage Corp. †	3,107	7,301
Medifast, Inc. †	203	4,653
Omega Protein Corp. †	138	1,483
Prestige Brands Holdings, Inc. †	333	8,555
Revlon, Inc., Class A †	233	5,210
Sanderson Farms, Inc.	65	3,550
Snyders-Lance, Inc.	152	3,839
Spartan Stores, Inc.	107	1,878
Spectrum Brands Holdings, Inc.	123	6,961
Star Scientific, Inc. †(a)	1,901	3,156
Susser Holdings Corp. †	195	9,966
Universal Corp. (a)	72	4,035

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 3.6% (continued)
WD-40 Co.	78	$4,272
Weis Markets, Inc.	80	3,256

		149,656

Energy - 4.1%
Alon USA Energy, Inc.	292	5,563
Bonanza Creek Energy, Inc. †	353	13,651
Bristow Group, Inc.	51	3,363
C&J Energy Services, Inc. †	308	7,053
Cheniere Energy, Inc. †	188	5,264
Crosstex Energy, Inc.	243	4,680
Dawson Geophysical Co. †	42	1,260
Delek US Holdings, Inc.	505	19,927
Enbridge Energy Management LLC †	107	3,234
EPL Oil & Gas, Inc. †(a)	282	7,560
Evolution Petroleum Corp. †(a)	187	1,898
Exterran Holdings, Inc. †	523	14,121
Geospace Technologies Corp. †	120	12,950
Goodrich Petroleum Corp. †	71	1,111
Gulf Island Fabrication, Inc.	61	1,285
Halcon Resources Corp. †	354	2,758
Hercules Offshore, Inc. †	631	4,682
Hornbeck Offshore Services, Inc. †(a)	60	2,788
Kodiak Oil & Gas Corp. †	259	2,354
PHI, Inc. †	89	3,045
Rentech, Inc.	1,324	3,111
REX American Resources Corp. †	79	1,747
Rex Energy Corp. †(a)	251	4,137
SemGroup Corp., Class A †	338	17,481
Ship Finance International Ltd. (Bermuda)	797	14,059
TGC Industries, Inc.	573	5,673
Western Refining, Inc. (a)	170	6,020

		170,775

Financials - 25.7%
1st Source Corp.	130	3,081
Acadia Realty Trust REIT	188	5,221
Alexander & Baldwin, Inc. †	121	4,326
American Assets Trust, Inc. REIT	456	14,597
American Realty Capital Properties, Inc. REIT	1,969	28,905
AMERISAFE, Inc.	115	4,087
Amtrust Financial Services, Inc. (a)	180	6,237
Associated Estates Realty Corp. REIT (a)	200	3,728
Bank of the Ozarks, Inc.	413	18,317
Banner Corp.	212	6,748
BBCN Bancorp, Inc.	497	6,491
BofI Holding, Inc. †	288	10,333
Boston Private Financial Holdings, Inc. (a)	425	4,199
Brandywine Realty Trust REIT (a)	912	13,543
Cash America International, Inc. (a)	26	1,364
Cedar Realty Trust, Inc. REIT	989	6,043
Chatham Lodging Trust REIT	230	4,050
Chesapeake Lodging Trust REIT	332	7,616
Citizens, Inc. †	264	2,215
CNO Financial Group, Inc.	725	8,301
Cohen & Steers, Inc.	106	3,823
Colonial Properties Trust REIT	532	12,029
Community Bank System, Inc. (a)	218	6,459
Community Trust Bancorp, Inc.	85	2,893
Consumer Portfolio Services, Inc. †	638	7,471

	SHARES	VALUE (Note 3)
Financials - 25.7% (continued)
Coresite Realty Corp. REIT	334	$11,683
CubeSmart REIT	892	14,094
CVB Financial Corp. (a)	482	5,432
DCT Industrial Trust, Inc. REIT (a)	1,582	11,707
DFC Global Corp. †(a)	70	1,165
DuPont Fabros Technology, Inc. REIT	276	6,699
Eagle Bancorp, Inc. †	112	2,452
EastGroup Properties, Inc. REIT (a)	204	11,873
Education Realty Trust, Inc. REIT	966	10,172
eHealth, Inc. †	349	6,240
Employers Holdings, Inc.	119	2,791
Enstar Group Ltd. (Bermuda) †	55	6,836
Excel Trust, Inc. REIT	195	2,662
Ezcorp, Inc., Class A †	144	3,067
FBL Financial Group, Inc., Class A	141	5,479
Federal Agricultural Mortgage Corp., Class C	183	5,635
FelCor Lodging Trust, Inc. REIT †	1,903	11,323
Fidus Investment Corp.	866	16,584
Financial Engines, Inc.	115	4,165
First Busey Corp.	512	2,340
First Cash Financial Services, Inc. †	128	7,468
First Financial Corp.	67	2,110
First Industrial Realty Trust, Inc. REIT	954	16,342
First Interstate Bancsystem, Inc.	725	13,637
Flagstar Bancorp, Inc. †	387	5,391
FNB Corp. (a)	528	6,389
FXCM, Inc., Class A	276	3,776
Geo Group, Inc./The REIT	559	21,030
Gladstone Investment Corp. (a)	220	1,608
Glimcher Realty Trust REIT (a)	692	8,027
Golub Capital BDC, Inc.	236	3,896
Gyrodyne Co. of America, Inc. REIT	18	1,323
HFF, Inc., Class A	152	3,029
Home BancShares, Inc.	287	10,811
Home Loan Servicing Solutions Ltd. (CaymanIslands)	385	8,982
Homeowners Choice, Inc.	513	13,979
HomeStreet, Inc. †	265	5,920
Hudson Pacific Properties, Inc. REIT (a)	472	10,266
International Bancshares Corp.	362	7,530
Investors Bancorp, Inc.	291	5,465
Kemper Corp.	236	7,696
Lakeland Financial Corp.	116	3,096
LTC Properties, Inc. REIT	138	5,621
Maiden Holdings Ltd. (Bermuda)	347	3,675
Main Street Capital Corp.	317	10,173
MarketAxess Holdings, Inc.	166	6,192
MB Financial, Inc.	97	2,345
MBIA, Inc. †	175	1,797
Meadowbrook Insurance Group, Inc. (a)	279	1,967
Medallion Financial Corp.	191	2,525
Medley Capital Corp. (a)	994	15,755
Mercantile Bank Corp.	40	668
National Financial Partners Corp. †(a)	188	4,217
National Interstate Corp.	96	2,878
National Penn Bancshares, Inc. (a)	862	9,215
Nelnet, Inc., Class A	74	2,501
New Mountain Finance Corp.	1,418	20,731
Old National Bancorp	280	3,850
OmniAmerican Bancorp, Inc. †	247	6,244

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 25.7% (continued)
OneBeacon Insurance Group Ltd., Class A	661	$8,937
Oritani Financial Corp.	260	4,027
Pacific Premier Bancorp, Inc. †	322	4,234
PacWest Bancorp (a)	303	8,820
Pebblebrook Hotel Trust REIT (a)	276	7,118
Pennsylvania Real Estate Investment Trust REIT	803	15,570
PHH Corp. †	493	10,826
Pinnacle Financial Partners, Inc. †	181	4,228
Platinum Underwriters Holdings Ltd. (Bermuda)	224	12,501
Portfolio Recovery Associates, Inc. †(a)	112	14,215
Primerica, Inc.	444	14,554
PrivateBancorp, Inc.	381	7,205
Prospect Capital Corp. (a)	806	8,793
PS Business Parks, Inc. REIT	143	11,286
Radian Group, Inc.	1,791	19,182
RAIT Financial Trust REIT	853	6,798
Ramco-Gershenson Properties Trust REIT	567	9,526
Retail Opportunity Investments Corp. REIT	228	3,194
Rockville Financial, Inc.	241	3,123
Ryman Hospitality Properties REIT	294	13,451
Sabra Health Care REIT, Inc. REIT	393	11,401
Security National Financial Corp., Class A †	819	5,880
Selective Insurance Group, Inc.	103	2,473
Solar Senior Capital Ltd.	227	4,358
Sovran Self Storage, Inc. REIT	310	19,992
STAG Industrial, Inc. REIT	942	20,036
Stewart Information Services Corp.	227	5,782
Strategic Hotels & Resorts, Inc. REIT †	1,142	9,536
Sun Communities, Inc. REIT (a)	184	9,077
Sunstone Hotel Investors, Inc. REIT†	1,678	20,656
Susquehanna Bancshares, Inc.	548	6,812
SWS Group, Inc. †	203	1,228
Symetra Financial Corp. (a)	671	8,998
Synovus Financial Corp. (a)	3,270	9,058
Taylor Capital Group, Inc. †	206	3,294
Territorial Bancorp, Inc. (a)	211	5,018
Texas Capital Bancshares, Inc. †	258	10,436
THL Credit, Inc.	834	12,493
Triangle Capital Corp.	324	9,069
Trustmark Corp.	208	5,202
UMB Financial Corp.	34	1,668
Umpqua Holdings Corp.	478	6,338
United Bankshares, Inc. (a)	73	1,943
United Financial Bancorp, Inc.	122	1,854
Universal Health Realty Income Trust REIT	73	4,213
ViewPoint Financial Group, Inc.	492	9,894
Virtus Investment Partners, Inc. †	149	27,756
Walker & Dunlop, Inc. †(a)	462	8,302
Walter Investment Management Corp. †(a)	74	2,757
Webster Financial Corp.	223	5,410
WesBanco, Inc.	152	3,640
Western Alliance Bancorp †(a)	525	7,266
Whitestone REIT REIT	253	3,830
WisdomTree Investments, Inc. †	468	4,867

	SHARES	VALUE (Note 3)
Financials - 25.7% (continued)
World Acceptance Corp. †(a)	66	$5,667
Zillow, Inc., Class A †	94	5,139

		1,071,532

Health Care - 17.1%
Abaxis, Inc.	257	12,161
ABIOMED, Inc. †(a)	235	4,387
Acadia Healthcare Co., Inc. †(a)	729	21,425
ACADIA Pharmaceuticals, Inc. †	1,474	11,704
AcelRx Pharmaceuticals, Inc. †	755	3,896
Achillion Pharmaceuticals, Inc. †	345	3,015
Acorda Therapeutics, Inc. †	61	1,954
Addus HomeCare Corp. †	351	4,630
Aegerion Pharmaceuticals, Inc. †	264	10,650
Affymax, Inc. †	2,209	3,070
Air Methods Corp.	312	15,051
Akorn, Inc. †(a)	262	3,623
Albany Molecular Research, Inc. †	622	6,537
Align Technology, Inc. †	105	3,518
Alkermes PLC (Ireland) †	155	3,675
Alnylam Pharmaceuticals, Inc. †	394	9,602
AMN Healthcare Services, Inc. †	443	7,013
Amsurg Corp. †	151	5,080
Analogic Corp.	62	4,899
Anika Therapeutics, Inc. †(a)	394	5,721
Antares Pharma, Inc. †(a)	931	3,333
Arena Pharmaceuticals, Inc. †(a)	540	4,433
Ariad Pharmaceuticals, Inc. †	118	2,135
Array BioPharma, Inc. †	1,518	7,469
Biolase, Inc. †(a)	391	1,556
Bio-Reference Labs, Inc. †	414	10,756
BioScrip, Inc. †	757	9,621
Cambrex Corp. †	263	3,364
Cantel Medical Corp.	280	8,417
Capital Senior Living Corp. †	432	11,418
Celldex Therapeutics, Inc. †	715	8,280
Celsion Corp. †	4,894	5,139
Centene Corp. †	61	2,686
Conceptus, Inc. †	306	7,390
Curis, Inc. †	447	1,466
Cyberonics, Inc. †	240	11,234
Cynosure, Inc., Class A †	245	6,412
DexCom, Inc. †	511	8,544
Dynavax Technologies Corp. †	1,432	3,179
Endocyte, Inc. †	780	9,711
Endologix, Inc. †	490	7,913
Exact Sciences Corp. †	307	3,009
ExamWorks Group, Inc. †(a)	253	4,382
Exelixis, Inc. †(a)	177	818
Furiex Pharmaceuticals, Inc. †	216	8,096
GenMark Diagnostics, Inc. †	694	8,966
Genomic Health, Inc. †	224	6,335
Gentiva Health Services, Inc. †	402	4,350
Hanger, Inc. †	261	8,229
HealthStream, Inc. †	255	5,850
HeartWare International, Inc. †	87	7,693
Hi-Tech Pharmacal Co., Inc. (a)	77	2,549
ICU Medical, Inc. †	259	15,268
Idenix Pharmaceuticals, Inc. †(a)	334	1,189
ImmunoGen, Inc. †(a)	127	2,040
Infinity Pharmaceuticals, Inc. †	498	24,138
Insulet Corp.† (a)	205	5,301

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 17.1% (continued)
InterMune, Inc. †(a)	139	$1,258
IPC The Hospitalist Co., Inc. †	27	1,201
Isis Pharmaceuticals, Inc. †(a)	610	10,333
Jazz Pharmaceuticals PLC (Ireland) †	72	4,025
Keryx Biopharmaceuticals, Inc. †	680	4,787
Lexicon Pharmaceuticals, Inc. †(a)	4,198	9,152
Ligand Pharmaceuticals, Inc., Class B †	179	4,770
Luminex Corp. †	195	3,221
Magellan Health Services, Inc. †	46	2,188
MedAssets, Inc. †	339	6,526
Medicines Co./The †	244	8,154
Medidata Solutions, Inc. †	149	8,639
Medivation, Inc. †	144	6,735
Merge Healthcare, Inc. †(a)	546	1,578
Merit Medical Systems, Inc. †	161	1,974
Momenta Pharmaceuticals, Inc. †	100	1,334
MWI Veterinary Supply, Inc. †	110	14,549
Nanosphere, Inc. †(a)	1,470	3,234
Navidea Biopharmaceuticals, Inc. †	438	1,187
Nektar Therapeutics †(a)	1,048	11,528
NewLink Genetics Corp. †	309	3,791
NPS Pharmaceuticals, Inc. †(a)	1,089	11,097
Omeros Corp. †(a)	747	3,078
Omnicell, Inc. †	188	3,549
Oncothyreon, Inc. †(a)	759	1,579
OPKO Health, Inc. †(a)	445	3,395
Optimer Pharmaceuticals, Inc. †(a)	216	2,570
OraSure Technologies, Inc. †	284	1,534
Orexigen Therapeutics, Inc. †(a)	1,467	9,169
Pacira Pharmaceuticals, Inc. †	552	15,931
PAREXEL International Corp. †	228	9,008
PDL BioPharma, Inc. (a)	712	5,205
Pharmacyclics, Inc. †	104	8,363
Quidel Corp. †	203	4,821
Repros Therapeutics, Inc. †(a)	959	15,440
RTI Biologics, Inc. †	1,546	6,091
Santarus, Inc. †	731	12,668
Sarepta Therapeutics, Inc. †	330	12,193
Select Medical Holdings Corp.	1,022	9,198
Skilled Healthcare Group, Inc., Class A †	623	4,093
Spectranetics Corp. †(a)	556	10,303
Spectrum Pharmaceuticals, Inc.	151	1,126
Staar Surgical Co. †(a)	228	1,284
Sunesis Pharmaceuticals, Inc. †(a)	1,476	8,074
Synergy Pharmaceuticals, Inc. †	711	4,316
Synta Pharmaceuticals Corp. †(a)	981	8,437
TearLab Corp. †	600	4,140
Threshold Pharmaceuticals, Inc. †(a)	1,495	6,892
Universal American Corp.	417	3,474
Vanguard Health Systems, Inc. †	264	3,926
Vical, Inc. †(a)	620	2,468
Vivus, Inc. †(a)	199	2,189
West Pharmaceutical Services, Inc.	178	11,559
Wright Medical Group, Inc. †	352	8,381
XenoPort, Inc. †	408	2,917
ZIOPHARM Oncology, Inc. †(a)	300	549

		713,461

Industrials - 13.8%
AAON, Inc.	131	3,614
Aceto Corp.	644	7,129
Advisory Board Co./The †	101	5,305

	SHARES	VALUE (Note 3)
Industrials - 13.8% (continued)
Aerovironment, Inc. †	107	$1,940
Aircastle Ltd.	313	4,282
Albany International Corp., Class A	105	3,034
Allegiant Travel Co.	229	20,331
AMERCO	85	14,751
American Railcar Industries, Inc.	113	5,282
American Woodmark Corp. †	270	9,188
Apogee Enterprises, Inc.	271	7,845
Applied Industrial Technologies, Inc.	164	7,380
Argan, Inc.	130	1,938
Astec Industries, Inc. (a)	103	3,598
Astronics Corp. †	75	2,236
Avis Budget Group, Inc. †(a)	469	13,052
AZZ, Inc.	116	5,591
Barnes Group, Inc.	224	6,480
Barrett Business Services, Inc. (a)	211	11,111
Beacon Roofing Supply, Inc. †(a)	267	10,322
Brink’s Co./The	68	1,922
Builders FirstSource, Inc. †	1,259	7,378
Capstone Turbine Corp. †	1,193	1,074
Chart Industries, Inc. †	43	3,440
Colfax Corp. †	113	5,259
Corporate Executive Board Co./The	53	3,082
Curtiss-Wright Corp.	66	2,290
Deluxe Corp. (a)	367	15,194
DigitalGlobe, Inc. †	247	7,141
Douglas Dynamics, Inc. (a)	179	2,474
DXP Enterprises, Inc. †	198	14,791
Dycom Industries, Inc. †	159	3,131
Echo Global Logistics, Inc. †	134	2,964
Encore Wire Corp.	111	3,887
EnerSys, Inc. †	213	9,709
Exponent, Inc.	69	3,722
Forward Air Corp.	130	4,848
Franklin Electric Co., Inc.	202	6,781
FTI Consulting, Inc. †(a)	53	1,996
GATX Corp. (a)	58	3,014
GenCorp, Inc. †(a)	259	3,445
Generac Holdings, Inc.	415	14,666
Gorman-Rupp Co./The	102	3,065
GP Strategies Corp. †	152	3,627
H&E Equipment Services, Inc.	289	5,896
Healthcare Services Group, Inc. (a)	518	13,276
Huron Consulting Group, Inc. †	102	4,113
Hyster-Yale Materials Handling, Inc.	124	7,079
ICF International, Inc. †(a)	68	1,850
InnerWorkings, Inc. †(a)	264	3,997
Kaman Corp. (a)	93	3,299
KEYW Holding Corp./The †	619	9,984
Kimball International, Inc., Class B	371	3,361
Lydall, Inc. †(a)	165	2,533
Macquarie Infrastructure Co. LLC	173	9,349
Manitex International, Inc. †	395	4,902
Manitowoc Co., Inc./The	444	9,129
MasTec, Inc. †(a)	395	11,514
Matson, Inc.	121	2,977
McGrath RentCorp.	83	2,581
Middleby Corp. †	56	8,520
Mine Safety Appliances Co.	161	7,989
Mistras Group, Inc. †	236	5,714
Mueller Industries, Inc.	166	8,846
Mueller Water Products, Inc., Class A	1,356	8,041

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 13.8% (continued)
Multi-Color Corp.	103	$2,656
Navigant Consulting, Inc. †	256	3,364
Nortek, Inc. †	210	14,986
On Assignment, Inc. †	426	10,782
Patrick Industries, Inc. †	922	14,531
Primoris Services Corp.	239	5,284
Proto Labs, Inc. †	96	4,714
Quad/Graphics, Inc.	344	8,235
Quality Distribution, Inc. †	153	1,287
RBC Bearings, Inc. †(a)	66	3,337
Roadrunner Transportation Systems, Inc. †	126	2,898
Saia, Inc. †	229	8,283
Simpson Manufacturing Co., Inc. (a)	89	2,724
Standex International Corp.	60	3,313
Steelcase, Inc., Class A	547	8,057
Sun Hydraulics Corp. (a)	83	2,698
Taser International, Inc. †	464	3,689
Team, Inc. †	99	4,066
Tennant Co.	62	3,011
Textainer Group Holdings Ltd.	231	9,136
Thermon Group Holdings, Inc. †	117	2,599
Titan International, Inc.	137	2,888
TRC Cos., Inc. †	50	323
Trex Co., Inc. †(a)	201	9,885
Twin Disc, Inc. (a)	79	1,981
United Rentals, Inc. †(a)	89	4,892
United Stationers, Inc. (a)	120	4,638
US Ecology, Inc.	115	3,053
USG Corp. †	223	5,896
Watts Water Technologies, Inc., Class A	58	2,783
Werner Enterprises, Inc. (a)	267	6,445
XPO Logistics, Inc. †	226	3,806

		574,499

Information Technology - 12.4%
3D Systems Corp. †(a)	133	4,288
ACI Worldwide, Inc. †(a)	147	7,182
Actuate Corp. †	330	1,980
AOL, Inc. †	173	6,659
Arris Group, Inc. †	469	8,053
Aspen Technology, Inc. †	281	9,073
ATMI, Inc. †	113	2,535
Blackbaud, Inc. (a)	186	5,511
Blucora, Inc. †	397	6,146
Bottomline Technologies de, Inc. †	106	3,022
Brooks Automation, Inc.	216	2,199
CACI International, Inc., Class A †(a)	39	2,257
CalAmp Corp. †	717	7,865
Cardtronics, Inc. †	192	5,272
Cass Information Systems, Inc.	62	2,606
CEVA, Inc. †	113	1,763
Cirrus Logic, Inc. †	157	3,572
Cognex Corp.	109	4,594
Coherent, Inc.	68	3,858
CommVault Systems, Inc. †(a)	72	5,903
Computer Task Group, Inc.	144	3,080
Comtech Telecommunications Corp.	107	2,598
Cornerstone OnDemand, Inc. †	438	14,936
CoStar Group, Inc. †	108	11,822
Cray, Inc. †	618	14,344
Datalink Corp. †	194	2,343

	SHARES	VALUE (Note 3)
Information Technology - 12.4% (continued)
Dealertrack Technologies, Inc. †(a)	171	$5,024
Electro Rent Corp.	141	2,614
Electronics for Imaging, Inc. †	183	4,641
Ellie Mae, Inc. †	797	19,168
Entegris, Inc. †	550	5,423
Euronet Worldwide, Inc. †	143	3,767
ExlService Holdings, Inc. †	162	5,327
Fair Isaac Corp.	165	7,539
FARO Technologies, Inc. †	79	3,428
FEI Co.	87	5,616
Global Cash Access Holdings, Inc. †	470	3,313
Globecomm Systems, Inc. †	166	1,994
Glu Mobile, Inc. †(a)	1,754	5,227
GT Advanced Technologies, Inc. †	207	681
Heartland Payment Systems, Inc. (a)	174	5,737
Insight Enterprises, Inc. †	194	4,000
Integrated Silicon Solution, Inc. †(a)	174	1,596
Ixia †(a)	344	7,444
j2 Global, Inc. (a)	128	5,019
Keynote Systems, Inc.	110	1,536
Kulicke & Soffa Industries, Inc. †	235	2,717
Lattice Semiconductor Corp. †	450	2,452
Liquidity Services, Inc. †(a)	81	2,415
LivePerson, Inc. †(a)	246	3,341
Loral Space & Communications, Inc.	167	10,334
Manhattan Associates, Inc. †	104	7,726
Market Leader, Inc. †(a)	546	4,892
MAXIMUS, Inc.	137	10,956
Measurement Specialties, Inc. †	59	2,346
Mentor Graphics Corp.	559	10,090
MicroStrategy, Inc., Class A †	10	1,011
MKS Instruments, Inc.	143	3,890
Monolithic Power Systems, Inc.	276	6,726
Monotype Imaging Holdings, Inc.	188	4,465
MTS Systems Corp.	53	3,082
Nanometrics, Inc. †	125	1,804
Netscout Systems, Inc. †	276	6,781
NetSol Technologies, Inc. †	328	4,320
NIC, Inc.	297	5,690
OSI Systems, Inc. †	155	9,655
Parkervision, Inc. †	985	3,615
PC Connection, Inc.	132	2,158
PDF Solutions, Inc. †	254	4,069
Pegasystems, Inc.	54	1,516
PROS Holdings, Inc. †	171	4,646
Rogers Corp. †	60	2,857
Saba Software, Inc. †	585	4,651
Sapient Corp. †	247	3,011
ScanSource, Inc. †	78	2,201
SciQuest, Inc. †	176	4,231
Semtech Corp. †	117	4,141
Silicon Graphics International Corp. †	221	3,039
Sourcefire, Inc. †(a)	253	14,985
Spansion, Inc., Class A †	279	3,591
SPS Commerce, Inc. †(a)	281	11,990
SS&C Technologies Holdings, Inc. †	374	11,212
Stamps.com, Inc. †(a)	180	4,495
Stratasys Ltd. †	338	25,086
Super Micro Computer, Inc. †	181	2,043
TiVo, Inc. †	368	4,559
Tyler Technologies, Inc. †	137	8,393
Ultimate Software Group, Inc. †	83	8,645

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 12.4% (continued)
Ultratech, Inc. †	112	$4,427
Uni-Pixel, Inc. †	378	11,586
Unisys Corp. †(a)	76	1,729
USA Technologies, Inc. †	881	2,308
ValueClick, Inc. †	209	6,176
VirnetX Holding Corp. †	80	1,534
Volterra Semiconductor Corp. †	75	1,065
Web.com Group, Inc. †(a)	429	7,327

		518,534

Materials - 5.5%
ADA-ES, Inc. †	175	4,650
AEP Industries, Inc. †	90	6,463
AMCOL International Corp.	59	1,781
American Vanguard Corp.	323	9,864
Axiall Corp.	319	19,829
Balchem Corp.	58	2,549
Boise, Inc.	591	5,118
Buckeye Technologies, Inc.	156	4,672
Calgon Carbon Corp. †(a)	158	2,860
Chemtura Corp. †	522	11,280
Core Molding Technologies, Inc. †	118	1,048
Deltic Timber Corp.(a)	41	2,818
Eagle Materials, Inc.	154	10,261
Flotek Industries, Inc. †	274	4,480
FutureFuel Corp.	287	3,487
Graphic Packaging Holding Co. †	551	4,127
H.B. Fuller Co.	215	8,402
Haynes International, Inc. (a)	62	3,429
Headwaters, Inc. †(a)	1,216	13,254
Innophos Holdings, Inc.	147	8,020
Innospec, Inc.	119	5,269
KapStone Paper and Packaging Corp.	146	4,059
Kraton Performance Polymers, Inc. †	138	3,229
Louisiana-Pacific Corp. †	209	4,514
LSB Industries, Inc. †	79	2,748
Material Sciences Corp. †	25	270
Myers Industries, Inc.	203	2,834
Olin Corp. (a)	256	6,456
Paramount Gold and Silver Corp. †(a)	449	1,001
PH Glatfelter Co.	228	5,331
PolyOne Corp.	556	13,572
RTI International Metals, Inc. †(a)	181	5,736
Stepan Co.	84	5,300
SunCoke Energy, Inc. †	187	3,054
Texas Industries, Inc. †	211	13,316
Tredegar Corp.	103	3,032
Universal Stainless & Alloy †(a)	48	1,745
Worthington Industries, Inc.	677	20,974

		230,832

Telecommunication Services - 0.6%
8x8, Inc. †	552	3,781
Atlantic Tele-Network, Inc.	74	3,590
Cincinnati Bell, Inc. †	883	2,879
Cogent Communications Group, Inc.	214	5,650
Consolidated Communications Holdings, Inc.	147	2,580
inContact, Inc. †	395	3,195
Premiere Global Services, Inc. †	278	3,055
Vonage Holdings Corp. †	714	2,063

		26,793

	SHARES	VALUE (Note 3)
Utilities - 1.3%
ALLETE, Inc. (a)	35	$1,716
American States Water Co.	332	19,113
Black Hills Corp.	75	3,303
Chesapeake Utilities Corp.	72	3,532
El Paso Electric Co.	44	1,481
MGE Energy, Inc.	78	4,324
Middlesex Water Co.	156	3,045
Otter Tail Corp.	366	11,397
South Jersey Industries, Inc.	37	2,057
Unitil Corp.	94	2,644

		52,612

TOTAL COMMON STOCKS (cost $3,377,353)		4,142,201

EXCHANGE-TRADED FUNDS - 0.4%
iShares Russell 2000 Index Fund (cost $14,235)	187	17,626

MONEY MARKET FUNDS - 0.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b) (cost $13,150)	13,150	13,150

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 12.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (2)(b)(c) (cost $528,170)	528,170	528,170

TOTAL INVESTMENTS - 112.7% (cost $3,932,908)		4,701,147

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7%)		(529,111)

NET ASSETS - 100.0%		$4,172,036

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $518,497; cash collateral of $528,170 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 28, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 99.1%	SHARES	VALUE (Note 3)
Australia - 10.3%
ALS Ltd.	295	$3,236
Amcor Ltd.	586	5,678
Aurizon Holdings Ltd.	3,392	14,269
Australia & New Zealand Banking Group Ltd.	2,283	68,089
Brambles Ltd.	322	2,855
Coca-Cola Amatil Ltd.	386	5,869
Commonwealth Bank of Australia	1,530	108,675
CSL Ltd.	472	29,175
Dexus Property Group REIT	4,204	4,568
Federation Centres Ltd. REIT	6,256	15,395
GPT Group REIT	1,253	4,849
Mirvac Group REIT	2,298	3,888
National Australia Bank Ltd.	1,442	46,528
New Hope Corp. Ltd.	547	2,268
Orica Ltd.	113	2,889
Ramsay Health Care Ltd.	161	5,419
Santos Ltd.	278	3,611
Telecom Corp of New Zealand Ltd.	1,966	3,775
Telstra Corp. Ltd.	16,142	75,901
Wesfarmers Ltd.	1,172	49,213
Westfield Retail Trust REIT	16,763	52,775
Westpac Banking Corp.	3,339	107,454
Woolworths Ltd.	945	33,362

		649,741

Austria - 1.0%
Andritz AG	416	28,002
Erste Group Bank AG †	785	21,967
Raiffeisen Bank International AG	448	15,276

		65,245

Belgium - 2.9%
Ageas	619	21,010
Anheuser-Busch InBev NV	1,307	129,939
Belgacom SA	94	2,340
KBC Groep NV	457	15,846
RTL Group SA	62	4,578
UCB SA	98	6,269

		179,982

Bermuda - 0.1%
Gulf Keystone Petroleum Ltd. †	2,240	5,957
Seadrill Ltd.	77	2,806

		8,763

Canada - 4.6%
Agrium, Inc. (1)	184	17,943
Alimentation Couche Tard, Inc., Class B (1)	100	5,420
AltaGas Ltd. (1)	100	3,436
Bank of Montreal (1)	100	6,294
BCE, Inc. (1)	136	6,354
Boardwalk Real Estate Investment Trust REIT (1)	100	6,151
Brookfield Asset Management, Inc., Class A (1)	509	18,589
Brookfield Office Properties, Inc. (1)	100	1,717
Calloway Real Estate Investment Trust REIT (1)	100	2,882
Canadian Pacific Railway Ltd. (1)	327	42,664
Canadian Utilities Ltd., Class A (1)	100	7,925

	SHARES	VALUE (Note 3)
Canada - 4.6% (continued)
CGI Group, Inc., Class A (1)†	676	$18,373
Dollarama, Inc. (1)	343	22,025
Empire Co., Ltd., Class A (1)	100	6,512
Ensign Energy Services, Inc. (1)	100	1,705
First Majestic Silver Corp. (1)†	100	1,619
Fortis, Inc. (1)	100	3,362
Franco-Nevada Corp. (1)	100	4,565
IGM Financial, Inc. (1)	100	4,506
Intact Financial Corp. (1)	100	6,128
Jean Coutu Group PJC, Inc./The, Class A (1)	200	3,117
Loblaw Cos., Ltd. (1)	100	4,207
Metro, Inc. (1)	100	6,266
National Bank of Canada (1)	100	7,345
Onex Corp. (1)	100	4,768
Open Text Corp. (1)†	100	5,910
Paramount Resources Ltd., Class A (1)†	100	3,691
Pembina Pipeline Corp. (1)	100	3,160
Precision Drilling Corp. (1)	200	1,849
RioCan Real Estate Investment Trust REIT (1)(a)	242	6,623
Rogers Communications, Inc., Class B (1)	209	10,676
Royal Bank of Canada (1)	79	4,759
Shaw Communications, Inc., Class B (1)	100	2,477
Tim Hortons, Inc. (1)	100	5,435
Toronto-Dominion Bank/The (1)	132	10,990
TransAlta Corp. (1)	100	1,462
Trilogy Energy Corp. (1)	100	2,884
Valeant Pharmaceuticals International, Inc. (1)†	100	7,507
Vermilion Energy, Inc. (1)	100	5,178
Yamana Gold, Inc. (1)	300	4,622

		291,096

Denmark - 2.0%
Chr Hansen Holding A/S	299	11,105
Coloplast A/S, Class B	90	4,849
Danske Bank A/S †	918	16,459
Novo Nordisk A/S, Class B	520	83,815
Novozymes A/S, B Shares	153	5,195
William Demant Holding A/S †	39	3,269

		124,692

Finland - 1.1%
Kone OYJ, Class B	305	24,048
Metso OYJ †	434	18,544
Sampo OYJ, A Shares	595	22,949

		65,541

France - 6.7%
Air Liquide SA	161	19,582
AXA SA	1,176	20,323
BNP Paribas SA	957	49,207
Cie Generale d’Optique Essilor International SA	243	27,040
Danone SA	363	25,275
Dassault Systemes SA	53	6,132
Edenred	323	10,586
European Aeronautic Defence and Space Co. NV	496	25,280

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
France - 6.7% (continued)
Eutelsat Communications SA	106	$3,739
Hermes International	35	12,157
Iliad SA	21	4,467
L’Oreal SA	257	40,774
LVMH Moet Hennessy Louis Vuitton SA	196	33,675
Pernod-Ricard SA	92	11,467
Sanofi	811	82,710
Societe Generale SA †	493	16,231
Sodexo	65	6,059
Technip SA	46	4,718
Unibail-Rodamco SE REIT	94	21,894

		421,316

Germany - 8.5%
Adidas AG	418	43,451
Allianz SE	216	29,446
BASF SE	106	9,307
Bayer AG	857	88,568
Bayerische Motoren Werke AG	248	21,461
Beiersdorf AG	64	5,915
Brenntag AG	188	29,397
Continental AG	321	38,475
Deutsche Bank AG	67	2,619
Deutsche Lufthansa AG	730	14,278
Deutsche Post AG	1,412	32,586
Fresenius Medical Care AG & Co. KGaA	109	7,370
Fresenius SE & Co. KGaA	61	7,537
GEA Group AG	93	3,072
Hannover Rueckversicherung SE	53	4,173
Kabel Deutschland Holding AG	81	7,478
Lanxess AG	284	20,189
Merck KGaA	201	30,360
Muenchener Rueckversicherungs AG	363	68,036
RWE AG	83	3,098
SAP AG	752	60,481
Suedzucker AG	113	4,776

		532,073

Hong Kong - 4.7%
AIA Group Ltd.	3,800	16,708
BOC Hong Kong Holdings Ltd.	10,500	35,119
Cheung Kong Infrastructure Holdings Ltd.	1,000	6,872
China Overseas Grand Oceans Group Ltd.	500	662
CLP Holdings Ltd.	1,000	8,766
Dah Chong Hong Holdings Ltd.	2,000	1,899
First Pacific Co., Ltd.	12,000	16,267
Galaxy Entertainment Group Ltd. †	6,000	25,160
Giordano International Ltd.	2,000	1,998
Hang Seng Bank Ltd.	1,200	19,281
Henderson Land Development Co. Ltd.	3,000	20,578
Hong Kong & China Gas Co., Ltd.	2,200	6,427
Link REIT/The REIT	3,500	19,089
Luk Fook Holdings International Ltd.	1,000	3,220
Melco International Development Ltd.	2,000	3,479
New World Development Co., Ltd.	9,000	15,296
Power Assets Holdings Ltd.	1,000	9,451
Sands China Ltd.	6,000	31,221
SJM Holdings Ltd.	6,000	15,020
SmarTone Telecommunications Holdings Ltd.	1,500	2,478

	SHARES	VALUE (Note 3)
Hong Kong - 4.7% (continued)
Stella International Holdings Ltd.	1,000	$3,008
Vinda International Holdings Ltd. (a)	1,000	1,432
Wharf Holdings Ltd. (a)	2,000	17,886
Wheelock & Co., Ltd.	3,000	16,018
Yingde Gases	1,000	1,116

		298,451

Israel - 0.6%
Bank Hapoalim BM †	4,981	22,629
EZchip Semiconductor Ltd. †	308	7,415
Mellanox Technologies Ltd. †	77	4,261

		34,305

Italy - 1.1%
Davide Campari-Milano SpA	430	3,349
Fiat Industrial SpA	878	9,902
Lottomatica Group SpA	157	3,697
Luxottica Group SpA	512	25,707
Pirelli & C. SpA	343	3,609
Saipem SpA	71	2,182
Salvatore Ferragamo Italia SpA	534	14,820
Tenaris SA	152	3,095

		66,361

Japan - 28.4%
Acom Co., Ltd. †(a)	620	17,753
Aeon Co., Ltd.	200	2,590
Astellas Pharma, Inc.	800	43,173
Autobacs Seven Co., Ltd.	300	4,706
Bridgestone Corp.	900	30,283
Calbee, Inc.	500	39,345
Chugai Pharmaceutical Co., Ltd.	800	17,827
Cosmos Pharmaceutical Corp.	200	25,988
CyberAgent, Inc.	1	1,838
Dai-ichi Life Insurance Co., Ltd./The	10	13,419
Daikin Industries Ltd.	500	19,677
Dainippon Sumitomo Pharma Co., Ltd.	300	5,308
Daiwa House Industry Co., Ltd.	1,000	19,559
Daiwa Securities Group, Inc.	3,000	21,266
Denso Corp.	700	29,742
Don Quijote Co., Ltd.	100	4,436
East Japan Railway Co.	100	8,232
Eisai Co., Ltd.	100	4,480
FamilyMart Co., Ltd.	100	4,571
FANUC Corp.	100	15,397
Fast Retailing Co., Ltd.	100	31,979
Fuji Heavy Industries Ltd.	2,000	31,724
Hino Motors Ltd.	1,000	10,857
Hiroshima Bank Ltd./The	1,000	4,844
Hitachi Ltd.	2,000	11,676
Hitachi Transport System Ltd.	200	3,168
House Foods Corp.	100	1,738
ITOCHU Corp.	1,800	22,117
Itochu Techno-Solutions Corp.	100	4,951
Japan Retail Fund Investment Corp. REIT	6	14,887
Japan Tobacco, Inc.	2,000	63,975
Kajima Corp.	1,000	2,718
Kakaku.com, Inc.	200	5,035
KDDI Corp.	800	33,450
Keihan Electric Railway Co., Ltd.	1,000	4,447
Keyence Corp.	100	30,724
Kintetsu Corp.	3,000	13,988

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 28.4% (continued)
Kobayashi Pharmaceutical Co., Ltd.	100	$4,859
Komeri Co., Ltd.	100	2,984
K’s Holdings Corp.	100	3,207
Kubota Corp.	2,000	29,022
Lawson, Inc.	300	23,035
LIXIL Group Corp.	700	13,966
Matsui Securities Co. Ltd.	1,700	18,220
Mazda Motor Corp. †	5,000	14,707
Mitsubishi Estate Co., Ltd.	2,000	56,655
Mitsubishi Heavy Industries, Ltd.	1,000	5,785
Mitsubishi UFJ Financial Group, Inc.	8,700	52,489
Mitsui Fudosan Co., Ltd.	2,000	57,115
Mizuho Financial Group, Inc.	27,000	57,937
Nabtesco Corp.	100	2,053
Namco Bandai Holdings, Inc.	200	3,538
Nikon Corp.	600	14,134
Nippon Telegraph & Telephone Corp.	100	4,366
Nissan Motor Co., Ltd.	1,200	11,641
Nissin Foods Holdings Co., Ltd.	100	4,591
Nitori Holdings Co., Ltd.	50	3,860
Nitto Denko Corp.	500	30,106
Nomura Holdings, Inc.	4,800	29,845
Nomura Research Institute Ltd.	700	18,078
Ono Pharmaceutical Co., Ltd.	100	6,180
Oriental Land Co., Ltd.	100	16,381
ORIX Corp.	2,000	25,536
Otsuka Holdings Co., Ltd.	400	13,884
Park24 Co., Ltd.	200	3,916
Pola Orbis Holdings, Inc.	400	12,772
Rakuten, Inc.	600	6,136
Sanrio Co., Ltd.	100	4,441
Santen Pharmaceutical Co., Ltd.	100	4,625
Sega Sammy Holdings, Inc.	700	14,053
Seven & I Holdings Co., Ltd.	800	26,544
Shin-Etsu Chemical Co., Ltd.	400	26,529
Shinsei Bank Ltd.	8,000	18,383
Shionogi & Co., Ltd.	700	14,186
Softbank Corp.	1,200	55,286
Sugi Holdings Co., Ltd.	100	3,568
Sumitomo Corp.	200	2,530
Sumitomo Mitsui Financial Group, Inc.	1,400	57,435
Sumitomo Mitsui Trust Holdings, Inc.	3,000	14,285
Sumitomo Realty & Development Co., Ltd.	1,000	38,957
Taiheiyo Cement Corp.	4,000	9,607
Taisei Corp.	6,000	16,695
Toho Co., Ltd.	200	4,181
Toho Gas Co., Ltd.	1,000	6,371
Tokyo Gas Co., Ltd.	3,000	16,217
Tokyo Tatemono Co., Ltd.	2,000	14,297
Tokyu Corp.	1,000	7,398
Tokyu Land Corp.	3,000	28,309
Toyota Motor Corp.	3,200	165,010
Unicharm Corp.	400	22,839
USS Co., Ltd.	30	3,450
West Japan Railway Co.	100	4,811
Yahoo Japan Corp.	40	18,453
Yakult Honsha Co., Ltd.	100	4,037
Yamada Denki Co., Ltd.	40	1,835
Yamato Holdings Co., Ltd.	200	3,628
Yokohama Rubber Co., Ltd./The	1,000	11,584

	SHARES	VALUE (Note 3)
Japan - 28.4% (continued)
Zensho Holdings Co., Ltd.	200	$2,699

		1,791,109

Netherlands - 1.9%
Akzo Nobel NV	301	19,125
ASML Holding NV	171	11,518
Heineken NV	422	31,830
Koninklijke Ahold NV	658	10,087
Koninklijke Philips Electronics NV	1,024	30,297
Unilever NV CVA	377	15,447

		118,304

Norway - 1.1%
Aker Solutions ASA	867	16,274
Gjensidige Forsikring ASA	1,119	18,517
Golar LNG Ltd.	70	2,520
Telenor ASA	565	12,440
TGS Nopec Geophysical Co. ASA	507	19,216

		68,967

Portugal - 0.1%
Galp Energia SGPS SA	140	2,195
Jeronimo Martins SGPS SA	313	6,095

		8,290

Singapore - 3.1%
CapitaLand Ltd.	9,000	25,742
CapitaMalls Asia Ltd.	18,000	29,863
DBS Group Holdings Ltd.	2,000	25,886
Global Logistic Properties Ltd.	5,000	10,618
Jardine Matheson Holdings Ltd.	400	26,082
Jardine Strategic Holdings Ltd.	500	19,830
Keppel Corp. Ltd.	3,000	27,176
Singapore Telecommunications Ltd.	10,000	28,994
StarHub Ltd.	1,000	3,516

		197,707

Spain - 2.2%
Abertis Infraestructuras SA	340	5,728
Amadeus IT Holding SA, A Shares	895	24,262
CaixaBank	381	1,293
Endesa SA	148	3,129
Ferrovial SA	390	6,207
Gas Natural SDG SA	438	7,772
Inditex SA	614	81,822
Mapfre SA	1,513	4,702

		134,915

Sweden - 2.5%
Getinge AB, B Shares	138	4,214
Hennes & Mauritz AB, B Shares	383	13,717
Investor AB, B Shares	1,586	45,878
Skandinaviska Enskilda Banken AB, Class A	3,931	39,533
Svenska Handelsbanken AB, A Shares	392	16,766
Swedbank AB, A Shares	1,359	30,964
Swedish Match AB	114	3,539
Tele2 AB, B Shares	227	3,959

		158,570

Switzerland - 4.7%
Compagnie Financiere Richemont SA, Class A	731	57,553
Lindt & Spruengli AG †	1	3,851

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Switzerland - 4.7% (continued)
Novartis AG	1,267	$90,301
Roche Holding AG	156	36,367
Schindler Holding AG	32	4,694
SGS SA	12	29,453
Syngenta AG	94	39,335
UBS AG	2,068	31,800
Wolseley PLC	78	3,890

		297,244

United Kingdom - 11.5%
Aggreko PLC	133	3,610
ARM Holdings PLC	1,727	24,334
Associated British Foods PLC	210	6,074
AstraZeneca PLC	50	2,508
Babcock International Group PLC	190	3,146
Barclays PLC	13,606	60,537
BG Group PLC	687	11,822
BP PLC	740	5,204
British American Tobacco PLC	941	50,459
British Sky Broadcasting Group PLC	451	6,062
BT Group PLC	5,048	21,321
Bunzl PLC	221	4,362
Burberry Group PLC	203	4,110
Compass Group PLC	1,417	18,136
Croda International PLC	111	4,636
Diageo PLC	1,887	59,460
Experian PLC	1,092	18,926
Fresnillo PLC	272	5,626
G4S PLC	681	3,026
GlaxoSmithKline PLC	126	2,950
HSBC Holdings PLC	10,509	112,127
Imperial Tobacco Group PLC	538	18,817
Intertek Group PLC	94	4,857
Kingfisher PLC	1,009	4,423
Land Securities Group PLC REIT	307	3,875
Legal & General Group PLC	1,967	5,176
Meggitt PLC	501	3,749
National Grid PLC	2,270	26,377
Next PLC	241	16,011
Pearson PLC	343	6,172
Prudential PLC	327	5,311
Randgold Resources Ltd.	40	3,449
Reckitt Benckiser Group PLC	500	35,899
Rexam PLC	474	3,806
Rolls-Royce Holdings PLC †	1,309	22,524
Royal Bank of Scotland Group PLC †	6,019	25,293
SABMiller PLC	977	51,533
Sage Group PLC/The	697	3,635
Severn Trent PLC	173	4,508
Shire PLC	214	6,517
SSE PLC	372	8,410
Standard Life PLC	762	4,248
Tate & Lyle PLC	322	4,161
Tesco PLC	1,089	6,330
Tullow Oil PLC	321	6,009
United Utilities Group PLC	372	4,009
Vodafone Group PLC	1,092	3,099
Weir Group PLC/The	123	4,244

	SHARES	VALUE (Note 3)
United Kingdom - 11.5% (continued)
WM Morrison Supermarkets PLC	1,127	$4,737

		725,615

TOTAL COMMON STOCKS (cost $5,383,408)		6,238,287

EXCHANGE - TRADED FUNDS - 0.8% iShares MSCI EAFE Index Fund (1) (cost $44,035)	843	49,720

MONEY MARKET FUNDS - 0.1% J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b) (cost $8,507)	8,507	8,507

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.5%
BlackRock Liquidity Funds TempFund Portfolio, 0.090% (b)(c) (cost $32,744)	32,744	32,744

TOTAL INVESTMENTS - 100.5% (cost $5,468,694)		6,329,258

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		(29,635)

NET ASSETS - 100.0%		$6,299,623

†	Non income-producing security.

(a)	All or a portion of the security on loan. The aggregate market value of such securities is $31,379; cash collateral of $32,744 was received with which the Fund purchased a money market fund. In accordance with the fund’s security lending standards and guidelines, additional collateral was subsequently received the next business day.
(b)	Represents annualized seven-day yield as of March 28, 2013.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$960,404	15.2%
Consumer Staples	885,662	14.1
Energy	109,781	1.7
Financials	2,077,262	33.0
Health Care	636,411	10.1
Industrials	670,924	10.7
Information Technology	255,237	4.1
Materials	246,029	3.9
Mutual Fund	49,720	0.8
Telecommunication Services	272,420	4.3
Utilities	124,157	2.0
Money Market Funds	41,251	0.6

Total Investments	6,329,258	100.5

Liabilities in Excess of Other Assets	(29,635)	(0.5)

Net Assets	$6,299,623	100.0%

See notes to Schedule of Investments.

Schedule of Investments	March 28, 2013 (Unaudited)

AQR CORE EQUITY FUND

COMMON STOCKS - 98.5%	SHARES	VALUE (Note 3)
Consumer Discretionary - 17.7%
Aaron’s, Inc.	121	$3,470
Abercrombie & Fitch Co., Class A	78	3,604
AMC Networks, Inc., Class A †	65	4,107
American Eagle Outfitters, Inc.	311	5,816
Brunswick Corp.	132	4,517
CBS Corp., Class B	197	9,198
Chico’s FAS, Inc.	294	4,939
Choice Hotels International, Inc.	75	3,173
Cinemark Holdings, Inc.	128	3,768
Comcast Corp., Class A	637	26,760
Dillard’s, Inc., Class A	76	5,970
DISH Network Corp., Class A	170	6,443
DR Horton, Inc.	218	5,298
DSW, Inc., Class A	75	4,785
Expedia, Inc.	107	6,421
Fifth & Pacific Cos., Inc. †	173	3,266
Foot Locker, Inc.	161	5,513
GameStop Corp., Class A	196	5,482
Gannett Co., Inc.	286	6,255
Gap, Inc./The	251	8,885
Goodyear Tire & Rubber Co./The†	264	3,329
H&R Block, Inc.	160	4,707
Hanesbrands, Inc. †	138	6,287
Hasbro, Inc.	113	4,965
Home Depot, Inc./The	351	24,493
HSN, Inc.	73	4,005
Jarden Corp. †	126	5,399
Lear Corp.	92	5,048
Leggett & Platt, Inc.	145	4,898
Live Nation Entertainment, Inc. †	349	4,317
Lowe’s Cos., Inc.	320	12,134
Macy’s, Inc.	150	6,276
Mattel, Inc.	175	7,663
Mohawk Industries, Inc. †	47	5,317
Netflix, Inc. †	26	4,925
Newell Rubbermaid, Inc.	224	5,846
News Corp., Class A	603	18,404
Penske Automotive Group, Inc.	120	4,003
Pier 1 Imports, Inc.	146	3,358
PulteGroup, Inc. †	237	4,797
PVH Corp.	52	5,554
Regal Entertainment Group, Class A	241	4,018
Scripps Networks Interactive, Inc., Class A	79	5,083
Signet Jewelers Ltd. (Bermuda)	80	5,360
Six Flags Entertainment Corp.	55	3,986
Target Corp.	178	12,184
Time Warner, Inc.	264	15,212
TRW Automotive Holdings Corp. †	105	5,775
Tupperware Brands Corp.	52	4,251
Urban Outfitters, Inc. †	107	4,145
Viacom, Inc., Class B	166	10,221
Washington Post Co./The, Class B	8	3,576
Whirlpool Corp.	55	6,515
Williams-Sonoma, Inc.	83	4,276

		357,997

Consumer Staples - 6.8%
Coca-Cola Enterprises, Inc.	155	5,723
ConAgra Foods, Inc.	173	6,195
CVS Caremark Corp.	323	17,762

	SHARES	VALUE (Note 3)
Consumer Staples - 6.8% (continued)
Dean Foods Co. †	209	$3,789
Energizer Holdings, Inc.	59	5,884
Ingredion, Inc.	73	5,279
Kroger Co./The	253	8,384
Pilgrim’s Pride Corp. †	464	4,264
Safeway, Inc.	205	5,402
Tyson Foods, Inc., Class A	260	6,453
Walgreen Co.	290	13,827
Wal-Mart Stores, Inc.	732	54,776

		137,738

Energy - 7.3%
Chevron Corp.	413	49,073
CVR Energy, Inc.	117	6,040
Delek US Holdings, Inc.	142	5,603
Halliburton Co.	277	11,194
Helmerich & Payne, Inc.	81	4,917
Hess Corp.	126	9,023
HollyFrontier Corp.	142	7,306
Marathon Oil Corp.	260	8,767
Marathon Petroleum Corp.	129	11,558
Murphy Oil Corp.	88	5,608
Patterson-UTI Energy, Inc.	229	5,459
RPC, Inc.	361	5,476
Valero Energy Corp.	229	10,417
Western Refining, Inc.	165	5,843

		146,284

Financials - 28.3%
Aflac, Inc.	176	9,156
Alleghany Corp. †	12	4,751
Allstate Corp./The	221	10,844
American Capital Ltd. †	410	5,984
American Financial Group, Inc.	114	5,401
American International Group, Inc. †	425	16,498
American National Insurance Co.	39	3,388
Ameriprise Financial, Inc.	109	8,028
Amtrust Financial Services, Inc.	146	5,059
Arch Capital Group Ltd. (Bermuda) †	123	6,466
Ares Capital Corp.	275	4,977
Aspen Insurance Holdings Ltd. (Bermuda)	141	5,440
Assurant, Inc.	80	3,601
Axis Capital Holdings Ltd.	142	5,910
Bank of America Corp.	2,557	31,144
Bank of New York Mellon Corp./The	408	11,420
Berkshire Hathaway, Inc., Class B †	533	55,539
Chubb Corp./The	110	9,628
Cincinnati Financial Corp.	104	4,908
Citigroup, Inc.	710	31,410
CNA Financial Corp.	149	4,871
CNO Financial Group, Inc.	504	5,771
Comerica, Inc.	117	4,206
Discover Financial Services	207	9,282
Everest Re Group Ltd.	54	7,012
Federated Investors, Inc., Class B	121	2,864
Fidelity National Financial, Inc., Class A	263	6,635
Fifth Third Bancorp	430	7,013
First American Financial Corp.	226	5,779
Fulton Financial Corp.	228	2,668
Genworth Financial, Inc., Class A †	573	5,730
Goldman Sachs Group, Inc./The	134	19,718
Hartford Financial Services Group, Inc.	254	6,553

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 3)
Financials - 28.3% (continued)
HCC Insurance Holdings, Inc.	132	$5,548
Huntington Bancshares, Inc.	682	5,040
JPMorgan Chase & Co.	861	40,863
KeyCorp	598	5,956
Lincoln National Corp.	214	6,979
M&T Bank Corp.	70	7,221
NASDAQ OMX Group, Inc./The	172	5,556
Nationstar Mortgage Holdings, Inc. †	135	4,981
Ocwen Financial Corp. †	123	4,664
Old Republic International Corp.	334	4,245
PartnerRe Ltd. (Bermuda)	69	6,425
Principal Financial Group, Inc.	184	6,262
ProAssurance Corp.	61	2,887
Protective Life Corp.	137	4,905
Raymond James Financial, Inc.	93	4,287
Regions Financial Corp.	897	7,346
RenaissanceRe Holdings Ltd.	46	4,232
SLM Corp.	328	6,717
State Street Corp.	178	10,518
SunTrust Banks, Inc.	278	8,009
Susquehanna Bancshares, Inc.	340	4,226
Synovus Financial Corp.	1,600	4,432
Torchmark Corp.	89	5,322
Travelers Cos., Inc./The	150	12,629
Unum Group	188	5,311
Validus Holdings Ltd. (Bermuda)	140	5,232
Wells Fargo & Co.	1,135	41,984
White Mountains Insurance Group Ltd.	6	3,403
WR Berkley Corp.	122	5,413
Zions Bancorp.	140	3,499

		571,746

Health Care - 14.4%
Abbott Laboratories	478	16,883
Amgen, Inc.	198	20,297
Boston Scientific Corp. †	796	6,217
CareFusion Corp. †	177	6,193
Cigna Corp.	130	8,108
Community Health Systems, Inc.	127	6,019
Cooper Cos., Inc./The	34	3,668
Eli Lilly & Co.	319	18,116
Gilead Sciences, Inc. †	370	18,104
HCA Holdings, Inc.	223	9,060
Health Management Associates, Inc., Class A†	411	5,290
Johnson & Johnson	587	47,858
Life Technologies Corp. †	80	5,170
Medtronic, Inc.	304	14,276
Mylan, Inc. †	201	5,817
Pfizer, Inc.	1,564	45,137
ResMed, Inc.	102	4,729
STERIS Corp.	98	4,078
Stryker Corp.	135	8,807
Team Health Holdings, Inc. †	89	3,238
Tenet Healthcare Corp.	85	4,044
Thermo Fisher Scientific, Inc.	121	9,255
United Therapeutics Corp. †	91	5,539
Universal Health Services, Inc., Class B	88	5,621
West Pharmaceutical Services, Inc.	41	2,663
Zimmer Holdings, Inc.	92	6,920

		291,107

	SHARES	VALUE (Note 3)
Industrials - 8.9%
AECOM Technology Corp. †	165	$5,412
AGCO Corp.	76	3,961
Alaska Air Group, Inc. †	93	5,948
Alliant Techsystems, Inc.	70	5,070
AMERCO	29	5,033
Avery Dennison Corp.	120	5,168
Avis Budget Group, Inc. †	210	5,844
Carlisle Cos., Inc.	79	5,355
Copa Holdings SA (Panama), Class A	33	3,947
Delta Air Lines, Inc. †	468	7,727
Deluxe Corp.	129	5,341
Dover Corp.	90	6,559
EMCOR Group, Inc.	105	4,451
FedEx Corp.	112	10,998
Flowserve Corp.	31	5,199
Generac Holdings, Inc.	141	4,983
Hertz Global Holdings, Inc. †	265	5,899
Huntington Ingalls Industries, Inc.	68	3,626
L-3 Communications Holdings, Inc.	66	5,341
Lennox International, Inc.	57	3,619
Lincoln Electric Holdings, Inc.	75	4,064
Manpower, Inc.	70	3,970
MasTec, Inc. †	137	3,994
Northrop Grumman Corp.	100	7,015
Oshkosh Corp. †	130	5,524
Regal-Beloit Corp.	45	3,670
Ryder System, Inc.	62	3,705
Snap-on, Inc.	64	5,293
Southwest Airlines Co.	543	7,320
Terex Corp. †	120	4,130
Textainer Group Holdings Ltd.	85	3,362
Toro Co./The	78	3,591
Trinity Industries, Inc.	113	5,122
United Continental Holdings, Inc. †	199	6,370
Valmont Industries, Inc.	23	3,617

		180,228

Information Technology - 7.7%
Activision Blizzard, Inc.	522	7,606
Amdocs Ltd.	131	4,749
AOL, Inc. †	155	5,966
Brocade Communications Systems, Inc.†	720	4,154
Cadence Design Systems, Inc. †	337	4,694
Cisco Systems, Inc.	1,244	26,012
Computer Sciences Corp.	129	6,351
CoreLogic, Inc. †	199	5,146
EchoStar Corp., Class A†	125	4,871
First Solar, Inc. †	178	4,799
Harris Corp.	96	4,449
KLA-Tencor Corp.	103	5,432
NeuStar, Inc., Class A †	89	4,141
Oracle Corp.	1,064	34,410
Symantec Corp. †	349	8,613
Teradyne, Inc. †	236	3,828
Western Digital Corp.	153	7,693
Yahoo!, Inc. †	431	10,141
Zebra Technologies Corp., Class A †	65	3,064

		156,119

Materials - 4.4%
Ashland, Inc.	54	4,012
Axiall Corp.	64	3,978
CF Industries Holdings, Inc.	35	6,663

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR CORE EQUITY FUND

	SHARES	VALUE (Note 3)
Materials - 4.4% (continued)
Chemtura Corp. †	213	$4,603
Eastman Chemical Co.	76	5,310
Graphic Packaging Holding Co. †	576	4,314
Huntsman Corp.	298	5,540
International Paper Co.	175	8,152
NewMarket Corp.	19	4,947
Packaging Corp. of America	105	4,711
PPG Industries, Inc.	59	7,902
Reliance Steel & Aluminum Co.	84	5,978
Rock Tenn Co., Class A	56	5,196
Sherwin-Williams Co./The	39	6,587
Westlake Chemical Corp.	61	5,704
WR Grace & Co. †	62	4,806

		88,403

Telecommunication Services - 2.4%
AT&T, Inc.	1,183	43,404
MetroPCS Communications, Inc. †	396	4,317

		47,721

Utilities - 0.6%
NV Energy, Inc.	230	4,607
Portland General Electric Co.	95	2,881
UGI Corp.	112	4,300

		11,788

TOTAL COMMON STOCKS (cost $1,968,921)		1,989,131

EXCHANGE-TRADED FUNDS - 1.3%
SPDR S&P 500 ETF Trust
(cost $26,065)	167	26,144

MONEY MARKET FUNDS - 99.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $2,000,000)	2,000,000	2,000,000

TOTAL INVESTMENTS - 198.8% (cost $3,994,986)		4,015,275

LIABILITIES IN EXCESS OF OTHER ASSETS - (98.8%)		(1,995,156)

NET ASSETS - 100.0%		$2,020,119

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 28, 2013.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

COMMON STOCKS - 98.5%	SHARES	VALUE (Note 3)
Consumer Discretionary - 23.9%
AFC Enterprises, Inc. †	166	$6,031
American Axle & Manufacturing Holdings, Inc. †	493	6,729
American Greetings Corp., Class A	342	5,506
ANN, Inc. †	300	8,706
Asbury Automotive Group, Inc. †	180	6,604
Ascent Capital Group, Inc., Class A †	88	6,551
Belo Corp., Class A	762	7,490
Big 5 Sporting Goods Corp.	341	5,323
Bon-Ton Stores, Inc./The	362	4,706
Bridgepoint Education, Inc. †	438	4,481
Brown Shoe Co., Inc.	411	6,576
Callaway Golf Co.	740	4,899
Capella Education Co. †	130	4,048
Career Education Corp. †	1,158	2,744
Carrols Restaurant Group, Inc. †	660	3,425
Cato Corp./The, Class A	231	5,576
Children’s Place Retail Stores, Inc./The †	162	7,261
Christopher & Banks Corp. †	628	4,038
Conn’s, Inc. †	206	7,395
Cooper Tire & Rubber Co.	371	9,520
Cracker Barrel Old Country Store, Inc.	137	11,076
Culp, Inc.	267	4,248
Denny’s Corp. †	799	4,610
Destination Maternity Corp.	213	4,984
Destination XL Group, Inc. †	934	4,754
DeVry, Inc.	319	10,128
Drew Industries, Inc.	166	6,027
Einstein Noah Restaurant Group, Inc.	302	4,479
EW Scripps Co., Class A †	521	6,268
G-III Apparel Group Ltd. †	178	7,140
Grand Canyon Education, Inc. †	324	8,226
Gray Television, Inc. †	1,054	4,943
Group 1 Automotive, Inc.	135	8,109
Haverty Furniture Cos., Inc.	275	5,654
hhgregg, Inc. †	364	4,022
Iconix Brand Group, Inc. †	394	10,193
Joe’s Jeans, Inc. †	1,955	3,323
Jones Group, Inc./The	550	6,996
Journal Communications, Inc., Class A †	751	5,047
LeapFrog Enterprises, Inc. †	702	6,009
LIN TV Corp., Class A †	596	6,550
Lithia Motors, Inc., Class A	179	8,499
Lumber Liquidators Holdings, Inc. †	139	9,761
McClatchy Co./The, Class A †	990	2,871
Media General, Inc., Class A †	558	3,315
Meredith Corp.	267	10,215
Movado Group, Inc.	192	6,436
Multimedia Games Holding Co., Inc. †	288	6,011
NACCO Industries, Inc., Class A	107	5,710
Nautilus, Inc. †	593	4,329
New York Times Co./The, Class A †	947	9,281
Nexstar Broadcasting Group, Inc., Class A	335	6,030
Orbitz Worldwide, Inc. †	976	5,573
Overstock.com, Inc. †	424	5,224
Papa John’s International, Inc. †	126	7,789
Perry Ellis International, Inc.	218	3,965
PetMed Express, Inc.	325	4,360
Quiksilver, Inc. †	1,113	6,756
ReachLocal, Inc. †	328	4,907
Scholastic Corp.	248	6,609

	SHARES	VALUE (Note 3)
Consumer Discretionary - 23.9% (continued)
Shoe Carnival, Inc.	236	$4,824
Shutterfly, Inc. †	194	8,569
Sinclair Broadcast Group, Inc., Class A	542	10,970
Skechers U.S.A., Inc., Class A †	362	7,656
Smith & Wesson Holding Corp. †	674	6,066
Sonic Automotive, Inc., Class A	330	7,313
Sonic Corp. †	404	5,204
Stage Stores, Inc.	268	6,936
Standard Motor Products, Inc.	233	6,459
Sturm, Ruger & Co., Inc.	126	6,392
Superior Industries International, Inc.	254	4,745
True Religion Apparel, Inc.	217	5,666
Tuesday Morning Corp. †	627	4,866
Unifi, Inc. †	281	5,367
Universal Electronics, Inc. †	164	3,813
Valassis Communications, Inc.	271	8,095
Valuevision Media, Inc., Class A †	931	3,221
Winnebago Industries, Inc. †	208	4,293
Zale Corp. †	1,060	4,166

		482,657

Consumer Staples - 3.4%
Farmer Bros Co. †	226	3,322
Female Health Co./The	431	3,121
Fresh Del Monte Produce, Inc.	331	8,930
Harbinger Group, Inc. †	1,009	8,334
Ingles Markets, Inc., Class A	247	5,306
Inter Parfums, Inc.	270	6,596
John B. Sanfilippo & Son, Inc.	230	4,595
Medifast, Inc. †	238	5,455
Revlon, Inc., Class A †	292	6,529
Universal Corp.	159	8,910
USANA Health Sciences, Inc. †	132	6,380

		67,478

Energy - 2.5%
Alon USA Energy, Inc.	439	8,363
C&J Energy Services, Inc. †	382	8,748
EPL Oil & Gas, Inc. †	283	7,587
Exterran Holdings, Inc. †	364	9,828
Newpark Resources, Inc. †	637	5,911
VAALCO Energy, Inc. †	543	4,121
Willbros Group, Inc. †	529	5,195

		49,753

Financials - 26.2%
American Equity Investment Life Holding Co.	489	7,281
Apollo Investment Corp.	1,220	10,199
Argo Group International Holdings Ltd. (Bermuda)	188	7,779
Arlington Asset Investment Corp., Class A	224	5,781
Ashford Hospitality Trust, Inc. REIT	583	7,206
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	274	6,779
Banner Corp.	197	6,270
BBCN Bancorp, Inc.	501	6,543
BlackRock Kelso Capital Corp.	532	5,320
BofI Holding, Inc. †	149	5,346
Capital Southwest Corp.	41	4,715
CapitalSource, Inc.	1,076	10,351
Cardinal Financial Corp.	327	5,945
Chemical Financial Corp.	178	4,696

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 3)
Financials - 26.2% (continued)
Community Trust Bancorp, Inc.	134	$4,560
Cowen Group, Inc., Class A †	1,305	3,680
DFC Global Corp. †	337	5,608
Eagle Bancorp, Inc. †	200	4,378
Employers Holdings, Inc.	267	6,261
Encore Capital Group, Inc. †	216	6,502
Endurance Specialty Holdings Ltd. (Bermuda)	244	11,666
FBL Financial Group, Inc., Class A	171	6,645
Federal Agricultural Mortgage Corp., Class C	148	4,557
Fifth Street Finance Corp.	670	7,383
First Bancorp	298	4,020
First Citizens BancShares, Inc., Class A	47	8,587
First Interstate Bancsystem, Inc.	376	7,073
First Merchants Corp.	327	5,059
Flagstar Bancorp, Inc. †	517	7,202
Flushing Financial Corp.	290	4,913
Hanmi Financial Corp. †	380	6,080
Heartland Financial USA, Inc.	197	4,978
Hilltop Holdings, Inc. †	599	8,081
Homeowners Choice, Inc.	212	5,777
HomeStreet, Inc. †	221	4,937
Horace Mann Educators Corp.	330	6,880
KCAP Financial, Inc.	475	5,116
Lakeland Bancorp, Inc.	338	3,329
Maiden Holdings Ltd. (Bermuda)	592	6,269
Main Street Capital Corp.	207	6,643
MBIA, Inc. †	979	10,054
Medallion Financial Corp.	295	3,900
Montpelier Re Holdings Ltd. (Bermuda)	363	9,456
National Interstate Corp.	139	4,167
Navigators Group, Inc./The †	106	6,227
Nelnet, Inc., Class A	281	9,498
New Mountain Finance Corp.	428	6,257
NGP Capital Resources Co.	487	3,463
Pacific Premier Bancorp, Inc. †	330	4,339
PennantPark Investment Corp.	511	5,769
PHH Corp. †	397	8,718
Piper Jaffray Cos. †	180	6,174
Platinum Underwriters Holdings Ltd. (Bermuda)	203	11,329
Primerica, Inc.	336	11,014
Provident Financial Holdings, Inc.	289	4,916
Radian Group, Inc.	966	10,346
RAIT Financial Trust REIT	670	5,340
Renasant Corp.	209	4,677
Safety Insurance Group, Inc.	125	6,144
Solar Capital Ltd.	310	7,282
Southwest Bancorp, Inc. †	276	3,467
StanCorp Financial Group, Inc.	238	10,177
StellarOne Corp.	260	4,199
Sterling Financial Corp.	368	7,982
Stewart Information Services Corp.	257	6,546
SWS Group, Inc. †	551	3,334
Symetra Financial Corp.	752	10,084
Taylor Capital Group, Inc. †	315	5,037
Texas Capital Bancshares, Inc. †	219	8,859
THL Credit, Inc.	300	4,494
TICC Capital Corp.	559	5,556
TowneBank	264	3,952
Triangle Capital Corp.	217	6,074
Union First Market Bankshares Corp.	269	5,262

	SHARES	VALUE (Note 3)
Financials - 26.2% (continued)
United Fire Group, Inc.	223	$5,680
Walter Investment Management Corp. †	200	7,450
Webster Financial Corp.	424	10,286
WesBanco, Inc.	242	5,796
Western Alliance Bancorp †	511	7,072
Wilshire Bancorp, Inc. †	833	5,648
World Acceptance Corp. †	88	7,557
WSFS Financial Corp.	88	4,280

		528,257

Health Care - 6.6%
Albany Molecular Research, Inc. †	360	3,784
Almost Family, Inc.	160	3,269
AMN Healthcare Services, Inc. †	370	5,857
BioDelivery Sciences International, Inc. †	814	3,427
Bio-Reference Labs, Inc. †	208	5,404
Cambrex Corp. †	412	5,269
Chemed Corp.	112	8,958
Endocyte, Inc. †	464	5,777
Five Star Quality Care, Inc. †	712	4,763
Gentiva Health Services, Inc. †	476	5,150
Hi-Tech Pharmacal Co., Inc.	117	3,874
ICU Medical, Inc. †	100	5,895
Kindred Healthcare, Inc. †	473	4,981
LHC Group, Inc. †	223	4,792
Magellan Health Services, Inc. †	150	7,135
MedAssets, Inc. †	377	7,257
Molina Healthcare, Inc. †	258	7,964
PDL BioPharma, Inc.	1,115	8,151
PharMerica Corp. †	332	4,648
Santarus, Inc. †	411	7,123
SciClone Pharmaceuticals, Inc. †	680	3,128
Select Medical Holdings Corp.	917	8,253
Symmetry Medical, Inc. †	410	4,695
Vascular Solutions, Inc. †	227	3,682

		133,236

Industrials - 14.7%
Aegion Corp. †	276	6,389
Alamo Group, Inc.	124	4,743
Allegiant Travel Co.	103	9,144
American Railcar Industries, Inc.	158	7,385
AZZ, Inc.	145	6,989
Barrett Business Services, Inc.	87	4,581
Briggs & Stratton Corp.	285	7,068
Brink’s Co./The	258	7,291
CAI International, Inc. †	201	5,793
CIRCOR International, Inc.	123	5,228
Columbus McKinnon Corp. †	233	4,485
Ducommun, Inc. †	217	4,294
EnerNOC, Inc. †	271	4,707
EnerSys, Inc. †	261	11,896
G&K Services, Inc., Class A	128	5,825
GenCorp, Inc. †	480	6,384
H&E Equipment Services, Inc.	258	5,263
Hawaiian Holdings, Inc. †	723	4,165
ICF International, Inc. †	182	4,950
JetBlue Airways Corp. †	1,604	11,068
John Bean Technologies Corp.	230	4,773
Kadant, Inc. †	170	4,250
Kelly Services, Inc., Class A	318	5,940
Kforce, Inc.	264	4,322
Kimball International, Inc., Class B	564	5,110
LB Foster Co., Class A	116	5,138

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 3)
Industrials - 14.7% (continued)
Lydall, Inc. †	307	$4,712
Manitex International, Inc. †	277	3,438
National Presto Industries, Inc.	55	4,428
Nortek, Inc. †	91	6,494
Orbital Sciences Corp. †	379	6,326
Park-Ohio Holdings Corp. †	123	4,075
Patrick Industries, Inc. †	306	4,823
Pike Electric Corp.	362	5,151
Powell Industries, Inc. †	103	5,415
Quad/Graphics, Inc.	353	8,451
Republic Airways Holdings, Inc. †	543	6,266
Rush Enterprises, Inc., Class A †	246	5,934
Saia, Inc. †	166	6,004
SkyWest, Inc.	427	6,853
Standex International Corp.	106	5,853
Steelcase, Inc., Class A	731	10,768
TAL International Group, Inc.	197	8,926
Taser International, Inc. †	539	4,285
Tutor Perini Corp. †	328	6,330
UniFirst Corp.	116	10,498
United Stationers, Inc.	240	9,276
Viad Corp.	197	5,449

		296,936

Information Technology - 14.1%
Advanced Energy Industries, Inc. †	346	6,332
Arris Group, Inc. †	590	10,130
ATMI, Inc. †	239	5,361
Aviat Networks, Inc. †	1,334	4,496
Avid Technology, Inc. †	462	2,897
Benchmark Electronics, Inc. †	366	6,595
Blucora, Inc. †	316	4,892
Booz Allen Hamilton Holding Corp.	804	10,806
CACI International, Inc., Class A †	132	7,639
CalAmp Corp. †	412	4,520
Checkpoint Systems, Inc. †	360	4,702
Concurrent Computer Corp.	447	3,536
Convergys Corp.	545	9,281
Cray, Inc. †	293	6,800
CSG Systems International, Inc. †	326	6,908
Daktronic, Inc.	420	4,410
Electro Rent Corp.	218	4,042
Electronics for Imaging, Inc. †	294	7,456
Ellie Mae, Inc. †	227	5,459
Entegris, Inc. †	780	7,691
EPIQ Systems, Inc.	295	4,139
Global Cash Access Holdings, Inc. †	593	4,181
Harmonic, Inc. †	985	5,703
InterDigital, Inc.	214	10,236
IntraLinks Holdings, Inc. †	547	3,479
j2 Global, Inc.	267	10,469
Kulicke & Soffa Industries, Inc. †	572	6,612
Lionbridge Technologies, Inc. †	1,132	4,381
Mentor Graphics Corp.	594	10,722
Methode Electronics, Inc.	388	4,997
Netscout Systems, Inc. †	255	6,265
NetSol Technologies, Inc. †	325	4,280
PC Connection, Inc.	327	5,346
Photronics, Inc. †	612	4,088
Power-One, Inc. †	1,229	5,100
Rosetta Stone, Inc. †	257	3,953
Rudolph Technologies, Inc. †	352	4,147
Sanmina Corp. †	524	5,953
Sigma Designs, Inc. †	567	2,761

	SHARES	VALUE (Note 3)
Information Technology - 14.1% (continued)
Spansion, Inc., Class A †	419	$5,392
Sykes Enterprises, Inc. †	339	5,410
Telenav, Inc. †	649	4,186
TeleTech Holdings, Inc. †	354	7,508
Ultratech, Inc. †	179	7,076
Unisys Corp. †	335	7,621
United Online, Inc.	965	5,819
Vishay Intertechnology, Inc. †	773	10,521

		284,298

Materials - 5.1%
A Schulman, Inc.	212	6,691
AEP Industries, Inc. †	74	5,314
American Pacific Corp. †	194	4,483
Boise, Inc.	755	6,538
Clearwater Paper Corp. †	138	7,271
FutureFuel Corp.	454	5,516
Innospec, Inc.	159	7,041
Kaiser Aluminum Corp.	131	8,469
KapStone Paper and Packaging Corp.	294	8,173
Landec Corp. †	359	5,195
Minerals Technologies, Inc.	199	8,261
OMNOVA Solutions, Inc. †	557	4,272
Quaker Chemical Corp.	101	5,961
Schweitzer-Mauduit International, Inc.	193	7,475
Worthington Industries, Inc.	381	11,803

		102,463

Telecommunication Services - 2.0%
8x8, Inc. †	750	5,137
Atlantic Tele-Network, Inc.	119	5,773
Cbeyond, Inc. †	584	4,339
IDT Corp., Class B	401	4,836
Premiere Global Services, Inc. †	432	4,748
Shenandoah Telecommunications Co.	268	4,082
USA Mobility, Inc.	339	4,498
Vonage Holdings Corp. †	2,256	6,520

		39,933

TOTAL COMMON STOCKS (cost $1,968,702)		1,985,011

EXCHANGE-TRADED FUNDS - 1.3%
iShares Russell 2000 Index Fund
(cost $26,387)	280	26,393

MONEY MARKET FUNDS - 99.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(a)
(cost $2,000,000)	2,000,000	2,000,000

TOTAL INVESTMENTS - 199.0% (cost $3,995,089)		4,011,404

LIABILITIES IN EXCESS OF OTHER ASSETS - (99.0%)		(1,995,321)

NET ASSETS - 100.0%		$2,016,083

All securities are United States companies, unless noted otherwise in parentheses.

See notes to Schedule of Investments	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR SMALL CAP CORE EQUITY FUND

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 28, 2013.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

COMMON STOCKS - 98.3%	SHARES	VALUE (Note 3)
Australia - 7.3%
Bendigo and Adelaide Bank Ltd.	323	$3,466
Caltex Australia Ltd.	163	3,640
Insurance Australia Group Ltd.	817	4,874
Macquarie Group Ltd.	178	6,925
National Australia Bank Ltd.	793	25,587
Seven Group Holdings Ltd.	303	3,138
Suncorp Group Ltd.	557	6,874
Tatts Group Ltd.	823	2,722
Telstra Corp. Ltd.	4,813	22,631
Wesfarmers Ltd.	422	17,720
Westpac Banking Corp.	1,024	32,954
Woolworths Ltd.	474	16,734

		147,265

Austria - 2.0%
Andritz AG	105	7,068
Erste Group Bank AG †	261	7,304
Mayr Melnhof Karton AG	19	2,082
Oesterreichische Post AG	88	3,787
OMV AG	227	9,679
Raiffeisen Bank International AG	154	5,251
Vienna Insurance Group AG Wiener Versicherung Gruppe	108	5,242

		40,413

Belgium - 1.5%
Ageas	184	6,245
Colruyt SA	108	5,221
Delhaize Group SA	75	4,094
KBC Groep NV	227	7,871
Solvay SA	50	6,785

		30,216

Bermuda - 0.2%
Signet Jewelers Ltd.	50	3,388

Canada - 2.9%
Agrium, Inc. (1)	88	8,581
Alimentation Couche Tard, Inc., Class B (1)	141	7,642
Empire Co., Ltd., Class A (1)	63	4,103
Gildan Activewear, Inc. (1)	95	3,790
Industrial Alliance Insurance & Financial Services, Inc. (1)	89	3,273
Loblaw Cos., Ltd. (1)	182	7,657
Magna International, Inc. (1)	154	9,052
Sun Life Financial, Inc. (1)	339	9,251
Westjet Airlines Ltd. (1)	210	5,110

		58,459

Denmark - 0.5%
TDC A/S	757	5,827
Tryg A/S	52	4,206

		10,033

Finland - 1.4%
Huhtamaki OYJ	172	3,383
Neste Oil OYJ †	272	3,844
Orion OYJ, Class B	162	4,263
Pohjola Bank PLC, A Shares	280	4,095
Sampo OYJ, A Shares	308	11,879

		27,464

	SHARES	VALUE (Note 3)
France - 7.5%
AXA SA	784	$13,549
BNP Paribas SA	401	20,618
Cap Gemini SA	121	5,514
Cie Generale des Etablissements Michelin	102	8,546
CNP Assurances	318	4,370
Credit Agricole SA †	1,242	10,252
Natixis	1,836	6,985
Renault SA	138	8,658
Safran SA	219	9,774
Sanofi	391	39,876
Societe Generale SA †	337	11,095
Vivendi SA	568	11,751

		150,988

Germany - 6.1%
Allianz SE	142	19,358
Bayer AG	254	26,250
Continental AG	92	11,027
Deutsche Lufthansa AG	421	8,234
Deutsche Post AG	534	12,324
Hannover Rueckversicherung SE	92	7,243
Kabel Deutschland Holding AG	66	6,093
Merck KGaA	76	11,479
Muenchener Rueckversicherungs AG	73	13,682
Suedzucker AG	171	7,228

		122,918

Hong Kong - 5.4%
Champion REIT	6,000	3,119
Cheung Kong Holdings Ltd.	1,000	14,814
Galaxy Entertainment Group Ltd. †	2,000	8,387
Hongkong Land Holdings Ltd.	2,000	14,860
Hysan Development Co., Ltd.	1,000	5,063
Kerry Properties Ltd.	1,000	4,451
Link REIT/The REIT	1,500	8,181
MGM China Holdings Ltd.	2,800	6,004
NWS Holdings Ltd.	2,000	3,565
PCCW Ltd.	9,000	4,181
SJM Holdings Ltd.	3,000	7,510
Swire Properties Ltd.	2,600	9,247
Techtronic Industries Co.	2,000	4,894
Wharf Holdings Ltd.	1,000	8,943
Wheelock & Co., Ltd.	1,000	5,339

		108,558

Israel - 1.7%
Alony Hetz Properties & Investments Ltd. REIT	384	2,434
Bank Hapoalim BM †	1,958	8,895
Bank Leumi Le-Israel BM †	1,864	6,592
Clal Insurance Enterprises Holdings Ltd.	121	2,009
Frutarom Industries Ltd.	214	2,887
Harel Insurance Investments & Financial Services Ltd.	76	3,938
Israel Discount Bank Ltd., Class A †	2,291	3,933
Mizrahi Tefahot Bank Ltd. †	341	3,643

		34,331

Italy - 0.7%
Lottomatica Group SpA	212	4,992
Mediolanum SpA	744	4,116

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 3)
Italy - 0.7% (continued)
Prysmian SpA	233	$4,807

		13,915

Japan - 33.9%
77 Bank Ltd./The	1,000	5,403
Aiful Corp. †	1,000	6,699
Aisin Seiki Co., Ltd.	200	7,372
Alfresa Holdings Corp.	100	5,445
Aoyama Trading Co., Ltd.	200	5,111
Aozora Bank Ltd.	1,000	2,828
Asics Corp.	200	3,307
Astellas Pharma, Inc.	200	10,793
Bridgestone Corp.	400	13,459
Canon Marketing Japan, Inc.	200	2,965
Central Japan Railway Co.	100	10,566
Chugai Pharmaceutical Co., Ltd.	300	6,685
COMSYS Holdings Corp.	300	3,647
Daicel Corp.	1,000	7,827
Daiichikosho Co., Ltd.	100	2,717
Dainippon Sumitomo Pharma Co., Ltd.	300	5,308
Denso Corp.	300	12,746
Don Quijote Co., Ltd.	100	4,436
FamilyMart Co., Ltd.	100	4,571
Fuji Heavy Industries Ltd.	1,000	15,862
Fuji Media Holdings, Inc.	3	5,216
Fukuoka Financial Group, Inc.	1,000	5,014
Hakuhodo DY Holdings, Inc.	50	3,848
Hikari Tsushin, Inc.	100	4,997
Hino Motors Ltd.	1,000	10,857
Hitachi Capital Corp.	200	4,391
Hoshizaki Electric Co., Ltd.	100	2,929
Isuzu Motors Ltd.	1,000	6,060
Ito En Ltd.	100	2,418
ITOCHU Corp.	700	8,601
Izumi Co., Ltd.	200	4,871
Japan Tobacco, Inc.	700	22,391
Juroku Bank Ltd./The	1,000	4,211
Kao Corp.	200	6,468
KDDI Corp.	400	16,725
Keiyo Bank Ltd./The	1,000	5,743
Konica Minolta Holdings, Inc.	500	3,667
KYORIN Holdings, Inc.	200	4,855
Lawson, Inc.	100	7,678
Matsumotokiyoshi Holdings Co., Ltd.	200	5,733
Mazda Motor Corp. †	2,000	5,883
Medipal Holdings Corp.	200	2,806
Miraca Holdings, Inc.	100	4,806
Mitsubishi UFJ Financial Group, Inc.	4,600	27,753
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	5,240
Mizuho Financial Group, Inc.	8,900	19,098
MS&AD Insurance Group Holdings	300	6,682
Namco Bandai Holdings, Inc.	300	5,307
Nichirei Corp.	1,000	5,997
Nihon Kohden Corp.	100	3,533
Nippon Express Co., Ltd.	1,000	4,795
Nippon Paint Co., Ltd.	1,000	10,024
Nippon Telegraph & Telephone Corp.	400	17,464
Nissan Chemical Industries Ltd.	400	4,821
Orient Corp. †	2,000	6,457
ORIX Corp.	700	8,938
Otsuka Corp.	100	10,896

	SHARES	VALUE (Note 3)
Japan - 33.9% (continued)
Otsuka Holdings Co., Ltd.	300	$10,413
Park24 Co., Ltd.	200	3,916
Pola Orbis Holdings, Inc.	100	3,193
Resona Holdings, Inc.	1,100	5,808
Ricoh Co., Ltd.	1,000	10,917
Ryohin Keikaku Co., Ltd.	100	7,878
Sankyu, Inc.	1,000	4,537
SCSK Corp.	200	3,865
Sekisui Chemical Co., Ltd.	1,000	11,048
Sekisui House Ltd.	1,000	13,589
Seven & I Holdings Co., Ltd.	400	13,272
Shinsei Bank Ltd.	2,000	4,596
Shionogi & Co., Ltd.	300	6,080
SKY Perfect JSAT Holdings, Inc.	8	3,788
Softbank Corp.	400	18,429
Stanley Electric Co., Ltd.	200	3,470
Sugi Holdings Co., Ltd.	100	3,568
Sumitomo Forestry Co., Ltd.	300	3,331
Sumitomo Mitsui Financial Group, Inc.	500	20,512
Sumitomo Mitsui Trust Holdings, Inc.	2,000	9,524
Sumitomo Rubber Industries Ltd.	400	6,715
Sundrug Co., Ltd.	100	4,446
Suzuken Co., Ltd.	100	3,630
Suzuki Motor Corp.	300	6,723
Taisei Corp.	1,000	2,782
Toho Holdings Co., Ltd.	200	4,604
Tokai Rika Co., Ltd.	100	1,870
Toshiba TEC Corp.	1,000	5,935
Toyoda Gosei Co., Ltd.	200	4,814
Toyota Boshoku Corp.	300	4,248
Toyota Industries Corp.	200	7,368
Toyota Tsusho Corp.	300	7,691
TS Tech Co., Ltd.	200	5,697
Tsumura & Co.	100	3,656
Tsuruha Holdings, Inc.	100	9,768
TV Asahi Corp.	200	3,835
Yokohama Rubber Co., Ltd./The	1,000	11,584

		682,020

Netherlands - 1.9%
Aegon NV	1,086	6,557
Heineken Holding NV	152	9,753
Koninklijke Ahold NV	679	10,409
Koninklijke Philips Electronics NV	386	11,421

		38,140

New Zealand - 0.2%
Fletcher Building Ltd.	510	3,612

Norway - 1.9%
DNB ASA	704	10,361
Fred Olsen Energy ASA	74	3,182
Gjensidige Forsikring ASA	369	6,106
Marine Harvest ASA †	4,331	4,031
Petroleum Geo-Services ASA	214	3,320
TGS Nopec Geophysical Co. ASA	139	5,268
Yara International ASA	155	7,076

		39,344

Portugal - 0.4%
Banco BPI SA †	3,282	4,151
Portucel SA	1,024	3,523

		7,674

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 3)
Singapore - 1.6%
CapitaCommercial Trust REIT	3,000	$3,842
ComfortDelGro Corp. Ltd.	3,000	4,629
Keppel Land Ltd.	2,000	6,379
Keppel REIT	3,000	3,295
Mapletree Commercial Trust REIT	3,000	3,255
StarHub Ltd.	2,000	7,031
Suntec Real Estate Investment Trust REIT	3,000	4,359

		32,790

Spain - 2.9%
Amadeus IT Holding SA, A Shares	252	6,831
Banco Bilbao Vizcaya Argentaria SA	1,906	16,643
Endesa SA	533	11,270
Ferrovial SA	518	8,245
Gas Natural SDG SA	560	9,937
Mapfre SA	1,546	4,804

		57,730

Sweden - 3.1%
Industrivarden AB, C Shares	267	4,870
Investor AB, B Shares	400	11,571
Melker Schorling AB	80	3,276
Nordea Bank AB	1,373	15,576
Skandinaviska Enskilda Banken AB, Class A	1,053	10,590
Swedbank AB, A Shares	513	11,688
Trelleborg AB, B Shares	286	3,937

		61,508

Switzerland - 1.9%
Actelion Ltd. †	125	6,797
Swiss Re AG †	182	14,823
Zurich Insurance Group AG †	61	17,028

		38,648

United Kingdom - 13.3%
3i Group PLC	1,106	5,327
AstraZeneca PLC	457	22,923
BAE Systems PLC	1,601	9,613
Barclays PLC	4,161	18,513
British Sky Broadcasting Group PLC	829	11,143
BT Group PLC	3,567	15,066
easyJet PLC	461	7,585
GKN PLC	1,623	6,540
HSBC Holdings PLC	5,299	56,538
Investec PLC	658	4,602
J Sainsbury PLC	1,675	9,648
Legal & General Group PLC	3,089	8,129
London Stock Exchange Group PLC	218	4,335
Mondi PLC	490	6,673
Next PLC	126	8,371
Old Mutual PLC	2,260	6,983
Prudential PLC	914	14,845
Resolution Ltd.	917	3,809
Rexam PLC	745	5,982
RSA Insurance Group PLC	3,201	5,676
Standard Life PLC	1,390	7,750
TUI Travel PLC	1,145	5,680
Whitbread PLC	166	6,493
William Hill PLC	1,090	6,134

	SHARES	VALUE (Note 3)
United Kingdom - 13.3% (continued)
WPP PLC	572	$9,141

		267,499

TOTAL COMMON STOCKS (cost $1,964,988)		1,976,913

EXCHANGE-TRADED FUNDS - 1.4%
iShares MSCI EAFE Index Fund (1)
(cost $27,462)	468	27,603

MONEY MARKET FUNDS - 99.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)
(cost $2,000,000)	2,000,000	2,000,000

TOTAL INVESTMENTS - 199.1% (cost $3,992,450)		4,004,516

LIABILITIES IN EXCESS OF OTHER ASSETS - (99.1%)		(1,993,130)

NET ASSETS - 100.0%		$2,011,386

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of March 28, 2013.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$338,678	16.8%
Consumer Staples	193,742	9.6
Energy	28,933	1.4
Financials	806,604	40.1
Health Care	184,204	9.2
Industrials	163,559	8.1
Information Technology	47,626	2.4
Materials	73,256	3.7
Mutual Fund	27,603	1.4
Telecommunication Services	119,104	5.9
Utilities	21,207	1.1
Money Market Funds	2,000,000	99.4

Total Investments	4,004,516	199.1
Liabilities in Excess of Other Assets	(1,993,130)	(99.1)

Net Assets	$2,011,386	100.0%

See notes to Schedule of Investments.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 28, 2013, the Trust consists of twenty-one active series, of which fifteen of the active series are presented in this book and the remaining six active series are reported in a separate book, (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, AQR U.S. Defensive Equity Fund, AQR Diversified Arbitrage Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund. AQR Capital Management, LLC (“the Advisor”) serves as the investment advisor of each Fund. The Advisor has retained CNH Partners, LLC (“the Sub-Advisor”), an affiliate of the Advisor, to serve as an investment sub-advisor to the AQR Diversified Arbitrage Fund.

The investment objective of the AQR Global Equity Fund is to seek long-term capital appreciation. The principal investment strategies of the AQR Global Equity Fund include seeking to outperform, after expenses, the MSCI World Index (the “Global Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR International Equity Fund is to seek long-term capital appreciation. The principal investment strategies of the AQR International Equity Fund include seeking to outperform, after expenses, the MSCI EAFE Index (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR Emerging Defensive Equity Fund is to seek total return. The Fund pursues a “defensive” strategy that provides exposure to emerging stock markets. The Fund seeks to invest in lower beta stocks of companies with stable businesses, high profitability, low operating and financial leverage, lower earnings-per-share variability and other measures of quality. These stocks generally are less volatile than the market average, and are expected to produce higher risk adjusted returns over a full market cycle than market indexes. The Fund offers Class I and Class N shares.

The investment objective of the AQR International Defensive Equity Fund is to seek total return. The Fund pursues a “defensive” strategy that provides exposure to international stock markets. The Fund seeks to invest in lower beta stocks of companies with stable businesses, high profitability, low operating and financial leverage, lower earnings-per-share variability and other measures of quality. These stocks generally are less volatile than the market average, and are expected to produce higher risk adjusted returns over a full market cycle than market indexes. The Fund offers Class I and Class N shares.

The investment objective of the AQR U.S. Defensive Equity Fund is to seek total return. The Fund pursues a “defensive” strategy that provides exposure to the U.S. stock market. The Fund seeks to invest in lower beta stocks of companies with stable businesses, high profitability, low operating and financial leverage, lower earnings-per-share variability and other measures of quality. These stocks generally are less volatile than the market average, and are expected to produce higher risk adjusted returns over a full market cycle than market indexes. The Fund offers Class I and Class N shares.

The investment objective of the AQR Diversified Arbitrage Fund is to seek positive absolute returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform, after expenses, the BofA Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using arbitrage and alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The Fund offers Class I and Class N shares.

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures,

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Advisor determines to have positive momentum. The Advisor considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund offers Class L and Class N shares.

The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Advisor determines to have positive momentum. The Fund offers Class L and Class N shares.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Advisor determines to have positive momentum. The Fund offers Class L and Class N shares.

The investment objective of the AQR Tax-Managed Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Advisor determines to have positive momentum. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L and Class N shares.

The investment objective of the AQR Tax-Managed Small Cap Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Advisor determines to have positive momentum. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L and Class N shares.

The investment objective of the AQR Tax-Managed International Momentum Fund is to seek long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of non-U.S. companies that the Advisor determines to have positive momentum. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short-term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short-term capital gains into long-term capital gains, harvesting losses to offset realized gains, attempting to generate short-term losses, and limiting portfolio turnover that may result in taxable gains. The Fund offers Class L and Class N shares.

The investment objective of the AQR Core Equity Fund is to seek long-term capital appreciation. The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts). The Fund generally invests in large and mid-cap U.S. companies the Advisor determines to be attractively valued with positive momentum and a stable business. The Fund offers Class L and Class N Shares.

The investment objective of the AQR Small Cap Core Equity Fund is to seek long-term capital appreciation. The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of small cap companies. The Fund generally invests in small cap U.S. companies the Advisor determines to be attractively valued with positive momentum and a stable business. The Fund offers Class I and Class N shares.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

The investment objective of the AQR International Core Equity Fund is to seek long-term capital appreciation. The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps and depositary receipts) of non-U.S. companies. The fund generally invests in large cap companies in developed markets outside the U.S. that the Advisor determines to be attractively valued with positive momentum and a stable business. The Fund offers Class I and Class N shares.

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) shall generally be the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities traded outside of the Western Hemisphere on a daily basis utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices, yields, maturities and ratings and is not necessarily reliant on quoted prices. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Total return swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed, these differences could be material.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

Loan Participations and Assignments: The Diversified Arbitrage Fund invests in loan participations and assignments. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when the Fund purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Convertible Securities: The Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short and securities segregated as collateral are denoted in the Schedules of Investments. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: The Funds invest in futures contracts. The Funds invest in futures in order to hedge their investments or equitize their cash flows against fluctuations in value caused by changes in prevailing interest rates or market conditions. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Realized gains or losses, represent the difference between the value of the contract at the time it was opened and the value at the time it was closed. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is presented as Due from Broker on the Statements of Assets and Liabilities. The use of long futures contracts subjects the Funds to risk of loss up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

Forward Currency Contracts: The Funds buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Schedule of Investments. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: The AQR Diversified Arbitrage Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An up-front payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Schedule of Investments. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

High Yield Securities: The AQR Diversified Arbitrage Fund invests in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted for the benefit of a Fund is held in a segregated account by a custodian of the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities and money market funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity.

Options: The AQR Diversified Arbitrage Fund may write and purchase put and call options from time to time. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period ended March 28, 2103 for the AQR Diversified Arbitrage Fund were as follows:

	CALL OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2012	(3,986)	$(183,593)
Options written	(32,390)	(620,488)
Options expired	11,951	157,818
Options exercised	4,783	347,849
Options outstanding, March 28, 2013	(19,642)	$(298,414)

Securities Lending: The Funds may lend securities to brokers approved by the Advisor in order to generate additional income. Securities loaned are collateralized by cash, which is invested in various JPMorgan Money Market Funds. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

termination by the Funds or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments, net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all.

3. Federal Income Taxes

At March 28, 2013, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Global Equity Fund	$427,478,245	$89,291,904	$(7,085,123)	$82,206,781
AQR International Equity Fund	626,789,036	113,540,320	(16,383,573)	97,156,747
AQR Emerging Defensive Equity Fund	7,119,692	629,686	(209,743)	419,943
AQR International Defensive Equity Fund	9,082,962	836,870	(84,286)	752,584
AQR U.S. Defensive Equity Fund	15,072,920	1,140,698	(31,709)	1,108,989
AQR Diversified Arbitrage Fund	2,537,532,526	106,803,862	(64,128,644)	42,675,218
AQR Momentum Fund	659,496,525	105,452,045	(3,735,651)	101,716,394
AQR Small Cap Momentum Fund	191,845,615	39,368,325	(2,825,261)	36,543,064
AQR International Momentum Fund	165,680,375	25,357,054	(1,807,626)	23,549,428
AQR Tax-Managed Momentum Fund	6,996,931	911,241	(62,910)	848,331
AQR Tax-Managed Small Cap Momentum Fund	3,933,622	858,409	(90,884)	767,525
AQR Tax-Managed International Momentum Fund	5,473,195	931,773	(75,710)	856,063
AQR Core Equity Fund	3,994,986	23,852	(3,563)	20,289
AQR Small Cap Core Equity Fund	3,995,089	24,166	(7,851)	16,315
AQR International Core Equity Fund	3,992,450	18,925	(6,859)	12,066

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

4. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside North America are fair valued daily based on the application of a fair value factor and therefore are considered Level 2 (Note 2). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, as well as quotations from counterparties and other market participants. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including forwards, total return and credit default swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap contract increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Securities for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. On a quarterly basis the VC meets to review the results of back test reports generated by the Advisor’s internal risk department. The VC prepares for the Funds’ Board of Trustees an analysis relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade executions prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, model prices are reviewed against available third party model prices.

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the relationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 instruments for which prior transaction or third party pricing information was used without adjustment.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of March 28, 2013 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$273,829,857	$189,968,045	$—	$463,797,902
Preferred Stocks†	—	4,894,182	—	4,894,182
Money Market Funds	—	40,992,942	—	40,992,942

Total Assets	$273,829,857	$235,855,169	$—	$509,685,026

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(1,122,284)	$—	$(1,122,284)
Futures Contracts*	(175,420)	—	—	(175,420)
Total Return Swap Contracts*	$—	$(24,262)	$—	$(24,262)

Total Liabilities	$(175,420)	$(1,146,546)	$—	$(1,321,966)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$636,040,938	$—	$636,040,938
Preferred Stocks†	—	11,087,088	—	11,087,088
Money Market Funds	—	76,817,757	—	76,817,757

Total Assets	$—	$723,945,783	$—	$723,945,783

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(1,180,603)	$—	$(1,180,603)
Futures Contracts*	(66,874)	—	—	(66,874)
Total Return Swap Contracts*	$—	$(84,375)	$—	$(84,375)

Total Liabilities	$(66,874)	$(1,264,978)	$—	$(1,331,852)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR EMERGING DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,321,064	$4,815,385	$—	$7,136,449
Exchange-Traded Funds	139,291	—	—	139,291
Preferred Stocks†	17,744	—	—	17,744
Money Market Funds	—	246,151	—	246,151

Total Assets	$2,478,099	$5,061,536	$—	$7,539,635

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

AQR INTERNATIONAL DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,577,856	$7,363,572	$—	$8,941,428
Exchange-Traded Funds	529,817	—	—	529,817
Preferred Stocks†	—	35,261	—	35,261
Money Market Funds	—	329,040	—	329,040

Total Assets	$2,107,673	$7,727,873	$—	$9,835,546

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR U.S. DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$14,144,218	$—	$—	$14,144,218
Exchange-Traded Funds	649,369	—	—	649,369
Money Market Funds	—	1,388,322	—	1,388,322

Total Assets	$14,793,587	$1,388,322	$—	$16,181,909

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$954,394,832	$82,321,319	$50,567,628	$1,087,283,779
Convertible Preferred Stocks†	8,789,897	33,454,098	1,121,166	43,365,161
Corporate Bonds†	—	297,746,183	68,100,235	365,846,418
Convertible Bonds†	—	196,493,127	15,995,641	212,488,768
Bank Loans†	—	19,309,031	2,371,992	21,681,023
Closed End Funds	75,127,262	—	—	75,127,262
Preferred Stocks†	2,335,320	2,356,939	2,742,670	7,434,929
Rights†	—	—	233,590	233,590
Short-Term Investments	—	120,683,223	—	120,683,223
Warrants†	18,857,106	1,808,542	2,899,055	23,564,703
Money Market Funds	—	620,015,360	—	620,015,360
Purchased Options	2,483,528	—	—	2,483,528
Forward Foreign Currency Exchange Contracts*	—	492,344	—	492,344
Total Return Basket Swaps Contracts*	—	249,150	—	249,150

Total Assets	$1,061,987,945	$1,374,929,316	$144,031,977	$2,580,949,238

LIABILITIES
Common Stocks (Sold Short)†	$(434,182,109)	$(172,976)	$(32,207)	$(434,387,292)
Exchange-Traded Funds (Sold Short)	(42,210,923)	—	—	(42,210,923)
Preferred Stocks (Sold Short)†	—	(13,383,375)	—	(13,383,375)
Written Options (Sold Short)*	(709,883)	—	(3,576)	(713,459)
Futures Contracts*	$(1,870,992)	$—	$—	$(1,870,992)
Credit Default Swap Contracts*	—	(5,033,148)	—	(5,033,148)
Total Return Basket Swaps Contracts*	—	(1,415,153)	—	(1,415,153)

Total Liabilities	$(478,973,907)	$(20,004,652)	$(35,783)	$(499,014,342)

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

†	Please refer to the Schedule of Investments to view securities segregated by industry type.
*	Derivative instruments, including futures and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap, total return basket swap and option contracts are reported at market value.

Quantitative Information about Level 3 Fair Value Measurements**

	FAIR VALUE AT 3/28/2013	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT(S)	RANGE

Common Stocks	$2,862,500	Liquidity Discount	Underlying Price Liquidity Discount	$0.0025 - $3.7 0.00% - 41.95%
Common Stocks (Shorts)	$(32,207)	Theoretical Price Estimate	Liquidity Discount Underlying Price	50.0% $0.6875
Preferred Stocks	$2,680,162	Jump Diffussion Model*	Credit Spread Liquidity Discount	790 - 920 bps 1.73% - 5.53%
	$62,508	Comparable Security	Underlying Price	$100
Convertible Preferred Stocks	$1,121,166	Jump Diffussion Model*	Underlying Price Volatility Credit Spread Liquidity Discount	$1.00 - $4.00 75.0% - 150.0% 2000 - 3000 bps 96.4% - 98.4%
Corporate Bonds	$1,148,000	Discounted Cash Flow Model	Volitility Credit Spread Liquidity Discount	40.0% 1000 - 1510 bps 10.0% - 65.0%
Convertible Bonds	$3,522,275	Jump Diffussion Model*	Underlying Price Volatility Credit Spread Liquidity Discount	$0.02 - $4.001 42.0% - 150.0% 1200 - 5000 bps 1.5% - 72.5%
Warrants	$1,876,963	Black Scholes Model	Underlying Price Volatility Liquidity Discount	$0.035 - $8.1501 40.0% - 150.0% 10.0% - 77.5%
Rights	$230,755	Comparable Security	Underlying Price	$2.50

*	The Jump Diffusion Model extends the classical Black-Scholes Model by taking bankruptcy into consideration, and derives a partial differential equation for pricing and convertible bond or stock. The essential inputs to the model are stock volatility and default probability, which is typically approximated with credit spread.
**	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At March 28, 2013, the value of these securities was $130,527,648. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

Level 3 values are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in common stocks, corporate bonds, convertible bonds, preferred stocks and warrants potentially include credit spread, liquidity discount and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discount, theoretical value, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	CONVERTIBLE PREFERRED STOCK	CORPORATE BONDS	CONVERTIBLE BONDS	BANK LOANS	PREFERRED STOCK	WARRANTS	SHORT COMMON STOCK	RIGHTS	WRITTEN OPTION
Balance as of December 31, 2012	$24,333,266	$8,469,674	$89,519,605	$26,292,911	$—	$—	$2,824,399	$(32,207)	$2,835	$—
Accrued discounts/(premiums)	—	—	157,927	831	2,227	—	—	—	—	—
Realized gain/(loss)	616,527	187,215	97,649	213,060	—	—	(6,534)	—	2,379,834	(10)
Change in unrealized appreciation/(depreciation)	(1,289,757)	241,227	675,772	(1,414,929)	53,765	9,559	153,763	—	230,755	(948)
Purchases	14,964,852	—	3,095,749	10,392,113	2,316,000	2,733,111	346	—	—	10
Sales	(18,624,273)	(7,776,950)	(3,097,853)	(19,476,307)	—	—	(51)	—	(2,379,834)	(2,492)
Transfers in to Level 3	30,567,013	—	36,024,585	1,844,900	—	—	673,371	—	—	(136)
Transfers out of Level 3	—	—	(58,373,199)	(1,856,938)	—	—	(746,239)	—	—	—
Balance as of March 28, 2013	$50,567,628	$1,121,166	$68,100,235	$15,995,641	$2,371,992	$2,742,670	$2,899,055	$(32,207)	$233,590	$(3,576)
Change in Unrealized appreciation/(depreciation) for securities still held at March 28,2013	$4,454,489	$338,447	$938,058	$(1,153,933)	$53,765	$9,559	$304,208	$—	$230,755	$(948)

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$634,533,397	$—	$—	$634,533,397
Money Market Funds	—	126,679,522	—	126,679,522
Futures Contracts*	44,069	—	—	44,069

Total Assets	$634,577,466	$126,679,522	$—	$761,256,988

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$176,058,555	$—	$14,729	$176,073,284
Preferred Stocks†	46,079	—	—	46,079
Rights†	—	—	—	—
Warrants†	387	—	—	387
Money Market Funds	—	52,268,929	—	52,268,929
Futures Contracts*	4,939	—	—	4,939

Total Assets	$176,109,960	$52,268,929	$14,729	$228,393,618

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $14,729 are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$7,359,293	$175,650,575	$—	$183,009,868
Exchange-Traded Funds	3,018,360	—	—	3,018,360
Money Market Funds	—	3,201,575	—	3,201,575

Total Assets	$10,377,653	$178,852,150	$—	$189,229,803

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR TAX-MANAGED MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$7,464,739	$—	$—	$7,464,739
Exchange-Traded Funds	61,837	—	—	61,837
Money Market Funds	—	318,686	—	318,686

Total Assets	$7,526,576	$318,686	$—	$7,845,262

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$4,142,201	$—	$—	$4,142,201
Exchange-Traded Funds	17,626	—	—	17,626
Money Market Funds	—	541,320	—	541,320

Total Assets	$4,159,827	$541,320	$—	$4,701,147

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$291,096	$5,947,191	$—	$6,238,287
Exchange-Traded Funds	49,720	—	—	49,720
Money Market Funds	—	41,251	—	41,251

Total Assets	$340,816	$5,988,442	$—	$6,329,258

†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,989,131	$—	$—	$1,989,131
Exchange-Traded Funds	26,144	—	—	26,144
Money Market Funds	—	2,000,000	—	2,000,000

Total Assets	$2,015,275	$2,000,000	$—	$4,015,275

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR SMALL CAP CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,985,011	$—	$—	$1,985,011
Exchange-Traded Funds	26,393	—	—	26,393
Money Market Funds	—	2,000,000	—	2,000,000

Total Assets	$2,011,404	$2,000,000	$—	$4,011,404

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR INTERNATIONAL CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$58,459	$1,918,454	$—	$1,976,913
Exchange-Traded Funds	27,603	—	—	27,603
Money Market Funds	—	2,000,000	—	2,000,000

Total Assets	$86,062	$3,918,454	$—	$4,004,516

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

5. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period end March 28, 2013 are as follows:

	ASSETS					LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Global Equity Fund	$1,838,096	$—	$—	$—	$—	$2,013,516	$24,262	$—	$—
AQR International Equity Fund	3,271,910	—	—	—	—	3,338,784	84,375	—	—
AQR Diversified Arbitrage Fund	—	249,150	—	—	—	1,752,748	1,415,153	—	713,459
AQR Momentum Fund	44,069	—	—	—	—	—	—	—	—
AQR Small Cap Momentum Fund	4,939	—	—	—	—	—	—	—	—
AQR Emerging Defensive Equity Fund	1,232	—	—	—	—	—	—	—	—
Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	2,274,340	—	—	—	—	3,396,624	—
AQR International Equity Fund	—	—	3,712,422	—	—	—	—	4,893,025	—
AQR Diversified Arbitrage Fund	—	—	1,587,267	—	—	—	—	1,094,923	—
Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	—	118,244	—	—	—
Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	—	—	5,033,148	—	—
Netting:
AQR Global Equity Fund	(1,838,096)	—	(2,274,340)	—	—	(1,838,096)	—	(2,274,340)	—
AQR International Equity Fund	(3,271,910)	—	(3,712,422)	—	—	(3,271,910)	—	(3,712,422)	—
AQR Diversified Arbitrage Fund	—	(249,150)	(1,094,923)	—	—	—	(249,150)	(1,094,923)	—

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

	ASSETS					LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Net Fair Value of Derivative Contracts:
AQR Global Equity Fund	—	—	—	—	—	175,420	24,262	1,122,284	—
AQR International Equity Fund	—	—	—	—	—	66,874	84,375	1,180,603	—
AQR Diversified Arbitrage Fund	—	—	492,344	—	—	1,870,992	6,199,151	—	713,459
AQR Momentum Fund	44,069	—	—	—	—	—	—	—	—
AQR Small Cap Momentum Fund	4,939	—	—	—	—	—	—	—	—
AQR Emerging Defensive Equity Fund	1,232	—	—	—	—	—	—	—	—

For swaps, futures and forward foreign currency contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate the position if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

As of March 28, 2013, the following Funds had net liability positions:

FUND	DERIVATIVES IN NET LIABILITY POSITION	COLLATERAL POSTED
AQR Global Equity Fund	$(1,321,966)	$10,708,020
AQR International Equity Fund	(1,331,852)	17,650,485
AQR Diversified Arbitrage Fund	(8,291,258)	356,383,388

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

6. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowings.

There is no guarantee that the Funds’ borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limits access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds best interest to do so.

The counterparties to the Funds’ currency forward, futures, option and swap contracts and repurchase and reverse repurchase agreements include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Schedules of Investments. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Schedules of Investments. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated

Notes to Schedule of Investments	March 28, 2013 (Unaudited)

securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

As of March 28, 2013, a substantial portion of the AQR Global Equity, AQR International Equity, AQR Emerging Defensive Equity, AQR International Defensive Equity, AQR International Momentum, AQR Tax-Managed International Momentum and AQR International Core Equity Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of March 28, 2013 the AQR Diversified Arbitrage Fund had pledged a substantial portion of its assets for securities sold short to JPMorgan Chase Bank, N.A.

7. New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic) 210: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”) which provides guidance to enhance disclosures about financial instruments and derivative instruments that are either (a) offset or (b) subject to an enforceable master netting arrangement or similar agreement even if the Funds do not elect to net the transactions on the balance sheet. Under this new guidance, Funds are required to disclose quantitative information relating to recognized assets and liabilities that are offset or subject to an enforceable master netting arrangement or similar agreement. On January 9, 2013, the FASB clarified the scope of ASU 2011-11, which limits the offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions. The Funds are required to apply ASU 2011-11, and the related amendment, for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Implementation of ASU 2011-11 may require legal interpretation of relevant agreements and an analysis of the contracts associated with such agreements to determine whether they fall within the scope of the standard. Management is currently assessing the impact of ASU 2011-11 but does not believe the adoption will have a material impact on their financial statements.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 83.6%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.090% (a)	193,196,921	$193,196,922
Dreyfus Treasury Cash Management, Class I, 0.010% (a)	772,787,685	772,787,685
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.080% (a)(b)	400,000	400,000
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)	557,724,103	557,724,103
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)	949,102,881	949,102,881

TOTAL MONEY MARKET FUNDS (cost $2,473,211,591)		2,473,211,591

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 8.7%
U.S. Treasury Bill, 0.000%, 6/20/2013 (c)
(cost $258,075,104)	$258,130	$258,094,120

TOTAL INVESTMENTS - 92.3%
(cost $2,731,286,695)		2,731,305,711

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.7% (d)		228,713,170

NET ASSETS - 100.0%		$2,960,018,881

(a)	Represents annualized seven-day yield as of March 28, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of March 28, 2013:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Cocoa Futures	5/15/2013	USD	(12,999,630)	$131,530
Barclays Capital	Coffee ‘C’ Futures	5/20/2013	USD	(806,063)	34,594
Barclays Capital	Corn Futures	5/14/2013	USD	19,292,003	(555,015)
Bank of America	Euro - Bobl Futures	6/6/2013	EUR	71,039,615	(97,953)
Bank of America	Euro - SCHATZ Futures	6/6/2013	EUR	270,051,752	162,891
Barclays Capital	Gold 100 OZ Futures	6/26/2013	USD	20,261,370	(187,336)
Barclays Capital	Gold 100 OZ Futures	6/26/2013	USD	(225,658,090)	1,614,752
Barclays Capital	Lean Hogs Futures	6/14/2013	USD	(64,895,754)	(204,656)
Barclays Capital	LME Aluminum Futures	6/17/2013	USD	(112,389,691)	3,798,566
Barclays Capital	Silver Futures	5/29/2013	USD	(29,494,600)	463,525

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Soybean Futures	5/14/2013	USD	52,497,888	$(1,997,125)
Deutsche Bank	Soybean Meal Futures	5/14/2013	USD	8,108,125	(501,645)
The Royal Bank of Scotland	Swiss Market Index Futures	6/21/2013	CHF	114,082,977	398,447
Bank of America	U.S. Treasury 2-Year Note Futures	6/28/2013	USD	102,276,845	13,405
Bank of America	U.S. Treasury 5-Year Note Futures	6/28/2013	USD	80,725,691	33,911
Barclays Capital	Wheat Futures	5/14/2013	USD	(3,199,400)	208,208
Barclays Capital	Wheat Futures	5/14/2013	USD	3,199,400	(205,483)

					$3,110,616

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $45,933,264. Additional collateral for positions held at Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1,543	Corn Futures	May 14, 2013	$55,573,957	$53,638,538	$(1,935,419)
511	Cotton No. 2 Futures	May 8, 2013	22,236,975	22,601,530	364,555
614	Globex RBOB Gas Futures	April 29, 2013	80,992,968	80,216,153	(776,815)
25	LME Aluminum Futures	April 3, 2013	1,356,290	1,172,031	(184,259)
69	LME Aluminum Futures	April 8, 2013	3,536,810	3,239,274	(297,536)
107	LME Aluminum Futures	April 9, 2013	5,577,546	5,024,613	(552,933)
27	LME Aluminum Futures	April 10, 2013	1,423,906	1,268,244	(155,662)
40	LME Aluminum Futures	May 3, 2013	2,140,467	1,890,790	(249,677)
54	LME Aluminum Futures	May 7, 2013	2,846,723	2,555,361	(291,362)
21	LME Aluminum Futures	May 13, 2013	1,117,252	995,379	(121,873)
88	LME Aluminum Futures	May 14, 2013	4,754,576	4,172,256	(582,320)
56	LME Aluminum Futures	May 15, 2013	3,036,980	2,655,800	(381,180)
122	LME Aluminum Futures	May 20, 2013	6,466,140	5,793,048	(673,092)
50	LME Aluminum Futures	May 24, 2013	2,539,455	2,376,550	(162,905)
24	LME Copper Futures	April 3, 2013	4,945,338	4,505,850	(439,488)
16	LME Copper Futures	May 7, 2013	3,306,571	3,009,872	(296,699)
5	LME Copper Futures	May 13, 2013	1,028,932	940,826	(88,106)
9	LME Copper Futures	May 14, 2013	1,854,462	1,693,560	(160,902)
13	LME Copper Futures	May 22, 2013	2,560,696	2,446,746	(113,950)
74	LME Copper Futures	May 24, 2013	14,500,418	13,928,909	(571,509)
39	LME Copper Futures	May 28, 2013	7,660,687	7,342,237	(318,450)
47	LME Copper Futures	May 31, 2013	9,003,219	8,849,536	(153,683)
42	LME Copper Futures	June 4, 2013	8,109,217	7,909,534	(199,683)
35	LME Copper Futures	June 5, 2013	6,798,806	6,591,576	(207,230)
37	LME Copper Futures	June 6, 2013	7,178,059	6,968,552	(209,507)
21	LME Copper Futures	June 7, 2013	4,047,784	3,955,303	(92,481)
22	LME Copper Futures	June 11, 2013	4,235,035	4,144,398	(90,637)
35	LME Copper Futures	June 12, 2013	6,864,431	6,593,659	(270,772)
17	LME Nickel Futures	April 3, 2013	1,815,627	1,692,129	(123,498)
15	LME Nickel Futures	April 4, 2013	1,570,389	1,493,139	(77,250)
3	LME Nickel Futures	April 8, 2013	310,505	298,695	(11,810)
17	LME Nickel Futures	April 9, 2013	1,787,577	1,692,697	(94,880)
22	LME Nickel Futures	May 1, 2013	2,424,194	2,193,081	(231,113)
3	LME Nickel Futures	May 7, 2013	336,168	299,147	(37,021)
20	LME Nickel Futures	May 13, 2013	2,195,003	1,994,919	(200,084)
20	LME Nickel Futures	May 14, 2013	2,214,131	1,995,019	(219,112)
56	LME Nickel Futures	May 28, 2013	5,589,897	5,589,582	(315)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
24	LME Nickel Futures	May 31, 2013	$2,363,078	$2,395,856	$32,778
30	LME Nickel Futures	June 4, 2013	2,983,548	2,995,355	11,807
27	LME Nickel Futures	June 5, 2013	2,681,143	2,695,939	14,796
29	LME Nickel Futures	June 6, 2013	2,891,926	2,895,767	3,841
31	LME Nickel Futures	June 7, 2013	3,087,650	3,095,615	7,965
31	LME Nickel Futures	June 11, 2013	3,100,670	3,096,168	(4,502)
51	LME Nickel Futures	June 12, 2013	5,211,262	5,093,921	(117,341)
81	LME Zinc Futures	April 9, 2013	4,137,748	3,781,464	(356,284)
52	LME Zinc Futures	April 10, 2013	2,666,383	2,428,244	(238,139)
13	LME Zinc Futures	April 24, 2013	669,461	609,174	(60,287)
50	LME Zinc Futures	April 25, 2013	2,638,839	2,343,525	(295,314)
30	LME Zinc Futures	April 29, 2013	1,562,976	1,407,458	(155,518)
61	LME Zinc Futures	May 7, 2013	3,306,877	2,867,274	(439,603)
8	LME Zinc Futures	May 8, 2013	434,169	376,126	(58,043)
80	LME Zinc Futures	May 13, 2013	4,437,369	3,765,720	(671,649)
10	LME Zinc Futures	May 14, 2013	552,475	470,825	(81,650)
13	LME Zinc Futures	May 15, 2013	717,812	612,219	(105,593)
82	LME Zinc Futures	May 20, 2013	4,422,921	3,864,763	(558,158)
125	LME Zinc Futures	May 31, 2013	6,312,700	5,901,719	(410,981)
94	LME Zinc Futures	June 4, 2013	4,700,150	4,440,912	(259,238)
86	LME Zinc Futures	June 5, 2013	4,323,788	4,063,608	(260,180)
73	LME Zinc Futures	June 6, 2013	3,639,167	3,449,889	(189,278)
85	LME Zinc Futures	June 7, 2013	4,203,386	4,017,631	(185,755)
82	LME Zinc Futures	June 11, 2013	3,979,181	3,878,292	(100,889)
103	LME Zinc Futures	June 12, 2013	5,155,315	4,872,286	(283,029)
92	LME Zinc Futures	June 13, 2013	4,600,147	4,352,635	(247,512)
179	LME Zinc Futures	June 14, 2013	8,871,286	8,470,056	(401,230)
684	LME Zinc Futures	June 17, 2013	34,547,299	32,391,675	(2,155,624)
96	LME Zinc Futures	June 20, 2013	4,624,354	4,546,800	(77,554)
193	LME Zinc Futures	June 21, 2013	9,380,159	9,142,458	(237,701)
101	LME Zinc Futures	June 26, 2013	4,886,037	4,788,360	(97,677)
106	LME Zinc Futures	June 27, 2013	5,008,670	5,026,229	17,559
105	LME Zinc Futures	June 28, 2013	4,966,668	4,979,625	12,957
4,910	Natural Gas Swap Futures	April 26, 2013	48,580,760	49,394,600	813,840
261	Soybean Futures	May 14, 2013	18,446,252	18,331,987	(114,265)
350	Soybean Meal Futures	May 14, 2013	14,490,768	14,161,000	(329,768)
994	Amsterdam Index Futures	April 19, 2013	89,688,172	88,528,559	(1,159,613)
1,397	CAC40 10 Euro Futures	April 19, 2013	68,601,170	66,830,582	(1,770,588)
342	DAX Index Futures	June 21, 2013	87,547,871	85,492,055	(2,055,816)
1,979	DJIA Mini E-CBOT Futures	June 21, 2013	142,050,059	143,447,815	1,397,756
1,033	E-Mini Russell 2000 Futures	June 21, 2013	97,024,698	98,021,370	996,672
1,331	FTSE 100 Index Futures	June 21, 2013	129,668,780	128,441,856	(1,226,924)
3,697	FTSE/JSE Top 40 Index Futures	June 20, 2013	144,857,017	142,785,182	(2,071,835)
169	Hang Seng Index Futures	April 29, 2013	24,235,023	24,292,301	57,278
227	IBEX 35 Index Futures	April 19, 2013	24,524,506	22,795,078	(1,729,428)
1,764	MSCI Singapore Index Futures	April 29, 2013	105,374,309	106,037,683	663,374
2,400	MSCI Taiwan Stock Index Futures	April 29, 2013	67,581,605	67,512,000	(69,605)
1,373	NASDAQ 100 E-Mini Futures	June 21, 2013	76,823,274	77,190,060	366,786
1,597	S&P 500 E-Mini Futures	June 21, 2013	123,533,482	124,781,595	1,248,113
1,014	S&P MID 400 E-Mini Futures	June 21, 2013	114,601,136	116,711,400	2,110,264
864	S&P/Toronto Stock Exchange 60 Index Futures	June 20, 2013	124,970,289	123,988,699	(981,590)
813	SPI 200 Index Futures	June 20, 2013	106,013,160	105,108,537	(904,623)
580	TOPIX Index Futures	June 13, 2013	61,718,667	64,108,993	2,390,326
417	10-Year Japanese Government Bond Futures	June 11, 2013	642,148,218	646,131,832	3,983,614
354	3-Month Euro Euribor Futures	September 16, 2013	113,198,727	113,109,064	(89,663)
634	3-Month Euro Euribor Futures	December 16, 2013	202,655,004	202,502,750	(152,254)
897	3-Month Euro Euribor Futures	March 17, 2014	286,541,933	286,434,394	(107,539)
1,141	3-Month Euro Euribor Futures	June 16, 2014	364,239,406	364,239,964	558

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1,242	3-Month Euro Euribor Futures	September 15, 2014	$396,238,228	$396,322,859	$84,631
1,190	3-Month Euro Euribor Futures	December 15, 2014	379,409,726	379,500,820	91,094
1,176	3-Month Euro Euribor Futures	March 16, 2015	374,799,611	374,809,986	10,375
32	90-Day EURODollar Futures	June 16, 2014	7,965,647	7,964,000	(1,647)
322	90-Day EURODollar Futures	September 15, 2014	80,117,658	80,105,550	(12,108)
645	90-Day EURODollar Futures	December 15, 2014	160,369,601	160,371,187	1,586
836	90-Day EURODollar Futures	March 16, 2015	207,704,571	207,725,100	20,529
1,813	90-Day GBP LIBOR Futures	December 18, 2013	342,817,724	342,623,623	(194,101)
1,226	90-Day Sterling Futures	September 18, 2013	231,884,230	231,668,143	(216,087)
2,276	90-Day Sterling Futures	March 19, 2014	430,237,809	430,143,714	(94,095)
2,847	90-Day Sterling Futures	June 18, 2014	537,807,772	538,030,587	222,815
3,240	90-Day Sterling Futures	September 17, 2014	611,742,966	612,177,277	434,311
3,435	90-Day Sterling Futures	December 17, 2014	648,125,752	648,825,555	699,803
3,491	90-Day Sterling Futures	March 18, 2015	658,937,331	659,137,985	200,654
34	Australia 10-Year Bond Futures	June 17, 2013	4,272,823	4,304,571	31,748
1,943	Canadian 10-Year Bond Futures	June 19, 2013	257,043,622	258,250,588	1,206,966
11	Canadian 3-Month Bank Acceptance Futures	September 16, 2013	2,673,273	2,672,984	(289)
712	Canadian 3-Month Bank Acceptance Futures	December 16, 2013	173,098,548	173,014,931	(83,617)
1,587	Euro - Bobl Futures	June 6, 2013	256,448,044	257,785,979	1,337,935
1,213	Euro - Bund Futures	June 6, 2013	223,791,506	226,220,077	2,428,571
492	Euro-Buxl 30-Year Bond Futures	June 6, 2013	84,594,741	85,430,584	835,843
964	Long Gilt Futures	June 26, 2013	172,325,364	173,982,977	1,657,613
380	U.S. Long Bond Futures	June 19, 2013	54,646,649	54,898,125	251,476
1,627	U.S. Treasury 10-Year Note Futures	June 19, 2013	213,880,915	214,738,578	857,663
1,319	U.S. Treasury 5-Year Note Futures	June 28, 2013	163,416,644	163,628,133	211,489

			10,404,466,846	10,397,559,390	(6,907,456)

Short Contracts:
1,986	Cocoa Futures	May 15, 2013	(43,077,185)	(43,096,200)	(19,015)
1,492	Coffee ‘C’ Futures	May 20, 2013	(79,674,000)	(76,735,425)	2,938,575
327	Crude Oil Financial Futures	April 19, 2013	(30,211,530)	(31,794,210)	(1,582,680)
157	Globex Brent FCL Futures	May 15, 2013	(17,078,150)	(17,237,030)	(158,880)
383	Globex Heat Oil Futures	April 29, 2013	(48,594,941)	(49,014,042)	(419,101)
289	ICE Euro Gasoil Futures	May 9, 2013	(26,231,010)	(26,537,425)	(306,415)
1,918	Lean Hogs Futures	June 14, 2013	(69,738,899)	(69,872,740)	(133,841)
25	LME Aluminum Futures	April 3, 2013	(1,357,589)	(1,172,032)	185,557
69	LME Aluminum Futures	April 8, 2013	(3,541,410)	(3,239,274)	302,136
107	LME Aluminum Futures	April 9, 2013	(5,551,368)	(5,024,613)	526,755
27	LME Aluminum Futures	April 10, 2013	(1,417,272)	(1,268,244)	149,028
40	LME Aluminum Futures	May 3, 2013	(2,136,186)	(1,890,790)	245,396
54	LME Aluminum Futures	May 7, 2013	(2,859,114)	(2,555,361)	303,753
21	LME Aluminum Futures	May 13, 2013	(1,113,691)	(995,379)	118,312
88	LME Aluminum Futures	May 14, 2013	(4,745,259)	(4,172,256)	573,003
56	LME Aluminum Futures	May 15, 2013	(3,033,710)	(2,655,800)	377,910
122	LME Aluminum Futures	May 20, 2013	(6,428,855)	(5,793,048)	635,807
50	LME Aluminum Futures	May 24, 2013	(2,541,487)	(2,376,550)	164,937
87	LME Aluminum Futures	June 17, 2013	(4,293,155)	(4,161,863)	131,292
24	LME Copper Futures	April 3, 2013	(4,930,978)	(4,505,850)	425,128
16	LME Copper Futures	May 7, 2013	(3,316,849)	(3,009,872)	306,977
5	LME Copper Futures	May 13, 2013	(1,030,342)	(940,826)	89,516
9	LME Copper Futures	May 14, 2013	(1,856,967)	(1,693,559)	163,408
13	LME Copper Futures	May 22, 2013	(2,567,273)	(2,446,746)	120,527
74	LME Copper Futures	May 24, 2013	(14,477,772)	(13,928,909)	548,863
39	LME Copper Futures	May 28, 2013	(7,689,784)	(7,342,237)	347,547
47	LME Copper Futures	May 31, 2013	(9,085,396)	(8,849,535)	235,861
42	LME Copper Futures	June 4, 2013	(8,089,278)	(7,909,535)	179,743
35	LME Copper Futures	June 5, 2013	(6,833,299)	(6,591,576)	241,723
37	LME Copper Futures	June 6, 2013	(7,171,355)	(6,968,552)	202,803

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
21	LME Copper Futures	June 7, 2013	$(4,055,866)	$(3,955,303)	$100,563
22	LME Copper Futures	June 11, 2013	(4,243,085)	(4,144,399)	98,686
35	LME Copper Futures	June 12, 2013	(6,770,160)	(6,593,659)	176,501
278	LME Copper Futures	June 17, 2013	(53,869,826)	(52,389,100)	1,480,726
17	LME Nickel Futures	April 3, 2013	(1,812,636)	(1,692,129)	120,507
15	LME Nickel Futures	April 4, 2013	(1,560,204)	(1,493,139)	67,065
3	LME Nickel Futures	April 8, 2013	(310,635)	(298,695)	11,940
17	LME Nickel Futures	April 9, 2013	(1,775,925)	(1,692,697)	83,228
22	LME Nickel Futures	May 1, 2013	(2,430,877)	(2,193,081)	237,796
3	LME Nickel Futures	May 7, 2013	(334,453)	(299,147)	35,306
20	LME Nickel Futures	May 13, 2013	(2,199,088)	(1,994,918)	204,170
20	LME Nickel Futures	May 14, 2013	(2,206,168)	(1,995,019)	211,149
56	LME Nickel Futures	May 28, 2013	(5,595,367)	(5,589,581)	5,786
24	LME Nickel Futures	May 31, 2013	(2,377,456)	(2,395,856)	(18,400)
30	LME Nickel Futures	June 4, 2013	(2,987,716)	(2,995,355)	(7,639)
27	LME Nickel Futures	June 5, 2013	(2,700,319)	(2,695,940)	4,379
29	LME Nickel Futures	June 6, 2013	(2,890,827)	(2,895,767)	(4,940)
31	LME Nickel Futures	June 7, 2013	(3,084,944)	(3,095,615)	(10,671)
31	LME Nickel Futures	June 11, 2013	(3,087,945)	(3,096,167)	(8,222)
51	LME Nickel Futures	June 12, 2013	(5,129,211)	(5,093,921)	35,290
262	LME Nickel Futures	June 17, 2013	(26,228,004)	(26,176,944)	51,060
81	LME Zinc Futures	April 9, 2013	(4,110,117)	(3,781,465)	328,652
52	LME Zinc Futures	April 10, 2013	(2,645,996)	(2,428,244)	217,752
13	LME Zinc Futures	April 24, 2013	(674,029)	(609,173)	64,856
50	LME Zinc Futures	April 25, 2013	(2,624,920)	(2,343,525)	281,395
30	LME Zinc Futures	April 29, 2013	(1,562,952)	(1,407,457)	155,495
61	LME Zinc Futures	May 7, 2013	(3,311,552)	(2,867,274)	444,278
8	LME Zinc Futures	May 8, 2013	(437,037)	(376,126)	60,911
80	LME Zinc Futures	May 13, 2013	(4,422,872)	(3,765,720)	657,152
10	LME Zinc Futures	May 14, 2013	(548,859)	(470,825)	78,034
13	LME Zinc Futures	May 15, 2013	(711,404)	(612,219)	99,185
82	LME Zinc Futures	May 20, 2013	(4,412,981)	(3,864,762)	548,219
125	LME Zinc Futures	May 31, 2013	(6,382,797)	(5,901,719)	481,078
94	LME Zinc Futures	June 4, 2013	(4,732,803)	(4,440,913)	291,890
86	LME Zinc Futures	June 5, 2013	(4,341,814)	(4,063,608)	278,206
73	LME Zinc Futures	June 6, 2013	(3,637,389)	(3,449,889)	187,500
85	LME Zinc Futures	June 7, 2013	(4,204,948)	(4,017,632)	187,316
82	LME Zinc Futures	June 11, 2013	(4,005,401)	(3,878,293)	127,108
103	LME Zinc Futures	June 12, 2013	(5,054,263)	(4,872,286)	181,977
92	LME Zinc Futures	June 13, 2013	(4,600,781)	(4,352,635)	248,146
179	LME Zinc Futures	June 14, 2013	(8,878,596)	(8,470,056)	408,540
1,615	LME Zinc Futures	June 17, 2013	(79,211,576)	(76,480,344)	2,731,232
96	LME Zinc Futures	June 20, 2013	(4,631,729)	(4,546,800)	84,929
193	LME Zinc Futures	June 21, 2013	(9,326,582)	(9,142,458)	184,124
101	LME Zinc Futures	June 26, 2013	(4,898,817)	(4,788,359)	110,458
106	LME Zinc Futures	June 27, 2013	(5,020,572)	(5,026,228)	(5,656)
105	LME Zinc Futures	June 28, 2013	(4,975,560)	(4,979,625)	(4,065)
493	Silver Futures	May 29, 2013	(74,462,409)	(69,816,195)	4,646,214
2,089	Soybean Oil Futures	May 14, 2013	(62,076,235)	(62,807,874)	(731,639)
3,979	Sugar #11 (World Markets) Futures	April 30, 2013	(80,852,077)	(78,701,437)	2,150,640
492	Wheat Futures	May 14, 2013	(17,440,294)	(16,918,650)	521,644
213	FTSE/MIB Index Futures	June 21, 2013	(21,367,683)	(20,528,065)	839,618
188	H-SHARES Index Futures	April 29, 2013	(13,247,199)	(13,181,106)	66,093
439	KOSPI Index 200 Futures	June 13, 2013	(51,417,780)	(52,063,680)	(645,900)
163	SGX S&P CNX Nifty Index Futures	April 25, 2013	(1,845,524)	(1,865,372)	(19,848)
424	90-Day EURODollar Futures	September 16, 2013	(105,621,030)	(105,607,800)	13,230
601	90-Day EURODollar Futures	December 16, 2013	(149,662,070)	(149,649,000)	13,070
357	90-Day EURODollar Futures	March 17, 2014	(88,875,888)	(88,875,150)	738
1,411	Australia 3-Year Bond Futures	June 17, 2013	(159,393,757)	(160,077,784)	(684,027)
987	Euro CHF 3-Month LIFFE Futures	September 16, 2013	(259,885,616)	(260,110,318)	(224,702)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
718	Euro CHF 3-Month LIFFE Futures	December 16, 2013	$(188,997,567)	$(189,237,965)	$(240,398)

			(2,010,836,292)	(1,986,933,942)	23,902,350

			$8,393,630,554	$8,410,625,448	$16,994,894

Cash held as collateral with broker for futures contracts was $197,350,205 at March 28, 2013.

Forward foreign currency exchange contracts outstanding as of March 28, 2013:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	AUD	683,052,000	$701,869,367	$706,959,460	$5,090,093
Brazilian Real, Expiring 06/19/13*	The Royal Bank of Scotland	BRL	27,940,000	14,042,034	13,697,616	(344,418)
Canadian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	CAD	212,744,000	208,183,333	209,051,133	867,800
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	4,960,000	5,281,145	5,230,242	(50,903)
Chilean Peso, Expiring 06/19/13*	The Royal Bank of Scotland	CLP	11,552,000,000	24,048,391	24,228,287	179,896
Columbian Peso, Expiring 06/19/13*	The Royal Bank of Scotland	COP	9,970,000,000	5,472,983	5,424,976	(48,007)
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	179,891,974	234,451,425	230,726,026	(3,725,399)
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	70,868,000	107,138,029	107,636,373	498,344
Hungarian Forint, Expiring 06/19/13	The Royal Bank of Scotland	HUF	4,926,000,000	21,226,061	20,563,178	(662,883)
Israeli Shekel, Expiring 06/19/13	The Royal Bank of Scotland	ILS	244,610,000	66,195,473	67,061,093	865,620
Indian Rupee, Expiring 06/19/13*	The Royal Bank of Scotland	INR	6,702,400,000	120,405,276	121,323,540	918,264
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	6,449,660,000	68,257,913	68,553,004	295,091
Korean Won, Expiring 06/19/13*	The Royal Bank of Scotland	KRW	162,633,720,000	148,678,439	145,559,619	(3,118,820)
Mexican Peso, Expiring 06/19/13	The Royal Bank of Scotland	MXN	2,011,000,000	158,690,931	161,612,674	2,921,743
Malaysian Ringgit, Expiring 06/19/13*	The Royal Bank of Scotland	MYR	20,000,000	6,415,846	6,424,263	8,417
Norwegian Krone, Expiring 06/19/13	The Royal Bank of Scotland	NOK	1,258,485,000	219,460,893	214,803,248	(4,657,645)
New Zealand Dollar, Expiring 06/19/13	The Royal Bank of Scotland	NZD	903,052,000	746,597,703	751,612,839	5,015,136
Philippine Peso, Expiring 06/19/13*	The Royal Bank of Scotland	PHP	3,104,500,000	76,441,450	76,118,670	(322,780)
Poland Zloty, Expiring 06/19/13	The Royal Bank of Scotland	PLN	248,510,000	77,550,421	75,836,165	(1,714,256)
Russian Ruble, Expiring 06/19/13*	The Royal Bank of Scotland	RUB	4,468,200,000	142,993,674	141,810,127	(1,183,547)
Swedish Krona, Expiring 06/19/13	The Royal Bank of Scotland	SEK	3,053,797,000	476,011,400	467,840,677	(8,170,723)
Singapore Dollar, Expiring 06/19/13	The Royal Bank of Scotland	SGD	81,090,000	65,259,989	65,389,782	129,793
Turkish Lira, Expiring 06/19/13	The Royal Bank of Scotland	TRY	185,910,000	102,039,082	101,720,953	(318,129)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 28, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Taiwanese Dollar, Expiring 06/19/13*	The Royal Bank of Scotland	TWD	600,000,000	$20,124,575	$20,098,216	$(26,359)
South African Rand, Expiring 06/19/13	The Royal Bank of Scotland	ZAR	10,000,000	1,061,760	1,075,963	14,203

				3,817,897,593	3,810,358,124	(7,539,469)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	AUD	(321,768,000)	$(327,063,338)	$(333,030,181)	$(5,966,843)
Canadian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	CAD	(166,793,000)	(161,864,615)	(163,897,763)	(2,033,148)
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	(5,730,000)	(6,075,137)	(6,042,194)	32,943
Czech Republic Koruna, Expiring 06/19/13	The Royal Bank of Scotland	CZK	(2,069,832,000)	(105,402,284)	(102,992,346)	2,409,938
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	(459,774,000)	(595,536,910)	(589,697,393)	5,839,517
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	(266,827,001)	(401,768,223)	(405,264,575)	(3,496,352)
Hungarian Forint, Expiring 06/19/13	The Royal Bank of Scotland	HUF	(3,800,000,000)	(15,882,335)	(15,862,785)	19,550
Indonesian Rupiah, Expiring 06/19/13*	The Royal Bank of Scotland	IDR	(207,100,000,000)	(21,139,124)	(21,096,034)	43,090
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	(143,383,951,000)	(1,532,495,203)	(1,524,018,409)	8,476,794
Korean Won, Expiring 06/19/13*	The Royal Bank of Scotland	KRW	(45,500,000,000)	(40,729,903)	(40,723,182)	6,721
Mexican Peso, Expiring 06/19/13	The Royal Bank of Scotland	MXN	(21,000,000)	(1,627,337)	(1,687,651)	(60,314)
Malaysian Ringgit, Expiring 06/19/13*	The Royal Bank of Scotland	MYR	(137,310,000)	(43,879,758)	(44,105,778)	(226,020)
Norwegian Krone, Expiring 06/19/13	The Royal Bank of Scotland	NOK	(1,272,815,000)	(218,701,461)	(217,249,151)	1,452,310
New Zealand Dollar, Expiring 06/19/13	The Royal Bank of Scotland	NZD	(337,978,000)	(276,298,871)	(281,300,085)	(5,001,214)
Philippine Peso, Expiring 06/19/13*	The Royal Bank of Scotland	PHP	(100,000,000)	(2,450,931)	(2,451,882)	(951)
Poland Zloty, Expiring 06/19/13	The Royal Bank of Scotland	PLN	(49,000,000)	(15,083,251)	(14,953,008)	130,243
Russian Ruble, Expiring 06/19/13*	The Royal Bank of Scotland	RUB	(50,000,000)	(1,599,815)	(1,586,882)	12,933
Swedish Krona, Expiring 06/19/13	The Royal Bank of Scotland	SEK	(52,084,000)	(8,110,804)	(7,979,251)	131,553
Singapore Dollar, Expiring 06/19/13	The Royal Bank of Scotland	SGD	(66,400,000)	(53,244,614)	(53,543,984)	(299,370)
Taiwanese Dollar, Expiring 06/19/13*	The Royal Bank of Scotland	TWD	(2,793,700,000)	(94,371,819)	(93,580,642)	791,177
South African Rand, Expiring 06/19/13	The Royal Bank of Scotland	ZAR	(1,160,600,000)	(125,719,770)	(124,876,218)	843,552

				(4,049,045,503)	(4,045,939,394)	3,106,109

				$(231,147,910)	$(235,581,270)	$(4,433,360)

Money Market Fund is pledged as collateral for total return swap and forward foreign currency exchange contracts in the amount of $30,639,324.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 97.2%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.090% (a)	5,393,000	$5,393,000
Dreyfus Treasury Cash Management, Class I, 0.010% (a)	21,572,000	21,572,000
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)	14,738,209	14,738,209
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)	26,965,000	26,965,000

TOTAL MONEY MARKET FUNDS (Cost $68,668,209)		68,668,209

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 3.7%
U.S. Treasury Bill, 0.000%, 6/20/2013 (b)
(cost $2,599,449)	$2,600	$2,599,639

TOTAL INVESTMENTS - 100.9%
(Cost $71,267,658)		71,267,848

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%) (c)		(653,706)

NET ASSETS - 100.0%		$70,614,142

(a)	Represents annualized seven-day yield as of March 28, 2013.
(b)	The rate shown is the effective yield at the date of purchase.
(c)	Includes appreciation (depreciation) on futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of March 28, 2013:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Cocoa Futures	5/15/2013	USD	(520,300)	$14,068
Barclays Capital	Cocoa Futures	5/15/2013	USD	824,470	(15,760)
Barclays Capital	Coffee ‘C’ Futures	5/20/2013	USD	4,754,006	(228,020)
Barclays Capital	Coffee ‘C’ Futures	5/20/2013	USD	(1,503,750)	83,987
Barclays Capital	Corn Futures	5/14/2013	USD	9,844,187	(140,538)
Barclays Capital	Corn Futures	5/14/2013	USD	(3,681,787)	37,178
Deutsche Bank	Corn Futures	5/14/2013	USD	37,700	(2,937)
Barclays Capital	Cotton No. 2 Futures	5/8/2013	USD	1,323,025	92,321
Barclays Capital	Cotton No. 2 Futures	5/8/2013	USD	(287,420)	(18,932)
Barclays Capital	Gold 100 OZ Futures	6/26/2013	USD	15,278,255	(119,105)
Barclays Capital	Lean Hogs Futures	6/14/2013	USD	362,040	2,259
Barclays Capital	Lean Hogs Futures	6/14/2013	USD	(1,317,060)	(34,077)
Deutsche Bank	Lean Hogs Futures	6/14/2013	USD	(1,051,180)	(5,290)
Barclays Capital	Live Cattle Futures	4/30/2013	USD	7,591,640	(115,428)
Barclays Capital	Live Cattle Futures	4/30/2013	USD	(7,591,640)	(91,886)
Barclays Capital	Live Cattle Futures	6/28/2013	USD	6,397,828	119,422
Deutsche Bank	Live Cattle Futures	6/28/2013	USD	532,884	14,366
Barclays Capital	LME Aluminum Futures	6/17/2013	USD	9,893,275	(899,825)
Barclays Capital	LME Aluminum Futures	6/17/2013	USD	(9,542,025)	548,575
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	5,729,738	(142,163)
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	(98,450)	2,113
Barclays Capital	LME Copper Futures	6/17/2013	USD	18,731,600	(1,205,750)
Barclays Capital	LME Copper Futures	6/17/2013	USD	(18,152,700)	626,850
Barclays Capital	LME Copper Futures	9/16/2013	USD	11,669,100	(320,100)
Barclays Capital	LME Copper Futures	9/16/2013	USD	(4,612,975)	73,375
Barclays Capital	LME Lead Futures	6/17/2013	USD	2,100,044	(199,919)
Barclays Capital	LME Lead Futures	6/17/2013	USD	(2,037,925)	137,800
Barclays Capital	LME Lead Futures	9/16/2013	USD	1,629,525	(89,987)
Barclays Capital	LME Nickel Futures	6/17/2013	USD	3,695,520	(198,600)
Barclays Capital	LME Nickel Futures	6/17/2013	USD	(3,562,770)	65,850
Barclays Capital	LME Nickel Futures	9/16/2013	USD	2,019,774	(13,854)
Barclays Capital	LME Zinc Futures	6/17/2013	USD	5,407,325	(388,469)
Barclays Capital	LME Zinc Futures	6/17/2013	USD	(5,286,925)	268,069
Barclays Capital	LME Zinc Futures	9/16/2013	USD	3,189,688	(165,688)
Barclays Capital	Silver Futures	5/29/2013	USD	10,500,750	(729,134)
Barclays Capital	Silver Futures	5/29/2013	USD	(7,498,800)	130,032
Barclays Capital	Soybean Futures	5/14/2013	USD	12,707,638	5,348
Barclays Capital	Soybean Futures	5/14/2013	USD	(1,680,525)	63,084
Deutsche Bank	Soybean Futures	5/14/2013	USD	209,850	863
Barclays Capital	Soybean Meal Futures	5/14/2013	USD	5,748,420	(43,548)
Barclays Capital	Soybean Meal Futures	5/14/2013	USD	(886,960)	59,744
Deutsche Bank	Soybean Meal Futures	5/14/2013	USD	80,520	400
Barclays Capital	Soybean Oil Futures	5/14/2013	USD	5,572,842	(190,978)
Barclays Capital	Soybean Oil Futures	5/14/2013	USD	(2,128,602)	19,105
Deutsche Bank	Soybean Oil Futures	5/14/2013	USD	217,434	(6,972)
Barclays Capital	Sugar #11 (World Markets) Futures	4/30/2013	USD	4,281,637	(68,655)
Barclays Capital	Sugar #11 (World Markets) Futures	4/30/2013	USD	(857,842)	26,226
Barclays Capital	Wheat Futures	5/14/2013	USD	(2,418,650)	154,298
Barclays Capital	Wheat Futures	5/14/2013	USD	3,449,498	(346,469)
Deutsche Bank	Wheat Futures	5/14/2013	USD	217,125	(45,188)

					$(3,281,939)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $9,281,375.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
4	Corn Futures	May 14, 2013	$146,073	$139,050	$(7,023)
72	Crude Oil Financial Futures	April 19, 2013	6,923,250	7,000,560	77,310
88	Globex Brent FCL Futures	May 15, 2013	9,605,940	9,661,520	55,580
19	Globex Heat Oil Futures	May 30, 2013	2,405,172	2,420,334	15,162
34	Globex RBOB Gas Futures	May 30, 2013	4,354,413	4,403,381	48,968
7	ICE Euro Gasoil Futures	April 11, 2013	680,108	640,850	(39,258)
45	ICE Euro Gasoil Futures	May 9, 2013	4,098,760	4,132,125	33,365
7	ICE Euro Gasoil Futures	May 10, 2013	640,437	642,775	2,338
70	Lean Hogs Futures	June 14, 2013	2,545,718	2,550,099	4,381
7	LME Aluminum Futures	May 22, 2013	361,269	332,552	(28,717)
2	LME Aluminum Futures	May 24, 2013	101,653	95,062	(6,591)
5	LME Aluminum Futures	May 28, 2013	252,133	237,891	(14,242)
7	LME Aluminum Futures	June 17, 2013	364,486	334,862	(29,624)
1	LME Copper Futures	April 8, 2013	201,002	187,820	(13,182)
1	LME Copper Futures	April 10, 2013	203,345	187,850	(15,495)
8	LME Copper Futures	April 17, 2013	1,591,213	1,503,650	(87,563)
6	LME Copper Futures	May 7, 2013	1,239,010	1,128,702	(110,308)
1	LME Copper Futures	May 14, 2013	205,928	188,173	(17,755)
6	LME Copper Futures	May 22, 2013	1,179,760	1,129,268	(50,492)
1	LME Copper Futures	May 28, 2013	197,645	188,262	(9,383)
1	LME Copper Futures	June 7, 2013	192,802	188,348	(4,454)
28	LME Copper Futures	June 17, 2013	5,665,728	5,276,600	(389,128)
1	LME Copper Futures	September 16, 2013	197,402	189,150	(8,252)
5	LME Lead Futures	April 17, 2013	283,008	262,094	(20,914)
1	LME Lead Futures	May 7, 2013	60,280	52,539	(7,741)
1	LME Lead Futures	May 22, 2013	58,377	52,627	(5,750)
1	LME Lead Futures	May 28, 2013	57,405	52,660	(4,745)
6	LME Lead Futures	June 17, 2013	351,910	316,688	(35,222)
1	LME Lead Futures	September 16, 2013	57,752	53,088	(4,664)
2	LME Nickel Futures	June 14, 2013	204,926	199,779	(5,147)
4	LME Nickel Futures	June 21, 2013	405,587	399,691	(5,896)
7	LME Nickel Futures	June 28, 2013	703,502	699,720	(3,782)
13	LME Nickel Futures	September 16, 2013	1,315,971	1,303,848	(12,123)
1	LME Zinc Futures	April 30, 2013	54,032	46,926	(7,106)
1	LME Zinc Futures	May 7, 2013	53,942	47,004	(6,938)
18	LME Zinc Futures	May 14, 2013	989,055	847,485	(141,570)
8	LME Zinc Futures	June 7, 2013	395,413	378,130	(17,283)
6	LME Zinc Futures	June 14, 2013	298,210	283,913	(14,297)
20	LME Zinc Futures	June 17, 2013	1,099,764	947,125	(152,639)
2	LME Zinc Futures	June 28, 2013	94,603	94,850	247
20	LME Zinc Futures	September 16, 2013	996,432	960,000	(36,432)
336	Natural Gas Swap Futures	April 26, 2013	2,798,100	3,380,160	582,060
61	Natural Gas Swap Futures	April 26, 2013	2,239,214	2,454,640	215,426
9	Natural Gas Swap Futures	May 29, 2013	367,638	365,940	(1,698)
4	Soybean Futures	May 14, 2013	288,604	280,950	(7,654)
9	Soybean Meal Futures	May 14, 2013	369,155	364,140	(5,015)

			56,896,127	56,602,881	(293,246)

Short Contracts:
42	Crude Oil Financial Futures	May 20, 2013	(4,068,120)	(4,094,580)	(26,460)
33	Globex RBOB Gas Futures	April 29, 2013	(4,450,362)	(4,311,292)	139,070
7	LME Aluminum Futures	May 22, 2013	(362,239)	(332,553)	29,686
2	LME Aluminum Futures	May 24, 2013	(101,759)	(95,062)	6,697
5	LME Aluminum Futures	May 28, 2013	(252,510)	(237,891)	14,619
7	LME Aluminum Futures	June 17, 2013	(355,445)	(334,863)	20,582
1	LME Copper Futures	April 8, 2013	(201,188)	(187,820)	13,368
1	LME Copper Futures	April 10, 2013	(203,805)	(187,850)	15,955
8	LME Copper Futures	April 17, 2013	(1,598,426)	(1,503,650)	94,776
6	LME Copper Futures	May 7, 2013	(1,234,426)	(1,128,702)	105,724

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	LME Copper Futures	May 14, 2013	$(206,148)	$(188,173)	$17,975
6	LME Copper Futures	May 22, 2013	(1,178,313)	(1,129,268)	49,045
1	LME Copper Futures	May 28, 2013	(196,623)	(188,262)	8,361
1	LME Copper Futures	June 7, 2013	(193,390)	(188,348)	5,042
28	LME Copper Futures	June 17, 2013	(5,608,413)	(5,276,600)	331,813
1	LME Copper Futures	September 16, 2013	(193,623)	(189,150)	4,473
5	LME Lead Futures	April 17, 2013	(283,280)	(262,094)	21,186
1	LME Lead Futures	May 7, 2013	(60,423)	(52,539)	7,884
1	LME Lead Futures	May 22, 2013	(58,642)	(52,626)	6,016
1	LME Lead Futures	May 28, 2013	(57,373)	(52,659)	4,714
6	LME Lead Futures	June 17, 2013	(342,272)	(316,688)	25,584
2	LME Nickel Futures	June 14, 2013	(204,237)	(199,780)	4,457
4	LME Nickel Futures	June 21, 2013	(406,554)	(399,691)	6,863
7	LME Nickel Futures	June 28, 2013	(700,549)	(699,720)	829
1	LME Zinc Futures	April 30, 2013	(54,123)	(46,926)	7,197
1	LME Zinc Futures	May 7, 2013	(53,998)	(47,004)	6,994
18	LME Zinc Futures	May 14, 2013	(988,171)	(847,485)	140,686
8	LME Zinc Futures	June 7, 2013	(396,606)	(378,130)	18,476
6	LME Zinc Futures	June 14, 2013	(297,859)	(283,912)	13,947
20	LME Zinc Futures	June 17, 2013	(986,768)	(947,125)	39,643
2	LME Zinc Futures	June 28, 2013	(94,730)	(94,850)	(120)
16	LME Zinc Futures	September 16, 2013	(796,849)	(768,000)	28,849

			(26,187,224)	(25,023,293)	1,163,931

			$30,708,903	$31,579,588	$870,685

Cash held as collateral with broker for futures contracts was $952,026 at March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 24.8%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 24.8%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.500%	04/15/16	EUR	50,346	$70,267,270
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	42,399	64,844,176
France Government Bond OAT (France)	0.250%	07/25/18	EUR	7,559	10,227,907
France Government Bond OAT (France)	1.300%	07/25/19	EUR	18,322	26,444,582
France Government Bond OAT (France)	1.100%	07/25/22	EUR	34,630	48,600,095
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	49,015	101,362,446

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $313,556,617)					321,746,476

U.S. TREASURY OBLIGATIONS - 27.9%
U.S. Treasury Inflation Protected Securities - 27.9%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	141,300	156,420,748
U.S. Treasury Inflation Protected Securities	0.125%	04/15/17	USD	80,600	88,134,086
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	27,800	34,771,299
U.S. Treasury Inflation Protected Securities	1.625%	07/15/18	USD	30,000	38,445,716
U.S. Treasury Inflation Protected Securities	2.625%	01/15/17	USD	32,400	43,306,061

TOTAL U.S. TREASURY OBLIGATIONS (cost $354,964,379)					361,077,910

				SHARES
MONEY MARKET FUNDS - 32.8%
BlackRock Liquidity Funds TempFund Portfolio, Series I, Class I, 0.090% (a)				31,157,252	31,157,252
Dreyfus Treasury Cash Management, Series I, Class I, 0.010% (a)				124,629,008	124,629,008
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)				75,690,832	75,690,832
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)				38,393,558	38,393,558
UBS Money Series - UBS Select Treasury Preferred Fund, Series I, Class I, 0.010% (a)				155,787,105	155,787,105

TOTAL MONEY MARKET FUNDS (cost $425,657,755)					425,657,755

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENT - 6.8%
U.S. Treasury Bill, 0.000%,
6/20/2013 (c)				$87,271	87,277,867

(cost $87,271,436)
TOTAL INVESTMENTS - 92.3% (cost $1,181,450,187)					1,195,760,008

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.7% (d)					100,328,054

NET ASSETS - 100.0%					$1,296,088,062

(a)	Represents annualized seven-day yield as of March 28, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts sell protection as of March 28, 2013:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Markit CDX Emerging Market Index Series 18	5.000%	USD	2.682%	2,000,000	$235,473	12/20/2017	$(31,563)
Bank of America	Markit CDX North America High Yield Index Series 19	5.000%	USD	4.009%	10,000,000	275,719	12/20/2017	146,401
Bank of America	Markit CMBX North America AJ 3	1.470%	USD	1.117%	425,000	(134,343)	12/13/2049	8,356
Barclays Capital	Markit CDX Emerging Market Index Series 18	5.000%	USD	2.682%	4,500,000	609,467	12/20/2017	(150,669)
Citigroup, Inc.	iTraxx Europe Crossover Series 19.V1	1.000%	EUR	1.260%	140,500,000	(1,756,727)	06/20/2018	(507,211)
Citigroup, Inc.	iTraxx Europe Crossover Series 19.V1	5.000%	EUR	4.861%	81,225,000	710,359	06/20/2018	33,582
Citigroup, Inc.	Markit CDX Emerging Market Index Series 18	5.000%	USD	2.682%	17,375,000	2,250,450	12/20/2017	(479,290)
Citigroup, Inc.	Markit CDX Emerging Market Index Series 19	5.000%	USD	2.662%	18,000,000	2,130,772	06/20/2018	(110,405)
Citigroup, Inc.	Markit CDX North America High Yield Index Series 19	5.000%	USD	4.009%	77,760,000	94,909	12/20/2017	3,187,496
Citigroup, Inc.	Markit CDX North America High Yield Index Series 20	5.000%	USD	4.313%	60,040,000	1,816,121	06/20/2018	93,605
Citigroup, Inc.	Markit CDX North America Investment Grade Index Series 20	1.000%	USD	0.908%	367,375,000	1,782,610	06/20/2018	(2,099)
Deutsche Bank	Markit CDX North America High Yield Index Series 19	5.000%	USD	4.009%	13,750,000	335,359	12/20/2017	245,055
Deutsche Bank	Markit CMBX North America AJ 3	1.470%	USD	1.117%	3,050,000	(1,026,245)	12/13/2049	122,103
Deutsche Bank	Markit CMBX North America AJ 4	0.960%	USD	0.964%	3,325,000	(1,142,132)	02/17/2051	140,452
Deutsche Bank	Markit CMBX North America AJ 5	0.980%	USD	0.859%	250,000	(75,740)	02/15/2051	4,860
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 3	1.470%	USD	1.117%	2,325,000	(732,744)	12/13/2049	43,521
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 4	0.960%	USD	0.964%	2,750,000	(977,077)	02/17/2051	148,619
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 5	0.980%	USD	0.859%	225,000	(70,054)	02/15/2051	6,262
The Royal Bank of Scotland	Markit CMBX North America AJ 3	1.470%	USD	1.117%	425,000	(109,739)	12/13/2049	(16,248)
The Royal Bank of Scotland	Markit CMBX North America AJ 4	0.960%	USD	0.964%	1,125,000	(409,838)	02/17/2051	70,923
The Royal Bank of Scotland	Markit CMBX North America AJ 5	0.980%	USD	0.859%	375,000	(117,091)	02/15/2051	10,772

						$3,689,509		$2,964,522

Money Market Fund is pledged as collateral to brokers and cash is held as collateral with brokers for credit default swap contracts in the amount of $10,714,449 and $2,890,000 respectively. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts. Additional cash held as collateral for Citibank was $21,669,836 at March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND

Interest rate swap contracts outstanding as of March 28, 2013:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	0.947%	(1)	CZK	570,000,000	03/21/2018	$(165,352)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	0.865%	CZK	110,000,000	03/21/2018	9,457
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.020%	CZK	570,000,000	09/19/2018	157,551
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.050%	CZK	440,000,000	03/21/2018	240,453
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.110%	CZK	20,000,000	03/21/2018	13,917
The Royal Bank of Scotland	0.880%	(2)	HKD	270,000,000	03/21/2018	35,271
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	0.790%	HKD	79,000,000	03/21/2018	(55,753)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	0.840%	HKD	19,000,000	03/21/2018	(7,338)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	0.902%	HKD	172,000,000	03/21/2018	1,711
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.020%	HKD	271,000,000	09/19/2018	(40,527)
The Royal Bank of Scotland	4.885%	(3)	HUF	4,800,000,000	03/21/2018	(154,739)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	4.890%	HUF	4,800,000,000	09/19/2018	142,921
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	5.190%	HUF	200,000,000	03/21/2018	18,316
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.130%	HUF	3,900,000,000	03/21/2018	1,070,409
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.160%	HUF	500,000,000	03/21/2018	140,150
The Royal Bank of Scotland	2.753%	(4)	KRW	35,000,000,000	03/21/2018	(246,324)
The Royal Bank of Scotland	2.760%	(4)	KRW	35,000,000,000	03/21/2018	(257,374)
The Royal Bank of Scotland	2.800%	(4)	KRW	35,000,000,000	03/21/2018	(316,305)
The Royal Bank of Scotland	2.808%	(4)	KRW	36,000,000,000	03/21/2018	(336,708)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.733%	KRW	15,000,000,000	03/21/2018	92,939
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.778%	KRW	35,000,000,000	09/19/2018	265,536
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.780%	KRW	35,000,000,000	09/19/2018	269,162
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.798%	KRW	42,000,000,000	03/21/2018	375,146
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.800%	KRW	41,000,000,000	03/21/2018	370,529
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.806%	KRW	42,000,000,000	03/21/2018	390,704
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.820%	KRW	35,000,000,000	09/19/2018	327,171
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	2.828%	KRW	37,000,000,000	09/19/2018	357,365
The Royal Bank of Scotland	3.580%	(5)	PLN	220,000,000	03/21/2018	(882,313)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	3.604%	PLN	220,000,000	09/19/2018	884,250
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.120%	PLN	23,000,000	03/21/2018	269,343

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.199%	PLN	194,000,000	03/21/2018	$2,489,004
The Royal Bank of Scotland	0.940%	(6)	SGD	45,000,000	03/21/2018	(83,191)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	0.928%	SGD	11,000,000	03/21/2018	14,815
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.050%	SGD	4,000,000	03/21/2018	25,062
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.050%	SGD	30,000,000	03/21/2018	187,965
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.090%	SGD	46,000,000	09/19/2018	57,836
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	5.880%	ZAR	93,000,000	03/21/2018	(93,959)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	5.960%	ZAR	65,000,000	03/21/2018	(40,867)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.131%	ZAR	386,000,000	03/21/2018	72,150
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.190%	ZAR	549,000,000	09/19/2018	(320,482)
The Royal Bank of Scotland	5.954%	(7)	ZAR	545,000,000	03/21/2018	358,254

						$5,636,155

(1)	6 month Prague Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Budapest Interbank Offered Rate
(4)	3 month Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Singapore Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Money Market Fund pledged as collateral to broker is included in the credit default swap contracts.

Total return swap contracts outstanding as of March 28, 2013:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Japanese Government Bond Futures	6/11/2013	JPY	15,946,568,000	$1,029,111
Bank of America	Australia 10-Year Bond Futures	6/17/2013	AUD	2,163,039	26,908
Morgan Stanley and Co., International PLC	Bovespa Index	4/17/2013	BRL	15,437,436	(403,153)
Barclays Capital	Cocoa Futures	5/15/2013	USD	155,320	(3,420)
Barclays Capital	Cocoa Futures	5/15/2013	USD	(24,100)	(30)
Bank of America	Euro - Bund Futures	6/6/2013	EUR	56,589,708	939,950
Barclays Capital	Live Cattle Futures	6/28/2013	USD	346,388	1,862
Morgan Stanley and Co., International PLC	Russian Depository Index	6/15/2050	USD	(576,390)	(11,525)
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	6/17/2013	USD	6,282,200	(395,617)
Barclays Capital	Soybean Futures	5/14/2013	USD	1,190,213	3,825
Deutsche Bank	Soybean Meal Futures	5/14/2013	USD	2,606,680	(138,620)
Barclays Capital	Soybean Oil Futures	5/14/2013	USD	124,584	(4,320)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	6/21/2013	CHF	16,965,142	36,882
Bank of America	U.S. Treasury 10-Year Note Futures	6/19/2013	USD	166,942,724	413,463
Barclays Capital	Wheat Futures	5/14/2013	USD	220,500	(14,175)

					$1,481,141

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $142,206. Additional collateral for positions held at Bank of America included in the collateral for credit default swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2	Cattle Feeder Futures	April 25, 2013	$141,470	$143,400	$1,930
32	Cocoa Futures	May 15, 2013	692,332	694,400	2,068
103	Coffee ‘C’ Futures	May 20, 2013	5,485,548	5,297,419	(188,129)
602	Corn Futures	May 14, 2013	21,105,690	20,927,025	(178,665)
89	Cotton No. 2 Futures	May 8, 2013	3,783,311	3,936,470	153,159
469	Crude Oil Financial Futures	April 19, 2013	45,194,660	45,600,870	406,210
1	Crude Oil Financial Futures	May 20, 2013	96,860	97,490	630
499	Globex Brent FCL Futures	May 15, 2013	54,478,360	54,785,210	306,850
81	Globex Heat Oil Futures	April 29, 2013	10,898,231	10,365,894	(532,337)
42	Globex Heat Oil Futures	May 30, 2013	5,316,696	5,350,212	33,516
89	Globex RBOB Gas Futures	April 29, 2013	12,157,404	11,627,423	(529,981)
15	Globex RBOB Gas Futures	May 30, 2013	1,931,958	1,942,668	10,710
174	Gold 100 OZ Futures	June 26, 2013	28,040,617	27,765,180	(275,437)
221	ICE Euro Gasoil Futures	May 9, 2013	20,123,620	20,293,325	169,705
46	Lean Hogs Futures	June 14, 2013	1,664,864	1,675,780	10,916
271	Live Cattle Futures	June 28, 2013	13,358,417	13,482,250	123,833
48	LME Aluminum Futures	April 3, 2013	2,612,285	2,250,300	(361,985)
23	LME Aluminum Futures	April 10, 2013	1,211,587	1,080,356	(131,231)
9	LME Aluminum Futures	April 17, 2013	460,183	423,562	(36,621)
4	LME Aluminum Futures	April 22, 2013	204,792	188,509	(16,283)
6	LME Aluminum Futures	April 24, 2013	309,242	282,920	(26,322)
1	LME Aluminum Futures	April 25, 2013	52,231	47,166	(5,065)
17	LME Aluminum Futures	April 30, 2013	898,731	802,923	(95,808)
24	LME Aluminum Futures	May 7, 2013	1,253,720	1,135,716	(118,004)
28	LME Aluminum Futures	May 14, 2013	1,512,819	1,327,536	(185,283)
85	LME Aluminum Futures	May 22, 2013	4,422,718	4,038,138	(384,580)
31	LME Aluminum Futures	May 28, 2013	1,555,475	1,474,926	(80,549)
11	LME Aluminum Futures	June 7, 2013	538,468	524,656	(13,812)
265	LME Aluminum Futures	June 17, 2013	14,095,432	12,676,937	(1,418,495)
16	LME Aluminum Futures	June 21, 2013	779,072	763,431	(15,641)
258	LME Aluminum Futures	September 16, 2013	12,712,925	12,427,537	(285,388)
2	LME Copper Futures	April 3, 2013	410,889	375,487	(35,402)
6	LME Copper Futures	April 10, 2013	1,220,698	1,127,100	(93,598)
7	LME Copper Futures	April 17, 2013	1,392,311	1,315,694	(76,617)
12	LME Copper Futures	April 22, 2013	2,436,143	2,255,958	(180,185)
2	LME Copper Futures	April 24, 2013	403,663	376,025	(27,638)
5	LME Copper Futures	April 25, 2013	1,015,654	940,102	(75,552)
2	LME Copper Futures	April 30, 2013	410,391	376,122	(34,269)
6	LME Copper Futures	May 7, 2013	1,239,010	1,128,702	(110,308)
9	LME Copper Futures	May 14, 2013	1,854,462	1,693,560	(160,902)
3	LME Copper Futures	May 21, 2013	591,380	564,608	(26,772)
39	LME Copper Futures	May 22, 2013	7,668,437	7,340,238	(328,199)
7	LME Copper Futures	May 28, 2013	1,376,386	1,317,837	(58,549)
6	LME Copper Futures	June 7, 2013	1,156,810	1,130,087	(26,723)
3	LME Copper Futures	June 14, 2013	585,230	565,223	(20,007)
195	LME Copper Futures	June 17, 2013	39,483,874	36,747,750	(2,736,124)
27	LME Copper Futures	June 21, 2013	5,161,093	5,087,731	(73,362)
9	LME Copper Futures	June 28, 2013	1,707,764	1,708,368	604
127	LME Copper Futures	September 16, 2013	24,634,703	24,022,050	(612,653)
4	LME Lead Futures	April 3, 2013	246,346	209,075	(37,271)
2	LME Lead Futures	April 17, 2013	113,031	104,838	(8,193)
2	LME Lead Futures	April 22, 2013	115,491	104,898	(10,593)
1	LME Lead Futures	April 24, 2013	58,554	52,461	(6,093)
1	LME Lead Futures	April 30, 2013	60,414	52,497	(7,917)
4	LME Lead Futures	May 7, 2013	240,190	210,157	(30,033)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	LME Lead Futures	May 14, 2013	$181,489	$157,745	$(23,744)
1	LME Lead Futures	May 22, 2013	58,377	52,627	(5,750)
1	LME Lead Futures	June 7, 2013	54,532	52,715	(1,817)
6	LME Lead Futures	June 14, 2013	339,174	316,521	(22,653)
52	LME Lead Futures	June 17, 2013	3,043,138	2,744,625	(298,513)
6	LME Lead Futures	June 21, 2013	330,991	316,713	(14,278)
4	LME Lead Futures	June 28, 2013	210,460	211,200	740
68	LME Lead Futures	September 16, 2013	3,769,496	3,609,950	(159,546)
3	LME Nickel Futures	April 3, 2013	319,685	298,611	(21,074)
3	LME Nickel Futures	April 17, 2013	314,303	298,845	(15,458)
6	LME Nickel Futures	April 30, 2013	665,841	598,083	(67,758)
2	LME Nickel Futures	May 7, 2013	218,965	199,431	(19,534)
4	LME Nickel Futures	May 14, 2013	442,826	399,004	(43,822)
18	LME Nickel Futures	June 14, 2013	1,845,319	1,798,016	(47,303)
33	LME Nickel Futures	June 17, 2013	3,559,322	3,297,096	(262,226)
8	LME Nickel Futures	June 21, 2013	809,686	799,381	(10,305)
18	LME Nickel Futures	June 28, 2013	1,812,835	1,799,280	(13,555)
71	LME Nickel Futures	September 16, 2013	7,162,110	7,121,016	(41,094)
20	LME Zinc Futures	April 3, 2013	1,085,670	932,250	(153,420)
6	LME Zinc Futures	April 10, 2013	307,060	280,182	(26,878)
31	LME Zinc Futures	April 17, 2013	1,538,812	1,450,219	(88,593)
3	LME Zinc Futures	April 22, 2013	153,318	140,511	(12,807)
2	LME Zinc Futures	April 24, 2013	102,994	93,719	(9,275)
40	LME Zinc Futures	April 25, 2013	2,111,071	1,874,820	(236,251)
5	LME Zinc Futures	April 30, 2013	270,980	234,631	(36,349)
4	LME Zinc Futures	May 7, 2013	214,873	188,018	(26,855)
21	LME Zinc Futures	May 14, 2013	1,160,198	988,732	(171,466)
4	LME Zinc Futures	June 7, 2013	197,706	189,065	(8,641)
8	LME Zinc Futures	June 14, 2013	397,613	378,550	(19,063)
166	LME Zinc Futures	June 17, 2013	8,795,743	7,861,138	(934,605)
1	LME Zinc Futures	June 28, 2013	47,302	47,425	123
127	LME Zinc Futures	September 16, 2013	6,325,291	6,096,000	(229,291)
3,425	Natural Gas Swap Futures	April 26, 2013	29,792,687	34,455,499	4,662,812
183	Natural Gas Swap Futures	May 29, 2013	1,865,685	1,860,195	(5,490)
15	Silver Futures	May 29, 2013	2,179,564	2,124,225	(55,339)
351	Soybean Futures	May 14, 2013	24,883,834	24,653,363	(230,471)
184	Soybean Meal Futures	May 14, 2013	7,630,420	7,444,640	(185,780)
198	Soybean Oil Futures	May 14, 2013	6,138,765	5,953,068	(185,697)
316	Sugar #11 (World Markets) Futures	April 30, 2013	6,505,879	6,250,228	(255,651)
197	Wheat Futures	May 14, 2013	7,307,391	6,774,338	(533,053)
60	Amsterdam Index Futures	April 19, 2013	5,414,767	5,343,776	(70,991)
246	CAC40 10 Euro Futures	April 19, 2013	12,047,237	11,768,306	(278,931)
37	DAX Index Futures	June 21, 2013	9,455,816	9,249,140	(206,676)
155	E-Mini Russell 2000 Futures	June 21, 2013	14,551,998	14,707,950	155,952
702	Euro Stoxx 50 Index	June 21, 2013	23,729,711	22,982,391	(747,320)
407	FTSE 100 Index Futures	June 21, 2013	39,646,305	39,275,609	(370,696)
269	FTSE/JSE Top 40 Index Futures	June 20, 2013	10,557,417	10,389,293	(168,124)
16	FTSE/MIB Index Futures	June 21, 2013	1,620,450	1,542,014	(78,436)
47	Hang Seng Index Futures	April 29, 2013	6,732,363	6,755,847	23,484
248	H-SHARES Index Futures	April 29, 2013	17,533,519	17,387,843	(145,676)
45	IBEX 35 Index Futures	April 19, 2013	4,866,763	4,518,848	(347,915)
83	KOSPI Index 200 Futures	June 13, 2013	9,886,089	9,843,475	(42,614)
442	MSCI Taiwan Stock Index Futures	April 29, 2013	12,446,280	12,433,460	(12,820)
2,150	S&P 500 E-Mini Futures	June 21, 2013	166,219,001	167,990,250	1,771,249
137	S&P MID 400 E-Mini Futures	June 21, 2013	15,453,301	15,768,700	315,399
79	S&P/Toronto Stock Exchange 60 Index Futures	June 20, 2013	11,408,087	11,336,930	(71,157)
321	SGX S&P CNX Nifty Index Futures	April 25, 2013	3,647,649	3,673,524	25,875
108	SPI 200 Index Futures	June 20, 2013	14,095,418	13,962,758	(132,660)
317	TOPIX Index Futures	June 13, 2013	33,474,266	35,038,880	1,564,614

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
144	10-Year Japanese Government Bond Futures	June 11, 2013	$221,792,570	$223,124,661	$1,332,091
52	Australia 10-Year Bond Futures	June 17, 2013	6,448,151	6,583,460	135,309
1,230	Euro - Bund Futures	June 6, 2013	226,544,120	229,390,516	2,846,396
2,547	U.S. Treasury 10-Year Note Futures	June 19, 2013	334,799,215	336,164,203	1,364,988

			1,697,194,540	1,695,809,706	(1,384,834)

Short Contracts:
48	LME Aluminum Futures	April 3, 2013	(2,605,123)	(2,250,300)	354,823
23	LME Aluminum Futures	April 10, 2013	(1,207,306)	(1,080,356)	126,950
9	LME Aluminum Futures	April 17, 2013	(458,986)	(423,563)	35,423
4	LME Aluminum Futures	April 22, 2013	(204,894)	(188,509)	16,385
6	LME Aluminum Futures	April 24, 2013	(310,490)	(282,919)	27,571
1	LME Aluminum Futures	April 25, 2013	(51,948)	(47,166)	4,782
17	LME Aluminum Futures	April 30, 2013	(898,973)	(802,923)	96,050
24	LME Aluminum Futures	May 7, 2013	(1,262,962)	(1,135,716)	127,246
28	LME Aluminum Futures	May 14, 2013	(1,510,555)	(1,327,536)	183,019
85	LME Aluminum Futures	May 22, 2013	(4,398,614)	(4,038,138)	360,476
31	LME Aluminum Futures	May 28, 2013	(1,553,977)	(1,474,926)	79,051
11	LME Aluminum Futures	June 7, 2013	(540,018)	(524,656)	15,362
265	LME Aluminum Futures	June 17, 2013	(13,097,901)	(12,676,937)	420,964
16	LME Aluminum Futures	June 21, 2013	(777,174)	(763,432)	13,742
42	LME Aluminum Futures	September 16, 2013	(2,101,514)	(2,023,087)	78,427
2	LME Copper Futures	April 3, 2013	(411,497)	(375,488)	36,009
6	LME Copper Futures	April 10, 2013	(1,222,828)	(1,127,100)	95,728
7	LME Copper Futures	April 17, 2013	(1,392,343)	(1,315,694)	76,649
12	LME Copper Futures	April 22, 2013	(2,428,481)	(2,255,958)	172,523
2	LME Copper Futures	April 24, 2013	(404,497)	(376,025)	28,472
5	LME Copper Futures	April 25, 2013	(1,011,242)	(940,103)	71,139
2	LME Copper Futures	April 30, 2013	(412,855)	(376,122)	36,733
6	LME Copper Futures	May 7, 2013	(1,233,018)	(1,128,702)	104,316
9	LME Copper Futures	May 14, 2013	(1,855,336)	(1,693,560)	161,776
3	LME Copper Futures	May 21, 2013	(591,878)	(564,609)	27,269
39	LME Copper Futures	May 22, 2013	(7,701,820)	(7,340,239)	361,581
7	LME Copper Futures	May 28, 2013	(1,382,364)	(1,317,837)	64,527
6	LME Copper Futures	June 7, 2013	(1,158,819)	(1,130,087)	28,732
3	LME Copper Futures	June 14, 2013	(586,380)	(565,222)	21,158
195	LME Copper Futures	June 17, 2013	(38,028,700)	(36,747,750)	1,280,950
27	LME Copper Futures	June 21, 2013	(5,163,705)	(5,087,732)	75,973
9	LME Copper Futures	June 28, 2013	(1,708,567)	(1,708,369)	198
52	LME Copper Futures	September 16, 2013	(10,026,776)	(9,835,800)	190,976
4	LME Lead Futures	April 3, 2013	(244,994)	(209,075)	35,919
2	LME Lead Futures	April 17, 2013	(113,172)	(104,838)	8,334
2	LME Lead Futures	April 22, 2013	(115,172)	(104,898)	10,274
1	LME Lead Futures	April 24, 2013	(59,023)	(52,461)	6,562
1	LME Lead Futures	April 30, 2013	(61,373)	(52,497)	8,876
4	LME Lead Futures	May 7, 2013	(241,694)	(210,157)	31,537
3	LME Lead Futures	May 14, 2013	(180,370)	(157,744)	22,626
1	LME Lead Futures	May 22, 2013	(58,441)	(52,626)	5,815
1	LME Lead Futures	June 7, 2013	(54,623)	(52,714)	1,909
6	LME Lead Futures	June 14, 2013	(338,240)	(316,521)	21,719
52	LME Lead Futures	June 17, 2013	(2,873,648)	(2,744,625)	129,023
6	LME Lead Futures	June 21, 2013	(330,740)	(316,713)	14,027
4	LME Lead Futures	June 28, 2013	(210,494)	(211,200)	(706)
3	LME Nickel Futures	April 3, 2013	(319,877)	(298,611)	21,266
3	LME Nickel Futures	April 17, 2013	(313,741)	(298,845)	14,896
6	LME Nickel Futures	April 30, 2013	(667,070)	(598,082)	68,988
2	LME Nickel Futures	May 7, 2013	(219,717)	(199,432)	20,285
4	LME Nickel Futures	May 14, 2013	(440,874)	(399,004)	41,870
18	LME Nickel Futures	June 14, 2013	(1,838,131)	(1,798,015)	40,116
33	LME Nickel Futures	June 17, 2013	(3,319,963)	(3,297,096)	22,867

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
8	LME Nickel Futures	June 21, 2013	$(813,107)	$(799,381)	$13,726
18	LME Nickel Futures	June 28, 2013	(1,801,411)	(1,799,280)	2,131
20	LME Zinc Futures	April 3, 2013	(1,078,468)	(932,250)	146,218
6	LME Zinc Futures	April 10, 2013	(305,307)	(280,182)	25,125
31	LME Zinc Futures	April 17, 2013	(1,536,280)	(1,450,219)	86,061
3	LME Zinc Futures	April 22, 2013	(152,995)	(140,511)	12,484
2	LME Zinc Futures	April 24, 2013	(103,647)	(93,719)	9,928
40	LME Zinc Futures	April 25, 2013	(2,099,936)	(1,874,820)	225,116
5	LME Zinc Futures	April 30, 2013	(270,617)	(234,631)	35,986
4	LME Zinc Futures	May 7, 2013	(215,994)	(188,018)	27,976
21	LME Zinc Futures	May 14, 2013	(1,152,866)	(988,732)	164,134
4	LME Zinc Futures	June 7, 2013	(197,880)	(189,065)	8,815
8	LME Zinc Futures	June 14, 2013	(397,181)	(378,550)	18,631
166	LME Zinc Futures	June 17, 2013	(8,225,520)	(7,861,138)	364,382
1	LME Zinc Futures	June 28, 2013	(47,386)	(47,425)	(39)
13	LME Zinc Futures	September 16, 2013	(649,417)	(624,000)	25,417

			(138,750,910)	(132,283,636)	6,467,274

			$1,558,443,630	$1,563,526,070	$5,082,440

Cash held as collateral with broker for futures contracts was $46,419,931 at March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency exchange contracts outstanding as of March 28, 2013:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/19/13*	The Royal Bank of Scotland	BRL	77,234,000	$38,579,126	$37,864,057	$(715,069)
Czech Republic Koruna, Expiring 06/19/13	The Royal Bank of Scotland	CZK	20,088,000	1,034,877	999,555	(35,322)
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	2,550,000	3,314,257	3,270,582	(43,675)
Hong Kong Dollar, Expiring 06/19/13	The Royal Bank of Scotland	HKD	6,556,000	845,706	844,889	(817)
Hungarian Forint, Expiring 06/19/13	The Royal Bank of Scotland	HUF	95,424,000	411,181	398,340	(12,841)
Israeli Shekel, Expiring 06/19/13	The Royal Bank of Scotland	ILS	246,072,000	66,220,797	67,461,908	1,241,111
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	123,000,000	1,320,591	1,307,359	(13,232)
Korean Won, Expiring 06/19/13*	The Royal Bank of Scotland	KRW	52,261,178,000	47,753,186	46,774,538	(978,648)
Mexican Peso, Expiring 06/19/13	The Royal Bank of Scotland	MXN	1,044,277,000	82,052,078	83,922,625	1,870,547
Singapore Dollar, Expiring 06/19/13	The Royal Bank of Scotland	SGD	32,264,000	25,895,522	26,017,214	121,692
Turkish Lira, Expiring 06/19/13	The Royal Bank of Scotland	TRY	91,948,000	50,424,479	50,309,495	(114,984)
Taiwanese Dollar, Expiring 06/19/13*	The Royal Bank of Scotland	TWD	761,184,000	25,715,106	25,497,400	(217,706)
South African Rand, Expiring 06/19/13	The Royal Bank of Scotland	ZAR	142,186,000	15,462,001	15,298,682	(163,319)

				359,028,907	359,966,644	937,737

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/19/13*	The Royal Bank of Scotland	BRL	(8,232,000)	$(4,090,616)	$(4,035,747)	$54,869
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	(117,000)	(124,047)	(123,375)	672
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	(304,671,000)	(396,879,256)	(390,765,232)	6,114,024
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	(65,812,000)	(98,955,989)	(99,957,171)	(1,001,182)
Israeli Shekel, Expiring 06/19/13	The Royal Bank of Scotland	ILS	(1,867,000)	(498,390)	(511,848)	(13,458)
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	(223,000,000)	(2,371,301)	(2,370,252)	1,049
Korean Won, Expiring 06/19/13*	The Royal Bank of Scotland	KRW	(9,574,273,000)	(8,582,886)	(8,569,118)	13,768
Poland Zloty, Expiring 06/19/13	The Royal Bank of Scotland	PLN	(8,514,000)	(2,656,892)	(2,598,161)	58,731
Russian Ruble, Expiring 06/19/13*	The Royal Bank of Scotland	RUB	(191,735,000)	(6,131,942)	(6,085,217)	46,725
Singapore Dollar, Expiring 06/19/13	The Royal Bank of Scotland	SGD	(7,763,000)	(6,230,583)	(6,259,969)	(29,386)
South African Rand, Expiring 06/19/13	The Royal Bank of Scotland	ZAR	(96,969,000)	(10,452,124)	(10,433,502)	18,622

				(536,974,026)	(531,709,592)	5,264,434

				$(177,945,119)	$(171,742,948)	$6,202,171

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND

Money Market Fund pledged as collateral for forward foreign currency exchange contracts in the amount of $896,170.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of investments.

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

GOVERNMENT RELATED OBLIGATIONS - 28.3%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 28.3%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.500%	04/15/16	EUR	4,338	$6,054,678
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	3,551	5,431,032
France Government Bond OAT (France)	0.250%	07/25/18	EUR	613	829,274
France Government Bond OAT (France)	1.300%	07/25/19	EUR	1,579	2,279,676
France Government Bond OAT (France)	1.100%	07/25/22	EUR	2,983	4,187,012
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	3,945	8,158,652

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $27,130,113)					26,940,324

U.S. TREASURY OBLIGATIONS - 31.1%
U.S. Treasury Inflation Protected Securities - 31.1%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	11,500	12,730,634
U.S. Treasury Inflation Protected Securities	0.125%	04/15/17	USD	6,700	7,326,283
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	2,300	2,876,762
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	2,700	3,608,839
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	2,400	3,075,657

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,438,881)					29,618,175

				SHARES
MONEY MARKET FUNDS - 35.2%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.090% (a)				1,600,000	1,600,000
Dreyfus Treasury Cash Management, Class I, 0.010% (a)				6,400,000	6,400,000
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)				7,641,993	7,641,993
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)				9,876,880	9,876,880
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)				8,000,000	8,000,000

TOTAL MONEY MARKET FUNDS (cost $33,518,873)					33,518,873

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 1.4%
U.S. Treasury Bill, 0.000%, 6/20/2013 (c) (cost $1,259,732)				$1,260	1,259,825

TOTAL INVESTMENTS - 96.0% (cost $91,347,599)					91,337,197

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0% (d)					3,837,231

NET ASSETS - 100.0%					$95,174,428

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of March 28, 2013.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Total return swap contracts outstanding as of March 28, 2013:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index	4/17/2013	BRL	1,780,221	$(45,977)
Barclays Capital	Cocoa Futures	5/15/2013	USD	90,200	(3,400)
Barclays Capital	Cocoa Futures	5/15/2013	USD	(23,630)	620
Barclays Capital	Coffee ‘C’ Futures	5/20/2013	USD	489,521	(26,695)
Barclays Capital	Coffee ‘C’ Futures	5/20/2013	USD	(55,200)	5,380
Barclays Capital	Corn Futures	5/14/2013	USD	931,780	(27,955)
Barclays Capital	Cotton No. 2 Futures	5/8/2013	USD	127,095	5,595
Barclays Capital	Gold 100 OZ Futures	6/26/2013	USD	963,605	(6,185)
Barclays Capital	Lean Hogs Futures	6/14/2013	USD	72,408	452
Barclays Capital	Live Cattle Futures	4/30/2013	USD	207,800	(1,560)
Barclays Capital	Live Cattle Futures	4/30/2013	USD	(207,800)	(4,248)
Barclays Capital	Live Cattle Futures	6/28/2013	USD	391,370	6,630
Barclays Capital	LME Aluminum Futures	6/17/2013	USD	103,975	(8,300)
Barclays Capital	LME Aluminum Futures	6/17/2013	USD	(98,700)	3,025
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	247,350	(6,506)
Barclays Capital	LME Copper Futures	6/17/2013	USD	809,750	(55,950)
Barclays Capital	LME Copper Futures	6/17/2013	USD	(775,300)	21,500
Barclays Capital	LME Copper Futures	9/16/2013	USD	778,100	(21,500)
Barclays Capital	LME Nickel Futures	6/17/2013	USD	105,570	(5,658)
Barclays Capital	LME Nickel Futures	6/17/2013	USD	(99,900)	(12)
Barclays Capital	LME Nickel Futures	9/16/2013	USD	100,266	30
Bank of America	Russian Trading System Index Futures	6/17/2013	USD	653,274	(39,560)
Barclays Capital	Soybean Futures	5/14/2013	USD	496,575	(4,912)
Barclays Capital	Soybean Meal Futures	5/14/2013	USD	341,490	(17,810)
Barclays Capital	Sugar #11 (World Markets) Futures	4/30/2013	USD	19,947	(168)
Goldman Sachs	Swiss Market Index Futures	6/21/2013	CHF	1,453,770	8,156
Bank of America	U.S. Treasury 10-Year Note Futures	6/19/2013	USD	9,982,572	48,241
Barclays Capital	Wheat Futures	5/14/2013	USD	604,276	(54,062)
Barclays Capital	Wheat Futures	5/14/2013	USD	(78,150)	3,074

					$(227,755)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $720,000.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Cocoa Futures	May 15, 2013	$20,512	$21,700	$1,188
4	Coffee ‘C’ Futures	May 20, 2013	208,167	205,725	(2,442)
29	Corn Futures	May 14, 2013	1,031,285	1,008,113	(23,172)
5	Cotton No. 2 Futures	May 8, 2013	212,962	221,150	8,188
41	Crude Oil Financial Futures	April 19, 2013	3,931,730	3,986,430	54,700
4	Crude Oil Financial Futures	May 20, 2013	387,440	389,960	2,520
46	Globex Brent FCL Futures	May 15, 2013	5,016,660	5,050,340	33,680
9	Globex Heat Oil Futures	April 29, 2013	1,184,135	1,151,766	(32,369)
2	Globex Heat Oil Futures	May 30, 2013	253,176	254,772	1,596
8	Globex RBOB Gas Futures	April 29, 2013	1,081,122	1,045,162	(35,960)
3	Globex RBOB Gas Futures	May 30, 2013	383,649	388,534	4,885
11	Gold 100 OZ Futures	June 26, 2013	1,771,193	1,755,270	(15,923)
20	ICE Euro Gasoil Futures	May 9, 2013	1,822,305	1,836,500	14,195
5	Lean Hogs Futures	June 14, 2013	181,278	182,150	872
20	Live Cattle Futures	June 28, 2013	985,770	995,000	9,230
4	LME Aluminum Futures	April 3, 2013	217,690	187,524	(30,166)
1	LME Aluminum Futures	April 8, 2013	51,252	46,946	(4,306)
1	LME Aluminum Futures	April 17, 2013	51,131	47,062	(4,069)
3	LME Aluminum Futures	April 30, 2013	155,311	141,692	(13,619)
1	LME Aluminum Futures	May 13, 2013	52,461	47,399	(5,062)
3	LME Aluminum Futures	May 14, 2013	162,088	142,236	(19,852)
5	LME Aluminum Futures	May 22, 2013	260,160	237,538	(22,622)
3	LME Aluminum Futures	May 28, 2013	150,530	142,735	(7,795)
1	LME Aluminum Futures	June 7, 2013	49,188	47,695	(1,493)
19	LME Aluminum Futures	June 17, 2013	1,010,877	908,913	(101,964)
2	LME Aluminum Futures	June 21, 2013	97,384	95,429	(1,955)
19	LME Aluminum Futures	September 16, 2013	936,031	915,206	(20,825)
1	LME Copper Futures	April 3, 2013	205,444	187,743	(17,701)
1	LME Copper Futures	April 15, 2013	199,485	187,926	(11,559)
1	LME Copper Futures	April 17, 2013	198,902	187,957	(10,945)
1	LME Copper Futures	April 22, 2013	203,012	187,997	(15,015)
2	LME Copper Futures	April 30, 2013	407,628	376,121	(31,507)
2	LME Copper Futures	May 22, 2013	393,253	376,422	(16,831)
1	LME Copper Futures	May 28, 2013	196,627	188,263	(8,364)
1	LME Copper Futures	June 6, 2013	194,145	188,339	(5,806)
9	LME Copper Futures	June 17, 2013	1,827,129	1,696,050	(131,079)
2	LME Copper Futures	June 21, 2013	382,303	376,869	(5,434)
7	LME Copper Futures	September 16, 2013	1,358,642	1,324,049	(34,593)
1	LME Lead Futures	April 10, 2013	58,519	52,343	(6,176)
1	LME Lead Futures	April 24, 2013	58,554	52,461	(6,093)
1	LME Lead Futures	April 30, 2013	60,414	52,497	(7,917)
1	LME Lead Futures	June 7, 2013	54,532	52,715	(1,817)
4	LME Lead Futures	June 17, 2013	237,439	211,125	(26,314)
1	LME Lead Futures	June 21, 2013	55,165	52,785	(2,380)
6	LME Lead Futures	September 16, 2013	332,360	318,525	(13,835)
1	LME Nickel Futures	May 3, 2013	112,202	99,696	(12,506)
1	LME Nickel Futures	June 14, 2013	102,518	99,890	(2,628)
1	LME Nickel Futures	June 17, 2013	112,292	99,912	(12,380)
1	LME Nickel Futures	June 21, 2013	101,211	99,923	(1,288)
1	LME Nickel Futures	June 26, 2013	101,919	99,949	(1,970)
1	LME Nickel Futures	June 28, 2013	100,713	99,960	(753)
5	LME Nickel Futures	September 16, 2013	506,342	501,480	(4,862)
2	LME Zinc Futures	April 15, 2013	100,381	93,514	(6,867)
2	LME Zinc Futures	April 25, 2013	105,554	93,741	(11,813)
2	LME Zinc Futures	April 30, 2013	105,977	93,852	(12,125)
1	LME Zinc Futures	May 14, 2013	55,247	47,082	(8,165)
1	LME Zinc Futures	May 28, 2013	52,056	47,191	(4,865)
10	LME Zinc Futures	June 17, 2013	531,855	473,563	(58,292)
10	LME Zinc Futures	September 16, 2013	500,816	480,000	(20,816)
309	Natural Gas Swap Futures	April 26, 2013	2,717,090	3,108,540	391,450
11	Natural Gas Swap Futures	May 29, 2013	112,145	111,815	(330)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	Silver Futures	May 29, 2013	$454,018	$424,845	$(29,173)
26	Soybean Futures	May 14, 2013	1,850,452	1,826,175	(24,277)
13	Soybean Meal Futures	May 14, 2013	538,950	525,980	(12,970)
19	Soybean Oil Futures	May 14, 2013	586,997	571,254	(15,743)
32	Sugar #11 (World Markets) Futures	April 30, 2013	656,868	632,934	(23,934)
8	Wheat Futures	May 14, 2013	287,996	275,100	(12,896)
6	Amsterdam Index Futures	April 19, 2013	540,693	534,378	(6,315)
24	CAC40 10 Euro Futures	April 19, 2013	1,175,288	1,148,128	(27,160)
4	DAX Index Futures	June 21, 2013	1,021,620	999,907	(21,713)
18	E-Mini Russell 2000 Futures	June 21, 2013	1,691,094	1,708,020	16,926
71	Euro Stoxx 50 Index	June 21, 2013	2,398,908	2,324,430	(74,478)
42	FTSE 100 Index Futures	June 21, 2013	4,089,553	4,053,011	(36,542)
30	FTSE/JSE Top 40 Index Futures	June 20, 2013	1,177,249	1,158,657	(18,592)
2	FTSE/MIB Index Futures	June 21, 2013	202,556	192,751	(9,805)
5	Hang Seng Index Futures	April 29, 2013	716,522	718,707	2,185
28	H-SHARES Index Futures	April 29, 2013	1,979,115	1,963,144	(15,971)
4	IBEX 35 Index Futures	April 19, 2013	432,925	401,676	(31,249)
11	KOSPI Index 200 Futures	June 13, 2013	1,309,972	1,304,556	(5,416)
36	MSCI Taiwan Stock Index Futures	April 29, 2013	1,013,750	1,012,680	(1,070)
230	S&P 500 E-Mini Futures	June 21, 2013	17,782,571	17,971,049	188,478
15	S&P MID 400 E-Mini Futures	June 21, 2013	1,694,016	1,726,500	32,484
9	S&P/Toronto Stock Exchange 60 Index Futures	June 20, 2013	1,301,745	1,291,549	(10,196)
38	SGX S&P CNX Nifty Index Futures	April 25, 2013	432,784	434,872	2,088
11	SPI 200 Index Futures	June 20, 2013	1,437,365	1,422,132	(15,233)
33	TOPIX Index Futures	June 13, 2013	3,516,004	3,647,580	131,576
7	Australia 10-Year Bond Futures	June 17, 2013	868,989	886,235	17,246
152	Euro - Bund Futures	June 6, 2013	28,002,299	28,347,446	345,147
244	Mini Japanese 10-Year Treasury Bond	June 10, 2013	37,621,322	37,799,458	178,136
278	U.S. Treasury 10-Year Note Futures	June 19, 2013	36,537,816	36,691,656	153,840

			184,826,795	185,168,052	341,257

Short Contracts:
4	LME Aluminum Futures	April 3, 2013	(217,094)	(187,525)	29,569
1	LME Aluminum Futures	April 8, 2013	(51,325)	(46,946)	4,379
1	LME Aluminum Futures	April 17, 2013	(50,998)	(47,062)	3,936
3	LME Aluminum Futures	April 30, 2013	(156,595)	(141,692)	14,903
1	LME Aluminum Futures	May 13, 2013	(52,598)	(47,399)	5,199
3	LME Aluminum Futures	May 14, 2013	(161,845)	(142,236)	19,609
5	LME Aluminum Futures	May 22, 2013	(258,742)	(237,538)	21,204
3	LME Aluminum Futures	May 28, 2013	(150,385)	(142,735)	7,650
1	LME Aluminum Futures	June 7, 2013	(48,948)	(47,696)	1,252
19	LME Aluminum Futures	June 17, 2013	(941,613)	(908,913)	32,700
2	LME Aluminum Futures	June 21, 2013	(97,147)	(95,429)	1,718
3	LME Aluminum Futures	September 16, 2013	(150,820)	(144,506)	6,314
1	LME Copper Futures	April 3, 2013	(205,748)	(187,743)	18,005
1	LME Copper Futures	April 15, 2013	(199,673)	(187,926)	11,747
1	LME Copper Futures	April 17, 2013	(198,906)	(187,956)	10,950
1	LME Copper Futures	April 22, 2013	(202,373)	(187,996)	14,377
2	LME Copper Futures	April 30, 2013	(411,397)	(376,122)	35,275
2	LME Copper Futures	May 22, 2013	(394,965)	(376,422)	18,543
1	LME Copper Futures	May 28, 2013	(197,481)	(188,263)	9,218
1	LME Copper Futures	June 6, 2013	(193,998)	(188,339)	5,659
9	LME Copper Futures	June 17, 2013	(1,752,273)	(1,696,050)	56,223
2	LME Copper Futures	June 21, 2013	(382,497)	(376,869)	5,628
3	LME Copper Futures	September 16, 2013	(581,270)	(567,450)	13,820
1	LME Lead Futures	April 10, 2013	(58,673)	(52,343)	6,330
1	LME Lead Futures	April 24, 2013	(59,023)	(52,461)	6,562
1	LME Lead Futures	April 30, 2013	(61,373)	(52,497)	8,876
1	LME Lead Futures	June 7, 2013	(54,623)	(52,714)	1,909
4	LME Lead Futures	June 17, 2013	(220,794)	(211,125)	9,669
1	LME Lead Futures	June 21, 2013	(55,123)	(52,785)	2,338

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	LME Nickel Futures	May 3, 2013	$(112,108)	$(99,695)	$12,413
1	LME Nickel Futures	June 14, 2013	(102,118)	(99,889)	2,229
1	LME Nickel Futures	June 17, 2013	(99,298)	(99,912)	(614)
1	LME Nickel Futures	June 21, 2013	(101,638)	(99,922)	1,716
1	LME Nickel Futures	June 26, 2013	(101,398)	(99,949)	1,449
1	LME Nickel Futures	June 28, 2013	(100,078)	(99,960)	118
2	LME Zinc Futures	April 15, 2013	(100,184)	(93,514)	6,670
2	LME Zinc Futures	April 25, 2013	(104,997)	(93,741)	11,256
2	LME Zinc Futures	April 30, 2013	(107,409)	(93,852)	13,557
1	LME Zinc Futures	May 14, 2013	(54,898)	(47,082)	7,816
1	LME Zinc Futures	May 28, 2013	(51,748)	(47,191)	4,557
10	LME Zinc Futures	June 17, 2013	(494,234)	(473,563)	20,671

			(9,098,408)	(8,633,008)	465,400

			$175,728,387	$176,535,044	$806,657

Cash held as collateral with broker for futures contracts was $3,964,572 at March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency exchange contracts outstanding as of March 28, 2013:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	5,000	$5,301	$5,272	$(29)
Euro, Expiring 04/03/13	The Royal Bank of Scotland	EUR	1,968,573	2,515,246	2,523,431	8,185

				2,520,547	2,528,703	8,156

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	(14,757,573)	$(19,196,267)	$(18,927,782)	$268,485
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	(5,303,415)	(7,975,713)	(8,054,980)	(79,267)
Russian Ruble, Expiring 06/19/13*	The Royal Bank of Scotland	RUB	(20,740,000)	(663,294)	(658,239)	5,055

				(27,835,274)	(27,641,001)	194,273

				$(25,314,727)	$(25,112,298)	$202,429

Cash held as collateral with broker for forward currency exchange contracts was $230,000 at March 28, 2013.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

RUB - Russian Ruble

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

GOVERNMENT RELATED OBLIGATIONS - 39.7%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 39.7%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.500%	04/15/16	EUR	3,425	$4,780,087
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	2,798	4,279,057
France Government Bond OAT (France)	0.250%	07/25/18	EUR	409	552,860
France Government Bond OAT (France)	1.300%	07/25/19	EUR	1,264	1,823,764
France Government Bond OAT (France)	1.100%	07/25/22	EUR	2,344	3,289,853
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	3,228	6,675,088

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $21,471,974)					21,400,709

U.S. TREASURY OBLIGATIONS - 43.1%
U.S. Treasury Inflation Protected Securities - 43.1%
U.S. Treasury Inflation Protected Securities(a)	0.125%	01/15/22	USD	9,100	10,073,806
U.S. Treasury Inflation Protected Securities(a)	0.125%	04/15/17	USD	5,200	5,686,070
U.S. Treasury Inflation Protected Securities(a)	1.375%	07/15/18	USD	1,800	2,251,379
U.S. Treasury Inflation Protected Securities(a)	2.625%	07/15/17	USD	2,100	2,806,874
U.S. Treasury Inflation Protected Securities(a)	1.625%	01/15/18	USD	1,900	2,434,896

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,145,971)					23,253,025

				SHARES
MONEY MARKET FUNDS - 48.7%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.090% (b)				1,400,000	1,400,000
Dreyfus Treasury Cash Management, Class I, 0.010% (b)				5,600,000	5,600,000
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)				4,204,463	4,204,463
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)(c)				8,059,753	8,059,753
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)				7,000,000	7,000,000

TOTAL MONEY MARKET FUNDS (cost $26,264,216)					26,264,216

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 4.0%
U.S. Treasury Bill, 0.000%, 6/20/2013 (d) (cost $2,149,542)				$2,150	2,149,701

TOTAL INVESTMENTS - 135.5% (cost $73,031,703)					73,067,651

LIABILITIES IN EXCESS OF OTHER ASSETS - (35.5%) (e)					(19,142,386)

NET ASSETS - 100.0%					$53,925,265

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On March 28, 2013, securities valued at $23,253,025 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of March 28, 2013.
(c)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Open reverse repurchase agreements at March 28, 2013:

Counterparty	Trade Date	Rate	Due Date	Principal Amount of Reverse Repurchase Agreement
RBS Securities, Inc.	3/19/2013	0.22%	4/17/2013	$383,572
RBS Securities, Inc.	3/19/2013	0.25%	4/17/2013	1,513,768
RBS Securities, Inc.	3/19/2013	0.27%	4/17/2013	2,015,169
Barclays Capital	3/12/2013	0.30%	4/17/2013	19,247,750

				$23,160,259

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of March 28, 2013:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index	4/17/2013	BRL	1,762,332	$(36,863)
Barclays Capital	Cocoa Futures	5/15/2013	USD	90,410	(3,610)
Barclays Capital	Cocoa Futures	5/15/2013	USD	(25,010)	3,500
Barclays Capital	Coffee ‘C’ Futures	5/20/2013	USD	486,750	(23,869)
Barclays Capital	Cotton No. 2 Futures	5/8/2013	USD	129,010	3,680
Barclays Capital	Gold 100 OZ Futures	6/26/2013	USD	2,090,125	(15,715)
Barclays Capital	Live Cattle Futures	4/30/2013	USD	419,690	(7,210)
Barclays Capital	Live Cattle Futures	4/30/2013	USD	(419,690)	(8,495)
Barclays Capital	Live Cattle Futures	6/28/2013	USD	1,127,068	17,182
Barclays Capital	LME Aluminum Futures	6/17/2013	USD	53,250	(5,413)
Barclays Capital	LME Aluminum Futures	6/17/2013	USD	(49,350)	1,513
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	99,225	(2,887)
Barclays Capital	LME Aluminum Futures	9/16/2013	USD	(50,000)	1,831
Barclays Capital	LME Copper Futures	6/17/2013	USD	1,016,750	(74,500)
Barclays Capital	LME Copper Futures	6/17/2013	USD	(972,725)	30,475
Barclays Capital	LME Copper Futures	9/16/2013	USD	1,159,300	(24,400)
Barclays Capital	LME Nickel Futures	9/16/2013	USD	102,000	(1,704)
Barclays Capital	LME Zinc Futures	6/17/2013	USD	52,750	(5,394)
Barclays Capital	LME Zinc Futures	6/17/2013	USD	(50,375)	3,019
Barclays Capital	LME Zinc Futures	9/16/2013	USD	50,837	(2,838)
Bank of America	Russian Trading System Index Futures	6/17/2013	USD	491,349	(29,656)
Barclays Capital	Silver Futures	5/29/2013	USD	153,000	(11,385)
Barclays Capital	Soybean Futures	5/14/2013	USD	780,349	(7,736)
Barclays Capital	Soybean Meal Futures	5/14/2013	USD	338,290	(14,610)
Barclays Capital	Soybean Oil Futures	5/14/2013	USD	61,956	(1,824)
Goldman Sachs	Swiss Market Index Futures	6/21/2013	CHF	1,301,510	6,484
Bank of America	U.S. Treasury 10-Year Note Futures	6/19/2013	USD	27,500,489	84,246
Barclays Capital	Wheat Futures	5/14/2013	USD	443,463	(30,804)
Barclays Capital	Wheat Futures	5/14/2013	USD	(40,200)	5,536

					$(151,447)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $670,000.

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Cocoa Futures	May 15, 2013	$21,532	$21,700	$168
47	Corn Futures	May 14, 2013	1,668,755	1,633,838	(34,917)
5	Cotton No. 2 Futures	May 8, 2013	218,142	221,149	3,007
37	Crude Oil Financial Futures	April 19, 2013	3,539,360	3,597,510	58,150
2	Crude Oil Financial Futures	May 20, 2013	192,840	194,980	2,140
40	Globex Brent FCL Futures	May 15, 2013	4,363,550	4,391,600	28,050
7	Globex Heat Oil Futures	April 29, 2013	916,524	895,818	(20,706)
3	Globex Heat Oil Futures	May 30, 2013	379,113	382,158	3,045
6	Globex RBOB Gas Futures	April 29, 2013	814,393	783,872	(30,521)
2	Globex RBOB Gas Futures	May 30, 2013	258,073	259,022	949
2	Gold 100 OZ Futures	June 26, 2013	321,622	319,140	(2,482)
17	ICE Euro Gasoil Futures	May 9, 2013	1,548,115	1,561,025	12,910
6	Lean Hogs Futures	June 14, 2013	217,136	218,580	1,444
2	Live Cattle Futures	June 28, 2013	97,243	99,500	2,257
2	LME Aluminum Futures	April 3, 2013	108,845	93,762	(15,083)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	LME Aluminum Futures	April 10, 2013	$52,513	$46,972	$(5,541)
1	LME Aluminum Futures	April 30, 2013	52,935	47,231	(5,704)
1	LME Aluminum Futures	May 7, 2013	52,755	47,321	(5,434)
3	LME Aluminum Futures	May 13, 2013	160,131	142,197	(17,934)
1	LME Aluminum Futures	May 15, 2013	54,232	47,425	(6,807)
3	LME Aluminum Futures	May 20, 2013	158,324	142,452	(15,872)
1	LME Aluminum Futures	May 22, 2013	52,032	47,507	(4,525)
18	LME Aluminum Futures	June 17, 2013	948,600	861,075	(87,525)
17	LME Aluminum Futures	September 16, 2013	836,952	818,868	(18,084)
1	LME Copper Futures	May 13, 2013	206,568	188,165	(18,403)
2	LME Copper Futures	May 22, 2013	393,253	376,422	(16,831)
1	LME Copper Futures	June 12, 2013	193,511	188,390	(5,121)
6	LME Copper Futures	June 17, 2013	1,203,637	1,130,700	(72,937)
2	LME Copper Futures	June 27, 2013	379,603	376,981	(2,622)
4	LME Copper Futures	September 16, 2013	779,350	756,600	(22,750)
1	LME Lead Futures	April 16, 2013	56,935	52,408	(4,527)
1	LME Lead Futures	April 17, 2013	56,602	52,419	(4,183)
1	LME Lead Futures	April 22, 2013	57,745	52,449	(5,296)
1	LME Lead Futures	April 25, 2013	60,002	52,467	(7,535)
1	LME Lead Futures	April 30, 2013	61,577	52,497	(9,080)
1	LME Lead Futures	May 13, 2013	61,033	52,576	(8,457)
1	LME Lead Futures	May 14, 2013	60,496	52,581	(7,915)
1	LME Lead Futures	May 20, 2013	59,470	52,615	(6,855)
1	LME Lead Futures	May 22, 2013	58,630	52,626	(6,004)
8	LME Lead Futures	June 17, 2013	467,615	422,249	(45,366)
1	LME Lead Futures	June 27, 2013	52,820	52,798	(22)
6	LME Lead Futures	September 16, 2013	329,728	318,524	(11,204)
1	LME Nickel Futures	May 15, 2013	109,903	99,756	(10,147)
1	LME Nickel Futures	June 12, 2013	100,634	99,881	(753)
2	LME Nickel Futures	June 17, 2013	217,449	199,824	(17,625)
1	LME Nickel Futures	June 27, 2013	100,538	99,955	(583)
4	LME Nickel Futures	September 16, 2013	402,888	401,183	(1,705)
1	LME Zinc Futures	April 16, 2013	49,527	46,770	(2,757)
1	LME Zinc Futures	April 25, 2013	52,777	46,871	(5,906)
1	LME Zinc Futures	May 7, 2013	54,158	47,004	(7,154)
1	LME Zinc Futures	May 13, 2013	55,666	47,072	(8,594)
1	LME Zinc Futures	May 22, 2013	53,214	47,146	(6,068)
8	LME Zinc Futures	June 17, 2013	424,153	378,850	(45,303)
7	LME Zinc Futures	September 16, 2013	348,374	336,000	(12,374)
250	Natural Gas Swap Futures	April 26, 2013	2,201,950	2,515,000	313,050
25	Natural Gas Swap Futures	May 29, 2013	255,475	254,125	(1,350)
1	Silver Futures	May 29, 2013	144,478	141,615	(2,863)
17	Soybean Futures	May 14, 2013	1,207,323	1,194,038	(13,285)
10	Soybean Meal Futures	May 14, 2013	413,998	404,600	(9,398)
14	Soybean Oil Futures	May 14, 2013	430,952	420,924	(10,028)
28	Sugar #11 (World Markets) Futures	April 30, 2013	574,953	553,818	(21,135)
7	Wheat Futures	May 14, 2013	254,226	240,713	(13,513)
5	Amsterdam Index Futures	April 19, 2013	451,270	445,314	(5,956)
22	CAC40 10 Euro Futures	April 19, 2013	1,076,948	1,052,450	(24,498)
3	DAX Index Futures	June 21, 2013	769,391	749,931	(19,460)
14	E-Mini Russell 2000 Futures	June 21, 2013	1,314,840	1,328,460	13,620
62	Euro Stoxx 50 Index	June 21, 2013	2,095,484	2,029,784	(65,700)
36	FTSE 100 Index Futures	June 21, 2013	3,504,896	3,474,009	(30,887)
26	FTSE/JSE Top 40 Index Futures	June 20, 2013	1,020,428	1,004,170	(16,258)
1	FTSE/MIB Index Futures	June 21, 2013	101,278	96,376	(4,902)
4	Hang Seng Index Futures	April 29, 2013	572,937	574,965	2,028
24	H-SHARES Index Futures	April 29, 2013	1,697,361	1,682,695	(14,666)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
4	IBEX 35 Index Futures	April 19, 2013	$434,033	$401,676	$(32,357)
9	KOSPI Index 200 Futures	June 13, 2013	1,074,414	1,067,365	(7,049)
32	MSCI Taiwan Stock Index Futures	April 29, 2013	901,061	900,160	(901)
201	S&P 500 E-Mini Futures	June 21, 2013	15,544,632	15,705,135	160,503
13	S&P MID 400 E-Mini Futures	June 21, 2013	1,469,143	1,496,300	27,157
8	S&P/Toronto Stock Exchange 60 Index Futures	June 20, 2013	1,157,039	1,148,043	(8,996)
29	SGX S&P CNX Nifty Index Futures	April 25, 2013	330,495	331,876	1,381
10	SPI 200 Index Futures	June 20, 2013	1,304,082	1,292,848	(11,234)
29	TOPIX Index Futures	June 13, 2013	3,094,716	3,205,449	110,733
6	Australia 10-Year Bond Futures	June 17, 2013	746,063	759,630	13,567
132	Euro - Bund Futures	June 6, 2013	24,323,612	24,617,519	293,907
213	Mini Japanese 10-Year Treasury Bond	June 10, 2013	32,853,773	32,997,067	143,294
99	U.S. Treasury 10-Year Note Futures	June 19, 2013	13,006,544	13,066,453	59,909

			137,869,368	138,160,989	291,621

Short Contracts:
2	LME Aluminum Futures	April 3, 2013	(108,547)	(93,763)	14,784
1	LME Aluminum Futures	April 10, 2013	(52,648)	(46,972)	5,676
1	LME Aluminum Futures	April 30, 2013	(52,923)	(47,230)	5,693
1	LME Aluminum Futures	May 7, 2013	(52,773)	(47,321)	5,452
3	LME Aluminum Futures	May 13, 2013	(159,745)	(142,197)	17,548
1	LME Aluminum Futures	May 15, 2013	(54,173)	(47,425)	6,748
3	LME Aluminum Futures	May 20, 2013	(158,358)	(142,452)	15,906
1	LME Aluminum Futures	May 22, 2013	(51,748)	(47,507)	4,241
18	LME Aluminum Futures	June 17, 2013	(886,795)	(861,075)	25,720
1	LME Copper Futures	May 13, 2013	(206,423)	(188,165)	18,258
2	LME Copper Futures	May 22, 2013	(394,965)	(376,422)	18,543
1	LME Copper Futures	June 12, 2013	(196,198)	(188,390)	7,808
6	LME Copper Futures	June 17, 2013	(1,162,528)	(1,130,700)	31,828
2	LME Copper Futures	June 27, 2013	(380,578)	(376,982)	3,596
3	LME Copper Futures	September 16, 2013	(570,783)	(567,450)	3,333
1	LME Lead Futures	April 16, 2013	(56,748)	(52,408)	4,340
1	LME Lead Futures	April 17, 2013	(56,511)	(52,419)	4,092
1	LME Lead Futures	April 22, 2013	(57,586)	(52,449)	5,137
1	LME Lead Futures	April 25, 2013	(60,317)	(52,467)	7,850
1	LME Lead Futures	April 30, 2013	(61,498)	(52,497)	9,001
1	LME Lead Futures	May 13, 2013	(60,655)	(52,576)	8,079
1	LME Lead Futures	May 14, 2013	(60,123)	(52,581)	7,542
1	LME Lead Futures	May 20, 2013	(59,423)	(52,615)	6,808
1	LME Lead Futures	May 22, 2013	(58,123)	(52,626)	5,497
8	LME Lead Futures	June 17, 2013	(451,737)	(422,250)	29,487
1	LME Lead Futures	June 27, 2013	(52,648)	(52,798)	(150)
1	LME Nickel Futures	May 15, 2013	(109,798)	(99,756)	10,042
1	LME Nickel Futures	June 12, 2013	(102,298)	(99,880)	2,418
2	LME Nickel Futures	June 17, 2013	(198,897)	(199,824)	(927)
1	LME Nickel Futures	June 27, 2013	(100,258)	(99,954)	304
1	LME Zinc Futures	April 16, 2013	(49,661)	(46,769)	2,892
1	LME Zinc Futures	April 25, 2013	(52,498)	(46,870)	5,628
1	LME Zinc Futures	May 7, 2013	(54,298)	(47,004)	7,294
1	LME Zinc Futures	May 13, 2013	(55,373)	(47,071)	8,302
1	LME Zinc Futures	May 22, 2013	(52,698)	(47,146)	5,552
8	LME Zinc Futures	June 17, 2013	(394,837)	(378,850)	15,987

			(6,695,170)	(6,364,861)	330,309

			$131,174,198	$131,796,128	$621,930

Cash held as collateral with broker for futures contracts was $3,137,740 at March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency exchange contracts outstanding as of March 28, 2013:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	7,000	$7,422	$7,381	$(41)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	(11,564,534)	$(15,061,189)	$(14,832,451)	$228,738
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	(4,417,950)	(6,655,640)	(6,710,110)	(54,470)
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	(12,000)	(129)	(128)	1
Russian Ruble, Expiring 06/19/13*	The Royal Bank of Scotland	RUB	(15,349,000)	(490,880)	(487,141)	3,739

				(22,207,838)	(22,029,830)	178,008

				$(22,200,416)	$(22,022,449)	$177,967

Cash held as collateral with broker for forward currency exchange contracts was $210,000 at March 28, 2013.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

RUB - Russian Ruble

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 112.4%	SHARES	VALUE (Note 3)
COMMON STOCKS - 44.9%

Belgium - 0.6%
Anheuser-Busch InBev NV	11,806	$1,173,722
Belgacom SA	2,396	59,648
Solvay SA	12,451	1,689,554
UCB SA	22,391	1,432,346
Umicore SA	48,885	2,299,346

		6,654,616

Brazil - 1.1%
Amil Participacoes SA (1)†	18,635	291,502
Banco Bradesco SA ADR (1)(a)	43,560	741,391
Banco do Brasil SA (1)	46,900	635,468
BM&FBovespa SA (1)	29,600	199,066
BR Malls Participacoes SA (1)	18,200	227,776
Braskem SA ADR (1)(a)	7,200	97,488
CCR SA (1)	93,500	955,012
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (1)(a)	17,200	916,416
Cia de Bebidas das Americas ADR (1)(a)	17,900	757,707
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)†(a)	15,600	744,588
Cia Energetica de Minas Gerais ADR (1)(a)	88,075	1,043,689
Cielo SA (1)	80	2,354
Fibria Celulose SA ADR (1)†(a)	32,400	391,068
Itau Unibanco Holding SA ADR (1)(a)	39,400	701,320
JBS SA (1)†	103,693	348,423
Multiplan Empreendimentos Imobiliarios SA (1)	1,400	40,218
Natura Cosmeticos SA (1)	23,300	560,722
Petroleo Brasileiro SA ADR (1)(a)	5,500	99,825
Porto Seguro SA (1)	34,900	487,555
Telefonica Brasil SA ADR (1)(a)	24,600	656,328
Tim Participacoes SA ADR (1)(a)	31,400	687,032
Vale SA ADR (1)(a)	44,700	738,891

		11,323,839

Chile - 0.1%
Banco Santander Chile ADR (1)(a)	36	1,025
CAP SA (1)	2,254	73,075
Enersis SA ADR (1)(a)	27,300	525,252
ENTEL Chile SA (1)	18,283	386,855

	SHARES	VALUE (Note 3)
Chile - 0.1% (continued)
SACI Falabella (1)	14,803	$177,962

		1,164,169

China - 1.3%
Agricultural Bank of China Ltd., H Shares	225,000	108,278
Bank of China Ltd., H Shares	3,223,000	1,499,539
Bank of Communications Co., Ltd., H Shares	126,000	94,606
China BlueChemical Ltd., H Shares	476,000	295,970
China CITIC Bank Corp. Ltd., H Shares	353,000	212,838
China Communications Services Corp. Ltd., H Shares	130,000	84,168
China Construction Bank Corp., H Shares	3,095,000	2,537,031
China Merchants Bank Co. Ltd., H Shares	151,500	321,930
China Oilfield Services Ltd., H Shares	336,000	706,195
China Petroleum & Chemical Corp. ADR (1)(a)	4,400	514,448
China Railway Construction Corp. Ltd., H Shares	353,000	335,906
China Railway Group Ltd., H Shares	1,839,000	938,944
China Shanshui Cement Group Ltd.	399,000	230,244
China Telecom Corp. Ltd., H Shares	678,000	343,200
China Zhongwang Holdings Ltd. †	186	63
Chongqing Rural Commercial Bank, H Shares	598,000	321,020
CNOOC Ltd. ADR (1)(a)	6,900	1,321,350
Country Garden Holdings Co., Ltd. †	83,000	41,618
Dongfeng Motor Group Co., Ltd., H Shares	634,000	893,702
Evergrande Real Estate Group Ltd.	295,000	119,548
Industrial & Commercial Bank of China Ltd., H Shares	1,997,000	1,404,485
Longfor Properties Co., Ltd.	19,000	31,528
Parkson Retail Group Ltd.	30,500	18,182
PetroChina Co., Ltd. ADR (1)(a)	2,400	316,368
Sino-Ocean Land Holdings Ltd.	136,500	82,573
Sinopharm Group Co. Ltd., H Shares	40,000	129,253
SOHO China Ltd.	39,000	32,622
Tencent Holdings Ltd.	2,600	83,160
Zhaojin Mining Industry Co. Ltd., H Shares	263,500	355,698
Zhejiang Expressway Co., Ltd., H Shares	164,000	129,746

		13,504,213

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Denmark - 1.1%
AP Moeller - Maersk A/S, Class B	181	$1,420,588
Carlsberg A/S, Class B	13,790	1,344,444
Chr Hansen Holding A/S	6,272	232,942
Coloplast A/S, Class B	18,191	980,210
DSV A/S	36,888	892,696
GN Store Nord A/S	93,392	1,663,077
Novo Nordisk A/S, Class B	19,568	3,154,012
Vestas Wind Systems A/S †	244,453	1,959,714

		11,647,683

Finland - 0.5%
Fortum OYJ	1,358	27,393
Kone OYJ, Class B	10,864	856,592
Konecranes OYJ	12,515	414,230
Metso OYJ †	57,007	2,435,787
Neste Oil OYJ †	14,633	206,796
Outotec OYJ	32,456	477,304
Sampo OYJ, A Shares	663	25,571
Stora Enso OYJ, R Shares	111,047	718,913
UPM-Kymmene OYJ	16,737	187,198

		5,349,784

Germany - 4.0%
Adidas AG	4,268	443,655
Aurubis AG	38,701	2,462,864
Bayer AG	55,929	5,780,036
Bilfinger SE	31,224	3,248,001
Brenntag AG	5,967	933,042
Continental AG	3,650	437,490
Deutsche Lufthansa AG	152,548	2,983,736
Deutsche Post AG	166,218	3,835,941
E.ON SE	83,123	1,454,465
Freenet AG	43,545	1,059,182
GEA Group AG	50,273	1,660,469
Hannover Rueckversicherung SE	9,743	767,073
HeidelbergCement AG	27,150	1,957,703
Hochtief AG †	12,663	825,684
Kabel Deutschland Holding AG	5,813	536,674
Lanxess AG	32,412	2,304,068
Leoni AG	44,554	1,731,563
Merck KGaA	33,219	5,017,498

	SHARES	VALUE (Note 3)
Germany - 4.0% (continued)
Muenchener Rueckversicherungs AG	4,419	$828,241
Rheinmetall AG	23,798	1,104,055
Rhoen Klinikum AG	29,242	620,842
SAP AG	8,240	662,720
Suedzucker AG	28,799	1,217,223
TUI AG †	127,938	1,376,617

		43,248,842

Hong Kong - 0.6%
China Gas Holdings Ltd.	206,000	205,747
China Mengniu Dairy Co., Ltd.	282,000	809,230
China Mobile Ltd. ADR (1)(a)	33,200	1,763,916
China Overseas Land & Investment Ltd.	186,000	514,417
China Resources Land Ltd.	92,000	257,960
China Resources Power Holdings Co. Ltd.	148,000	443,323
COSCO Pacific Ltd.	152,000	220,086
GOME Electrical Appliances Holding Ltd. †	6,556,000	719,769
Shimao Property Holdings Ltd.	38,000	73,267
Shougang Fushan Resources Group Ltd.	2,226,000	995,776

		6,003,491

India - 0.4%
Dr Reddy’s Laboratories Ltd. ADR (1)(a)	9,600	310,560
HDFC Bank Ltd. ADR (1)(a)	7,500	280,650
ICICI Bank Ltd. ADR (1)(a)	15,100	647,790
Infosys Ltd. ADR (1)(a)(b)	33,400	1,800,594
Tata Motors Ltd. ADR (1)(a)	33,300	812,853
Wipro Ltd. ADR (1)(a)	19,200	193,920

		4,046,367

Indonesia - 0.4%
Astra Agro Lestari Tbk PT	11,000	21,018
Bank Rakyat Indonesia Persero Tbk PT	349,500	315,896
Bumi Resources Tbk PT	1,392,500	99,329
Indo Tambangraya Megah Tbk PT	24,500	89,793
Indocement Tunggal Prakarsa Tbk PT	153,500	369,074
Indofood Sukses Makmur Tbk PT	1,378,000	1,057,928
Kalbe Farma Tbk PT	4,187,500	534,782
Perusahaan Gas Negara Persero Tbk PT	851,000	522,235

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Indonesia - 0.4% (continued)
Telekomunikasi Indonesia Persero Tbk PT ADR (1)(a)	16,700	$752,836
Unilever Indonesia Tbk PT	150,000	352,556

		4,115,447

Ireland - 0.1%
Elan Corp. PLC ADR (1)†	46,000	542,800

Italy - 1.9%
Banca Popolare dell’Emilia Romagna Scrl	146,747	1,040,659
Enel SpA	1,565,841	5,134,285
Eni SpA	159,460	3,570,053
Fiat SpA †	468,368	2,501,946
Impregilo SpA	229,408	1,178,354
Lottomatica Group SpA	18,571	437,288
Mediolanum SpA	36,617	202,585
Prysmian SpA	137,914	2,845,397
Telecom Italia SpA	4,103,856	2,894,469
Terna Rete Elettrica Nazionale SpA	35,937	149,159

		19,954,195

Japan - 20.3%
Acom Co., Ltd. †	250	7,159
Air Water, Inc.	7,000	97,625
Aisin Seiki Co., Ltd.	4,300	158,504
Ajinomoto Co., Inc.	160,000	2,352,599
All Nippon Airways Co., Ltd.	287,000	592,292
Alps Electric Co., Ltd.	166,400	1,097,718
Amada Co., Ltd.	130,000	864,677
Anritsu Corp.	62,000	972,037
Asahi Group Holdings Ltd.	5,100	121,954
Asahi Kasei Corp.	556,000	3,757,569
Astellas Pharma, Inc.	87,900	4,743,688
Azbil Corp.	46,100	960,689
Bank of Yokohama Ltd./The	55,000	319,098
Benesse Holdings, Inc.	900	38,303
Bridgestone Corp.	39,900	1,342,557
Brother Industries Ltd.	18,700	193,690
Calsonic Kansei Corp.	360,000	1,595,960
Canon, Inc.	3,400	124,950
Casio Computer Co., Ltd.	109,500	856,411
Central Japan Railway Co.	16,500	1,743,441

	SHARES	VALUE (Note 3)
Japan - 20.3% (continued)
Chiba Bank Ltd./The	133,000	$958,744
Chiyoda Corp.	315,000	3,530,287
Chubu Electric Power Co., Inc.	254,700	3,102,030
Chugai Pharmaceutical Co., Ltd.	81,500	1,816,176
Citizen Holdings Co., Ltd.	90,600	463,886
COMSYS Holdings Corp.	194,900	2,369,591
Credit Saison Co., Ltd.	16,400	410,306
Dai Nippon Printing Co., Ltd.	68,000	649,707
Daicel Corp.	138,000	1,080,156
Daido Steel Co., Ltd.	26,000	138,811
Daihatsu Motor Co., Ltd.	47,000	978,027
Daiichi Sankyo Co., Ltd.	63,700	1,229,585
Denki Kagaku Kogyo KK	64,852	234,457
Denso Corp.	40,500	1,720,783
Dentsu, Inc.	110,700	3,306,171
DIC Corp.	879,000	1,888,372
East Japan Railway Co.	31,300	2,576,515
Ebara Corp.	342,000	1,367,481
Exedy Corp.	9,400	220,349
FamilyMart Co., Ltd.	7,900	361,089
Fuji Electric Co., Ltd.	651,000	1,914,540
Fuji Heavy Industries Ltd.	208,000	3,299,283
Fuji Media Holdings, Inc.	2,073	3,604,120
Fujikura Ltd.	336,000	1,067,752
Fujitsu Ltd.	793,000	3,312,796
Fukuoka Financial Group, Inc.	453,000	2,271,377
Hamamatsu Photonics KK	2,300	91,238
Hino Motors Ltd.	181,000	1,965,074
Hitachi High-Technologies Corp.	87,300	1,825,718
Hitachi Ltd.	610,000	3,561,191
Hokuetsu Kishu Paper Co., Ltd.	165,000	791,305
Hoya Corp.	14,700	277,223
Idemitsu Kosan Co., Ltd.	3,600	314,066
IHI Corp.	982,000	2,989,930
Isetan Mitsukoshi Holdings Ltd.	53,300	770,528
Isuzu Motors Ltd.	198,000	1,199,977
ITOCHU Corp.	45,400	557,845
Itochu Techno-Solutions Corp.	2,200	108,918
J Front Retailing Co., Ltd.	190,000	1,483,924
Japan Petroleum Exploration Co.	4,800	189,172

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 20.3% (continued)
Japan Tobacco, Inc.	130,400	$4,171,172
JGC Corp.	198,000	5,081,661
Joyo Bank Ltd./The	1,000	5,578
JSR Corp.	8,900	182,424
JTEKT Corp.	246,500	2,334,682
Kajima Corp.	688,000	1,869,820
Kaken Pharmaceutical Co., Ltd.	173	3,147
Kandenko Co., Ltd.	292	1,348
Kao Corp.	48,200	1,558,881
KDDI Corp.	6,400	267,596
Keio Corp.	65,000	558,863
Keisei Electric Railway Co., Ltd.	129,000	1,362,850
Keyence Corp.	1,900	583,754
Konami Corp.	49,500	990,747
Konica Minolta Holdings, Inc.	414,000	3,035,968
Kubota Corp.	5,000	72,554
Kuraray Co., Ltd.	2,800	39,484
Kurita Water Industries Ltd.	22,100	490,740
KYB Co., Ltd.	23,000	114,905
Kyocera Corp.	12,100	1,110,205
Kyowa Hakko Kirin Co., Ltd.	158,000	1,791,310
Lintec Corp.	23,600	451,046
Marubeni Corp.	26,000	199,059
Marui Group Co., Ltd.	44,700	464,227
Miraca Holdings, Inc.	22,100	1,062,093
Mitsubishi Chemical Holdings Corp.	75,500	359,871
Mitsubishi Corp.	5,800	109,236
Mitsubishi Electric Corp.	211,000	1,716,475
Mitsubishi Heavy Industries, Ltd.	227,000	1,313,301
Mitsubishi Materials Corp.	395,000	1,118,129
Mitsubishi Motors Corp. †	452,000	472,599
Mitsubishi UFJ Lease & Finance Co., Ltd.	274,900	1,440,525
Mitsui & Co., Ltd.	95,700	1,349,186
Mitsui Engineering & Shipbuilding Co., Ltd.	453,000	824,565
Mitsui Mining & Smelting Co., Ltd.	473,000	1,099,234
Namco Bandai Holdings, Inc.	176,700	3,125,725
NET One Systems Co., Ltd.	280,700	2,474,333
NHK Spring Co., Ltd.	194,400	2,035,307
Nippon Express Co., Ltd.	171,000	819,907

	SHARES	VALUE (Note 3)
Japan - 20.3% (continued)
Nippon Kayaku Co., Ltd.	118,000	$1,443,628
Nippon Meat Packers, Inc.	40,000	645,632
Nippon Paper Group, Inc.	10,500	163,527
Nippon Shokubai Co., Ltd.	75,000	661,732
Nippon Television Holdings, Inc.	79,200	1,174,542
Nisshin Seifun Group, Inc.	50,500	667,205
Nisshinbo Holdings, Inc.	80,000	557,983
Nitto Denko Corp.	8,900	535,889
North Pacific Bank Ltd.	34	115
NSK Ltd.	57,000	435,099
NTT DOCOMO, Inc.	775	1,152,090
Obayashi Corp.	716,000	3,425,342
Odakyu Electric Railway Co., Ltd.	22,000	274,193
Okinawa Electric Power Co., Inc./The	2	69
OKUMA Corp.	128,000	951,311
Omron Corp.	5,100	129,005
Oriental Land Co., Ltd.	1,700	278,473
Osaka Gas Co., Ltd.	802,000	3,507,204
Otsuka Holdings Co., Ltd.	33,500	1,162,766
Pacific Metals Co., Ltd.	116,000	599,814
Panasonic Corp. †	103,500	779,383
Pioneer Corp. †	355,500	650,575
Rengo Co., Ltd.	49,000	250,835
Resona Holdings, Inc.	677,500	3,577,267
Rohm Co., Ltd.	3,100	107,486
Ryohin Keikaku Co., Ltd.	23,300	1,835,580
Sankyo Co., Ltd.	11,100	519,714
Santen Pharmaceutical Co., Ltd.	30,000	1,387,535
Sapporo Holdings Ltd.	124,000	527,940
Secom Co., Ltd.	41,100	2,121,192
Sega Sammy Holdings, Inc.	86,800	1,742,568
Sekisui Chemical Co., Ltd.	225,000	2,485,854
Seven & I Holdings Co., Ltd.	194,800	6,463,382
Shimamura Co., Ltd.	14,900	1,742,076
Shimizu Corp.	365,000	1,197,646
Shinsei Bank Ltd.	106,000	243,576
Shionogi & Co., Ltd.	68,000	1,378,100
Shizuoka Bank Ltd./The	18,000	203,192
Showa Denko KK	131,618	198,307
Softbank Corp.	14,300	658,826

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 20.3% (continued)
Sojitz Corp.	476,300	$747,509
Square Enix Holdings Co., Ltd.	64,100	688,197
Sumco Corp.	4,500	51,207
Sumitomo Bakelite Co., Ltd.	65,000	273,783
Sumitomo Corp.	2,900	36,680
Sumitomo Electric Industries Ltd.	84,300	1,037,234
Sumitomo Heavy Industries Ltd.	716,000	2,843,209
Sumitomo Metal Mining Co., Ltd.	206,000	2,928,421
Sumitomo Mitsui Financial Group, Inc.	28,000	1,148,696
Sumitomo Mitsui Trust Holdings, Inc.	77,000	366,661
Sumitomo Osaka Cement Co., Ltd.	354,000	1,037,682
Suzuki Motor Corp.	120,600	2,702,800
T&D Holdings, Inc.	44,800	536,569
Taisei Corp.	949,000	2,640,595
Takara Holdings, Inc.	24	204
Takashimaya Co., Ltd.	217,000	2,152,837
Teijin Ltd.	85,000	197,216
THK Co., Ltd.	58,600	1,164,389
Tobu Railway Co., Ltd.	19,000	109,078
Toho Gas Co., Ltd.	3,000	19,113
Tokyo Gas Co., Ltd.	603,000	3,259,542
Tokyo Steel Manufacturing Co., Ltd.	348,600	1,478,790
Tokyu Corp.	145,000	1,072,644
Toppan Printing Co., Ltd.	222,000	1,602,686
Tosoh Corp.	651,000	1,864,905
Toyo Seikan Kaisha Ltd.	22,400	309,771
Toyo Suisan Kaisha Ltd.	16,000	493,908
Toyota Boshoku Corp.	39,900	564,926
Toyota Tsusho Corp.	77,300	1,981,600
Trend Micro, Inc.	1,800	50,540
Ube Industries Ltd.	148,000	292,383
UNY Group Holdings Co. Ltd.	269,900	2,101,986
Ushio, Inc.	6,800	69,613
USS Co., Ltd.	10,070	1,158,119
West Japan Railway Co.	48,800	2,347,786
Yamaguchi Financial Group, Inc.	56	559
Yamaha Corp.	79,700	775,982
Yamazaki Baking Co., Ltd.	38,000	501,695
Yokogawa Electric Corp.	12,400	124,447

	SHARES	VALUE (Note 3)
Japan - 20.3% (continued)
Yokohama Rubber Co., Ltd./The	188,000	$2,177,744

		216,750,287

Korea, Republic of - 0.8%
BS Financial Group, Inc.	11,900	162,410
Daelim Industrial Co., Ltd.	9,423	779,154
DGB Financial Group, Inc.	6,960	105,519
Dongbu Insurance Co., Ltd.	5,516	235,845
Dongkuk Steel Mill Co., Ltd.	3,810	42,090
Hanwha Corp.	7,850	238,720
Hanwha Life Insurance Co., Ltd. †	45,280	275,931
Hyundai Motor Co.	239	48,313
Hyundai Wia Corp.	6,543	976,003
KB Financial Group, Inc.	2,900	96,878
KCC Corp.	1,159	310,038
Kia Motors Corp.	5,038	255,618
Korea Exchange Bank	10,460	69,663
Korea Gas Corp.	3,240	203,526
Korean Air Lines Co., Ltd. †	2	73
KT Corp. ADR (1)(a)	51,400	807,494
LG Chem Ltd.	1,460	350,270
LG Corp.	7,449	435,040
LG Display Co., Ltd. ADR (1)†(a)	48,700	710,533
LG Electronics, Inc.	5,486	403,779
Lotte Chemical Corp.	44	7,878
Mirae Asset Securities Co., Ltd. †	4,480	166,649
Samsung Card Co., Ltd.	5,357	183,972
Samsung Heavy Industries Co., Ltd.	9,240	293,737
Shinsegae Co., Ltd.	544	108,624
SK Holdings Co., Ltd.	5,566	847,911
Woori Finance Holdings Co., Ltd.	42,830	484,174

		8,599,842

Luxembourg - 0.1%
APERAM	75,614	930,240

Malaysia - 0.3%
Alliance Financial Group Bhd	144,900	206,040
AMMB Holdings Bhd	142,400	300,896
CIMB Group Holdings Bhd	145,800	360,619
DiGi.Com Bhd	132,400	198,598
Hong Leong Bank Bhd	19,200	89,561

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Malaysia - 0.3% (continued)
Malayan Banking Bhd	171,900	$522,172
Petronas Chemicals Group Bhd	52,800	110,057
RHB Capital Bhd	9,600	26,780
Tenaga Nasional Bhd	308,900	718,456
UMW Holdings Bhd	274,700	1,189,692

		3,722,871

Mexico - 1.5%
Alfa SAB de CV, Class A (1)	388,400	948,402
America Movil SAB de CV, Series L ADR (1)(a)	29,400	616,224
Arca Continental SAB de CV (1)	89,800	672,876
Coca-Cola Femsa SAB de CV ADR (1)(a)	4,800	786,096
Fomento Economico Mexicano SAB de CV ADR (1)(a)	5,000	567,500
Grupo Bimbo SAB de CV, Series A (1)	13,944	44,582
Grupo Financiero Banorte SAB de CV O Shares (1)	213,900	1,708,921
Grupo Mexico SAB de CV, Series B (1)	95,400	385,340
Grupo Modelo SAB de CV, Series C (1)	1,125,839	10,204,282
Grupo Televisa SAB ADR (1)(a)	6,000	159,660
Kimberly-Clark de Mexico SAB de CV, Class A (1)	131,400	458,622

		16,552,505

Netherlands - 1.9%
Aegon NV	770,079	4,649,786
Akzo Nobel NV	14,925	948,279
Delta Lloyd NV	46,306	797,551
Koninklijke Ahold NV	145,569	2,231,615
Koninklijke Boskalis Westminster NV	20,391	811,226
Koninklijke DSM NV	28,333	1,651,045
Koninklijke Philips Electronics NV	198,085	5,860,738
Koninklijke Vopak NV	3,897	235,093
Nutreco NV	28,714	2,636,584
TNT Express NV	74,424	545,807

		20,367,724

Norway - 0.9%
Aker Solutions ASA	3,143	58,995
DNB ASA	126,073	1,855,438
Orkla ASA	41,814	336,120
Petroleum Geo-Services ASA	76,314	1,183,747

	SHARES	VALUE (Note 3)
Norway - 0.9% (continued)
Statoil ASA	53,642	$1,309,558
Telenor ASA	52,137	1,147,957
Yara International ASA	76,553	3,494,553

		9,386,368

Peru - 0.0% (c)
Cia de Minas Buenaventura SA ADR (1)(a)	3,700	96,052
Credicorp Ltd. (1)(a)	1,300	215,865

		311,917

Poland - 0.3%
Grupa Lotos SA †	10,370	130,230
KGHM Polska Miedz SA	4,971	240,917
PGE SA	109,777	564,839
Powszechny Zaklad Ubezpieczen SA	11,894	1,476,059
Tauron Polska Energia SA	306,329	403,027

		2,815,072

South Africa - 0.7%
ABSA Group Ltd.	6,007	101,299
Barloworld Ltd.	3,044	31,745
Bidvest Group Ltd.	7,298	192,375
FirstRand Ltd.	358,903	1,258,063
Growthpoint Properties Ltd.	53,458	156,563
Imperial Holdings Ltd.	16,044	367,118
Investec Ltd.	30,397	212,722
Liberty Holdings Ltd.	37,144	484,956
MMI Holdings Ltd.	41,221	104,058
MTN Group Ltd.	41,236	724,609
Naspers Ltd., N Shares	7,698	479,632
Nedbank Group Ltd.	4,640	96,134
Redefine Properties Ltd.	48,731	52,449
RMB Holdings Ltd.	162,799	737,389
Sanlam Ltd.	49,748	255,349
Sasol Ltd. ADR (1)(a)	4,200	186,228
Truworths International Ltd.	22,282	218,571
Woolworths Holdings Ltd.	227,639	1,747,807

		7,407,067

Sweden - 2.1%
Boliden AB	276,275	4,462,888
Electrolux AB, Series B	105,152	2,680,378

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Sweden - 2.1% (continued)
Getinge AB, B Shares	4,293	$131,084
Meda AB, A Shares	34,713	411,393
NCC AB, B Shares	29,788	746,705
Nordea Bank AB	125,904	1,428,345
Securitas AB, B Shares	50,908	479,750
Skandinaviska Enskilda Banken AB, Class A	295,278	2,969,547
Skanska AB, B Shares	6,651	120,446
SKF AB, B Shares	17,024	415,983
Svenska Cellulosa AB, B Shares †	61,409	1,585,453
Swedbank AB, A Shares	114,921	2,618,405
Swedish Match AB	36,028	1,118,391
Tele2 AB, B Shares	21,815	380,508
Telefonaktiebolaget LM Ericsson, B Shares	94,835	1,188,064
Trelleborg AB, B Shares	99,533	1,370,173

		22,107,513

Switzerland - 2.3%
ABB Ltd. †	14,864	337,437
Aryzta AG †	10,270	606,989
Baloise Holding AG	5,909	555,158
Dufry AG †	3,698	460,647
Galenica AG	587	354,355
Georg Fischer AG †	280	118,861
Logitech International SA †	37,016	251,280
Nestle SA	14,044	1,016,429
Novartis AG	24,145	1,720,862
OC Oerlikon Corp. AG †	311,767	3,704,493
Roche Holding AG	27,177	6,335,588
Schindler Holding AG	1,154	169,263
SGS SA	179	439,335
Sulzer AG	18,902	3,234,507
Swiss Life Holding AG †	9,073	1,348,728
Swiss Re AG †	17,235	1,403,654
Syngenta AG	6,016	2,517,445
UBS AG †	28,898	444,371

		25,019,402

Taiwan - 0.9%
Asustek Computer, Inc.	220	2,629
Cheng Shin Rubber Industry Co. Ltd.	56,000	159,423

	SHARES	VALUE (Note 3)
Taiwan - 0.9% (continued)
Chicony Electronics Co. Ltd.	144,000	$382,958
China Motor Corp.	211,000	196,068
China Petrochemical Development Corp.	993,932	543,794
Delta Electronics, Inc.	113,000	473,962
E.Sun Financial Holding Co., Ltd.	750	455
Eva Airways Corp. †	729,500	431,701
Far EasTone Telecommunications Co. Ltd.	189,000	428,632
Foxconn Technology Co., Ltd.	550	1,525
Fubon Financial Holding Co., Ltd.	48,297	69,314
Hon Hai Precision Industry Co., Ltd.	357,900	996,042
Innolux Corp. †	1,547,000	958,413
Largan Precision Co. Ltd.	31,000	812,320
Lite-On Technology Corp.	102,510	166,748
MStar Semiconductor, Inc.	4,000	32,423
Nan Ya Printed Circuit Board Corp.	18,000	19,572
President Chain Store Corp.	28,000	153,803
Realtek Semiconductor Corp.	220,281	505,590
SinoPac Financial Holdings Co., Ltd.	613	293
Taiwan Business Bank †	480	152
Taiwan Cooperative Financial Holding	102,250	58,499
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)(a)	94,800	1,629,612
Tripod Technology Corp.	330	737
Uni-President Enterprises Corp.	939,237	1,784,778
Walsin Lihwa Corp. †	486,000	139,789
Yang Ming Marine Transport Corp. †	100	46

		9,949,278

Thailand - 0.2%
Advanced Info Service PCL NVDR	115,700	934,737
Bangkok Bank PCL NVDR	1,000	7,609
CP ALL PCL NVDR	740,100	1,158,038
Krung Thai Bank PCL NVDR	18,500	15,723
Thai Oil PCL NVDR	95,900	210,461

		2,326,568

Turkey - 0.3%
Arcelik AS	34,062	241,080
Asya Katilim Bankasi AS †	139,054	183,820
Turk Hava Yollari †	483,713	1,979,320
Turkcell Iletisim Hizmetleri AS †	52,301	350,510

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Turkey - 0.3% (continued)
Turkiye Halk Bankasi AS	85,910	$918,822

		3,673,552

United States - 0.2%
Dell, Inc. (1)	44,700	640,551
Knight Capital Group, Inc., Class A (1)†	31,100	115,692
MetroPCS Communications, Inc. (1)†	3,000	32,700
Southern Copper Corp. (1)(a)	6,301	236,729
Sprint Nextel Corp. (1)†(a)	212,500	1,319,625

		2,345,297

TOTAL COMMON STOCKS (Cost $435,298,922)		479,820,949

PREFERRED STOCKS - 0.5%

Brazil - 0.1%
AES Tiete SA (1)	21,800	211,446
Banco do Estado do Rio Grande do Sul SA, Series B (1)	4,900	41,925
Lojas Americanas SA (1)	49	423
Usinas Siderurgicas de Minas Gerais SA, Series A (1)†	200,429	1,070,211

		1,324,005

Germany - 0.4%
Henkel AG & Co. KGaA	854	82,275
Porsche Automobil Holding SE	11,891	871,212
ProSiebenSat.1 Media AG	45,364	1,623,780
Volkswagen AG	4,724	940,889

		3,518,156

TOTAL PREFERRED STOCKS (Cost $4,383,880)		4,842,161

	SHARES	VALUE (Note 3)

CONVERTIBLE PREFERRED STOCKS - 1.1%
United States - 1.1%
2010 Swift Mandatory Common Exchange Security Trust 144A, $11.00 par, 6.000% 12/31/13 †(a)(d)	14,025	$175,970
Cliffs Natural Resources, Inc., $25.00 par, 7.000% (1) 02/01/16 †(a)	53,775	1,003,979
NextEra Energy, Inc., $50.00 par, 5.599% (1) 06/01/15 (a)	43,975	2,407,433
NextEra Energy, Inc., $- par, 5.599% 06/01/15 †	842,500	461,231
PPL Corp., $50.00 par, 8.750% (1) 05/01/14 †(a)	53,025	2,956,144

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

			SHARES	VALUE (Note 3)

United States - 1.1% (continued)
PPL Corp., $50.00 par, 9.500% (1) 07/01/13 (a)			91,050	$4,989,540

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,914,584)				11,994,297

CORPORATE BONDS - 13.5%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
Mexico - 0.7%
Cemex SAB de CV (a)	3.250%	03/15/16	$6,225	8,240,344

United Kingdom - 0.3%
Virgin Media Finance PLC (a)	4.875%	02/15/22	3,125	3,164,062

United States - 12.5%
Annaly Capital Management, Inc. (a)	5.000%	05/15/15	425	440,406
Archer-Daniels-Midland Co. (a)	0.875%	02/15/14	600	606,000
Chart Industries, Inc. (a)	2.000%	08/01/18	2,275	3,079,781
Clearwire Communications LLC/Clearwire Finance, Inc. 144A (a)(d)	12.000%	12/01/17	800	936,000
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	04/01/21	125	144,375
General Cable Corp. (a)(e)	4.500%	11/15/29	3,475	4,335,062
Gilead Sciences, Inc., Series D (a)	1.625%	05/01/16	8,500	18,450,312
Health Care REIT, Inc. (a)	3.000%	12/01/29	5,175	6,779,250
L-3 Communications Holdings, Inc. (a)	3.000%	08/01/35	2,850	2,882,063
Medtronic, Inc., Series B (a)	1.625%	04/15/13	1,250	1,250,000
Microchip Technology, Inc. (a)	2.125%	12/15/37	11,725	16,649,500
Micron Technology, Inc., Series C 144A (a)(d)	2.375%	05/01/32	4,750	5,869,219
NetApp, Inc. (a)	1.750%	06/01/13	6,625	7,225,391
Omnicare, Inc. (a)	3.750%	12/15/25	725	1,170,875
PHH Corp.	6.000%	06/15/17	13,977	26,905,725
Plains Exploration & Production Co. (a)	6.875%	02/15/23	1,025	1,160,813
Salesforce.com, Inc. (a)	0.750%	01/15/15	4,650	9,782,438
SanDisk Corp. (a)	1.000%	05/15/13	1,150	1,149,281
Smithfield Foods, Inc. (a)	4.000%	06/30/13	4,625	5,440,156
Vishay Intertechnology, Inc. 144A (a)(d)	2.250%	11/15/40	2,125	2,358,750
Xilinx, Inc. (a)	3.125%	03/15/37	12,425	16,657,266

				133,272,663

TOTAL CORPORATE BONDS (Cost $126,885,219)				144,677,069

CONVERTIBLE BONDS - 18.7%
Canada - 0.0% (c)
Petrominerales Ltd.	3.250%	06/12/17	400	308,680
Silver Standard Resources, Inc. 144A (a)(d)	2.875%	02/01/33	125	111,328

				420,008

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
India - 0.0% (c)
Sterlite Industries India Ltd. (a)	4.000%	10/30/14	$225	$220,359

Malta - 0.1%
Lufthansa Malta Blues LP, Series JBLU 144A (d)	0.750%	04/05/17	475	763,534

Netherlands - 0.3%
Volkswagen International Finance NV 144A (d)	5.500%	11/09/15	2,000	2,620,871

United States - 18.3%
Alcoa, Inc. (a)	5.250%	03/15/14	1,400	1,936,375
Amkor Technology, Inc. (a)	6.000%	04/15/14	3,475	4,817,219
Ares Capital Corp. 144A (a)(d)	5.750%	02/01/16	1,625	1,763,125
Avis Budget Group, Inc. (a)	3.500%	10/01/14	8,575	15,370,687
Boston Properties LP (a)	3.750%	05/15/36	750	772,969
Boston Properties LP 144A (a)(d)	3.625%	02/15/14	1,100	1,139,187
Cadence Design Systems, Inc. (a)	2.625%	06/01/15	2,900	5,444,750
Ciena Corp. 144A (d)	4.000%	03/15/15	505	559,287
Ciena Corp., Series WI (a)	4.000%	12/15/20	2,195	2,625,769
Cobalt International Energy, Inc. (a)	2.625%	12/01/19	1,175	1,312,328
DDR Corp. (a)	1.750%	11/15/40	6,345	7,542,619
Digital Realty Trust LP 144A (a)(d)	5.500%	04/15/29	1,650	2,769,937
DR Horton, Inc., Series DHI	2.000%	05/15/14	2,350	4,429,750
Equinix, Inc.	4.750%	06/15/16	4,450	11,728,531
Exelixis, Inc. (a)	4.250%	08/15/19	650	645,937
Exterran Holdings, Inc. (a)	4.250%	06/15/14	1,825	2,321,172
Gaylord Entertainment Co. 144A (a)(d)	3.750%	10/01/14	2,800	5,769,750
General Cable Corp. (a)	0.875%	11/15/13	1,925	1,917,781
Hertz Global Holdings, Inc. (a)	5.250%	06/01/14	5,775	15,657,469
Host Hotels & Resorts LP 144A (a)(d)	2.500%	10/15/29	6,050	8,439,750
Jefferies Group LLC (a)	3.875%	11/01/29	482	495,556
Knight Capital Group, Inc. (a)	3.500%	03/15/15	325	322,562
Lennar Corp. 144A (a)(d)	3.250%	11/15/21	4,800	9,051,000
Lennar Corp. 144A (a)(d)	2.750%	12/15/20	1,375	2,664,063
Lennar Corp. 144A (a)(d)	2.000%	12/01/20	2,875	4,357,422
MGIC Investment Corp. (a)	2.000%	04/01/20	1,750	1,778,438
Micron Technology, Inc., Series D 144A (a)(d)	3.125%	05/01/32	200	249,500
Navistar International Corp. (a)	3.000%	10/15/14	50	51,031
PHH Corp. (a)	4.000%	09/01/14	600	659,625
ProLogis LP (a)	3.250%	03/15/15	2,425	2,793,297
Radian Group, Inc. (a)	2.250%	03/01/19	1,675	2,018,375
Radian Group, Inc. (a)	3.000%	11/15/17	1,750	2,097,813
Regeneron Pharmaceuticals, Inc. (a)	1.875%	10/01/16	6,550	14,086,594
Salesforce.com, Inc. 144A (a)(d)	0.250%	04/01/18	3,050	3,055,719
SL Green Operating Partnership LP 144A (a)(d)	3.000%	10/15/17	5,325	6,313,453
Standard Pacific Corp. (a)	1.250%	08/01/32	350	447,125
Stillwater Mining Co., Series SWC (a)	1.750%	10/15/32	200	238,500
Textron, Inc., Series TXT (a)	4.500%	05/01/13	200	452,500
Theravance, Inc. (a)	2.125%	01/15/23	325	356,078
Toll Brothers Finance Corp. 144A (a)(d)	0.500%	09/15/32	675	704,531
Tyson Foods, Inc. (a)	3.250%	10/15/13	2,175	3,217,641
United States Steel Corp. (a)	4.000%	05/15/14	1,425	1,482,891
VeriSign, Inc. (a)	3.250%	08/15/37	19,369	28,702,437
Virgin Media, Inc. (a)	6.500%	11/15/16	725	1,905,391

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
United States - 18.3% (continued)
XM Satellite Radio, Inc. 144A (a)(d)	7.000%	12/01/14	$6,500	$11,505,000

				195,970,934

TOTAL CONVERTIBLE BONDS (Cost $162,508,456)				199,995,706

	SHARES	VALUE (Note 3)
RIGHTS - 0.0% (c)
Enersis SA (3)(f)†
(Cost $—)	11,333	$—

	CONTRACTS/ NOTIONAL
PURCHASED OPTIONS - 0.1%
Put - Knight Capital Group, Inc., Expires 07/20/2013, Strike $5.00 (1)	28	4,088
Put - Knight Capital Group, Inc., Expires 07/20/2013, Strike $4.00 (1)	76	3,876

Put - Sprint Nextel Corp., Expires 01/18/2014, Strike $10.00 (1)	958	474,210

TOTAL PURCHASED OPTIONS (Cost $585,698)		482,174

MONEY MARKET FUNDS - 32.1%
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.090% (g)	1,000,080	1,000,080
Dreyfus Treasury Cash Management, Class I, 0.010% (g)	4,000,320	4,000,320
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (g)	333,312,081	333,312,081
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (g)	5,000,734	5,000,734

TOTAL MONEY MARKET FUNDS (Cost $343,313,215)		343,313,215

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (g)(h)
(Cost $1,135,602)	1,135,602	1,135,602

	PRINCIPAL AMOUNT (000’S)

SHORT-TERM INVESTMENTS - 1.4%
U.S. Treasury Bill, 0.000%, 6/20/2013 (i)
(cost $14,576,898)	$14,580	$14,577,973

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (Cost $1,100,602,474)	1,200,839,146

	SHARES
SECURITIES SOLD SHORT - (64.3)%
COMMON STOCKS - (59.3)%
Belgium - (0.3)%
Bekaert SA	(5,512)	(152,883)
Colruyt SA	(4,610)	(222,840)
Delhaize Group SA	(45,114)	(2,462,752)
Mobistar SA	(5,713)	(128,560)
Telenet Group Holding NV	(14,271)	(706,958)

		(3,673,993)

Bermuda - (0.2)%
Seadrill Ltd.
(cost $1,744,666)	(46,189)	(1,683,283)

Canada - 0.0% (c)
Petrominerales Ltd. (1)
(cost $179,081)	(14,896)	(90,694)

Denmark - (0.9)%
FLSmidth & Co. A/S	(68,930)	(4,201,854)
Novozymes A/S, B Shares	(159,236)	(5,407,073)
TDC A/S	(62,172)	(478,531)

		(10,087,458)

Finland - (0.9)%
Cargotec OYJ, B Shares	(10,144)	(312,135)
Elisa OYJ	(32,202)	(599,259)
Nokia OYJ	(568,019)	(1,847,722)
Nokian Renkaat OYJ	(127,161)	(5,673,087)
Rautaruukki OYJ	(21,149)	(134,576)
Wartsila OYJ	(21,090)	(950,690)

		(9,517,469)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Germany - (3.8)%
Aixtron SE NA	(107,263)	$(1,567,619)
Allianz SE	(15,241)	(2,077,687)
BASF SE	(23,046)	(2,023,497)
Bayerische Motoren Werke AG	(9,083)	(786,026)
Beiersdorf AG	(4,747)	(438,738)
Commerzbank AG †	(1,298,525)	(1,912,925)
Daimler AG	(23,546)	(1,284,135)
Deutsche Telekom AG	(86,069)	(911,152)
Dialog Semiconductor plc †	(26,397)	(351,201)
Fraport AG Frankfurt Airport Services Worldwide	(26,631)	(1,495,010)
Fresenius Medical Care AG & Co. KGaA	(32,922)	(2,225,960)
Hugo Boss AG	(3,077)	(345,539)
Infineon Technologies AG	(812,796)	(6,431,140)
K+S AG	(126,373)	(5,891,515)
Kloeckner & Co. SE †	(25,843)	(366,625)
Linde AG	(577)	(107,482)
MAN SE	(23,244)	(2,504,443)
Metro AG	(13,785)	(392,385)
MTU Aero Engines Holding AG	(310)	(29,421)
RWE AG	(8,921)	(333,028)
Salzgitter AG	(20,015)	(804,383)
Siemens AG	(3,241)	(349,376)
Sky Deutschland AG †	(273,990)	(1,513,184)
Software AG	(15,302)	(592,892)
Stada Arzneimittel AG	(85,240)	(3,496,960)
Symrise AG	(26,056)	(1,033,958)
ThyssenKrupp AG †	(42,810)	(872,783)
Wacker Chemie AG	(2,000)	(143,385)

		(40,282,449)

India - 0.0% (c)
Sterlite Industries India Ltd. ADR (1)
(cost $2,530)	(193)	(1,347)

Italy - (2.0)%
A2A SpA	(2,525,163)	(1,504,576)
Atlantia SpA	(82,999)	(1,314,562)
Buzzi Unicem SpA	(19,975)	(308,100)
Enel Green Power SpA	(436,861)	(820,994)
Fiat Industrial SpA	(56,123)	(632,927)
Finmeccanica SpA †	(509,101)	(2,455,907)

	SHARES	VALUE (Note 3)
Italy - (2.0)% (continued)
Luxottica Group SpA	(24,716)	$(1,240,982)
Mediaset SpA	(1,216,545)	(2,493,555)
Pirelli & C. SpA	(250,752)	(2,638,050)
Saipem SpA	(23,895)	(734,421)
Salvatore Ferragamo Italia SpA	(22,933)	(636,474)
Snam SpA	(4,726)	(21,590)
Tenaris SA	(192,692)	(3,924,207)
Tod’s SpA	(15,449)	(2,218,324)

		(20,944,669)

Japan - (18.4)%
ABC-Mart, Inc.	(46,660)	(1,779,663)
Advantest Corp.	(161,420)	(2,284,857)
Aeon Co., Ltd.	(2,700)	(34,958)
Aeon Credit Service Co., Ltd.	(31,200)	(885,038)
Aozora Bank Ltd.	(90,230)	(255,190)
Asahi Glass Co., Ltd.	(110,000)	(766,190)
Asics Corp.	(148,300)	(2,452,078)
Capcom Co., Ltd.	(55,700)	(896,866)
Chugoku Electric Power Co., Inc./The	(64,100)	(837,619)
CyberAgent, Inc.	(216)	(397,036)
Dai-ichi Life Insurance Co., Ltd./The	(308)	(413,312)
Daikin Industries Ltd.	(87,800)	(3,455,348)
Dainippon Screen Manufacturing Co., Ltd.	(258,000)	(1,168,212)
Dainippon Sumitomo Pharma Co., Ltd.	(3,500)	(61,930)
Daiwa Securities Group, Inc.	(1,000)	(7,089)
Dena Co., Ltd.	(79,400)	(2,164,959)
Disco Corp.	(31,500)	(1,797,296)
Don Quijote Co., Ltd.	(53,400)	(2,368,599)
Dowa Holdings Co., Ltd.	(12,000)	(94,261)
Eisai Co., Ltd.	(14,500)	(649,643)
Electric Power Development Co., Ltd.	(60,100)	(1,529,540)
FANUC Corp.	(12,500)	(1,924,632)
Fast Retailing Co., Ltd.	(4,200)	(1,343,106)
FUJIFILM Holdings Corp.	(12,600)	(249,936)
Furukawa Electric Co., Ltd.	(228,000)	(505,308)
Gree, Inc.	(18,100)	(228,008)
GS Yuasa Corp.	(749,298)	(3,140,129)
Hankyu Hanshin Holdings, Inc.	(113,000)	(682,311)
Hirose Electric Co., Ltd.	(400)	(52,788)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (18.4)% (continued)
Hisamitsu Pharmaceutical Co., Inc.	(10,400)	$(563,389)
Hitachi Chemical Co., Ltd.	(8,100)	(124,159)
Hitachi Construction Machinery Co., Ltd.	(68,400)	(1,472,045)
Hitachi Metals Ltd.	(422,000)	(4,043,452)
Hokkaido Electric Power Co., Inc. †	(46,300)	(473,529)
Hokuriku Electric Power Co.	(52,300)	(646,192)
Honda Motor Co., Ltd.	(19,400)	(747,103)
Ibiden Co., Ltd.	(47,000)	(736,602)
Inpex Corp.	(15)	(80,787)
JFE Holdings, Inc.	(185,700)	(3,594,233)
JX Holdings, Inc.	(14,000)	(78,939)
Kakaku.com, Inc.	(177,600)	(4,471,254)
Kansai Electric Power Co., Inc./The †	(92,400)	(876,211)
Kansai Paint Co., Ltd.	(108,000)	(1,199,489)
Kawasaki Heavy Industries Ltd.	(19,868)	(62,963)
Kawasaki Kisen Kaisha Ltd.	(650,646)	(1,393,262)
Keikyu Corp.	(48,000)	(501,412)
Kikkoman Corp.	(52,000)	(909,241)
Kirin Holdings Co., Ltd.	(83,000)	(1,334,508)
Kobe Steel Ltd. †	(87,879)	(103,452)
Komatsu Ltd.	(225,600)	(5,395,737)
K’s Holdings Corp.	(45,559)	(1,461,219)
Kyushu Electric Power Co., Inc. †	(40,300)	(410,890)
Lawson, Inc.	(26,400)	(2,027,037)
LIXIL Group Corp.	(134,600)	(2,685,499)
Mabuchi Motor Co., Ltd.	(1,500)	(81,121)
Makita Corp.	(112,500)	(5,015,439)
Mazda Motor Corp. †	(323,941)	(952,859)
MEIJI Holdings Co., Ltd.	(3,500)	(160,588)
Minebea Co., Ltd.	(538,649)	(1,854,716)
Mitsubishi Gas Chemical Co., Inc.	(238,000)	(1,576,281)
Mitsubishi Tanabe Pharma Corp.	(7,500)	(115,002)
Mitsubishi UFJ Financial Group, Inc.	(40,000)	(241,329)
Mitsui Chemicals, Inc.	(103,000)	(224,765)
Mitsui OSK Lines Ltd. †	(550,000)	(1,819,998)
Mizuho Financial Group, Inc.	(493,085)	(1,058,064)
Mori Seiki Co., Ltd.	(193,300)	(2,366,545)
MS&AD Insurance Group Holdings	(14,700)	(327,420)
Murata Manufacturing Co., Ltd.	(59,900)	(4,529,022)

	SHARES	VALUE (Note 3)
Japan - (18.4)% (continued)
Nabtesco Corp.	(122,479)	$(2,514,660)
Nachi-Fujikoshi Corp.	(122,000)	(526,833)
NGK Insulators Ltd.	(138,000)	(1,474,322)
NGK Spark Plug Co., Ltd.	(17,000)	(260,724)
Nidec Corp.	(102,100)	(6,120,288)
Nikon Corp.	(75,200)	(1,771,429)
Nintendo Co., Ltd.	(4,400)	(475,629)
Nippon Electric Glass Co., Ltd.	(32,000)	(159,781)
Nippon Sheet Glass Co., Ltd. †	(7,000)	(7,797)
Nippon Steel & Sumitomo Metal	(1,109,071)	(2,824,901)
Nippon Yusen KK	(507,000)	(1,306,744)
Nissan Chemical Industries Ltd.	(8,400)	(101,244)
Nissan Motor Co., Ltd.	(442,200)	(4,289,531)
Nissin Foods Holdings Co., Ltd.	(4,200)	(192,815)
Nitori Holdings Co., Ltd.	(30,800)	(2,377,967)
NKSJ Holdings, Inc.	(34,150)	(719,375)
NOK Corp.	(29,600)	(428,219)
Nomura Research Institute Ltd.	(32,700)	(844,482)
NTN Corp.	(1,484,402)	(3,984,972)
NTT Data Corp.	(228)	(752,867)
Oji Holdings Corp.	(5,000)	(18,801)
OSAKA Titanium Technologies Co.	(7,800)	(158,930)
Rakuten, Inc.	(742,768)	(7,596,411)
Ricoh Co., Ltd.	(255,000)	(2,783,954)
Rinnai Corp.	(15,000)	(1,069,391)
Saizeriya Co., Ltd.	(5)	(69)
Sanrio Co., Ltd.	(10,200)	(453,026)
Sawai Pharmaceutical Co., Ltd.	(13,400)	(1,591,763)
SBI Holdings, Inc.	(517,120)	(4,592,263)
Seven Bank Ltd.	(72)	(232)
Sharp Corp. †	(234,000)	(669,508)
Shikoku Electric Power Co., Inc. †	(225,300)	(3,211,159)
Shimadzu Corp.	(58,000)	(412,103)
Shimano, Inc.	(12,900)	(1,055,917)
Shin-Etsu Chemical Co., Ltd.	(12,500)	(829,034)
Shinko Electric Industries Co., Ltd.	(25,600)	(213,689)
Shiseido Co., Ltd.	(6,200)	(86,921)
Showa Shell Sekiyu KK	(42,200)	(299,857)
SMC Corp.	(20,500)	(3,980,849)
Sony Corp.	(126,600)	(2,202,948)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (18.4)% (continued)
Start Today Co., Ltd.	(76,864)	$(977,464)
Sumitomo Chemical Co., Ltd.	(1,654,362)	(5,208,228)
Sumitomo Rubber Industries Ltd.	(28,200)	(473,432)
Suruga Bank Ltd.	(60,000)	(964,182)
Sysmex Corp.	(31,600)	(1,925,308)
Taiheiyo Cement Corp.	(1,159,923)	(2,785,786)
Taiyo Nippon Sanso Corp.	(362,680)	(2,525,633)
Takeda Pharmaceutical Co., Ltd.	(11,500)	(630,002)
TDK Corp.	(69,100)	(2,428,559)
Terumo Corp.	(66,900)	(2,879,467)
Toho Titanium Co., Ltd.	(14,600)	(120,055)
Tokai Carbon Co., Ltd.	(210,000)	(725,529)
Tokio Marine Holdings, Inc.	(15,200)	(439,742)
Tokuyama Corp.	(32,000)	(90,163)
Tokyo Electron Ltd.	(8,000)	(341,314)
TonenGeneral Sekiyu KK	(36,000)	(356,981)
Toshiba Corp.	(7,000)	(35,696)
TOTO Ltd.	(94,000)	(844,521)
Toyota Industries Corp.	(7,400)	(272,608)
Toyota Motor Corp.	(49,400)	(2,547,349)
Tsumura & Co.	(47,200)	(1,725,698)
Unicharm Corp.	(23,500)	(1,341,809)
Yahoo Japan Corp.	(8,918)	(4,114,067)
Yakult Honsha Co., Ltd.	(14,900)	(601,553)
Yamada Denki Co., Ltd.	(123,870)	(5,683,231)
Yamaha Motor Co., Ltd.	(219,400)	(2,970,961)
Yaskawa Electric Corp.	(238,000)	(2,398,150)
Zeon Corp.	(25,000)	(261,660)

		(196,172,208)

Luxembourg - (0.4)%
ArcelorMittal	(276,500)	(3,592,130)
Oriflame Cosmetics SA SDR	(23,826)	(813,343)

		(4,405,473)

Mexico - (0.5)%
Cemex SAB de CV ADR †(1)
(cost $5,638,446)	(477,345)	(5,828,383)

Netherlands - (1.5)%
ASML Holding NV	(72,002)	(4,849,758)
Fugro NV CVA	(88,357)	(4,897,595)

	SHARES	VALUE (Note 3)
Netherlands - (1.5)% (continued)
Heineken NV	(2,402)	$(181,174)
Koninklijke KPN NV	(693,368)	(2,335,416)
PostNL NV	(381,896)	(765,047)
Randstad Holding NV	(46,338)	(1,902,058)
Royal Imtech NV	(31,976)	(363,470)
SBM Offshore NV †	(29,262)	(488,155)
Wolters Kluwer NV	(11,898)	(259,994)

		(16,042,667)

Norway - (0.5)%
Marine Harvest ASA †	(1,077,231)	(1,002,655)
Norsk Hydro ASA	(361,568)	(1,574,174)
Schibsted ASA	(12,938)	(578,966)
Storebrand ASA †	(217,921)	(857,866)
TGS Nopec Geophysical Co. ASA	(26,900)	(1,019,535)

		(5,033,196)

Sweden - (2.1)%
Alfa Laval AB	(56,065)	(1,294,270)
Assa Abloy AB, Class B	(30,367)	(1,241,425)
Atlas Copco AB, A Shares	(26,839)	(763,664)
Elekta AB, B Shares	(212,672)	(3,226,022)
Hennes & Mauritz AB, B Shares	(20,232)	(724,591)
Hexagon AB, B Shares	(143,190)	(3,910,492)
Husqvarna AB, B Shares †	(222,070)	(1,313,690)
Modern Times Group AB, B Shares	(41,047)	(1,634,598)
Sandvik AB	(90,558)	(1,396,924)
Scania AB, B Shares	(37,947)	(796,127)
SSAB AB, A Shares †	(546,506)	(4,179,987)
Svenska Handelsbanken AB, A Shares	(27,358)	(1,170,134)
Volvo AB, B Shares	(51,023)	(744,927)

		(22,396,851)

Switzerland - (2.1)%
Adecco SA †	(686)	(37,626)
Clariant AG †	(156,807)	(2,186,259)
Compagnie Financiere Richemont SA, Class A	(14,501)	(1,141,689)
Credit Suisse Group AG †	(181,326)	(4,769,004)
Geberit AG †	(1,932)	(476,381)
Givaudan SA †	(1,089)	(1,338,750)
Holcim Ltd. †	(8,006)	(639,487)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Switzerland - (2.1)% (continued)
Julius Baer Group Ltd. †	(34,478)	$(1,343,695)
Kuehne + Nagel International AG	(22,947)	(2,505,302)
Sika AG	(71)	(172,758)
Sonova Holding AG †	(36,984)	(4,441,532)
Swatch Group AG/The	(5,832)	(3,400,046)
Swisscom AG	(571)	(264,446)
Temenos Group AG †	(812)	(19,294)

		(22,736,269)

United Kingdom - (0.4)%
Subsea 7 SA
(cost $4,102,432)	(173,265)	(4,072,020)

United States - (25.3)%
Alcoa, Inc. (1)	(186,122)	(1,585,759)
Amkor Technology, Inc. (1)†	(994,765)	(3,979,060)
Annaly Capital Management, Inc. REIT (1)	(2,753)	(43,745)
Archer-Daniels-Midland Co. (1)	(1,888)	(63,682)
Ares Capital Corp. (1)	(26,759)	(484,338)
Avis Budget Group, Inc. (1)†	(490,754)	(13,657,684)
Boston Properties, Inc. REIT (1)	(5,454)	(551,181)
Cadence Design Systems, Inc. (1)†	(365,094)	(5,085,759)
Chart Industries, Inc. (1)†	(27,189)	(2,175,392)
Ciena Corp. (1)†	(80,804)	(1,293,672)
Cliffs Natural Resources, Inc. (1)	(35,697)	(678,600)
Cobalt International Energy, Inc. (1)†	(25,189)	(710,330)
CVR Energy, Inc. (3)†(f)	(3,362)	—
CVR Energy, Inc. (1)	(1,538)	(79,392)
DDR Corp. REIT (1)	(292,263)	(5,091,221)
Dell, Inc. (1)	(46,600)	(667,778)
Digital Realty Trust, Inc. REIT (1)	(40,003)	(2,676,601)
DR Horton, Inc. (1)	(172,304)	(4,186,987)
Equinix, Inc. (1)†	(51,193)	(11,073,558)
Exelixis, Inc. (1)†	(100,329)	(463,520)
Exterran Holdings, Inc. (1)†	(60,700)	(1,638,900)
General Cable Corp. (1)†	(90,655)	(3,320,693)
Gilead Sciences, Inc. (1)†	(355,646)	(17,401,759)
Health Care REIT, Inc. REIT (1)	(96,679)	(6,565,471)
Hertz Global Holdings, Inc. (1)†	(689,865)	(15,356,395)
Host Hotels & Resorts, Inc. REIT (1)	(350,487)	(6,130,018)
JetBlue Airways Corp. (1)†	(68,601)	(473,347)

	SHARES	VALUE (Note 3)
United States - (25.3)% (continued)
L-3 Communications Holdings, Inc. (1)	(9,374)	$(758,544)
Lennar Corp., Class A (1)	(335,592)	(13,920,356)
Microchip Technology, Inc. (1)	(411,632)	(15,131,592)
Micron Technology, Inc. (1)†	(401,545)	(4,007,419)
Navistar International Corp. (1)†	(443)	(15,314)
NetApp, Inc. (1)†	(139,379)	(4,761,187)
NextEra Energy, Inc. (1)	(22,393)	(1,739,488)
Omnicare, Inc. (1)	(23,513)	(957,449)
PHH Corp. (1)†	(1,016,275)	(22,317,399)
PPL Corp. (1)	(173,397)	(5,429,060)
Prologis, Inc. REIT (1)	(35,070)	(1,402,099)
Radian Group, Inc. (1)	(228,942)	(2,451,969)
Regeneron Pharmaceuticals, Inc. (1)†	(73,671)	(12,995,564)
Ryman Hospitality Properties REIT (1)	(124,689)	(5,704,522)
Salesforce.com, Inc. (1)†	(57,008)	(10,194,741)
Sirius XM Radio, Inc. (1)	(3,271,582)	(10,076,473)
SL Green Realty Corp. REIT (1)	(42,980)	(3,701,008)
Smithfield Foods, Inc. (1)†	(186,550)	(4,939,844)
Standard Pacific Corp. (1)†	(33,355)	(288,187)
Stillwater Mining Co. (1)†	(13,430)	(173,650)
Swift Transportation Co. (1)†	(9,537)	(135,235)
Textron, Inc. (1)	(7,162)	(213,499)
Theravance, Inc. (1)†	(10,293)	(243,121)
Toll Brothers, Inc. (1)†	(6,533)	(223,690)
Tyson Foods, Inc., Class A (1)	(125,662)	(3,118,931)
United States Steel Corp. (1)	(8,047)	(156,916)
VeriSign, Inc. (1)†	(495,947)	(23,448,374)
Virgin Media, Inc. (1)	(36,589)	(1,791,763)
Vishay Intertechnology, Inc. (1)†	(142,355)	(1,937,452)
Xilinx, Inc. (1)	(324,350)	(12,380,439)

		(270,050,127)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $567,328,241)		(633,018,556)

PREFERRED STOCKS - (0.2)%

Germany - (0.2)%
Volkswagen AG
(cost $2,048,389)	(9,954)	(1,982,560)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)

EXCHANGE TRADED FUNDS - (4.8)%
iShares MSCI Emerging Markets Index Fund (1)	(1,169,600)	$(50,035,488)
SPDR S&P 500 ETF Trust (1)	(9,934)	(1,555,168)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $49,301,885)		(51,590,656)

TOTAL SECURITIES SOLD SHORT (proceeds $618,678,515)		(686,591,772)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 48.1% (Cost $481,923,959)		514,247,374

OTHER ASSETS IN EXCESS OF LIABILITIES - 51.9% (j)		554,209,074

NET ASSETS - 100.0%		$1,068,456,448

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(4,966,597)	(0.6%)
Consumer Staples	42,909,496	4 .1
Energy	(4,401,113)	(0 .5 )
Financials	49,969,130	4 .7
Health Care	24,350,307	2 .2
Industrials	47,159,592	4 .5
Information Technology	3,655,463	0 .4
Materials	3,837,490	0 .3
Exchange Traded Fund	(51,590,656)	(4 .8 )
Telecommunication Services	28,595,440	2 .7
Utilities	15,219,858	1 .4
Money Market Funds	344,448,817	32 .2
Other Investments	15,060,147	1 .5

Total Investments	514,247,374	48 .1
Other Assets in Excess of Liabilities (j)	554,209,074	51 .9

Net Assets	$1,068,456,448	100.0%

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 28, 2013, the value of these securities was $277,582,868. In addition, $490,301,450 of cash collateral was pledged.
(b)	All or a portion of the security on loan. The aggregate market value of such securities is $1,160,574; cash collateral of $1,135,602 was received with which the Fund purchased a money market fund.
(c)	Represents less than 0.05 percent of net assets.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Represents a step bond. The rate shown reflects the yield at March 28, 2013.
(f)	Security fair valued at as of March 28, 2013 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(g)	Represents annualized seven-day yield as of March 28, 2013.
(h)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange, futures and swap contracts.
(i)	The rate shown is the effective yield at the date of purchase.
(j)	Includes appreciation/depreciation on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

AUD Australian Dollar

CVA - Dutch Certification

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

SDR - Special Drawing Rights

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts sell protection as of March 28, 2013:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Markit CDX North America High Yield Index Series 19	5.000%	USD	4.009%	1,600,000	$43,324	12/20/2017	$24,215
Citigroup, Inc.	Markit CDX North America High Yield Index Series 19	5.000%	USD	4.009%	23,750,000	5,696	12/20/2017	996,839
Citigroup, Inc.	Markit CDX North America High Yield Index Series 20	5.000%	USD	4.313%	15,000,000	453,728	06/20/2018	23,386

						$502,748		$1,044,440

Money Market is pledged as collateral to broker for credit default swap contracts in the amount of $3,150,193. Additional cash held as collateral for Citibank was $928,545 at March 28, 2013.

Open written options contracts outstanding at March 28, 2013:

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
4	Dell, Inc. (Exercise price $14)	J.P. Morgan	April 20, 2013	$(85)	$(160)	$(75)
224	Dell, Inc. (Exercise price $14)	J.P. Morgan	May 18, 2013	(6,048)	(11,200)	(5,152)
201	Dell, Inc. (Exercise price $13)	J.P. Morgan	May 18, 2013	(17,085)	(28,140)	(11,055)
460	Elan Corp. PLC (Exercise price $11)	J.P. Morgan	April 20, 2013	(28,352)	(34,500)	(6,148)
1,357	HJ Heinz Co. (Exercise price $75)	J.P. Morgan	September 21, 2013	(12,213)	(20,355)	(8,142)
28	Knight Capital Group, Inc. (Exercise price $5)	J.P. Morgan	July 20, 2013	(1)	(168)	(167)
76	Knight Capital Group, Inc. (Exercise price $4)	J.P. Morgan	July 20, 2013	(104)	(532)	(428)
958	Sprint Nextel Corp. (Exercise price $10)	J.P. Morgan	January 18, 2014	(5,971)	(6,706)	(735)

				$(69,859)	$(101,761)	$(31,902)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of March 28, 2013:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	Bovespa Index	4/17/2013	BRL	(42,635,490)	$913,885
Bank of America	Canadian 10-Year Bond Futures	6/19/2013	CAD	26,718,295	148,571
Barclays Capital	Cocoa Futures	5/15/2013	USD	(482,370)	4,970
Barclays Capital	Corn Futures	5/14/2013	USD	10,976,263	(229,514)
Barclays Capital	Corn Futures	5/14/2013	USD	(10,758,763)	(52,361)
Deutsche Bank	Corn Futures	5/14/2013	USD	2,769,200	11,800
Bank of America	Euro - Bobl Futures	6/6/2013	EUR	21,956,833	118,294
Bank of America	Euro - Bund Futures	6/6/2013	EUR	39,337,331	489,094
Bank of America	Euro - Buxl 30-Year Bond Futures	6/6/2013	EUR	4,163,049	45,841
Bank of America	Euro - SCHATZ Futures	6/6/2013	EUR	22,374,541	14,141
Merrill Lynch	Gold 100 OZ Futures	6/26/2013	USD	(2,086,830)	12,420
Barclays Capital	Lean Hogs Futures	6/14/2013	USD	(6,827,370)	(21,470)
Barclays Capital	LME Aluminum Futures	6/17/2013	USD	(528,882)	2,670
Bank of America	Long Gilt Futures	6/26/2013	GBP	(84,651,556)	(4,185,262)
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	6/17/2013	USD	13,441,423	(646,339)
Merrill Lynch	Silver Futures	5/29/2013	USD	(579,400)	12,940
Barclays Capital	Soybean Futures	5/14/2013	USD	18,998,519	(455,819)
Deutsche Bank	Soybean Futures	5/14/2013	USD	2,378,300	9,775
Deutsche Bank	Soybean Meal Futures	5/14/2013	USD	951,255	(61,135)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	6/21/2013	CHF	(6,114,184)	(41,803)
Bank of America	U.S. Long Bond Futures	6/19/2013	USD	3,027,738	6,105
Bank of America	U.S. Treasury 10-Year Note Futures	6/19/2013	USD	127,488,627	404,233
Bank of America	U.S. Treasury 2-Year Note Futures	6/28/2013	USD	(18,959,630)	661
Bank of America	U.S. Treasury 5-Year Note Futures	6/28/2013	USD	16,493,215	6,058

					$(3,492,245)

Money Market is pledged as collateral to brokers for total return swap contracts in the amount of $10,748,260. Additional collateral for positions held at Bank of America is included in the collateral for credit default swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Open futures contracts outstanding at March 28, 2013:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
239	Corn Futures	May 14, 2013	$8,584,763	$8,308,238	$(276,525)
68	Cotton No. 2 Futures	May 8, 2013	2,974,695	3,007,640	32,945
81	Globex Brent FCL Futures	May 15, 2013	8,848,260	8,892,990	44,730
67	Globex RBOB Gas Futures	April 29, 2013	8,838,144	8,753,228	(84,916)
3	LME Aluminum Futures	April 3, 2013	162,755	140,644	(22,111)
5	LME Aluminum Futures	April 8, 2013	256,258	234,730	(21,528)
10	LME Aluminum Futures	April 9, 2013	521,266	469,590	(51,676)
3	LME Aluminum Futures	April 10, 2013	158,192	140,916	(17,276)
6	LME Aluminum Futures	May 3, 2013	321,070	283,618	(37,452)
4	LME Aluminum Futures	May 7, 2013	211,022	189,286	(21,736)
1	LME Aluminum Futures	May 13, 2013	53,377	47,399	(5,978)
9	LME Aluminum Futures	May 14, 2013	486,263	426,708	(59,555)
6	LME Aluminum Futures	May 15, 2013	325,391	284,550	(40,841)
6	LME Aluminum Futures	May 20, 2013	317,812	284,904	(32,908)
22	LME Aluminum Futures	May 24, 2013	1,117,360	1,045,682	(71,678)
122	LME Aluminum Futures	May 28, 2013	6,136,420	5,804,546	(331,874)
20	LME Aluminum Futures	May 31, 2013	979,532	952,270	(27,262)
21	LME Aluminum Futures	June 4, 2013	1,031,659	1,000,876	(30,783)
22	LME Aluminum Futures	June 5, 2013	1,093,573	1,048,795	(44,778)
22	LME Aluminum Futures	June 6, 2013	1,085,185	1,049,053	(36,132)
2	LME Aluminum Futures	June 14, 2013	99,153	95,557	(3,596)
5	LME Copper Futures	April 3, 2013	1,030,308	938,719	(91,589)
2	LME Copper Futures	April 10, 2013	407,591	375,700	(31,891)
7	LME Copper Futures	April 17, 2013	1,392,486	1,315,694	(76,792)
1	LME Copper Futures	May 3, 2013	207,580	188,085	(19,495)
2	LME Copper Futures	May 7, 2013	413,658	376,234	(37,424)
1	LME Copper Futures	May 14, 2013	206,051	188,173	(17,878)
1	LME Copper Futures	May 21, 2013	197,014	188,203	(8,811)
1	LME Copper Futures	May 22, 2013	196,977	188,212	(8,765)
8	LME Copper Futures	May 24, 2013	1,567,613	1,505,828	(61,785)
17	LME Copper Futures	May 28, 2013	3,339,915	3,200,463	(139,452)
6	LME Copper Futures	May 31, 2013	1,149,347	1,129,728	(19,619)
4	LME Copper Futures	June 4, 2013	772,306	753,289	(19,017)
4	LME Copper Futures	June 5, 2013	777,006	753,323	(23,683)
4	LME Copper Futures	June 6, 2013	776,006	753,357	(22,649)
2	LME Copper Futures	June 7, 2013	385,503	376,695	(8,808)
4	LME Copper Futures	June 11, 2013	770,006	753,527	(16,479)
4	LME Copper Futures	June 14, 2013	780,406	753,630	(26,776)
15	LME Copper Futures	June 17, 2013	2,894,364	2,826,750	(67,614)
6	LME Copper Futures	June 21, 2013	1,146,910	1,130,607	(16,303)
2	LME Nickel Futures	April 3, 2013	213,603	199,074	(14,529)
2	LME Nickel Futures	April 4, 2013	209,385	199,085	(10,300)
1	LME Nickel Futures	April 8, 2013	103,502	99,565	(3,937)
1	LME Nickel Futures	April 9, 2013	105,152	99,571	(5,581)
5	LME Nickel Futures	May 1, 2013	550,953	498,427	(52,526)
1	LME Nickel Futures	May 13, 2013	110,675	99,746	(10,929)
2	LME Nickel Futures	May 14, 2013	221,413	199,502	(21,911)
11	LME Nickel Futures	May 28, 2013	1,100,151	1,097,954	(2,197)
4	LME Nickel Futures	May 31, 2013	393,846	399,309	5,463
4	LME Nickel Futures	June 4, 2013	397,806	399,380	1,574
3	LME Nickel Futures	June 5, 2013	297,905	299,549	1,644
4	LME Nickel Futures	June 6, 2013	398,886	399,416	530
2	LME Nickel Futures	June 7, 2013	199,203	199,717	514
3	LME Nickel Futures	June 11, 2013	300,065	299,629	(436)
2	LME Nickel Futures	June 12, 2013	204,363	199,761	(4,602)
2	LME Nickel Futures	June 13, 2013	204,723	199,770	(4,953)
6	LME Zinc Futures	April 8, 2013	301,510	280,037	(21,473)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
13	LME Zinc Futures	April 9, 2013	$664,040	$606,902	$(57,138)
5	LME Zinc Futures	April 10, 2013	256,383	233,485	(22,898)
2	LME Zinc Futures	April 24, 2013	102,994	93,719	(9,275)
11	LME Zinc Futures	April 25, 2013	580,545	515,576	(64,969)
1	LME Zinc Futures	May 3, 2013	54,727	46,960	(7,767)
5	LME Zinc Futures	May 7, 2013	270,791	235,023	(35,768)
1	LME Zinc Futures	May 8, 2013	54,271	47,016	(7,255)
8	LME Zinc Futures	May 13, 2013	444,191	376,572	(67,619)
1	LME Zinc Futures	May 14, 2013	55,248	47,083	(8,165)
1	LME Zinc Futures	May 15, 2013	55,216	47,093	(8,123)
14	LME Zinc Futures	May 20, 2013	755,155	659,837	(95,318)
1	LME Zinc Futures	May 21, 2013	52,768	47,139	(5,629)
10	LME Zinc Futures	May 31, 2013	505,016	472,137	(32,879)
10	LME Zinc Futures	June 4, 2013	500,016	472,437	(27,579)
9	LME Zinc Futures	June 5, 2013	452,489	425,261	(27,228)
12	LME Zinc Futures	June 6, 2013	598,219	567,105	(31,114)
11	LME Zinc Futures	June 7, 2013	543,968	519,929	(24,039)
10	LME Zinc Futures	June 11, 2013	485,266	472,962	(12,304)
11	LME Zinc Futures	June 12, 2013	550,568	520,342	(30,226)
13	LME Zinc Futures	June 13, 2013	650,021	615,046	(34,975)
29	LME Zinc Futures	June 14, 2013	1,437,221	1,372,243	(64,978)
77	LME Zinc Futures	June 17, 2013	3,889,194	3,646,431	(242,763)
13	LME Zinc Futures	June 20, 2013	626,215	615,713	(10,502)
25	LME Zinc Futures	June 21, 2013	1,214,990	1,184,256	(30,734)
11	LME Zinc Futures	June 26, 2013	532,143	521,505	(10,638)
10	LME Zinc Futures	June 27, 2013	472,516	474,173	1,657
9	LME Zinc Futures	June 28, 2013	425,714	426,825	1,111
1,845	Natural Gas Swap Futures	April 26, 2013	17,830,158	18,560,701	730,543
85	Soybean Futures	May 14, 2013	6,145,790	5,970,188	(175,602)
63	Soybean Meal Futures	May 14, 2013	2,639,802	2,548,980	(90,822)
94	Amsterdam Index Futures	April 19, 2013	8,482,825	8,371,916	(110,909)
511	CAC40 10 Euro Futures	April 19, 2013	24,953,430	24,445,546	(507,884)
50	DAX Index Futures	June 21, 2013	12,793,093	12,498,839	(294,254)
161	DJIA Mini E-CBOT Futures	June 21, 2013	11,556,980	11,670,085	113,105
691	Euro Stoxx 50 Index	June 21, 2013	23,389,723	22,622,268	(767,455)
377	FTSE 100 Index Futures	June 21, 2013	36,676,707	36,380,601	(296,106)
595	FTSE/JSE Top 40 Index Futures	June 20, 2013	23,342,545	22,980,033	(362,512)
11	Hang Seng Index Futures	April 29, 2013	1,577,693	1,581,155	3,462
306	H-SHARES Index Futures	April 29, 2013	21,635,171	21,454,355	(180,816)
11	IBEX 35 Index Futures	April 19, 2013	1,189,953	1,104,608	(85,345)
201	MSCI Singapore Index Futures	April 29, 2013	11,995,189	12,082,525	87,336
105	NASDAQ 100 E-Mini Futures	June 21, 2013	5,875,865	5,903,100	27,235
78	S&P MID 400 E-Mini Futures	June 21, 2013	8,817,031	8,977,800	160,769
70	S&P/Toronto Stock Exchange 60 Index Futures	June 20, 2013	10,124,293	10,045,381	(78,912)
146	SPI 200 Index Futures	June 20, 2013	19,041,155	18,875,580	(165,575)
247	TOPIX Index Futures	June 13, 2013	26,611,335	27,301,588	690,253
38	3-Month Euro Euribor Futures	December 16, 2013	12,146,198	12,137,389	(8,809)
78	3-Month Euro Euribor Futures	March 17, 2014	24,916,380	24,907,338	(9,042)
121	3-Month Euro Euribor Futures	June 16, 2014	38,624,245	38,626,675	2,430
142	3-Month Euro Euribor Futures	September 15, 2014	45,301,333	45,312,275	10,942
142	3-Month Euro Euribor Futures	December 15, 2014	45,267,471	45,284,972	17,501
140	3-Month Euro Euribor Futures	March 16, 2015	44,621,267	44,620,236	(1,031)
1,444	90-Day EURODollar Futures	September 16, 2013	359,847,104	359,664,300	(182,804)
973	90-Day EURODollar Futures	December 16, 2013	242,413,099	242,277,000	(136,099)
543	90-Day EURODollar Futures	March 17, 2014	135,245,075	135,179,850	(65,225)
1	90-Day EURODollar Futures	June 16, 2014	248,926	248,875	(51)
33	90-Day EURODollar Futures	September 15, 2014	8,210,816	8,209,575	(1,241)
69	90-Day EURODollar Futures	December 15, 2014	17,155,997	17,155,987	(10)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
89	90-Day EURODollar Futures	March 16, 2015	$22,112,500	$22,114,275	$1,775
305	90-Day Sterling Futures	June 18, 2014	57,616,262	57,639,385	23,123
342	90-Day Sterling Futures	September 17, 2014	64,576,826	64,618,712	41,886
363	90-Day Sterling Futures	December 17, 2014	68,497,869	68,565,844	67,975
380	90-Day Sterling Futures	March 18, 2015	71,729,911	71,748,048	18,137
198	Australia 10-Year Bond Futures	June 17, 2013	24,539,016	25,067,792	528,776
72	Canadian 3-Month Bank Acceptance Futures	December 16, 2013	17,504,696	17,495,891	(8,805)

			1,658,809,952	1,654,839,367	(3,970,585)

Short Contracts:
251	Cocoa Futures	May 15, 2013	(5,447,123)	(5,446,700)	423
181	Coffee ‘C’ Futures	May 20, 2013	(9,632,703)	(9,309,056)	323,647
126	Crude Oil Financial Futures	April 19, 2013	(11,709,880)	(12,250,980)	(541,100)
42	Globex Heat Oil Futures	April 29, 2013	(5,329,657)	(5,374,908)	(45,251)
184	Gold 100 OZ Futures	June 26, 2013	(29,712,585)	(29,360,880)	351,705
32	ICE Euro Gasoil Futures	May 9, 2013	(2,903,980)	(2,938,400)	(34,420)
198	Lean Hogs Futures	June 14, 2013	(7,199,563)	(7,213,140)	(13,577)
3	LME Aluminum Futures	April 3, 2013	(162,911)	(140,644)	22,267
5	LME Aluminum Futures	April 8, 2013	(256,624)	(234,730)	21,894
10	LME Aluminum Futures	April 9, 2013	(518,819)	(469,590)	49,229
3	LME Aluminum Futures	April 10, 2013	(157,475)	(140,916)	16,559
6	LME Aluminum Futures	May 3, 2013	(320,428)	(283,619)	36,809
4	LME Aluminum Futures	May 7, 2013	(211,894)	(189,286)	22,608
1	LME Aluminum Futures	May 13, 2013	(53,123)	(47,399)	5,724
9	LME Aluminum Futures	May 14, 2013	(485,311)	(426,708)	58,603
6	LME Aluminum Futures	May 15, 2013	(325,040)	(284,550)	40,490
6	LME Aluminum Futures	May 20, 2013	(316,240)	(284,904)	31,336
22	LME Aluminum Futures	May 24, 2013	(1,118,254)	(1,045,682)	72,572
122	LME Aluminum Futures	May 28, 2013	(6,142,669)	(5,804,547)	338,122
20	LME Aluminum Futures	May 31, 2013	(990,692)	(952,270)	38,422
21	LME Aluminum Futures	June 4, 2013	(1,034,705)	(1,000,876)	33,829
22	LME Aluminum Futures	June 5, 2013	(1,095,278)	(1,048,795)	46,483
22	LME Aluminum Futures	June 6, 2013	(1,082,718)	(1,049,054)	33,664
2	LME Aluminum Futures	June 14, 2013	(99,038)	(95,557)	3,481
244	LME Aluminum Futures	June 17, 2013	(12,098,464)	(11,672,350)	426,114
5	LME Copper Futures	April 3, 2013	(1,026,574)	(938,718)	87,856
2	LME Copper Futures	April 10, 2013	(407,113)	(375,700)	31,413
7	LME Copper Futures	April 17, 2013	(1,398,623)	(1,315,694)	82,929
1	LME Copper Futures	May 3, 2013	(207,355)	(188,085)	19,270
2	LME Copper Futures	May 7, 2013	(414,822)	(376,234)	38,588
1	LME Copper Futures	May 14, 2013	(206,330)	(188,174)	18,156
1	LME Copper Futures	May 21, 2013	(196,469)	(188,202)	8,267
1	LME Copper Futures	May 22, 2013	(197,483)	(188,212)	9,271
8	LME Copper Futures	May 24, 2013	(1,565,165)	(1,505,828)	59,337
17	LME Copper Futures	May 28, 2013	(3,342,850)	(3,200,463)	142,387
6	LME Copper Futures	May 31, 2013	(1,159,838)	(1,129,728)	30,110
4	LME Copper Futures	June 4, 2013	(770,407)	(753,289)	17,118
4	LME Copper Futures	June 5, 2013	(780,949)	(753,323)	27,626
4	LME Copper Futures	June 6, 2013	(775,282)	(753,357)	21,925
2	LME Copper Futures	June 7, 2013	(386,526)	(376,695)	9,831
4	LME Copper Futures	June 11, 2013	(771,470)	(753,527)	17,943
4	LME Copper Futures	June 14, 2013	(780,039)	(753,630)	26,409
48	LME Copper Futures	June 17, 2013	(9,312,963)	(9,045,600)	267,363
6	LME Copper Futures	June 21, 2013	(1,145,322)	(1,130,607)	14,715
2	LME Nickel Futures	April 3, 2013	(213,251)	(199,074)	14,177
2	LME Nickel Futures	April 4, 2013	(208,027)	(199,085)	8,942
1	LME Nickel Futures	April 8, 2013	(103,545)	(99,565)	3,980
1	LME Nickel Futures	April 9, 2013	(104,466)	(99,570)	4,896

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
5	LME Nickel Futures	May 1, 2013	$(552,472)	$(498,427)	$54,045
1	LME Nickel Futures	May 13, 2013	(110,188)	(99,746)	10,442
2	LME Nickel Futures	May 14, 2013	(220,617)	(199,502)	21,115
11	LME Nickel Futures	May 28, 2013	(1,100,151)	(1,097,953)	2,198
4	LME Nickel Futures	May 31, 2013	(396,243)	(399,310)	(3,067)
4	LME Nickel Futures	June 4, 2013	(398,362)	(399,380)	(1,018)
3	LME Nickel Futures	June 5, 2013	(300,035)	(299,548)	487
4	LME Nickel Futures	June 6, 2013	(398,735)	(399,416)	(681)
2	LME Nickel Futures	June 7, 2013	(199,029)	(199,717)	(688)
3	LME Nickel Futures	June 11, 2013	(298,833)	(299,629)	(796)
2	LME Nickel Futures	June 12, 2013	(201,146)	(199,762)	1,384
2	LME Nickel Futures	June 13, 2013	(205,803)	(199,771)	6,032
32	LME Nickel Futures	June 17, 2013	(3,197,275)	(3,197,184)	91
6	LME Zinc Futures	April 8, 2013	(302,486)	(280,037)	22,449
13	LME Zinc Futures	April 9, 2013	(659,648)	(606,901)	52,747
5	LME Zinc Futures	April 10, 2013	(254,423)	(233,485)	20,938
2	LME Zinc Futures	April 24, 2013	(103,697)	(93,719)	9,978
11	LME Zinc Futures	April 25, 2013	(577,482)	(515,575)	61,907
1	LME Zinc Futures	May 3, 2013	(54,673)	(46,959)	7,714
5	LME Zinc Futures	May 7, 2013	(271,492)	(235,022)	36,470
1	LME Zinc Futures	May 8, 2013	(54,630)	(47,016)	7,614
8	LME Zinc Futures	May 13, 2013	(442,487)	(376,572)	65,915
1	LME Zinc Futures	May 14, 2013	(54,886)	(47,083)	7,803
1	LME Zinc Futures	May 15, 2013	(54,723)	(47,093)	7,630
14	LME Zinc Futures	May 20, 2013	(753,446)	(659,837)	93,609
1	LME Zinc Futures	May 21, 2013	(52,511)	(47,139)	5,372
10	LME Zinc Futures	May 31, 2013	(510,624)	(472,138)	38,486
10	LME Zinc Futures	June 4, 2013	(503,490)	(472,438)	31,052
9	LME Zinc Futures	June 5, 2013	(454,376)	(425,261)	29,115
12	LME Zinc Futures	June 6, 2013	(597,927)	(567,105)	30,822
11	LME Zinc Futures	June 7, 2013	(544,170)	(519,929)	24,241
10	LME Zinc Futures	June 11, 2013	(488,464)	(472,963)	15,501
11	LME Zinc Futures	June 12, 2013	(539,776)	(520,342)	19,434
13	LME Zinc Futures	June 13, 2013	(650,110)	(615,046)	35,064
29	LME Zinc Futures	June 14, 2013	(1,438,423)	(1,372,244)	66,179
195	LME Zinc Futures	June 17, 2013	(9,570,173)	(9,234,468)	335,705
13	LME Zinc Futures	June 20, 2013	(627,213)	(615,712)	11,501
25	LME Zinc Futures	June 21, 2013	(1,207,934)	(1,184,257)	23,677
11	LME Zinc Futures	June 26, 2013	(533,535)	(521,505)	12,030
10	LME Zinc Futures	June 27, 2013	(473,639)	(474,173)	(534)
9	LME Zinc Futures	June 28, 2013	(426,477)	(426,825)	(348)
271	Silver Futures	May 29, 2013	(39,810,652)	(38,377,665)	1,432,987
240	Soybean Oil Futures	May 14, 2013	(7,130,503)	(7,215,840)	(85,337)
456	Sugar #11 (World Markets) Futures	April 30, 2013	(9,263,838)	(9,019,315)	244,523
65	Wheat Futures	May 14, 2013	(2,317,500)	(2,235,187)	82,313
221	E-Mini Russell 2000 Futures	June 21, 2013	(20,855,848)	(20,970,690)	(114,842)
129	FTSE/MIB Index Futures	June 21, 2013	(13,044,863)	(12,432,490)	612,373
159	KOSPI Index 200 Futures	June 13, 2013	(18,696,926)	(18,856,777)	(159,851)
310	MSCI Taiwan Stock Index Futures	April 29, 2013	(8,724,436)	(8,720,300)	4,136
3,048	S&P 500 E-Mini Futures	June 21, 2013	(235,836,024)	(238,155,480)	(2,319,456)
1,537	SGX S&P CNX Nifty Index Futures	April 25, 2013	(17,502,338)	(17,589,428)	(87,090)
14	10-Year Japanese Government Bond Futures	June 11, 2013	(21,675,012)	(21,692,675)	(17,663)
57	3-Month Euro Euribor Futures	September 16, 2013	(18,213,302)	(18,212,476)	826
1,059	90-Day GBP LIBOR Futures	December 18, 2013	(200,295,998)	(200,131,504)	164,494
1,899	90-Day Sterling Futures	September 18, 2013	(358,912,904)	(358,839,971)	72,933
582	90-Day Sterling Futures	March 19, 2014	(110,063,050)	(109,992,813)	70,237
115	Australia 3-Year Bond Futures	June 17, 2013	(12,991,952)	(13,046,736)	(54,784)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
241	Canadian 3-Month Bank Acceptance Futures	September 16, 2013	$(58,526,491)	$(58,562,638)	$(36,147)
92	Euro CHF 3-Month LIFFE Futures	September 16, 2013	(24,222,318)	(24,245,339)	(23,021)
72	Euro CHF 3-Month LIFFE Futures	December 16, 2013	(18,951,918)	(18,976,509)	(24,591)
20	Mini Japanese 10-Year Treasury Bond	June 10, 2013	(3,084,312)	(3,098,316)	(14,004)
11	U.S. Treasury 2-Year Note Futures	June 28, 2013	(2,424,627)	(2,424,985)	(358)
7	U.S. Treasury 5-Year Note Futures	June 28, 2013	(867,058)	(868,383)	(1,325)

			(1,357,073,717)	(1,353,863,607)	3,210,110

			$301,736,235	$300,975,760	$(760,475)

Cash held as collateral with broker for futures contracts was $48,126,982 at March 28, 2013.

Forward foreign currency exchange contracts outstanding as of March 28, 2013:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	AUD	144,681,000	$148,815,430	$149,744,970	$929,540
Brazilian Real, Expiring 04/05/13*	The Royal Bank of Scotland	BRL	127,728	64,968	63,189	(1,779)
Brazilian Real, Expiring 06/19/13*	The Royal Bank of Scotland	BRL	15,000,000	7,567,486	7,353,767	(213,719)
Canadian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	CAD	43,903,000	42,859,636	43,140,920	281,284
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	5,393,000	5,750,465	5,686,833	(63,632)
Chilean Peso, Expiring 06/19/13*	The Royal Bank of Scotland	CLP	826,380,000	1,722,231	1,733,187	10,956
Columbian Peso, Expiring 06/19/13*	The Royal Bank of Scotland	COP	486,000,000	266,787	264,447	(2,340)
Czech Republic Koruna, Expiring 06/19/13	The Royal Bank of Scotland	CZK	127,054,000	6,545,464	6,322,054	(223,410)
Danish Krone, Expiring 06/19/13	The Royal Bank of Scotland	DKK	3,007,000	527,165	517,572	(9,593)
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	3,365,000	4,398,656	4,315,885	(82,771)
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	20,777,000	31,485,513	31,556,709	71,196
Hungarian Forint, Expiring 06/19/13	The Royal Bank of Scotland	HUF	7,302,400,000	31,465,933	30,483,263	(982,670)
Israeli Shekel, Expiring 06/19/13	The Royal Bank of Scotland	ILS	42,500,000	11,468,612	11,651,594	182,982
Indian Rupee, Expiring 06/19/13*	The Royal Bank of Scotland	INR	1,350,000,000	24,427,764	24,437,034	9,270
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	286,395,000	3,048,280	3,044,073	(4,207)
Korean Won, Expiring 06/19/13*	The Royal Bank of Scotland	KRW	34,878,648,000	31,868,621	31,216,913	(651,708)
Mexican Peso, Expiring 06/19/13	The Royal Bank of Scotland	MXN	726,138,000	57,216,734	58,355,597	1,138,863
Malaysian Ringgit, Expiring 06/19/13*	The Royal Bank of Scotland	MYR	39,700,000	12,745,628	12,752,163	6,535
Norwegian Krone, Expiring 06/19/13	The Royal Bank of Scotland	NOK	726,296,000	126,645,087	123,967,103	(2,677,984)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
New Zealand Dollar, Expiring 06/19/13	The Royal Bank of Scotland	NZD	145,610,000	$120,269,386	$121,191,632	$922,246
Peru Nuevo Sol, Expiring 06/19/13*	The Royal Bank of Scotland	PEN	21,000	8,097	8,092	(5)
Philippine Peso, Expiring 06/19/13*	The Royal Bank of Scotland	PHP	97,000,000	2,393,502	2,378,325	(15,177)
Poland Zloty, Expiring 06/19/13	The Royal Bank of Scotland	PLN	198,042,000	61,727,092	60,435,176	(1,291,916)
Russian Ruble, Expiring 06/19/13*	The Royal Bank of Scotland	RUB	1,116,008,000	35,699,552	35,419,461	(280,091)
Swedish Krona, Expiring 06/19/13	The Royal Bank of Scotland	SEK	694,296,000	108,135,402	106,365,915	(1,769,487)
Singapore Dollar, Expiring 06/19/13	The Royal Bank of Scotland	SGD	22,900,000	18,438,827	18,466,223	27,396
Turkish Lira, Expiring 06/19/13	The Royal Bank of Scotland	TRY	49,045,000	26,919,540	26,835,050	(84,490)
Taiwanese Dollar, Expiring 06/19/13*	The Royal Bank of Scotland	TWD	61,000,000	2,045,945	2,043,319	(2,626)

				924,527,803	919,750,466	(4,777,337)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	AUD	(30,229,000)	$(30,749,506)	$(31,287,043)	$(537,537)
Brazilian Real, Expiring 04/05/13*	The Royal Bank of Scotland	BRL	(127,728)	(60,664)	(63,189)	(2,525)
Brazilian Real, Expiring 05/15/13*	The Royal Bank of Scotland	BRL	(127,151)	(64,354)	(62,618)	1,736
Brazilian Real, Expiring 06/19/13*	The Royal Bank of Scotland	BRL	(64,925,000)	(32,411,239)	(31,829,555)	581,684
Canadian Dollar, Expiring 06/19/13	The Royal Bank of Scotland	CAD	(36,807,000)	(35,731,435)	(36,168,095)	(436,660)
Swiss Franc, Expiring 06/19/13	The Royal Bank of Scotland	CHF	(61,989,000)	(65,728,933)	(65,366,420)	362,513
Chilean Peso, Expiring 06/19/13*	The Royal Bank of Scotland	CLP	(5,543,000)	(11,602)	(11,626)	(24)
Czech Republic Koruna, Expiring 06/19/13	The Royal Bank of Scotland	CZK	(487,000,000)	(24,532,174)	(24,232,533)	299,641
Danish Krone, Expiring 06/19/13	The Royal Bank of Scotland	DKK	(10,094,000)	(1,766,538)	(1,737,403)	29,135
Euro, Expiring 04/05/13	The Royal Bank of Scotland	EUR	(3,562)	(4,694)	(4,566)	128
Euro, Expiring 06/10/13	The Royal Bank of Scotland	EUR	(64,795)	(82,916)	(83,099)	(183)
Euro, Expiring 06/19/13	The Royal Bank of Scotland	EUR	(74,691,391)	(96,868,702)	(95,797,758)	1,070,944
Euro, Expiring 04/07/14	The Royal Bank of Scotland	EUR	(3,562)	(4,704)	(4,582)	122
Euro, Expiring 06/09/14	The Royal Bank of Scotland	EUR	(110,000)	(141,336)	(141,618)	(282)
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(3,562)	(4,716)	(4,603)	113
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(110,000)	(141,776)	(142,276)	(500)
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(46,110)	(59,499)	(59,786)	(287)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 28, 2013	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	$(4,730)	$(4,629)	$101
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(4,656)	95
British Pound, Expiring 06/19/13	The Royal Bank of Scotland	GBP	(108,821,000)	(163,444,556)	(165,280,486)	(1,835,930)
Hong Kong Dollar, Expiring 06/19/13	The Royal Bank of Scotland	HKD	(76,194,000)	(9,827,672)	(9,819,321)	8,351
Hungarian Forint, Expiring 06/19/13	The Royal Bank of Scotland	HUF	(4,180,000,000)	(17,714,824)	(17,449,063)	265,761
Indonesian Rupiah, Expiring 06/19/13*	The Royal Bank of Scotland	IDR	(40,945,522,000)	(4,180,653)	(4,170,875)	9,778
Israeli Shekel, Expiring 06/19/13	The Royal Bank of Scotland	ILS	(73,625,000)	(19,798,886)	(20,184,674)	(385,788)
Indian Rupee, Expiring 06/19/13*	The Royal Bank of Scotland	INR	(459,948,000)	(8,208,480)	(8,325,752)	(117,272)
Japanese Yen, Expiring 06/19/13	The Royal Bank of Scotland	JPY	(17,271,261,000)	(184,623,227)	(183,575,076)	1,048,151
Korean Won, Expiring 06/19/13*	The Royal Bank of Scotland	KRW	(3,634,477,000)	(3,255,196)	(3,252,911)	2,285
Mexican Peso, Expiring 06/19/13	The Royal Bank of Scotland	MXN	(77,315,000)	(6,211,969)	(6,213,369)	(1,400)
Malaysian Ringgit, Expiring 06/19/13*	The Royal Bank of Scotland	MYR	(16,728,000)	(5,343,472)	(5,373,254)	(29,782)
Norwegian Krone, Expiring 06/19/13	The Royal Bank of Scotland	NOK	(353,673,000)	(60,917,657)	(60,366,321)	551,336
New Zealand Dollar, Expiring 06/19/13	The Royal Bank of Scotland	NZD	(60,223,000)	(49,449,810)	(50,123,780)	(673,970)
Peru Nuevo Sol, Expiring 06/19/13*	The Royal Bank of Scotland	PEN	(719,000)	(277,018)	(277,041)	(23)
Philippine Peso, Expiring 06/19/13	The Royal Bank of Scotland	PHP	(840,500,000)	(20,662,099)	(20,608,067)	54,032
Poland Zloty, Expiring 06/19/13	The Royal Bank of Scotland	PLN	(2,940,000)	(911,674)	(897,181)	14,493
Russian Ruble, Expiring 06/19/13*	The Royal Bank of Scotland	RUB	(162,364,000)	(5,186,499)	(5,153,050)	33,449
Swedish Krona, Expiring 06/19/13	The Royal Bank of Scotland	SEK	(63,756,000)	(9,880,165)	(9,767,398)	112,767
Singapore Dollar, Expiring 06/19/13	The Royal Bank of Scotland	SGD	(128,568,000)	(103,195,577)	(103,675,343)	(479,766)
Thailand Baht, Expiring 06/19/13	The Royal Bank of Scotland	THB	(33,991,000)	(1,136,766)	(1,155,100)	(18,334)
Turkish Lira, Expiring 06/19/13	The Royal Bank of Scotland	TRY	(28,773,000)	(15,736,781)	(15,743,193)	(6,412)
Taiwanese Dollar, Expiring 06/19/13*	The Royal Bank of Scotland	TWD	(282,016,000)	(9,525,068)	(9,446,697)	78,371
South African Rand, Expiring 06/19/13	The Royal Bank of Scotland	ZAR	(637,589,000)	(68,998,643)	(68,602,192)	396,451

				(1,056,860,961)	(1,056,466,199)	394,762

				$(132,333,158)	$(136,715,733)	$(4,382,575)

Money Market Fund is pledged as collateral with broker for forward foreign currency exchange contracts was $9,368,380 at March 28, 2013.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 28, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	12/20/2013 -12/23/2013	$2,151,031

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Arkema SA	60,506	$6,142,851	$(628,957)
AtoS	53,188	3,597,906	67,168
Cap Gemini SA	38,124	1,696,411	40,883
Casino Guichard Perrachon SA	949	87,551	12,235
Cie Generale de Geophysique—Veritas	3,426	99,290	(22,019)
Cie Generale des Etablissements Michelin	44,759	4,037,325	(287,385)
Cie Generale d’Optique Essilor International SA	7,546	727,858	111,833
Dassault Systemes SA	9,461	1,023,375	71,260
Edenred	913	30,127	(205)
Etablissements Maurel et Prom	33,515	536,656	47,705
GDF Suez	34,808	695,947	(27,253)
Iliad SA	1,029	168,472	50,400
Lagardere SCA	48,223	1,556,067	221,319
PPR	4,103	730,620	171,744
Remy Cointreau SA	2,195	231,917	21,912
Renault SA	66,927	3,571,610	627,232
Rexel SA	45,226	896,429	91,090
Sanofi	48,454	4,372,406	569,192
Schneider Electric SA	2,229	155,599	7,403
Societe BIC SA	15,667	1,815,817	4,447
Suez Environnement Co.	185,567	2,197,371	168,824
Thales SA	6,073	202,972	54,034
Total SA	53,211	2,667,443	(118,961)
Valeo SA	52,927	2,548,816	318,973
Vivendi SA	233,471	5,033,182	(203,127)

			1,369,747

Netherlands
European Aeronautic Defence and Space Co NV	61,773	$2,574,801	573,669

Spain
Distribuidora International PLC	53,979	368,552	6,084
Enagas SA	122,081	2,580,236	266,967
Endesa SA	43,054	978,297	(67,975)
Ferrovial SA	47	758	(10)
Fomento de Construcciones	43,019	554,348	(143,333)
Gas Natural SDG SA	125,706	2,367,761	(137,115)
Iberdrola SA	213,485	1,053,585	(55,571)
Inditex SA	7,671	1,027,237	(4,996)
International Group PLC	16,759	47,845	16,805

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain (continued)
Mediaset Espana Comunicacion SA	17,275	$125,796	$(1,140)
Red Electrica Corp SA	806	43,897	(3,306)
Tecnicas Reunidas SA	28,522	1,291,902	45,191

			(78,399)

Switzerland
Wolseley PLC	101,566	4,516,576	548,642

United Kingdom
Alent PLC	37,383	175,025	39,675
AMEC PLC	59,718	925,020	34,658
Anglo American PLC	86,789	2,537,600	(296,429)
AstraZeneca PLC	5,276	233,196	31,452
Aveva Group PLC	10,959	361,128	16,764
Aviva PLC	213,485	1,194,462	(226,747)
Babcock International Group PLC	358,030	5,373,291	555,491
Banca Popolare di Crema SpA	11,824	161,458	(2,533)
Barclays PLC	170,240	669,147	88,295
Barratt Developments PLC	341,852	1,151,809	276,424
BT Group PLC	955,500	3,513,624	522,008
Bundesrepublik Deutschland	443,000	2,310,448	264,770
Bunzl PLC	5,680	86,360	25,755
Drax Group PLC	76,055	624,906	83,667
Dresdner Bank AG	115,014	460,016	23,423
Experian PLC	33,580	501,547	80,462
FIH Erhvervsbank A/S	2,884	31,779	5,134
GAS PLC	121,805	473,644	67,608
GKN PLC	840,575	2,969,282	418,106
GlaxoSmithKline PLC	11,319	230,675	34,382
HSBC Holdings PLC	149,563	1,479,551	116,223
Inchcape PLC	341,965	2,232,436	386,003
Investec PLC	80,454	550,163	12,490
ITV PLC	546,623	891,836	185,953
J Sainsbury PLC	246,224	1,274,514	143,723
John Wood Group PLC	190,990	2,276,558	246,923
Kesa Electricals PLC	146,451	124,450	(28,474)
Kingfisher PLC	556,540	2,394,195	45,308
Legal & General Group SA	986,673	2,243,652	352,812
Lloyds Banking Group PLC	4,810,400	3,612,482	(28,164)
Michael Page International PLC	126,769	777,125	39,775
Mondi PLC	25,247	296,520	47,299
National Grid PLC	45,423	487,291	40,513
Next PLC	46,013	2,666,281	390,654

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Northwest Equity Corp.	286,145	$1,485,715	$232,345
Reckitt Benckiser Group PLC	4,896	289,065	62,456
Rexam PLC	2,684	21,395	158
Rolls-Royce Holdings PLC	28,771	384,319	110,747
Rolls-Royce Holdings PLC	3,831	6	—
Royal Bank of Scotland Group PLC	403,333	2,056,052	(361,178)
Sanyo Shinpan Finance Co. Ltd.	1,315,049	2,465,761	(133,993)
Serco Group PLC	122,391	1,004,471	165,505
Shinsei Bank Ltd.	21,345	785,929	(39,382)
Smith & Nephew PLC	16,885	174,745	20,553
SSE PLC	7,416	161,967	5,681
Standard Life PLC	12,898	72,409	(497)
Sumitomo Bakelite Co., Ltd.	4,839	87,675	(607)
Tate & Lyle PLC	261,511	3,052,123	326,904
UBS AG	26,433	527,715	57,596
Vesusius PLC	49,831	260,939	7,681
William Hill PLC	767,386	4,205,734	112,747
WPP PLC	39,674	531,014	103,018
Xstrata PLC	185,189	3,165,203	(150,393)

			4,512,744

United States
Gazprom OAO	103,467	975,176	(90,414)
Lukoil OAO	32,288	2,123,335	(42,786)
Magnit OJSC	14,877	657,860	15,707
MMC Norilsk Nickel OJSC	85,494	1,493,970	(47,382)
Reliance Industries Ltd.	1,464	45,238	(3,467)
Rosneft Oil Co.	96,141	812,186	(76,936)
Samsung Electronics Co., Ltd.	7,850	5,532,564	(245,364)
State Bank of India	5,922	530,611	(36,430)
Surgutneftegaz ADR	8,960	78,669	1,447
Tatneft	25,165	1,079,268	(82,392)

			(608,017)

Total of Long Equity Positions			6,318,386

Short Positions

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France
Accor SA	(34,119)	$(1,166,944)	$(19,684)
Air France-KLM	(17,633)	(158,083)	(8,635)
Air Liquide SA	(594)	(69,607)	(2,641)
Alcatel-Lucent	(2,206,047)	(2,995,688)	22,336
Alstom SA	(2,931)	(111,875)	(7,675)
Bouygues SA	(75,695)	(2,177,151)	121,362
Carrefour SA	(52,274)	(1,288,452)	(143,502)
Christian Dior SA	(493)	(80,686)	(1,146)
Cie de St-Gobain	(15,389)	(633,656)	62,208
Danone SA	(9,166)	(595,994)	(42,223)
Electricite de France SA	(69,157)	(1,222,606)	(103,995)
Eutelsat Communications SA	(62,248)	(2,017,303)	(178,674)
Faurecia	(26,008)	(462,380)	48,352
France Telecom SA	(31,311)	(339,702)	22,433
Hermes International	(1,889)	(559,686)	(96,468)
Lafarge SA	(71,849)	(4,561,963)	(221,610)
Legrand SA	(22,840)	(925,438)	(71,016)
L’Oreal SA	(1,430)	(191,162)	(35,712)
LVMH Moet Hennessy Louis Vuitton SA	(20,944)	(3,699,994)	101,608
Neopost SA	(14,241)	(725,821)	(128,496)
Nexans SA	(13,106)	(595,094)	(7,897)
Pernod-Ricard SA	(1,193)	(131,635)	(17,058)
Peugeot SA	(70,860)	(492,172)	(21,752)
Publicis Groupe SA	(4,296)	(245,839)	(42,502)
Safran SA	(5,019)	(213,052)	(10,952)
SES SA	(1,049)	(28,785)	(4,115)
Sodexo	(3,852)	(312,989)	(46,066)
Technip SA	(906)	(100,760)	7,831
Vallourec SA	(156,143)	(7,892,511)	381,148
Veolia Environnement SA	(424,425)	(5,098,265)	(279,801)
Zodiac Aerospace	(799)	(91,689)	(1,452)

			(725,794)

Netherlands
Gemalto NV	(5,051)	(439,319)	(1,619)

Spain
Abertis Infraestructuras SA	(99,947)	(1,595,167)	(88,815)
Acciona SA	(26,929)	(1,817,582)	343,202
Acerinox SA	(35,110)	(371,838)	11,118
ACS Actividades de Construccion y Servicios SA	(20,743)	(499,420)	13,412
Amadeus IT Holding SA	(18,101)	(440,731)	(49,952)
Ebro Foods SA	(3,478)	(66,250)	(2,837)
Repsol YPF SA	(25,244)	(500,644)	(12,213)
Telefonica SA	(280,616)	(3,612,475)	(189,467)

			24,448

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Admiral Group PLC	(120,974)	$(2,156,974)	$(297,615)
Aggreko PLC	(135,439)	(3,521,546)	(154,327)
Barloworld Ltd.	(86,825)	(2,076,129)	(178,379)
BG Group PLC	(200,001)	(3,162,445)	(279,182)
BP PLC	(191,425)	(1,263,747)	(82,355)
British American Tobacco PLC	(8,354)	(397,529)	(50,434)
Burberry Group PLC	(228,929)	(4,440,242)	(194,418)
Capita Group PLC/The	(372,788)	(4,364,029)	(731,754)
Carnival PLC	(56,154)	(2,037,358)	74,199
Cascade Bancorp	(64,691)	(376,696)	(107,337)
Cobham PLC	(39,058)	(131,426)	(13,223)
Depfa Funding III LP	(59,814)	(1,139,000)	241,131
Diageo PLC	(64,025)	(1,747,723)	(269,740)
Eurasian Natural Resources Corp. PLC	(213,870)	(1,043,344)	239,832
Glencore International PLC	(563,478)	(3,208,322)	150,903
Home Retail Group PLC	(129,261)	(247,325)	(58,653)
ICAP PLC	(330,101)	(1,555,789)	94,992
IMI PLC	(122,851)	(2,086,147)	(339,009)
Informa PLC	(7,339)	(57,164)	(1,692)
Inmarsat PLC	(333)	(2,956)	(609)
InterContinental Hotels Group PLC	(41,670)	(1,186,456)	(87,280)
Intertek Group PLC	(38,256)	(1,833,927)	(142,854)
Invensys PLC	(41,642)	(205,199)	(17,822)
Johnson Matthey PLC	(47,050)	(1,654,384)	3,828
Kazakhmys PLC	(42,786)	(413,673)	157,650
Kotak Mahindra Prime Ltd.	(188,968)	(5,389,845)	(1,129,690)
Lonmin PLC	(35,106)	(145,593)	(10,314)
Man Group PLC	(1,142,052)	(1,454,316)	(98,692)
Marks & Spencer Group PLC	(438,970)	(2,575,577)	(27,584)
Mitchells & Butlers PLC	(31,217)	(152,881)	(1,998)
Old Mutual PLC	(405,036)	(1,205,656)	(45,809)
Pennon Group PLC	(63,626)	(619,913)	17,116
Petrofac Ltd	(20,935)	(484,343)	27,340
ProLogis LP	(16,117)	(648,321)	(24,876)
Prudential PLC	(78,287)	(1,025,326)	(246,175)
Royal Dutch Shell PLC	(27,749)	(925,865)	3,070
SABMiller PLC	(75,685)	(3,299,446)	(692,618)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Severn Trent PLC	(7,668)	$(189,296)	$(10,514)
Shire PLC	(74,739)	(2,209,502)	(66,631)
Signature Metals Ltd.	(30,499)	(725,372)	(156,764)
Smiths Group PLC	(22,444)	(405,570)	(24,281)
United Utilities Group PLC	(11,475)	(117,024)	(6,641)
Vedanta Resources PLC	(23,995)	(421,369)	53,206
Vodafone Group PLC	(130,480)	(330,776)	(39,484)
Whitbread PLC	(13,807)	(512,727)	(27,308)

			(4,552,795)

Total of Short Equity Positions			(5,255,760)

Total of Long and Short Equity Positions			1,062,626

Net Cash and Other Receivables/(Payables) (b)			1,088,405

Swaps, at Value			$2,151,031

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund is pledged as collateral to the broker in the amount of $21,162,220 at March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 28, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	07/24/2013	$8,763,110

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 28, 2013.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Bermuda
RenaissanceRe Holdings Ltd.	5,500	$451,954	$53,991

Canada
Brookfield Assets	1,500	55,665	(930)
Sears Canada, Inc.	3,983	39,203	(727)

			(1,657)

United States
3M Co.	3,800	372,704	31,274
Abbott Laboratories	154,300	5,213,528	236,348
Accenture PLC	34,400	2,412,608	200,760
ACE Ltd.	25,900	2,155,657	148,666
Actavis, Inc.	8,200	694,259	61,043
Acuity Brands, Inc.	400	27,360	380
Advance Auto Parts, Inc.	44,800	3,357,324	345,396
AECOM Technology Corp.	100,700	2,638,440	664,520
Aeropostale, Inc.	179,500	2,403,505	37,695
AES Corp./The	84,500	935,415	126,750
Aflac, Inc.	16,800	864,192	9,744
AGCO Corp.	30,000	1,555,800	7,800
Agilent Technologies, Inc.	5,600	245,672	(10,640)
Airgas, Inc.	1,600	149,312	9,344
AK Steel Holding Corp.	484,100	2,203,342	(600,971)
Akamai Technologies, Inc.	8,200	323,080	(33,702)
Alaska Air Group, Inc.	53,400	2,605,064	810,400
Albemarle Corp.	19,000	1,221,753	(33,873)
Alcoa, Inc.	46,600	413,861	(16,829)
Alliant Energy Corp.	1,800	82,266	8,058
Alliant Techsystems, Inc.	33,600	2,188,032	245,616
Allied World Assuarance	23,300	1,916,683	243,693
Allscripts Healthcare	53,100	651,054	70,575
Allstate Corp.	26,400	1,154,692	140,756
Alpha Natural Resources, Inc.	559,200	5,096,561	(505,529)
Altria Group, Inc.	28,100	937,192	29,167
Amazon.com, Inc.	5,800	1,515,823	29,819
AMDOCS Ltd.	48,100	1,702,092	41,533
Ameren Corp.	34,700	1,095,399	119,795
American Capital Ltd.	756,700	10,210,759	833,277

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Eagle Outfitters, Inc.	181,500	$3,821,879	$(427,829)
American Electric Power Co., Inc.	38,100	1,671,331	181,472
American Financial Group, Inc.	49,400	2,059,008	281,564
American Water Works Co., Inc.	19,400	746,473	57,463
Ameriprise Financial, Inc.	66,900	4,375,260	551,925
Amgen, Inc.	50,400	4,230,576	935,928
Anadarko Petroleum Corp.	17,300	1,435,541	77,344
Analog Devices, Inc.	13,400	577,692	45,274
Anixter International, Inc.	10,100	685,419	20,773
AON PLC	8,800	502,782	38,418
Applied Industrial Technologies, Inc.	11,900	515,270	20,230
Applied Materials, Inc.	59,400	736,560	64,152
Archer-Daniels-Midland Co.	150,100	4,369,484	693,389
ARES Captial Corp.	43,400	768,180	17,360
Armstrong World Industries, Inc.	15,200	833,720	15,808
Arris Group, Inc.	108,100	1,803,874	52,203
Arrow Electronics, Inc.	49,800	1,891,902	130,974
Arthur J. & Gallager Corp.	1,500	53,473	8,492
Ascena Retail Group	59,100	990,516	105,789
Associated Banc-Corp.	65,900	929,849	71,172
Assurant, Inc.	77,500	2,881,450	606,825
AT&T, Inc.	57,100	1,895,720	199,279
Atmos Energy Corp.	2,800	102,114	17,418
Autodesk, Inc.	19,600	739,065	69,239
Autoliv, Inc.	22,600	1,501,180	61,384
Autozone, Inc.	600	209,178	28,884
Avago Technologies Ltd.	92,500	3,223,522	99,078
Avnet, Inc.	102,600	3,294,486	419,634
Axis Capital Holdings Co.	41,500	1,531,841	195,389
Ball Corp.	27,500	1,267,349	41,101
BE Aerospace, Inc.	16,600	830,498	170,316
Beam, Inc.	15,900	984,511	25,775
Becton Dickinson	1,200	99,432	15,300
Bemis Co., Inc.	3,100	110,143	14,973
Best Buy Co., Inc.	220,300	3,270,484	1,609,161
Big Lots, Inc.	53,500	1,670,270	216,675
Biogen Idec, Inc.	28,000	4,098,596	1,302,884

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
BMC Software, Inc.	45,100	$1,928,395	$161,088
Boston Scientific Corp.	226,100	1,643,097	122,744
Brinker International, Inc.	28,200	939,162	122,568
Bristow Group, Inc.	25,900	1,462,347	245,499
Broadridge Financial Solutions, Inc.	32,000	738,578	56,302
Brocade Communications Systems, Inc.	1,025,500	5,810,565	106,570
Brown & Brown, Inc.	24,400	657,089	124,687
Buckle, Inc./The	18,400	828,771	29,589
Bunge Ltd.	12,000	926,160	(40,200)
CA, Inc.	132,100	3,204,072	120,885
Cabot Corp.	21,000	891,450	(173,250)
Cabot Oil & Gas Corp.	43,600	2,284,759	663,037
Cameron International Corp.	14,000	875,322	37,478
Capital One Financial Corp.	71,300	4,366,226	(448,291)
CapitalSource, Inc.	6,700	57,788	6,666
Cardinal Health, Inc.	61,300	2,707,008	(155,702)
Career Education Corp.	126,395	427,215	(127,659)
Carefusion Corp.	76,900	2,428,162	262,569
Carlisle Cos, Inc.	18,600	1,150,175	110,719
Carpenter Technology Corp.	5,100	262,803	(11,424)
Carter’s, Inc.	19,500	1,163,488	(46,723)
CBRE Group, Inc.	6,900	171,916	2,309
CBS Corp.	30,900	1,265,355	177,366
Celanese Corp.	24,200	1,138,126	(72,116)
CenterPoint Energy, Inc.	39,700	790,856	160,356
CF Industries Holdings, Inc.	23,800	5,115,957	(585,151)
Charles River Laboratories International, Inc.	23,400	987,246	48,672
Chemed Corp.	7,300	531,497	52,357
Chevron Corp.	51,500	5,970,521	148,709
Chicos’s, Inc.	245,600	4,472,513	(346,433)
Church & Dwight Co., Inc.	5,300	300,984	41,555
CIGNA Corp.	37,100	2,127,012	186,915
Cinemark Holdings, Inc.	30,700	858,852	44,956
Cintas Corp.	24,400	1,029,924	46,848
Cisco Systems, Inc.	103,000	2,157,850	(4,120)
CLARCOR, Inc.	400	19,892	1,060

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cleco Corp.	3,400	$140,692	$19,210
Coca-Cola Enterprises, Inc.	101,400	3,491,223	252,465
Colgate-Palmolive Co.	900	98,046	8,181
Comcast Corp.	93,300	3,717,807	201,726
Commerce Bancshares, Inc.	1,365	50,437	5,296
Commercial Metals Co.	197,500	3,127,033	3,342
Community Health Systems, Inc.	88,900	3,365,927	847,044
Commvault Systems, Inc.	20,400	1,443,324	229,068
Computer Sciences Corp.	77,900	3,313,571	521,446
Compuware Corp.	117,200	1,304,451	160,549
Comtech Telecommunications Corp.	7,500	198,850	(16,750)
ConAgra Foods, Inc.	13,600	428,536	58,480
ConocoPhillips	79,400	4,665,220	106,720
Consolidated Edison, Inc.	21,300	1,191,523	108,416
Convergys Corp.	64,900	1,096,986	8,261
Con-way, Inc.	52,600	1,642,530	209,516
Cooper Cos., Inc./The	18,800	1,831,435	196,709
Copa Holdings SA	7,000	736,949	100,321
Copart, Inc.	4,800	152,112	12,432
Corning, Inc.	8,900	109,470	9,167
Corrections Corp. of America	36,900	1,371,242	70,441
Costco Wholesale Corp.	7,200	726,912	37,080
Covance, Inc.	16,600	1,072,316	161,396
Covidien PLC	36,900	2,244,213	259,083
CR Bard, Inc.	2,000	203,240	(1,680)
Crane Co.	35,300	1,711,325	260,533
Crocs, Inc.	142,100	2,085,178	20,744
Crown Holdings, Inc.	44,800	1,722,112	142,016
CSX Corp.	16,400	342,596	61,336
Cummins, Inc.	25,200	2,877,840	40,572
CVS Caremark Corp.	56,300	2,937,489	158,448
Cytec Industries, Inc.	47,700	3,530,683	2,933
Darling International	100	1,693	103
DaVita, Inc.	34,300	3,886,917	180,720
Dean Foods Co.	245,000	4,513,062	(71,212)
Delta Air Lines, Inc.	276,600	3,836,195	730,471
Denbury Resources, Inc.	24,100	433,800	15,665
Devon Energy Corp.	36,700	1,995,997	74,617
Diamond Offshore Drill	6,100	452,378	(28,062)
Diebold, Inc.	42,100	1,350,896	(74,424)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dillards, Inc.	59,200	$4,853,647	$(203,487)
Discover Financial Services	138,500	5,439,308	771,032
DISH Network Corp.	202,700	7,543,242	139,088
Dolby Laboratories, Inc.	31,000	926,598	113,762
Dollar General Corp.	18,000	807,300	103,140
Dollar Tree, Inc.	33,200	1,304,612	303,264
Dominos Pizza, Inc.	56,900	2,595,445	331,491
Domtar Corp.	9,900	813,090	(44,652)
Donaldson Co., Inc.	5,400	198,063	(2,637)
Dover Corp.	6,800	464,032	31,552
DR Horton, Inc.	32,000	688,960	88,640
Dr Pepper Snapple Group, Inc.	19,200	865,533	35,907
Dresser-Rand Group, Inc.	19,200	1,105,691	78,181
DST Systems, Inc.	21,000	1,330,363	166,307
DTE Energy Co.	51,300	3,219,663	286,179
Dun & Bradstreet Corp./The	3,800	303,924	13,946
E*Trade Financial Corp.	78,600	822,586	19,220
East West BanCorp., Inc.	23,900	547,310	66,203
Eastman Chemical Co.	4,600	328,992	(7,590)
Edison International	60,100	2,807,552	216,680
Eli Lilly & Co.	56,400	3,010,785	192,171
EMCOR Group, Inc.	32,000	1,130,752	225,728
Endo Pharmaceuticals Holdings, Inc.	59,900	1,592,142	250,382
Energizer Holdings, Inc.	3,900	339,313	49,634
Energy XXI, Inc.	21,300	689,440	(109,654)
Entergy Corp.	14,400	911,527	(871)
EOG Resources, Inc.	8,800	1,121,044	5,972
Equifax, Inc.	33,500	1,895,431	33,834
Era Group, Inc.	10,000	193,702	16,298
Esterline Technologies Corp.	10,300	717,697	62,013
Everest Re Group Ltd.	36,900	4,265,425	526,409
EXCO Resources, Inc.	42,100	278,678	21,495
Expedia, Inc.	58,700	3,691,875	(169,288)
Express Scripts PLC	14,600	807,900	33,790
Exxon Mobil Corp.	8,500	766,700	(765)
EzCorp., Inc.	38,700	806,110	18,200
Fair Isaac Corp.	15,800	705,120	16,782
FedEx Corp.	9,400	952,980	(29,900)
Fidelity National Information Services, Inc.	43,100	1,602,727	104,895

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fifth Third BanCorp.	138,900	$2,262,681	$2,778
First Solar, Inc.	87,000	2,482,331	(136,811)
Fiserv, Inc.	10,700	864,974	74,807
Flextronics, Inc.	834,500	5,566,795	74,425
Foot Locker, Inc.	133,000	4,486,184	67,736
Forest Laboratories, Inc.	169,600	6,311,914	139,670
Forest Oil Corp.	25,700	179,900	(44,718)
Fortinet, Inc.	36,700	726,660	142,396
Foster Wheeler AG	31,100	748,812	(38,177)
Frontier Communications Corp.	28,100	123,649	(11,811)
Fulton Financial Corp.	48,300	508,116	56,994
GameStop Corp.	117,400	2,760,363	523,315
Gap, Inc./The	213,400	6,978,352	576,008
Garmin, Ltd.	2,600	102,986	(17,082)
Gartner, Inc.	31,100	1,553,235	138,916
General Cable Corp.	41,300	1,343,902	168,917
General Dynamics Corp.	5,400	383,508	(2,754)
General Electric Co.	45,000	958,500	81,900
Genuine Parts Co.	15,000	981,300	188,700
Genworth Financial, Inc.	361,200	3,207,456	404,544
Global Payments, Inc.	10,200	506,430	102
Goldman Sachs Group, Inc./The	35,400	5,063,841	145,269
Goodyear Tire & Rubber Co./The	148,000	2,052,865	(186,585)
Graco, Inc.	5,400	294,084	19,278
Guess?, Inc.	95,700	2,555,190	(178,959)
Hanover Insurance Group, Inc./The	11,300	451,865	109,519
Harman International Industries, Inc.	84,500	4,205,608	(434,373)
Harris Teeter Supe Co.	6,000	223,260	33,000
Harsco Corp.	22,100	551,616	(4,199)
Hartford Financial Services Group, Inc.	7,400	182,056	8,864
Hasbro, Inc.	28,100	1,066,114	168,600
HCC Insurance Holdings, Inc.	23,900	925,886	78,631
Health Net, Inc.	63,200	1,679,652	129,132
Helix Energy Solutions Group, Inc.	119,000	2,686,904	35,816
Henry Schein, Inc.	3,100	262,291	24,614
Hershey Co./The	5,200	408,882	46,274
Hess Corp.	62,000	3,723,581	716,239
Hill-Rom Holdings, Inc.	52,800	1,651,808	207,808

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hillshire Brands Co.	95,000	$2,860,450	$478,800
Hittite Microwave Corp.	400	24,188	36
HollyFrontier Corp.	70,700	3,275,292	362,223
Home Depot, Inc.	37,800	2,465,954	171,730
Honeywell International, Inc.	4,200	282,702	33,768
Hormel Foods Corp.	3,200	110,336	21,888
Hubbell, Inc.	11,700	1,034,675	101,512
Humana, Inc.	45,900	3,277,076	(104,927)
Huntington Bancshares, Inc.	103,900	727,348	40,473
Huntsman Corp.	44,700	798,868	32,105
IAC/InterActiveCorp.	90,900	3,820,110	241,302
Ingersoll-Rand PLC	79,300	4,086,019	276,274
Ingram Micro, Inc.	165,700	2,974,315	286,661
Ingredion, Inc.	51,600	3,564,901	166,811
Integrys Energy Group, Inc.	1,600	86,496	6,560
InterDigital, Inc.	3,400	157,752	4,870
International Flavors & Fragrances, Inc.	200	14,300	1,034
International Game Technology	2,200	33,418	2,882
International Paper Co.	5,300	220,692	26,182
Interpublic Group of Cos., Inc./The	208,500	2,489,490	227,265
Intuit, Inc.	13,300	846,412	26,733
InvesCo., Ltd.	98,000	2,708,743	129,337
Itron, Inc.	30,600	1,376,388	43,452
ITT Corp.	98,300	2,508,674	285,995
ITT Educational Services, Inc.	76,500	1,094,744	(40,574)
Jabil Circuit, Inc.	303,700	5,956,931	(344,555)
Jack Henry & Associates, Inc.	4,600	196,046	16,520
Jacobs Engineering Group, Inc.	100	4,605	1,019
Jarden Corp.	18,900	717,294	92,571
JDS Uniphase Corp.	140,800	1,936,413	(53,917)
JM Smucker Co./The	6,300	596,995	27,713
Jones Lang LaSalle, Inc.	7,100	642,916	62,895
JPMorgan Chase & Co.	76,800	3,566,592	78,336
Kansas City Southern	2,200	237,400	6,580
KBR, Inc.	194,300	5,974,423	258,721
Key Energy Group	90,000	702,198	25,002
KeyCorp.	290,600	2,714,204	180,172
Kimberly-Clark Corp.	38,500	3,442,137	330,093

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
KLA-Tencor Corp.	25,000	$1,297,250	$21,250
Kroger Co./The	29,200	865,377	102,311
L-3 Communications Holdings, Inc.	28,700	2,247,344	75,060
Landstar System, Inc.	15,000	853,425	2,925
Lender Processing Services, Inc.	66,700	1,560,265	137,917
Lennox International, Inc.	13,400	778,014	72,752
Life Technologies Corp.	4,100	260,580	4,403
Lincoln National Corp.	63,100	1,772,374	285,317
LKQ Corp.	29,800	634,394	14,054
Loews Corp.	63,300	2,721,037	68,594
Lowe’s Cos, Inc.	127,400	4,726,715	104,293
LSI Corp.	624,200	4,536,490	(304,414)
Lyondellbasell Industries, Inc.	209,700	13,011,368	260,545
Macy’s, Inc.	73,000	2,779,110	275,210
Magellan Health Services, Inc.	13,600	684,564	(37,612)
Manpower, Inc.	48,000	2,261,292	461,268
Marathon Oil Corp.	104,800	3,476,211	57,645
Marsh & McLennan Cos, Inc.	17,800	621,398	54,468
Marvell Technology Group Ltd.	274,000	2,486,314	412,606
Mattel, Inc.	34,400	1,302,190	204,186
Maxim Integrated Products, Inc.	74,300	2,307,437	118,458
McDermott International, Inc.	187,800	2,234,820	(170,898)
McGraw-Hill Cos, Inc./The	23,700	1,041,013	193,283
McKesson Corp.	32,100	3,321,595	143,921
McMoRan Exploration Co.	4,700	76,101	744
MeadWestvaco Corp.	29,400	957,382	109,838
MetroPCS Communications, Inc.	265,400	2,502,822	390,038
MGM Resorts International	67,800	878,686	12,884
Micron Technology, Inc.	170,700	1,333,167	370,419
MKS Instruments, Inc.	78,400	2,143,734	(11,254)
Mohawk Industries, Inc.	16,900	1,640,552	271,176
Molex, Inc.	18,700	532,015	15,521
Mondelez International, Inc.	45,000	1,261,659	115,791

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Monsanto Co.	21,200	$2,147,984	$91,372
Motorola Solutions, Inc.	31,600	1,834,064	189,284
Murphy Oil Corp.	36,100	2,230,619	70,034
Nabors Industries Ltd.	149,100	2,256,427	161,975
National Oilwell Varco, Inc.	29,200	2,063,442	2,458
NCR Corp.	256,200	7,052,171	8,701
NetApp, Inc.	17,300	597,662	(6,694)
Neustar, Inc.	2,500	108,475	7,850
Newell Rubbermaid, Inc.	64,600	1,481,278	204,782
Newfield Exploration Co.	38,900	948,608	(76,470)
News Corp.	234,400	6,437,829	716,059
NiSource, Inc.	12,300	324,684	36,198
Noble Energy, Inc.	5,100	592,631	(2,765)
Northrop Grumman Corp.	96,800	6,541,770	248,750
NorthWestern Corp.	1,400	50,655	5,149
NV Energy, Inc.	28,600	532,791	40,067
NVIDIA Corp.	124,600	1,526,350	71,022
NVR, Inc.	100	97,800	10,211
Oceaneering International, Inc.	46,000	2,765,547	289,313
OGE Energy Corp.	6,900	391,680	91,182
Oil States International, Inc.	3,500	269,010	16,485
Old Dominion Freight Line, Inc.	33,200	1,208,133	60,107
Olin Corp.	16,300	373,433	37,653
Omnicare, Inc.	40,900	1,576,443	89,005
Omnicom Group, Inc.	7,200	382,896	41,184
ON Semiconductor Corp.	255,800	2,026,061	91,963
Oracle Corp.	2,000	69,240	(4,560)
Orchard Supply Hardware	99	181	(55)
O’Reilly Automotive, Inc.	9,100	798,889	134,316
Oshkosh Corp.	20,900	821,160	66,881
Owens & Minor, Inc.	5,000	149,540	13,260
Owens-Illinois, Inc.	91,900	2,122,926	326,209
Packaging Corp. of America	10,400	420,502	46,146
Pall Corp.	7,400	490,916	15,022
Panera Bread Co.	5,300	866,020	9,752
Parker Hannifin Corp.	15,100	1,379,536	3,322
Patterson Cos, Inc.	26,900	950,673	72,603
Patterson-UTI Energy, Inc.	96,700	1,908,769	396,559
Paychex, Inc.	8,100	259,362	24,705
PerkinElmer, Inc.	25,000	861,789	(20,789)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PetSmart, Inc.	41,200	$2,794,845	$(236,325)
Pfizer, Inc.	77,100	2,079,594	145,512
PG&E Corp.	28,500	1,183,872	85,233
Pinnacle West Capital Corp.	22,000	1,155,268	118,312
PMC - Sierra, Inc.	65,500	375,970	68,775
PNC Financial Services Group, Inc.	14,700	927,798	49,752
PNM Resources, Inc.	28,000	571,481	80,639
Polaris Industries, Inc.	16,800	1,508,017	45,815
Polycom, Inc.	129,600	1,494,101	(58,133)
Popular, Inc.	56,026	1,324,323	222,554
Portland General Electric Co.	13,700	382,312	33,209
PPG Industries, Inc.	24,642	3,438,241	(137,692)
ProAssurance Corp.	11,900	519,892	43,335
Procter & Gamble Co.	16,000	1,137,771	95,189
Protective Life Corp.	63,900	1,975,825	311,795
Prudential Financial, Inc.	400	23,096	500
Public Service Enterprise Group, Inc.	19,200	571,968	87,360
Pulte Group, Inc.	238,900	4,796,897	38,439
PVH Corp.	17,636	2,097,324	(213,622)
QEP Resources, Inc.	8,600	258,774	15,050
QLogic Corp.	96,300	1,086,264	30,816
Quest Diagnostics, Inc.	10,300	604,605	(23,170)
Quicksilver Resources, Inc.	39,000	108,174	(20,424)
RadioShack Corp.	177,800	396,494	200,914
Raytheon Co.	67,500	3,931,875	36,450
Red Hat, Inc.	11,500	587,082	(5,642)
Regal Entertainment Group	36,500	537,557	70,898
Regal-Beloit Corp.	7,900	584,205	60,119
Regions Financial Corp.	116,100	865,091	85,768
Reinsurance Group of America, Inc.	41,400	2,301,426	168,912
Reliance Steel & Aluminum Co.	78,900	5,108,409	506,904
Reynolds American, Inc.	2,100	89,613	3,816
Riverbed Technology, Inc.	95,900	1,917,602	(487,733)
Robert Half International, Inc.	22,300	766,441	70,478
Rockwell Automation, Inc.	5,300	462,827	(5,172)
Rockwood Holdings, Inc.	2,900	147,117	42,659

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ross Stores, Inc.	55,600	$3,239,812	$130,660
RPC, Inc.	68,150	970,119	63,717
RPM International, Inc.	36,700	1,156,187	2,799
Ryder System, Inc.	32,700	1,791,960	161,865
Safeway, Inc.	26,000	474,421	210,679
Sally Beauty Holdings, Inc.	87,100	2,201,394	357,604
Sanderson Farms, Inc.	15,300	760,978	74,708
SEACOR Holdings, Inc.	15,500	1,051,694	90,346
Seagate Technology PLC	100,100	3,496,861	162,795
Sears Holdings Corp.	11,500	524,515	50,140
SEI Investments Co.	12,000	297,480	48,720
Sempra Energy	800	58,807	5,145
Service Corp. International	174,300	2,602,568	313,471
Sherwin-Williams Co./The	11,900	1,934,468	75,323
Signet Jewelers Ltd.	46,500	2,842,596	272,904
SLM Corp.	147,700	2,517,280	507,616
SM Energy Co.	9,700	551,971	22,463
Smith Corp.	23,600	1,589,601	146,651
Snap-on, Inc.	14,200	1,148,638	25,702
Sohu.com, Inc.	13,300	629,522	30,291
Sonoco Products Co.	900	27,801	3,690
Spirit Aerosystems Holdings, Inc.	15,800	269,783	30,259
SPX Corp.	7,600	539,068	61,028
St. Jude Medical, Inc.	13,600	541,192	8,792
Starbucks Corp.	5,100	283,439	7,057
Starwood Hotels & Resorts Worldwide, Inc.	3,600	216,576	12,852
Steel Dynamics, Inc.	299,500	4,552,439	200,626
STERIS Corp.	3,900	142,705	19,574
SunTrust Banks, Inc.	54,100	1,577,478	(18,857)
Swift Energy Co.	45,400	731,042	(58,668)
Symantec Corp.	221,600	4,679,789	789,299
Synopsys, Inc.	60,600	1,997,527	176,801
TE Connectivity Ltd.	93,300	3,650,731	261,338
Tech Data Corp.	56,400	2,748,215	(175,811)
Teleflex, Inc.	12,000	897,931	116,189
Telephone & Data System	46,400	1,037,350	(59,702)
Tellabs, Inc.	704,200	1,567,455	(95,677)
Thermo Fisher Scientific, Inc.	37,900	2,694,288	204,683
Thoratec Corp.	91,700	3,342,886	95,864

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TIBCO Software, Inc.	14,400	$322,704	$(31,536)
Time Warner Cable, Inc.	38,300	3,621,158	57,940
Timken Co.	97,800	5,045,869	487,655
TJX Cos, Inc.	70,100	3,131,106	146,069
Toll Brothers, Inc.	24,000	867,402	(45,642)
Torchmark Corp.	16,100	863,297	99,483
Total System Services, Inc.	57,100	1,362,977	51,961
Towers Watson & Co.	8,600	496,564	99,588
Tractor Supply Co.	17,800	1,732,056	121,458
Transdigm, Inc.	1,800	248,912	26,344
Transocean Ltd.	72,200	4,019,425	(267,913)
Travelers Cos, Inc./The	11,500	872,850	95,335
TRW Automotive Holdings Corp.	27,700	1,561,934	(38,434)
Tupperware Brands Corp.	25,700	1,720,101	380,617
Tyco International Ltd.	151,400	4,712,221	132,579
Tyson Foods, Inc.	132,100	2,967,437	311,285
UGI Corp.	6,400	232,732	12,964
Union Pacific Corp.	15,500	2,115,980	91,375
Unit Corp.	28,200	1,291,861	(7,351)
United Parcel Service, Inc.	7,300	582,467	44,603
United States Steel Corp.	114,800	2,835,560	(596,960)
United Technologies Corp.	100	8,640	703
Universal Health Services, Inc.	36,300	2,028,622	289,859
Unum Group	91,800	2,066,418	526,932
URS Corp.	32,100	1,298,766	223,095
US BanCorp.	19,600	642,096	22,932
Valero Energy Corp.	62,800	2,446,688	410,084
Validus Holding Ltd.	37,800	1,330,560	82,026
Valmont Industries, Inc.	8,400	1,310,215	10,853
Valspar Corp.	32,800	2,192,104	(150,304)
Verisk Analytics, Inc.	22,900	1,244,517	166,810
Verizon Communications, Inc.	28,500	1,200,705	200,070
Vertex Pharmaceuticals, Inc.	106,000	4,934,316	893,564
Viacom, Inc.	13,300	781,309	37,572
Viropharma, Inc.	9,400	244,964	(8,460)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Vishay Intertechnology, Inc.	43,000	$477,389	$107,841
WABCO Holdings, Inc.	43,500	2,854,710	215,955
Wabtec Corp.	4,800	429,120	61,008
Wal-Mart Stores, Inc.	6,000	413,100	35,880
Walt Disney Co./The	12,400	649,884	54,436
Warner Chilcott PLC	533,700	7,321,938	(90,303)
Washington Post Co./The	2,300	878,929	149,171
Waste Management, Inc.	12,700	470,641	27,326
Waters Corp.	500	45,285	1,670
Wells Fargo & Co.	59,300	2,100,412	93,095
Werner Enterprises, Inc.	6,000	139,920	4,920
Western Digital Corp.	104,500	4,725,490	528,770
WGL Holdings, Inc.	900	35,964	3,726
Whirlpool Corp.	44,100	4,737,063	487,023
Whiting Petroleum Corp.	36,700	1,794,706	71,122
Williams-Sonoma, Inc.	37,000	1,662,515	243,725
Wisconsin Energy Corp.	18,100	686,895	89,414
Wolverine World Wide, Inc.	8,700	371,142	14,877
Worthington Industries, Inc.	21,700	622,859	49,407
WR Grace & Co.	42,000	3,000,190	255,230
Wyndham Worldwide Corp.	49,400	2,795,718	389,594
Xcel Energy, Inc.	12,800	349,053	31,107
Xerox Corp.	88,700	681,462	81,358
Yahoo!, Inc.	409,200	8,243,447	1,385,029
Zimmer Holdings, Inc.	17,400	1,270,200	38,628

			49,486,907

Total of Long Equity Positions			49,539,241

Short Positions

Switzerland
Pentair Ltd.	(45,610)	(2,364,878)	(41,049)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
Abercrombie & Fitch Co.	(700)	$(35,259)	$2,919
ACME Packet, Inc.	(56,700)	(1,342,656)	(314,118)
Activision Blizzard, Inc.	(39,200)	(459,599)	(111,545)
Actuant Corp.	(35,500)	(1,039,085)	(47,925)
Adobe Systems, Inc.	(24,500)	(924,385)	(141,610)
ADTRAN, Inc.	(185,500)	(3,916,569)	271,494
Advanced Micro Device	(934,200)	(2,530,906)	148,696
Aetna, Inc.	(8,000)	(386,958)	(22,002)
Air Products & Chemicals, Inc.	(6,500)	(574,622)	8,342
Alere, Inc.	(94,600)	(2,097,133)	(318,005)
Allegheny Technologies, Inc.	(45,900)	(1,435,124)	(20,365)
Allergan, Inc.	(14,800)	(1,554,109)	(98,015)
Alliance Data Systems Corp.	(15,600)	(2,435,316)	(90,168)
Altera Corp.	(67,500)	(2,406,984)	12,759
American Express Co.	(46,200)	(2,815,735)	(300,917)
AmerisourceBergen Corp.	(35,400)	(1,702,496)	(118,834)
AMETEK, Inc.	(5,300)	(207,495)	(22,313)
Amphenol Corp.	(24,000)	(1,627,920)	(163,680)
ANSYS, Inc.	(6,100)	(448,716)	(47,946)
Apache Corp.	(9,100)	(745,590)	43,434
Apollo Group, Inc.	(100,900)	(1,931,095)	176,444
Apple, Inc.	(10,300)	(4,956,375)	397,286
ARCH Capital Group, Inc.	(14,100)	(630,411)	(110,826)
Arch Coal, Inc.	(494,800)	(3,400,822)	714,058
Aruba Networks, Inc.	(219,800)	(5,006,739)	(431,113)
Ashland, Inc.	(30,500)	(2,547,483)	281,333
Assured Guaranty Ltd.	(135,700)	(2,216,531)	(580,246)
athenahealth, Inc.	(17,200)	(1,483,054)	(186,034)
Atmel Corp.	(491,200)	(3,307,659)	(111,093)
Atwood Oceanics, Inc.	(25,800)	(1,289,629)	(65,903)
Automatic Data Processing, Inc.	(5,900)	(349,103)	(34,515)
Autonation, Inc.	(11,200)	(495,488)	5,488

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Avery Dennison Corp.	(5,800)	$(208,684)	$(41,122)
Avon Products, Inc.	(160,600)	(2,571,094)	(758,144)
Baker Hughes, Inc.	(84,400)	(3,610,505)	(306,499)
Bally Technologies, Inc.	(36,500)	(1,734,152)	(162,753)
Bank of America Corp	(127,100)	(1,594,558)	46,480
Bank of Hawaii	(4,300)	(201,627)	(16,856)
Bank of New York Mellon Corp./The	(42,300)	(1,118,549)	(65,428)
Barnes Group, Inc.	(17,300)	(392,813)	(107,676)
Baxter International, Inc.	(32,400)	(2,176,956)	(176,580)
Baytex Energy Corp.	(7,400)	(328,560)	18,278
BB&T Corp.	(900)	(27,801)	(450)
Bed Bath & Beyond, Inc.	(12,700)	(728,089)	(90,045)
Berry Petroleum Co.	(8,600)	(298,334)	(99,760)
Bill Barrett Corp.	(99,300)	(1,833,438)	(179,373)
BioMarin Pharmaceutical, Inc.	(73,700)	(3,960,701)	(627,861)
Black Hills Corp.	(24,100)	(942,792)	(118,572)
Boeing Co./The	(18,100)	(1,379,765)	(174,120)
BorgWarner, Inc.	(18,600)	(1,394,544)	(43,980)
Bristol-Myers Squibb Co.	(186,900)	(6,478,435)	(1,219,976)
Broadcom Corp.	(11,100)	(390,054)	5,217
Brookdale Senior Living	(52,000)	(1,428,281)	(21,479)
Cablevision Systems Corp.	(119,200)	(1,828,188)	44,956
CACI International, Inc.	(2,000)	(114,620)	(1,120)
Cadence Design Systems, Inc.	(9,800)	(139,258)	2,744
Calpine Corp.	(22,600)	(426,010)	(39,550)
Campbell Soup Co.	(10,700)	(388,653)	(96,699)
CARBO Ceramics, Inc.	(14,400)	(1,287,650)	(23,758)
CarMax, Inc.	(194,800)	(7,505,855)	(617,305)
Carnival Corp.	(23,900)	(912,741)	92,971
Casey’s General Stores, Inc.	(1,400)	(75,166)	(6,454)
Cash America International, Inc.	(32,700)	(1,416,847)	(298,922)
Caterpillar, Inc.	(55,500)	(5,313,499)	486,664
Cavium, Inc.	(132,900)	(4,290,179)	(867,670)
Celgene Corp.	(2,200)	(239,088)	(15,914)
Centene Corp.	(36,900)	(1,575,249)	(49,827)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CenturyLink, Inc.	(57,400)	$(2,243,464)	$227,002
Cepheid, Inc.	(116,500)	(4,237,835)	(232,270)
Cerner Corp.	(6,900)	(551,655)	(102,120)
CH Robinson Worldwide, Inc.	(35,400)	(2,273,169)	168,285
Charles Schwab Corp./The	(664,000)	(10,368,426)	(1,377,734)
Chart Industries, Inc.	(39,800)	(2,636,052)	(548,346)
Check Point Software	(27,900)	(1,371,843)	60,822
Cheesecake Factory, Inc.	(11,500)	(383,274)	(60,741)
Chesapeake Energy Corp.	(300,600)	(5,348,535)	(786,711)
Childrens Place Retail Stores, Inc./The	(29,900)	(1,492,909)	152,791
Chipotle Mexican Grill, Inc.	(25,100)	(7,377,845)	(801,492)
Ciena Corp.	(239,000)	(3,846,817)	20,427
Cimarex Energy Co.	(14,700)	(926,750)	(182,218)
Cinncinnati Financial Corp.	(34,000)	(1,403,180)	(201,280)
Citigroup, Inc.	(12,700)	(523,748)	(38,100)
Citrix Systems, Inc.	(12,200)	(842,418)	(37,934)
City National Corp.	(6,200)	(326,616)	(38,626)
Clean Harbors, Inc.	(12,500)	(685,616)	(40,509)
Cliffs Natural Resources, Inc.	(354,500)	(11,698,284)	4,959,239
Clorox Co.	(8,200)	(630,580)	(95,366)
CMS Energy Corp.	(4,100)	(102,131)	(12,423)
Coach, Inc.	(291,800)	(16,327,804)	1,740,722
Coca-Cola Co./The	(73,100)	(2,745,647)	(210,517)
Cognizant Technology Solutions Corp.	(34,100)	(2,677,532)	65,131
Comerica, Inc.	(83,500)	(2,824,625)	(177,200)
Compass Minerals International, Inc.	(6,600)	(478,698)	(42,042)
Concho Resources, Inc.	(21,400)	(1,892,129)	(192,873)
Concur Technologies, Inc.	(65,600)	(4,627,463)	123,367
Consol Energy, Inc.	(234,300)	(7,232,121)	(652,074)
Continental Resources, Inc.	(37,900)	(3,165,858)	(128,789)
Core Laboratories NV	(33,400)	(4,018,418)	(588,110)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cree, Inc.	(66,100)	$(2,153,538)	$(1,462,793)
Crown Castle International Corp.	(29,200)	(2,130,782)	97,294
Cubist Pharmaceutical Co.	(13,300)	(579,348)	(43,358)
Cullen Frost Bankers	(5,300)	(308,055)	(23,354)
CVR Energy, Inc.	(3,700)	(187,553)	(3,441)
Cypress Semiconductor	(130,600)	(1,375,169)	(65,349)
Dana Holding Corp.	(3,500)	(54,880)	(7,525)
Danaher Corp.	(37,400)	(2,270,554)	(53,856)
Darden Restaurants, Inc.	(35,500)	(1,648,326)	(186,314)
Deckers Outdoor Corp.	(57,300)	(2,238,730)	(952,307)
Deere & Co.	(2,900)	(261,290)	11,948
Dell, Inc.	(347,600)	(4,568,823)	(412,285)
DENTSPLY International, Inc.	(33,200)	(1,363,642)	(44,702)
DeVry, Inc.	(107,900)	(2,808,358)	(617,467)
Dick’s Sporting Goods, Inc.	(34,500)	(1,665,431)	33,581
Discovery Communications, Inc.	(23,000)	(1,549,050)	(261,970)
Dominion Resources, Inc.	(43,500)	(2,279,835)	(250,995)
Dow Chemical Co./The	(138,300)	(4,618,003)	214,531
DreamWorks Animation SKG, Inc.	(41,400)	(719,163)	(65,781)
Dril-Quip, Inc.	(4,700)	(366,715)	(42,984)
DSW, Inc.	(4,600)	(312,074)	18,594
Eagle Materials, Inc.	(4,300)	(273,738)	(12,771)
eBay, Inc.	(4,200)	(227,514)	(210)
Ecolab, Inc.	(39,500)	(2,895,811)	(271,299)
Edwards Lifesciences Corp.	(3,800)	(347,738)	35,530
EI du Pont de Nemours & Co.	(47,400)	(2,240,882)	(89,302)
Electronic Arts, Inc.	(103,600)	(1,563,589)	(270,131)
EMC Corp.	(60,800)	(1,484,621)	32,109
Emerson Electric Co.	(20,600)	(1,140,210)	(10,712)
Enerplus Corp.	(29,900)	(398,311)	(38,528)
EQT Corp.	(15,300)	(903,618)	(132,957)
Equinix, Inc.	(21,400)	(4,675,900)	46,866
Estee Lauder Cos., Inc./The	(5,300)	(340,273)	914

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Exelon Corp.	(257,000)	$(7,970,023)	$(891,337)
Expeditors International of Washington, Inc.	(14,900)	(641,030)	108,951
F5 Networks, Inc.	(30,500)	(3,052,920)	335,980
Factset Research Systems, Inc.	(8,300)	(756,462)	(12,118)
Fairchild Semiconductor Co.	(50,900)	(749,631)	29,905
Family Dollar Stores, Inc.	(17,000)	(960,591)	(43,259)
Fastenal Co.	(120,700)	(5,693,402)	(504,543)
Federated Investors, Inc.	(1,400)	(31,498)	(1,640)
Fidelity National Financial, Inc.	(15,200)	(392,768)	9,272
Finisar Corp.	(421,100)	(6,584,949)	1,030,640
First Horizon National Corp.	(189,900)	(1,957,414)	(70,718)
FirstEnergy Corp.	(15,100)	(600,463)	(36,757)
FirstMerit Corp.	(15,800)	(249,250)	(11,924)
FLIR Systems, Inc.	(89,800)	(2,108,579)	(227,119)
Flowers Foods, Inc.	(58,600)	(1,604,096)	(326,188)
Flowserve Corp.	(1,100)	(171,050)	(13,431)
Fluor Corp.	(3,500)	(220,850)	(11,305)
FMC Technologies, Inc.	(82,700)	(3,773,282)	(724,771)
Forest City Enterprises, Inc.	(252,600)	(4,319,149)	(169,553)
Fossil, Inc.	(28,200)	(2,962,529)	238,409
Franklin Resources, Inc.	(5,900)	(801,692)	(88,087)
Freeport-McMoRan Copper & Gold, Inc.	(205,800)	(7,069,996)	258,016
FTI Consulting, Inc.	(71,200)	(2,348,515)	(332,877)
Gannett Co., Inc.	(63,700)	(1,253,616)	(139,503)
Gardner Denver, Inc.	(1,400)	(97,188)	(7,966)
GATX Corp.	(17,900)	(834,856)	(95,407)
General Mills, Inc.	(9,700)	(399,155)	(79,152)
Genesee & Wyoming, Inc.	(6,300)	(523,908)	(62,685)
Gentex Corp.	(146,200)	(2,804,700)	(120,762)
Geo Group, Inc./The	(5,351)	(164,383)	(36,922)
Gilead Sciences, Inc.	(126,500)	(4,943,289)	(1,246,356)
Google, Inc.	(700)	(497,924)	(57,897)
GrafTech International Ltd.	(64,900)	(586,125)	87,693

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Great Plains Energy, Inc.	(4,600)	$(95,680)	$(10,994)
Green Mountain Coffee Roasters, Inc.	(188,800)	(7,911,942)	(2,804,346)
Greenhill & Co., Inc.	(48,000)	(2,707,200)	144,960
Gulfport Energy Corp.	(92,900)	(3,791,946)	(465,661)
H&R Block, Inc.	(97,600)	(1,985,184)	(886,208)
Hain Celestial Group, Inc./The	(36,500)	(2,071,122)	(158,298)
Halliburton Co.	(10,800)	(392,040)	(44,388)
Hancock Holding Co.	(25,900)	(832,520)	31,692
Hanesbrands, Inc.	(13,600)	(517,752)	(101,864)
Harley-Davidson, Inc.	(2,800)	(151,135)	1,895
Harris Corp.	(22,000)	(1,094,060)	74,580
Hawaiian Electric Industries, Inc.	(3,000)	(77,130)	(6,000)
Helmerich & Payne, Inc.	(6,100)	(364,170)	(6,100)
Hertz Global Holdings, Inc.	(247,400)	(4,398,721)	(1,108,403)
Hewlett-Packard Co.	(339,900)	(5,737,208)	(2,366,008)
Hexcel Corp.	(62,600)	(1,711,313)	(104,713)
Hologic, Inc.	(69,100)	(1,582,071)	20,411
Hospira, Inc.	(69,900)	(2,372,685)	77,868
IDEX Corp.	(8,300)	(411,514)	(31,872)
IDEXX Laboratories, Inc.	(4,100)	(386,753)	7,954
IHS, Inc.	(9,200)	(918,988)	(44,436)
Illinois Tool Works, Inc.	(10,400)	(658,320)	24,544
Informatica Corp.	(94,200)	(3,075,744)	(171,330)
Intel Corp.	(111,400)	(2,474,475)	40,385
International Business Machines Corp.	(3,300)	(639,045)	(64,845)
Interoil Corp.	(1,500)	(90,795)	(23,370)
Intersil Corp.	(97,800)	(840,031)	(11,807)
Intrepid Potash, Inc.	(169,400)	(3,588,931)	410,987
Intuitive Surgical, Inc.	(9,500)	(4,843,029)	176,724
IPG Photonics Corp.	(49,800)	(3,382,162)	74,944
Iron Mountain, Inc.	(30,486)	(1,032,561)	(74,386)
ITC Holdings Corp.	(12,200)	(940,132)	(148,840)
Jazz Pharmaceuticals Co.	(85,300)	(4,849,398)	80,275
JB Hunt Transport Services, Inc.	(11,900)	(747,082)	(139,230)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
JC Penney Co., Inc.	(94,000)	$(1,689,583)	$269,243
JetBlue Airways Corp.	(221,000)	(1,370,253)	(154,647)
Johnson & Johnson	(6,000)	(437,400)	(51,780)
Johnson Controls, Inc.	(189,400)	(6,043,218)	(599,040)
Joy Global, Inc.	(48,900)	(3,254,677)	344,149
Juniper Networks, Inc.	(175,300)	(3,724,305)	474,243
Kellogg Co.	(30,600)	(1,767,456)	(204,102)
Kennametal, Inc.	(20,200)	(842,040)	53,432
Kirby Corp.	(50,600)	(3,282,988)	(603,092)
Knight Transportation, Inc.	(23,900)	(373,907)	(10,883)
Kohl’s Corp.	(54,300)	(2,389,213)	(115,646)
L Brands, Inc.	(67,400)	(3,153,337)	143,253
Laboratory Corp. of America Holdings	(8,800)	(776,776)	(16,984)
Lam Research Corp.	(47,900)	(1,959,912)	(26,022)
Lamar Advertising Co.	(62,800)	(2,709,833)	(342,875)
Las Vegas Sands Corp.	(117,000)	(6,108,421)	(484,529)
Leap Wireless International, Inc.	(319,900)	(1,877,505)	(6,706)
Legg Mason, Inc.	(56,200)	(1,504,163)	(302,667)
Leggett & Platt, Inc.	(33,200)	(949,635)	(171,861)
Lennar Corp.	(59,200)	(2,482,848)	27,232
Leucadia National Corp.	(51,525)	(1,190,607)	(222,724)
Level 3 Communications, Inc.	(12,500)	(298,125)	44,500
Lexmark International, Inc.	(25,300)	(663,186)	(4,734)
Liberty Global, Inc.	(63,200)	(4,376,705)	(262,175)
Life Time Fitness, Inc.	(59,900)	(2,907,366)	344,844
LifePoint Hospitals, Inc.	(500)	(20,815)	(3,415)
Linear Technology Corp.	(9,900)	(360,235)	(19,628)
Lockheed Martin Corp.	(5,700)	(496,737)	(53,427)
Lorillard, Inc.	(11,700)	(461,682)	(10,413)
Lufkin Industries, Inc.	(84,300)	(4,967,051)	(629,626)
Lululemon Athletica, Inc.	(88,700)	(6,055,856)	525,411
M&T Bank Corp.	(900)	(92,997)	153
Manitowoc Co., Inc./The	(150,500)	(2,504,013)	(590,267)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Markel Corp.	(2,000)	$(935,340)	$(71,660)
Marriott International, Inc.	(31,300)	(1,229,464)	(92,335)
Martin Marietta Materials, Inc.	(36,200)	(3,545,555)	(147,569)
Masco Corp.	(44,700)	(782,250)	(122,925)
Masimo Corp.	(61,000)	(1,259,528)	62,708
Mastercard, Inc.	(900)	(471,015)	(16,002)
McCormick & Co., Inc.	(8,800)	(583,352)	(63,888)
McDonald’s Corp.	(18,200)	(1,682,587)	(131,771)
MDU Resources Group, Inc.	(21,900)	(479,172)	(68,109)
Mednax, Inc.	(35,600)	(3,050,061)	(140,767)
Medtronic, Inc.	(10,000)	(451,700)	(17,900)
MEMC Electronic Materials, Inc.	(200,600)	(871,977)	(10,663)
Men’s Wearhouse, Inc./The	(49,300)	(1,616,369)	(31,237)
Merck & Co., Inc.	(14,600)	(624,150)	(21,608)
MetLife, Inc.	(50,100)	(1,826,608)	(78,194)
Mettler-Toledo International, Inc.	(6,900)	(1,433,682)	(37,536)
Micro Devices, Inc.	(279,000)	(1,376,434)	(107,846)
Microchip Technology	(23,100)	(779,527)	(69,629)
MICROS Systems, Inc.	(54,900)	(2,472,050)	(26,449)
Microsoft Corp.	(45,000)	(1,224,605)	(62,845)
Monster Beverage Corp.	(30,800)	(1,486,355)	15,963
Monster Worldwide, Inc.	(210,900)	(1,220,494)	151,231
Monster Worldwide, Inc.	(23,900)	(1,589,828)	(261,227)
Mosaic Co./The	(40,000)	(2,373,605)	(10,795)
MSC Industrial Direct Co., Inc.	(19,300)	(1,483,612)	(171,942)
Mylan, Inc.	(85,200)	(2,389,008)	(76,680)
National Fuel Gas Co.	(5,600)	(283,864)	(59,696)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Navistar International Corp.	(133,200)	$(3,937,236)	$(667,488)
Netflix, Inc.	(3,300)	(432,047)	(193,006)
NextEra Energy, Inc.	(3,000)	(213,240)	(19,800)
NII Holdings, Inc.	(194,500)	(1,250,902)	408,717
NIKE, Inc.	(40,600)	(2,172,827)	(222,979)
Noble Corp.	(11,800)	(467,398)	17,228
Nordson Corp.	(7,400)	(488,844)	814
Nordstrom, Inc.	(104,000)	(5,724,844)	(19,076)
Norfolk Southern Corp.	(3,600)	(237,420)	(40,068)
Northeast Utilities	(18,900)	(731,430)	(89,964)
Northern Trust Corp.	(9,800)	(490,490)	(44,198)
NRG Energy, Inc.	(74,100)	(1,754,688)	(208,221)
Nu Skin Enterprises	(59,400)	(2,667,642)	42,162
Nuance Communications, Inc.	(339,200)	(7,491,069)	646,014
Nucor Corp.	(30,600)	(1,427,019)	14,829
Occidental Petroleum Corp.	(800)	(67,064)	4,368
Old Republic International Corp.	(52,900)	(612,053)	(60,306)
Oneok, Inc.	(16,400)	(760,632)	(21,156)
Onyx Pharmaceuticals, Inc.	(46,300)	(3,604,499)	(509,719)
Owens Corning	(83,400)	(3,351,942)	63,480
PACCAR, Inc.	(4,100)	(190,445)	(16,851)
Peabody Energy Corp.	(62,500)	(1,585,625)	263,750
Penn National Gaming, Inc.	(6,800)	(354,394)	(15,730)
Penn West Petroleum Corp.	(121,000)	(1,310,311)	8,351
Penske Automotive Group, Inc.	(46,500)	(1,448,010)	(103,230)
Pepco Holdings, Inc.	(10,000)	(190,400)	(23,600)
PepsiCo, Inc.	(10,400)	(753,272)	(69,472)
Perrigo Co.	(20,700)	(2,147,004)	(310,707)
Philip Morris International, Inc.	(10,000)	(891,400)	(35,700)
Pioneer Natural Resources Co.	(26,500)	(3,024,710)	(267,915)
Pitney Bowes, Inc.	(93,900)	(1,211,550)	(183,804)
Plantronics, Inc.	(5,600)	(211,120)	(36,344)
Polypore International, Inc.	(7,800)	(310,424)	(2,980)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PPL Corp.	(49,000)	$(1,420,769)	$(113,421)
Praxair, Inc.	(7,800)	(883,194)	13,182
Precision Castparts Corp.	(5,900)	(1,098,993)	(19,765)
priceline.com, Inc.	(1,000)	(669,890)	(18,040)
Principal Financial Group, Inc.	(29,100)	(888,667)	(101,606)
Progressive Corp./The	(185,400)	(4,197,616)	(487,442)
Prosperity Bancshares, Inc.	(3,200)	(145,600)	(6,048)
PTC, Inc.	(5,800)	(136,822)	(11,020)
QUALCOMM, Inc.	(80,200)	(5,226,497)	(142,893)
Quality Systems, Inc.	(41,100)	(771,980)	20,672
Quanta Services, Inc.	(38,700)	(1,107,207)	1,161
Questar Corp.	(7,400)	(160,950)	(19,092)
Rackspace Hosting, Inc.	(108,800)	(7,009,395)	1,517,171
Ralph Lauren Corp.	(2,100)	(369,506)	13,955
Rambus, Inc.	(75,100)	(395,026)	(26,285)
Range Resources Corp.	(66,700)	(4,499,582)	(905,786)
Rent-A-Center, Inc.	(26,000)	(935,990)	(24,450)
Republic Services, Inc.	(16,600)	(504,474)	(43,326)
ResMed, Inc.	(7,800)	(346,086)	(15,522)
Rock-Tenn Co.	(1,500)	(121,278)	(17,907)
Rockwell Collins, Inc.	(33,700)	(2,025,073)	(102,071)
Roper Industries, Inc.	(7,900)	(910,238)	(95,511)
Rosetta Resources, Inc.	(32,000)	(1,583,040)	60,480
Rovi Corp.	(60,700)	(1,004,127)	(295,460)
Rowan Co.	(30,400)	(1,028,259)	(46,685)
SAIC, Inc.	(7,800)	(93,892)	(11,798)
Saks, Inc.	(87,300)	(1,001,863)	532
Salesforce.com, Inc.	(42,300)	(7,238,799)	(325,710)
Salix Pharmaceutical Corp.	(99,900)	(4,689,456)	(423,426)
SanDisk Corp.	(107,300)	(5,192,247)	(709,253)
SBA Communications Corp.	(15,400)	(1,100,749)	(8,359)
SCANA Corp.	(1,200)	(55,008)	(6,384)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Schlumberger Ltd.	(31,600)	$(2,318,492)	$(48,032)
Schnitzer Steel Industries, Inc.	(7,100)	(213,000)	23,714
Scotts Miracle-Gro Co.	(16,500)	(735,233)	21,773
Scripps Networks Interactive, Inc.	(11,800)	(695,020)	(64,192)
Sealed Air Corp.	(169,400)	(3,201,543)	(882,691)
Sensata Technologies	(71,900)	(2,407,547)	44,194
Sigma-Aldrich Corp.	(10,100)	(774,771)	(9,797)
Signature Bank Co.	(9,500)	(712,500)	(35,720)
Silicon Laboratories, Inc.	(6,700)	(282,662)	5,550
Skyworks Solutions, Inc.	(125,800)	(2,797,000)	25,626
Smithfield Foods, Inc.	(74,200)	(1,744,710)	(220,106)
Solera Holdings, Inc.	(7,500)	(418,459)	(19,016)
Sotheby’s	(20,600)	(731,432)	(39,214)
Southern Co.	(38,000)	(1,634,000)	(148,960)
Southwest Airlines Co.	(8,700)	(99,189)	(18,087)
Southwestern Energy Co.	(122,700)	(4,127,677)	(444,125)
Spectra Energy Corp.	(14,500)	(401,773)	(44,102)
Stanley Black & Decker, Inc.	(37,200)	(2,868,238)	(143,846)
Staples, Inc.	(116,300)	(1,499,908)	(62,001)
State Street Corp.	(7,000)	(352,660)	(60,970)
Stericycle, Inc.	(4,000)	(376,600)	(48,120)
Stifel Financial Corp.	(32,600)	(1,140,599)	10,357
Strayer Education, Inc.	(15,100)	(812,571)	82,033
Stryker Corp.	(900)	(54,558)	(4,158)
Superior Energy Services, Inc.	(26,900)	(639,915)	(58,678)
SVB Financial Group	(14,500)	(924,426)	(104,204)
Synovus Financial Corp.	(1,495,300)	(3,919,182)	(222,799)
Sysco Corp.	(18,600)	(581,845)	(72,317)
T Rowe Price Group, Inc.	(27,100)	(1,884,263)	(144,714)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Take-Two Interactive Software, Inc.	(86,000)	$(1,074,140)	$(314,760)
Target Corp.	(21,100)	(1,334,356)	(109,939)
TCF Financial Corp.	(140,300)	(1,862,549)	(236,339)
TECO Energy, Inc.	(31,200)	(527,613)	(28,371)
Tempur Pedic Co.	(10,200)	(462,386)	(43,840)
Tenet Healthcare Corp.	(88,375)	(3,422,019)	(782,864)
Tenneco, Inc.	(29,900)	(1,077,895)	(97,474)
Teradata Corp.	(29,200)	(1,777,224)	68,732
Teradyne, Inc.	(17,400)	(296,504)	14,276
Terex Corp.	(5,200)	(152,256)	(26,728)
Tesoro Corp.	(8,700)	(483,728)	(25,657)
Texas Instruments, Inc.	(61,400)	(2,035,410)	(143,062)
Textron, Inc.	(21,200)	(579,912)	(52,060)
Tidewater, Inc.	(9,500)	(448,970)	(30,780)
Tiffany & Co.	(124,600)	(7,967,153)	(697,531)
Time Warner, Inc.	(34,400)	(1,699,360)	(282,768)
TreeHouse Foods, Inc.	(23,800)	(1,255,792)	(294,778)
Trimble Navigation Ltd.	(44,600)	(1,361,877)	25,661
Trinity Industries, Inc.	(5,200)	(195,936)	(39,780)
Triumph Group, Inc.	(17,200)	(1,169,731)	(180,469)
Ultra Petroleum Corp.	(103,700)	(1,909,370)	(175,000)
Ultra Salon, Inc.	(300)	(22,507)	(1,844)
Under Armour, Inc.	(91,200)	(4,337,511)	(331,929)
United Continental Holdings, Inc.	(88,100)	(2,262,821)	(557,260)
United Natural Foods, Inc.	(7,500)	(392,400)	23,400
United Therapeutics Corp.	(1,900)	(116,014)	361
UnitedHealth Group, Inc.	(22,300)	(1,213,842)	(61,941)
Universal Corp.	(4,100)	(215,619)	(14,145)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Urban Outfitters, Inc.	(112,900)	$(4,875,022)	$501,276
Vail Resorts, Inc.	(16,100)	(847,715)	(155,637)
Valley National Bancorp.	(61,100)	(608,630)	(17,034)
ValueClick, Inc.	(99,000)	(2,299,537)	(625,913)
Varian Medical Systems, Inc.	(32,600)	(2,431,634)	84,434
VCA Antech, Inc.	(96,500)	(2,105,814)	(160,971)
Vectren Corp.	(400)	(12,220)	(1,948)
VeriSign, Inc.	(38,500)	(1,582,995)	(237,285)
VF Corp.	(4,100)	(621,380)	(66,395)
Virgin Media, Inc.	(10,300)	(396,035)	(108,356)
Visa, Inc.	(600)	(95,928)	(5,976)
Volcano Corp.	(83,700)	(2,066,329)	203,167
Waddell & Reed Financial, Inc.	(25,600)	(988,160)	(132,608)
Walgreen Co.	(30,600)	(1,215,955)	(243,053)
Walter Energy, Inc.	(135,121)	(4,801,843)	950,895
Waste Connections, Inc.	(2,700)	(92,988)	(4,158)
Watsco, Inc.	(15,000)	(1,132,800)	(129,900)
Weatherford International Ltd.	(57,400)	(726,951)	30,115
Webster Financial Corp.	(11,000)	(269,226)	2,366
WellPoint, Inc.	(5,400)	(352,943)	(4,699)
Wendy’s Company/The	(25,200)	(128,095)	(14,789)
WESCO International, Inc.	(13,000)	(892,190)	(51,740)
Westar Energy, Inc.	(3,900)	(114,582)	(14,820)
Western Union Co./The	(413,600)	(5,695,477)	(525,067)
Whole Foods Market, Inc.	(200)	(18,048)	698
Williams Cos, Inc./The	(7,900)	(267,020)	(28,914)
Windstream Corp.	(26,100)	(249,482)	41,987
WMS Industries, Inc.	(11,300)	(233,253)	(51,620)
Woodward, Inc.	(29,300)	(1,144,567)	(20,401)
World Fuel Services	(2,800)	(116,508)	5,292
WR Berkley Corp.	(6,600)	(262,812)	(30,030)
WW Grainger, Inc.	(3,000)	(631,020)	(43,920)
Wynn Resorts Ltd.	(5,800)	(716,068)	(9,860)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Xilinx, Inc.	(11,800)	$(429,992)	$(20,414)
Yum! Brands, Inc.	(8,100)	(515,919)	(66,795)
Zions BanCorp.	(172,000)	(3,870,422)	(427,858)

			(38,315,791)

Total of Short Equity Positions			(38,356,840)

Total of Long and Short Equity Positions			11,182,401

Net Cash and Other Receivables/(Payables) (b)			(2,419,291)

Swaps, at Value			$8,763,110

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund is pledged as collateral to the broker in the amount of $125,918,327 at March 28, 2013.

Total Return Basket Swaps* Outstanding at March 28, 2013

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE (Note 3)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swaps.	07/24/2013 - 09/30/2014	$1,869,850

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of March 28, 2013.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Bermuda
Alterra Capital Holdings Ltd.	277,582	$8,470,149	$273,684
Orient-Express Hotels Ltd.	333,435	3,806,285	(518,616)

			(244,932)

Canada
Astral Media, Inc.	87,152	4,008,052	199,197
Aurizon Mines Ltd.	583,006	2,551,286	2,612
Brick Ltd./The	171,420	900,806	8,732
Inmet Mining Corp.	57,119	3,899,591	(95,782)
Platino Energy Corp.	68,808	86,430	11,785
Uranium One, Inc.	1,649,265	4,453,027	92,863

			219,407

Netherlands
TNT Express	142,178	965,658	77,039

United States
ACME Packet, Inc.	286,762	8,380,071	(885)
American Greetings Corp.	218,236	3,378,293	135,306
Ameristar Casinos, Inc.	153,421	4,041,445	(17,212)
Arbitron, Inc.	223,117	10,462,567	(5,073)
Cascade Corp.	67,141	4,332,529	30,293
Citizens Republic Bancorp, Inc.	235,312	4,762,715	543,571
Clearwire Corp.	1,117,285	3,529,918	90,086
Compuware Corp.	110,554	1,229,360	152,564
Coventry Health Care, Inc.	292,374	13,296,471	453,878
CreXus Investment Corp.	280,566	3,667,346	(14,377)
CVR Energy, Inc.	4,900	248,381	4,557
Cymer, Inc.	86,893	8,284,391	66,027
Dell, Inc.	243,020	3,271,798	210,678
Duff & Phelps Corp.	139,985	2,173,830	(2,662)
Energy Group, Inc.	96,152	6,249,773	37,607
Gardner Denver, Inc.	51,405	3,843,621	17,409
H.J. Heinz Co.	136,911	9,915,423	(20,865)
Hot Topic, Inc.	253,285	3,504,533	11,063
Hudson City BanCorp., Inc.	1,697,452	14,594,158	71,827
Intermec, Inc.	351,619	3,467,714	(11,299)
Kayak Software Corp.	87,934	3,551,654	(37,812)
McMoRan Exploration Co.	375,896	6,000,949	144,951
Metals USA Holdings Corp.	64,839	1,335,701	3,224
Netspend Holdings, Inc.	87,658	1,389,452	3,433
NYSE Euronext	246,553	8,709,840	816,968
Plains Exploration & Production Co.	42,648	1,997,632	26,868

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sauer-Danfoss, Inc.	15,579	$912,448	$(2,167)
Virgin Media, Inc.	127,010	6,068,950	150,730
WMS Industries, Inc.	345,607	8,631,151	81,602

			$2,940,290

Total of Long Equity Positions			$2,991,804

Short Positions

Canada
First Quantum Minerals Ltd.	(86,590)	(1,736,175)	89,358

Netherlands
ASML Holding NV	(99,622)	(6,818,259)	42,967

United States
Aetna, Inc.	(112,463)	(5,371,298)	(377,811)
FirstMerit Corp.	(320,128)	(4,837,134)	(454,582)
Freeport-McMoRan Copper & Gold, Inc.	(26,821)	(914,060)	26,285
Hecla Mining Co.	(148,867)	(608,489)	20,465
IntercontinentalExchange, Inc.	(43,528)	(6,295,696)	(802,415)
Liberty Global, Inc.	(24,484)	(1,610,987)	(69,349)
Liberty Global, Inc.	(32,766)	(2,326,533)	(78,492)
M&T Bank Corp.	(143,004)	(14,794,020)	41,728
Markel Corp.	(11,929)	(5,741,296)	(264,956)
priceline.com, Inc.	(1,872)	(1,312,587)	24,782

			(1,934,345)

Total of Short Equity Positions			(1,802,020)

Total of Long and Short Equity Positions			1,189,784

Net Cash and Other Receivables/(Payables) (b)			680,066

Swaps, at Value			$1,869,850

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Additional collateral for this position held with Morgan Stanley is included in the collateral noted in the other Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 28, 2013, the Trust consists of twenty-one active series, of which six of the active series are presented in this book and the remaining fifteen active series are reported in a separate book, (collectively, the “Funds” and each individually a “Fund”): AQR Managed Futures Strategy Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund and AQR Multi-Strategy Alternative Fund. AQR Capital Management, LLC (“the Advisor”) serves as the investment advisor of each Fund. The Advisor has retained CNH Partners, LLC (“the Sub-Advisor”), an affiliate of the Advisor, to serve as an investment sub-advisor to the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Managed Futures Strategy Fund is to seek positive absolute returns. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests primarily in a portfolio of futures contracts, futures-related instruments and equity swaps. The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, forward contracts, and equity swaps across four major asset classes (commodities, currencies, fixed-income and equities); however, this universe of investments is subject to change under varying market conditions as these instruments evolve over time. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk-Balanced Commodities Strategy Fund is to seek total return. The Fund pursues its investment objective by investing in a portfolio of commodity futures contracts. The Fund seeks to balance risks across commodity sectors, managing risk over time through volatility targeting and drawdown control, and improving returns using information on commodity fundamentals and trends. The fund can go long or short individual commodity contracts, but will always be net long commodities as a whole. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market fixed income, sovereign debt, the credit spreads of mortgage-backed securities and corporate and sovereign debt, developed and emerging market currencies, and commodities). The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity II MV Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities). The “MV” in the Fund’s name reflects its “moderate volatility” approach. On average, the Advisor will target an annualized volatility level of 10% and expects that the Fund’s targeted annualized volatility will typically range from 7% to 13%. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity II HV Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities). The “HV” in the Fund’s name reflects its “high volatility” approach. On average, the Advisor, will target an annualized volatility level of 15% and expects that the Fund’s targeted annualized volatility will typically range from 10% to 20%. The Fund offers Class I and Class N shares.

The investment objective of the AQR Multi-Strategy Alternative Fund is to seek positive absolute returns. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options and swaps. The Fund offers Class I and Class N shares.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Managed Futures Strategy Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund and AQR

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

Multi-Strategy Alternative Fund include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., and AQR Multi-Strategy Alternative Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or future periods.

AQR Managed Futures Strategy Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, and AQR Multi-Strategy Alternative Fund may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT March 28, 2013	% OF TOTAL NET ASSETS AT March 28, 2013

AQR Managed Futures Strategy Offshore Fund, Ltd.	January 6, 2010	$604,357,572	20.4%
AQR Risk-Balanced Commodities Strategy Offshore Fund, Ltd.	July 9, 2012	15,926,755	22.6%
AQR Risk Parity Offshore Fund, Ltd.	September 30, 2010	256,426,572	19.8%
AQR Risk Parity II MV Offshore Fund, Ltd.	November 5, 2012	12,894,542	23.9%
AQR Risk Parity II HV Offshore Fund, Ltd.	November 5, 2012	22,382,886	23.5%
AQR Multi-Strategy Alternative Offshore Fund, Ltd.	July 18, 2011	158,691,226	14.9%

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) shall generally be the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities traded outside of the Western Hemisphere on a daily basis utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices, yields, maturities and ratings and is not necessarily reliant on quoted prices. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Equity, total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed, these differences could be material.

Convertible Securities: The Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Multi-Strategy Alternative Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short and securities segregated as collateral are denoted in the Schedules of Investments. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: The Funds invest in futures contracts as part of their primary investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Realized gains or losses, represent the difference between the value of the contract at the time it was opened and the value at the time it was closed. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is presented as Due from Broker on the Statements of Assets and Liabilities. The use of long futures contracts subjects the Funds to risk of loss up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Currency Contracts: The Funds buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the other party to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Schedule of Investments. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An up-front payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Schedule of Investments. The Fund’s maximum risk of loss from

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: The AQR Risk Parity Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments. Non-deliverable interest rate swaps are settled with the counterparty in cash without the delivery of foreign currency.

High Yield Securities: The AQR Multi-Strategy Alternative Fund invests in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted for the benefit of a Fund is held in a segregated account by a custodian of the Fund and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities and money market funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity.

Reverse Repurchase Agreements: The AQR Risk Parity II HV Fund enters into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are valued based on the amount of cash received plus accrued interest, which represents fair value. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited.

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

Options: The AQR Multi-Strategy Alternative Fund may write and purchase put and call options from time to time. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period ended March 28, 2013 for the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2012	(725)	$(35,916)
Options written	(3,888)	(118,656)
Options expired	—	—
Options exercised	1,305	84,714
Options outstanding, March 28, 2013	(3,308)	$(69,858)

Securities Lending: The AQR Multi-Strategy Alternative Fund may lend securities to brokers approved by the Advisor in order to generate additional income. Securities loaned are collateralized by cash, which is invested in various JPMorgan Money Market Funds. Upon termination of a loan, the Fund is required to return to the borrower the posted cash collateral. Loans are subject to termination by the Fund or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments, net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned.

The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the collateral investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all.

4. Federal Income Tax Matters

At March 28, 2013, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Managed Futures Strategy Fund	$2,747,804,545	$—	$(16,498,834)	$(16,498,834)
AQR Risk-Balanced Commodities Strategy Fund	72,866,457	—	(1,598,609)	(1,598,609)
AQR Risk Parity Fund	1,185,483,383	12,196,277	(1,709,652)	10,486,625
AQR Risk Parity II MV Fund	91,357,233	306,888	(326,924)	(20,036)
AQR Risk Parity II HV Fund	73,031,909	231,055	(195,313)	35,742
AQR Multi-Strategy Alternative Fund	1,101,508,900	111,935,578	(12,605,332)	99,330,246

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside North America (including those included as underlying reference instruments for total return swaps) are fair valued daily based on the application of a fair value factor and therefore are considered Level 2 (Note 2). Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, counterparties and other market participants. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security. Interest rate swap contracts are valued at estimated fair value as determined by the Funds based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap contract increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Securities, for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. On a quarterly basis the VC meets to review the results of back test reports generated by the Advisor’s internal risk department. The VC prepares for the Funds’ Board of Trustees an analysis relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade executions prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, model prices are reviewed against available third party model prices.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

The following summarizes inputs used as of March 28, 2013 in valuing the Funds’ assets carried at fair value:

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$258,094,120	$—	$258,094,120
Money Market Funds	—	2,473,211,591	—	2,473,211,591
Futures Contracts*	16,994,894	—	—	16,994,894
Total Return Swap Contracts*	—	3,612,261	—	3,612,261

Total Assets	$16,994,894	$2,734,917,972	$—	$2,751,912,866

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(4,433,360)	$—	$(4,433,360)
Total Return Swap Contracts*	—	(501,645)	—	(501,645)

Total Liabilities	$—	$(4,935,005)	$—	$(4,935,005)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$2,599,639	$—	$2,599,639
Money Market Funds	—	68,668,209	—	68,668,209
Futures Contracts*	870,685	—	—	870,685

Total Assets	$870,685	$71,267,848	$—	$72,138,533

Liabilities
Total Return Swap Contracts*	$—	$(3,281,939)	$—	$(3,281,939)

Total Liabilities	$—	$(3,281,939)	$—	$(3,281,939)

*	Derivative instruments, including futures and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$321,746,476	$—	$321,746,476
Short-Term Investments	—	87,277,867	—	87,277,867
U.S. Treasury Obligations	—	361,077,910	—	361,077,910
Money Market Funds	—	425,657,755	—	425,657,755
Forward Foreign Currency Exchange Contracts*	—	6,202,171	—	6,202,171
Credit Default Swap Contracts*	—	10,203,013	—	10,203,013
Futures Contracts*	5,082,440	—	—	5,082,440
Interest Rate Swap Contracts*	—	5,636,155	—	5,636,155
Total Return Swap Contracts*	—	2,409,432	—	2,409,432

Total Assets	$5,082,440	$1,220,210,779	$—	$1,225,293,219

Liabilities
Credit Default Swap Contracts*	$—	$(3,548,982)	$—	$(3,548,982)
Total Return Swap Contracts*	—	(928,291)	—	(928,291)

Total Liabilities	$—	$(4,477,273)	$—	$(4,477,273)

*	Derivative instruments, including futures, forward foreign currency exchange, interest rate swap and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap contracts are reported at market value.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR RISK PARITY II MV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$26,940,324	$—	$26,940,324
Short-Term Investments	—	1,259,825	—	1,259,825
U.S. Treasury Obligations	—	29,618,175	—	29,618,175
Money Market Funds	—	33,518,873	—	33,518,873
Forward Foreign Currency Exchange Contracts*	—	202,429	—	202,429
Futures Contracts*	806,657	—	—	806,657
Total Return Swap Contracts*	—	8,681	—	8,681

Total Assets	$806,657	$91,548,307	$—	$92,354,964

Liabilities
Total Return Swap Contracts*	$—	$(236,436)	$—	$(236,436)

Total Liabilities	$—	$(236,436)	$—	$(236,436)

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

AQR RISK PARITY II HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$21,400,709	$—	$21,400,709
Short-Term Investments	—	2,149,701	—	2,149,701
U.S. Treasury Obligations	—	23,253,025	—	23,253,025
Money Market Funds	—	26,264,216	—	26,264,216
Forward Foreign Currency Exchange Contracts*	—	177,967	—	177,967
Futures Contracts*	621,930	—	—	621,930
Total Return Swap Contracts*	—	54,590	—	54,590

Total Assets	$621,930	$73,300,208	$—	$73,922,138

Liabilities
Reverse Repurchase Agreements (Sold Short)	$—	$(23,160,259)	$—	$(23,160,259)
Total Return Swap Contracts*	—	(206,037)	—	(206,037)

Total Liabilities	$—	$(23,366,296)	$—	$(23,366,296)

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no transfers between Levels 1 and 2 during the period. There were no Level 3 securities held during the period.

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$44,289,679	$435,531,270	$—	$479,820,949
Convertible Preferred Stocks†	11,357,096	637,201	—	11,994,297
Corporate Bonds†	—	144,677,069	—	144,677,069
Convertible Bonds†	—	199,995,706	—	199,995,706
Preferred Stocks†	1,324,005	3,518,156	—	4,842,161
Rights†	—	—	—	—
Short-Term Investments	—	14,577,973	—	14,577,973
Money Market Funds	—	344,448,817	—	344,448,817
Purchased Options	482,174	—	—	482,174
Credit Default Swap Contracts*	—	1,547,188	—	1,547,188
Total Return Basket Swaps Contracts*	—	12,783,991	—	12,783,991
Total Return Swap Contracts*	—	251,103	—	251,103

Total Assets	$57,452,954	$1,157,968,474	$—	$1,215,421,428

Liabilities
Common Stocks (Sold Short)†	$(275,970,551)	$(357,048,005)	$—	$(633,018,556)
Exchange-Traded Funds (Sold Short)	(51,590,656)	—	—	(51,590,656)
Preferred Stocks (Sold Short)†	—	(1,982,560)	—	(1,982,560)
Written Options (Sold Short)*	(101,593)	—	(168)	(101,761)
Forward Foreign Currency Exchange Contracts*	—	(4,382,575)	—	(4,382,575)
Futures Contracts*	(760,475)	—	—	(760,475)
Total Return Swap Contracts*	—	(3,743,348)	—	(3,743,348)

Total Liabilities	$(328,423,275)	$(367,156,488)	$(168)	$(695,579,931)

*	Derivative instruments, including futures, total return swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap, written options and total return basket swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. Securities listed in the Schedule of Investments with a total market value of $(168) are classified as Level 3 and considered quantitatively insignificant to the portfolio.

6. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended March 28, 2013 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure
AQR Managed Futures Strategy Fund	$10,136,280	$398,447	$—	$12,635,770	$—	$—	$—
AQR Risk Parity Fund	3,856,573	36,882	—	2,674,016	810,295	—	—
AQR Risk Parity II MV Fund	373,737	8,156	—	273,740	45,977	—	—
AQR Risk Parity II HV Fund	315,422	6,484	—	242,864	36,863	—	—
AQR Multi-Strategy Alternative Fund	1,698,669	13,697,876	—	5,023,123	688,142	—	101,761

Foreign Exchange Rate Risk Exposure:
Managed Futures Strategy Fund	—	—	36,994,721	—	—	41,428,081
AQR Risk Parity Fund	—	—	9,541,810	—	—	3,339,639	—
AQR Risk Parity II MV Fund	—	—	281,725	—	—	79,296	—
AQR Risk Parity II HV Fund	—	—	232,478	—	—	54,511	—
AQR Multi-Strategy Alternative Fund	—	—	8,501,705	—	—	12,884,280	—

Interest Rate Risk Exposure:
AQR Managed Futures Strategy Fund	14,596,312	210,207	—	2,100,527	97,953	—	—
AQR Risk Parity Fund	5,678,784	11,046,819		—	3,001,232	—	—
AQR Risk Parity II MV Fund	694,369	48,241	—	—	39,560	—	—
AQR Risk Parity II HV Fund	510,677	84,246	—	—	29,656	—	—
AQR Multi-Strategy Alternative Fund	1,021,035	1,232,998	—	1,092,894	4,185,262	—	—

Credit Risk Exposure:
AQR Risk Parity Fund	—	13,173,352	—	—	6,519,321	—	—
AQR Multi-Strategy Alternative Fund	—	1,547,188	—	—	—	—	—

Commodity Exposure:
AQR Managed Futures Strategy Fund	29,475,738	6,251,175	—	22,477,139	3,651,260	—	—
AQR Risk Balanced Commodities Strategy Fund	2,225,348	2,545,333	—	1,354,663	5,827,272	—	—
AQR Risk Parity Fund	12,351,825	5,687	—	14,130,726	160,565	—	—
AQR Risk Parity II MV Fund	988,518	46,306	—	976,227	244,921	—	—
AQR Risk Parity II HV Fund	756,556	66,736	—	717,861	242,394	—	—
AQR Multi-Strategy Alternative Fund	6,685,771	54,575	—	4,049,933	820,299	—	—

Netting:
AQR Managed Futues Strategy Fund	(37,213,436)	(3,749,213)	(36,994,721)	(37,213,436)	(3,749,213)	(36,994,721)	—
AQR Risk Balanced Commodities Strategy Fund	(1,354,663)	(2,545,333)	—	(1,354,663)	(2,545,333)	—	—
AQR Risk Parity Fund	(16,804,742)	(10,491,413)	(3,339,639)	(16,804,742)	(10,491,413)	(3,339,639)	—
AQR Risk Parity II MV Fund	(1,249,967)	(102,703)	(79,296)	(1,249,967)	(102,703)	(79,296)	—
AQR Risk Parity II HV Fund	(960,725)	(157,466)	(54,511)	(960,725)	(157,466)	(54,511)	—
AQR Multi-Strategy Alternative Fund	(9,405,475)	(5,693,703)	(8,501,705)	(9,405,475)	(5,693,703)	(8,501,705)	—

Net Fair Value of Derivative Contracts:
AQR Managed Futues Strategy Fund	16,994,894	3,110,616	—	—	—	4,433,360	—
AQR Risk Balanced Commodities Strategy Fund	870,685	—	—	—	3,281,939	—	—
AQR Risk Parity Fund	5,082,440	13,771,327	6,202,171	—	—	—	—
AQR Risk Parity II MV Fund	806,657	—	202,429	—	227,755	—	—
AQR Risk Parity II HV Fund	621,930	—	177,967	—	151,447	—	—
AQR Multi-Strategy Alternative Fund	—	10,838,934	—	760,475	—	4,382,575	101,761

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

For swaps, futures and forward foreign currency contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate the position if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

As of March 28, 2013, the following Funds had net liability positions:

FUND	DERIVATIVES IN NET LIABILITY POSITION	COLLATERAL POSTED

AQR Risk Balanced Commodities Strategy Fund	$(2,411,254)	$10,233,401

7. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowings.

There is no guarantee that the Funds’ borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limits access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds best interest to do so.

The counterparties to the Funds’ securities sold short, currency forward, futures, option and swap contracts and reverse repurchase agreements include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Schedules of Investments. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such

Notes to Consolidated Schedule of Investments	March 28, 2013 (Unaudited)

concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Schedules of Investments. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

As of March 28, 2013, the AQR Multi-Strategy Alternative Fund pledged a substantial portion of its assets for securities sold short to JPMorgan Chase Bank, N.A.

8. New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic) 210: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”) which provides guidance to enhance disclosures about financial instruments and derivative instruments that are either (a) offset or (b) subject to an enforceable master netting arrangement or similar agreement even if the Funds do not elect to net the transactions on the balance sheet. Under this new guidance, Funds are required to disclose quantitative information relating to recognized assets and liabilities that are offset or subject to an enforceable master netting arrangement or similar agreement. On January 9, 2013, the FASB clarified the scope of ASU 2011-11, which limits the offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions. The Funds are required to apply ASU 2011-11, and the related amendment, for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Implementation of ASU 2011-11 may require legal interpretation of relevant agreements and an analysis of the contracts associated with such agreements to determine whether they fall within the scope of the standard. Management is currently assessing the impact of ASU 2011-11 but does not believe the adoption will have a material impact on their financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
May 29, 2013

By: /s/ Nir Messafi
Nir Messafi
Principal Financial Officer
May 29, 2013